UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

John L. Sullivan, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

Item 1. Schedule of Investments

Aggressive Allocation Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Shares	Mutual Funds (94.9%)	Value
Equity Mutual Funds (85.5%)
788,219	Thrivent Real Estate Securities Fund	$4,146,030
3,485,369	Thrivent Partner Small Cap Growth Fund[a]	23,107,998
873,275	Thrivent Partner Small Cap Value Fund	7,850,742
2,633,824	Thrivent Small Cap Stock Fund	24,810,619
1,602,524	Thrivent Mid Cap Growth Fund[a]	16,009,217
1,542,436	Thrivent Partner Mid Cap Value Fund	10,812,476
3,320,224	Thrivent Mid Cap Stock Fund	29,051,958
810,016	Thrivent Partner Worldwide Allocation Fund	4,576,592
6,020,293	Thrivent Partner International Stock Fund	41,118,603
11,447,690	Thrivent Large Cap Growth Fund	39,036,622
2,596,234	Thrivent Large Cap Value Fund	23,703,619
1,380,679	Thrivent Large Cap Stock Fund	20,503,090
432,476	Thrivent Equity Income Plus Fund	2,750,547

	Total Equity Mutual Funds	247,478,113

Fixed Income Mutual Funds (9.4%)
2,027,226	Thrivent High Yield Fund	7,460,190
1,615,596	Thrivent Income Fund	11,454,576
721,313	Thrivent Limited Maturity Bond Fund	8,194,118
	Total Fixed Income Mutual Funds	27,108,884

	Total Mutual Funds (cost $459,190,600)	274,586,997

Principal Amount	Long-Term Fixed Income (0.5%)	Value
U.S. Government (0.5%)
	U.S. Treasury Notes
1,500,000	0.875%, 12/31/2010[b]	1,499,179
	Total U.S. Government	1,499,179

	Total Long-Term Fixed Income (cost $1,501,338)	1,499,179

Shares or Principal Amount	Short-Term Investments (4.8%)[c]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
450,000	0.380%, 5/14/2009[b]	449,511
	Federal National Mortgage Association Discount Notes
800,000	0.410%, 5/14/2009[b]	799,033
12,807,249	Thrivent Money Market Fund	12,807,249
	Total Short-Term Investments (at amortized cost)	14,055,793

	Total Investments (cost $474,747,731) 100.2%	$290,141,969

	Other Assets and Liabilities, Net (0.2%)	(594,785)

	Total Net Assets 100.0%	$289,547,184

a	Non-income producing security.

b	At January 30, 2009, $2,747,723 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	(184,605,762)

Net unrealized appreciation (depreciation)	($184,605,762)

Cost for federal income tax purposes	$474,747,731

The following table is a summary of the inputs used, as of January 30, 2009, in valuing the Aggressive Allocation Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Level	Investments in Securities	Other Financial Instruments*
Level 1	$287,394,246	($956,638)
Level 2	2,747,723	–
Level 3	–	–

Totals (Level 1,2,3)	$290,141,969	($956,638)

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Aggressive Allocation Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Futures	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	59	March 2009	$3,480,682	$3,259,750	($220,932)
Russell 2000 Index Mini- Futures	137	March 2009	6,474,997	6,063,620	(411,377)
S&P 400 Index Mini-Futures	153	March 2009	7,787,579	7,608,690	(178,889)
S&P 500 Index Futures	8	March 2009	1,790,440	1,645,000	(145,440)
Total Futures					($956,638)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held at January 30, 2009	Value January 30, 2009	Income Earned November 1, 2008 - January 30, 2009
Real Estate Securities	$5,624,127	$100,887	$35,895	788,219	$4,146,030	$100,887
Partner Small Cap Growth	27,260,188	–	95,719	3,485,369	23,107,998	–
Partner Small Cap Value	9,385,012	622,979	35,895	873,275	7,850,742	119,068
Small Cap Stock	29,949,849	261,502	119,649	2,633,824	24,810,619	261,502
Mid Cap Growth	18,104,754	–	83,754	1,602,524	16,009,217	–
Partner Mid Cap Value	12,107,922	148,919	47,859	1,542,436	10,812,476	148,919
Mid Cap Stock	28,856,990	3,345,621	131,613	3,320,224	29,051,958	345,621
Partner Worldwide Allocation	1,009,633	3,699,223	–	810,016	4,576,592	99,223
Partner International Stock	44,711,623	1,452,574	–	6,020,293	41,118,603	1,452,574
Large Cap Growth	45,350,028	169,521	391,938	11,447,690	39,036,622	169,521
Large Cap Value	28,355,981	807,966	179,473	2,596,234	23,703,619	807,966
Large Cap Stock	24,233,056	510,905	155,543	1,380,679	20,503,090	510,905
Equity Income Plus	3,182,645	28,777	11,965	432,476	2,750,547	28,777
High Yield	7,127,068	190,076	42,110	2,027,226	7,460,190	189,914
Income	11,017,674	177,746	30,145	1,615,596	11,454,576	177,309
Limited Maturity Bond	8,176,698	87,662	42,110	721,313	8,194,118	87,482
Money Market	8,732,303	27,926,343	23,851,397	12,807,249	12,807,249	48,356
Total Value and Income Earned	313,185,551				287,394,246	4,548,024

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Shares	Mutual Funds (95.8%)	Value
Equity Mutual Funds (68.6%)
3,366,743	Thrivent Real Estate Securities Fund	$17,709,066
2,998,552	Thrivent Partner Small Cap Growth Fund[a]	19,880,398
2,004,450	Thrivent Partner Small Cap Value Fund	18,020,006
2,901,255	Thrivent Small Cap Stock Fund	27,329,820
1,667,237	Thrivent Mid Cap Growth Fund[a]	16,655,700
3,770,960	Thrivent Partner Mid Cap Value Fund	26,434,432
7,248,446	Thrivent Mid Cap Stock Fund	63,423,903
3,707,543	Thrivent Partner Worldwide Allocation Fund	20,947,620
10,178,151	Thrivent Partner International Stock Fund	69,516,772
19,938,991	Thrivent Large Cap Growth Fund	67,991,959
8,348,345	Thrivent Large Cap Value Fund	76,220,392
3,189,580	Thrivent Large Cap Stock Fund	47,365,257
1,034,074	Thrivent Equity Income Plus Fund	6,576,712

	Total Equity Mutual Funds	478,072,037

Fixed Income Mutual Funds (27.2%)
14,016,400	Thrivent High Yield Fund	51,580,351
13,828,955	Thrivent Income Fund	98,047,289
3,526,216	Thrivent Limited Maturity Bond Fund	40,057,818

	Total Fixed Income Mutual Funds	189,685,458

	Total Mutual Funds (cost $1,050,339,526)	667,757,495

Principal Amount	Long-Term Fixed Income (1.3%)	Value
Collateralized Mortgage Obligations (0.7%)
	Citigroup Mortgage Loan Trust, Inc.
564,095	5.500%, 11/25/2035	351,150
	Citimortgage Alternative Loan Trust
1,682,551	5.750%, 4/25/2037	936,208
	Countrywide Alternative Loan Trust
444,719	6.000%, 1/25/2037	301,823
	Countrywide Home Loans
1,668,288	5.750%, 4/25/2037	1,226,425
	Deutsche Alt-A Securities, Inc.
454,105	5.500%, 10/25/2021	354,344
690,805	6.000%, 10/25/2021	550,112
	J.P. Morgan Mortgage Trust
434,002	6.041%, 10/25/2036	311,574
	MASTR Alternative Loans Trust
408,940	6.500%, 7/25/2034	352,328
	Merrill Lynch Alternative Note Asset Trust
438,982	6.000%, 3/25/2037	225,356

	Total Collateralized Mortgage Obligations	4,609,320

Principal Amount	Long-Term Fixed Income (1.3%)	Value
Commercial Mortgage-Backed Securities (<0.1%)
	Greenwich Capital Commercial Funding Corporation
$720,000	5.867%, 12/10/2049	$339,559

	Total Commercial Mortgage- Backed Securities	339,559

U.S. Government (0.6%)
	U.S. Treasury Notes
4,000,000	0.875%, 12/31/2010[b]	3,997,812

	Total U.S. Government	3,997,812

	Total Long-Term Fixed Income (cost $9,937,236)	8,946,691

Shares or Principal Amount	Short-Term Investments (3.1%)[c]	Value
	Federal Home Loan Bank Discount Notes
300,000	0.250%, 5/14/2009[b]	299,785
	Federal Home Loan Mortgage Corporation Discount Notes
1,000,000	0.380%, 5/14/2009[b]	998,913
	Federal National Mortgage Association Discount Notes
3,950,000	0.414%, 5/14/2009[b]	3,945,268
16,594,083	Thrivent Money Market Fund	16,594,083

	Total Short-Term Investments (at amortized cost)	21,838,049

	Total Investments (cost $1,082,114,811) 100.2%	$698,542,235

	Other Assets and Liabilities, Net (0.2%)	(1,575,428)

	Total Net Assets 100.0%	$696,966,807

a	Non-income producing security.
b	At January 30, 2009, $9,241,778 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$29,771
Gross unrealized depreciation	(383,602,347)

Net unrealized appreciation (depreciation)	($383,572,576)
Cost for federal income tax purposes	$1,082,114,811

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 30, 2009

(unaudited)

The following table is a summary of the inputs used, as of January 30, 2009, in valuing the Moderately Aggressive Allocation Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Level	Investments in Securities	Other Financial Instruments*
Level 1	$684,351,578	($2,780,589)
Level 2	14,190,657	–
Level 3	–	–

Totals (Level 1,2,3)	$698,542,235	($2,780,589)

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	389	March 2009	$23,087,432	$21,492,250	($1,595,182)
Russell 2000 Index Mini- Futures	332	March 2009	15,390,909	14,694,320	(696,589)
S&P 400 Index Mini-Futures	380	March 2009	19,125,740	18,897,400	(228,340)
S&P 500 Index Futures	34	March 2009	7,251,728	6,991,250	(260,478)
Total Futures					($2,780,589)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held at January 30, 2009	Value January 30, 2009	Income Earned November 1, 2008 - January 30, 2009
Real Estate Securities	$23,918,527	$430,366	$73,000	3,366,743	$17,709,066	$430,366
Partner Small Cap Growth	23,420,948	–	54,750	2,998,552	19,880,398	–
Partner Small Cap Value	21,510,166	1,430,153	54,750	2,004,450	18,020,006	273,224
Small Cap Stock	35,447,751	287,988	2,091,250	2,901,255	27,329,820	287,988
Mid Cap Growth	18,799,904	–	54,750	1,667,237	16,655,700	–
Partner Mid Cap Value	29,553,521	363,944	73,000	3,770,960	26,434,432	363,944
Mid Cap Stock	63,632,580	7,754,259	1,182,500	7,248,446	63,423,903	754,259
Partner Worldwide Allocation	14,747,642	7,454,154	–	3,707,543	20,947,620	454,154
Partner International Stock	75,591,277	2,455,780	–	10,178,151	69,516,772	2,455,780
Large Cap Growth	78,974,825	295,131	609,853	19,938,991	67,991,959	295,131
Large Cap Value	90,949,786	2,596,579	365,000	8,348,345	76,220,392	2,596,579
Large Cap Stock	59,062,554	1,179,474	3,219,000	3,189,580	47,365,257	1,179,474
Equity Income Plus	7,598,740	68,786	18,250	1,034,074	6,576,712	68,786
High Yield	49,094,286	1,311,804	111,294	14,016,400	51,580,351	1,310,681
Income	95,360,477	1,526,659	1,279,131	13,828,955	98,047,289	1,522,917
Limited Maturity Bond	39,905,562	428,200	139,566	3,526,216	40,057,818	427,317
Money Market	14,530,324	61,009,550	58,945,791	16,594,083	16,594,083	75,602
Total Value and Income Earned	742,098,870				684,351,578	12,496,202

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Moderate Allocation Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Shares	Mutual Funds (95.7%)	Value
Equity Mutual Funds (48.1%)
3,295,182	Thrivent Real Estate Securities Fund	$17,332,658
1,751,945	Thrivent Partner Small Cap Growth Fund[a]	11,615,395
1,922,202	Thrivent Partner Small Cap Value Fund	17,280,594
1,855,312	Thrivent Small Cap Stock Fund	17,477,038
706,269	Thrivent Mid Cap Growth Fund[a]	7,055,629
2,206,649	Thrivent Partner Mid Cap Value Fund	15,468,613
4,582,482	Thrivent Mid Cap Stock Fund	40,096,714
2,893,926	Thrivent Partner Worldwide Allocation Fund	16,350,683
7,000,058	Thrivent Partner International Stock Fund	47,810,398
15,055,126	Thrivent Large Cap Growth Fund	51,337,980
7,680,356	Thrivent Large Cap Value Fund	70,121,647
1,787,229	Thrivent Large Cap Stock Fund	26,540,357
1,009,440	Thrivent Equity Income Plus Fund	6,420,038

	Total Equity Mutual Funds	344,907,744

Fixed Income Mutual Funds (47.6%)
13,402,515	Thrivent High Yield Fund	49,321,254
21,165,873	Thrivent Income Fund	150,066,040
12,447,117	Thrivent Limited Maturity Bond Fund	141,399,247

	Total Fixed Income Mutual Funds	340,786,541

	Total Mutual Funds (cost $986,612,644)	685,694,285

Principal Amount	Long-Term Fixed Income (1.6%)	Value
Collateralized Mortgage Obligations (1.2%)
	Citigroup Mortgage Loan Trust, Inc.
1,057,679	5.500%, 11/25/2035	658,406
	Citimortgage Alternative Loan Trust
3,271,627	5.750%, 4/25/2037	1,820,405
	Countrywide Alternative Loan Trust
833,848	6.000%, 1/25/2037	565,918
	Countrywide Home Loans
3,336,576	5.750%, 4/25/2037	2,452,851
	Deutsche Alt-A Securities, Inc.
851,446	5.500%, 10/25/2021	664,395
1,381,610	6.000%, 10/25/2021	1,100,224
	J.P. Morgan Mortgage Trust
813,755	6.041%, 10/25/2036	584,201
	MASTR Alternative Loans Trust
769,769	6.500%, 7/25/2034	663,205
	Merrill Lynch Alternative Note Asset Trust
823,092	6.000%, 3/25/2037	422,543

	Total Collateralized Mortgage Obligations	8,932,148

Principal Amount	Long-Term Fixed Income (1.6%)	Value
Commercial Mortgage-Backed Securities (0.1%)
	Greenwich Capital Commercial Funding Corporation
$1,350,000	5.867%, 12/10/2049	$636,673

	Total Commercial Mortgage- Backed Securities	636,673

U.S. Government (0.3%)
	U.S. Treasury Notes
2,000,000	0.875%, 12/31/2010[b]	1,998,906

	Total U.S. Government	1,998,906

	Total Long-Term Fixed Income (cost $13,457,212)	11,567,727

Shares or Principal Amount	Short-Term Investments (3.0%)[c]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.250%, 5/14/2009[b]	99,928
	Federal Home Loan Mortgage Corporation Discount Notes
300,000	0.380%, 5/14/2009[b]	299,674
	Federal National Mortgage Association Discount Notes
8,700,000	0.420%, 5/14/2009[b]	8,689,650
12,162,382	Thrivent Money Market Fund	12,162,382

	Total Short-Term Investments (at amortized cost)	21,251,634

	Total Investments (cost $1,021,321,490) 100.3%	$718,513,646

	Other Assets and Liabilities, Net (0.3%)	(1,884,790)

	Total Net Assets 100.0%	$716,628,856

a	Non-income producing security.
b	At January 30, 2009, $11,088,158 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$57,105
Gross unrealized depreciation	(302,864,949)

Net unrealized appreciation (depreciation)	($302,807,844)
Cost for federal income tax purposes	$1,021,321,490

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Moderate Allocation Fund

Schedule of Investments as of January 30, 2009

(unaudited)

The following table is a summary of the inputs used, as of January 30, 2009, in valuing the Moderate Allocation Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Level	Investments in Securities	Other Financial Instruments*
Level 1	$697,856,667	($3,991,612)
Level 2	20,656,979	–
Level 3	–	–

Totals (Level 1,2,3)	$718,513,646	($3,991,612)

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	415	March 2009	$24,539,697	$22,928,750	($1,610,947)
Russell 2000 Index Mini- Futures	391	March 2009	18,479,735	17,305,660	(1,174,075)
S&P 400 Index Mini-Futures	435	March 2009	22,266,502	21,632,550	(633,952)
S&P 500 Index Futures	72	March 2009	15,377,638	14,805,000	(572,638)
Total Futures					($3,991,612)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held at January 30, 2009	Value January 30, 2009	Income Earned November 1, 2008 - January 30, 2009
Real Estate Securities	$23,500,966	$421,977	$135,924	3,295,182	$17,332,658	$421,977
Partner Small Cap Growth	13,726,837	–	67,962	1,751,945	11,615,395	–
Partner Small Cap Value	21,978,826	1,373,181	1,101,943	1,922,202	17,280,594	262,379
Small Cap Stock	21,119,143	184,388	101,943	1,855,312	17,477,038	184,388
Mid Cap Growth	5,261,825	2,500,000	33,981	706,269	7,055,629	–
Partner Mid Cap Value	19,797,365	213,603	2,135,924	2,206,649	15,468,613	213,603
Mid Cap Stock	40,549,481	3,977,366	203,886	4,582,482	40,096,714	477,366
Partner Worldwide Allocation	10,924,226	6,354,491	–	2,893,926	16,350,683	354,491
Partner International Stock	51,988,160	1,688,971	–	7,000,058	47,810,398	1,688,971
Large Cap Growth	60,655,070	223,292	1,338,417	15,055,126	51,337,980	223,292
Large Cap Value	83,913,077	2,392,215	543,697	7,680,356	70,121,647	2,392,215
Large Cap Stock	36,177,029	662,303	4,237,867	1,787,229	26,540,357	662,303
Equity Income Plus	7,435,878	67,229	33,981	1,009,440	6,420,038	67,229
High Yield	47,057,270	1,255,647	215,655	13,402,515	49,321,254	1,254,572
Income	145,335,978	2,335,068	1,370,461	21,165,873	150,066,040	2,329,340
Limited Maturity Bond	142,872,969	1,518,984	2,444,960	12,447,117	141,399,247	1,515,865
Money Market	15,094,595	60,682,347	63,614,560	12,162,382	12,162,382	67,140
Total Value and Income Earned	747,388,695				697,856,667	12,115,131

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Moderately Conservative Allocation Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Shares	Mutual Funds (92.9%)	Value
Equity Mutual Funds (30.4%)
749,259	Thrivent Real Estate Securities Fund	$3,941,101
552,047	Thrivent Partner Small Cap Value Fund	4,962,904
736,300	Thrivent Small Cap Stock Fund	6,935,943
995,601	Thrivent Partner Mid Cap Value Fund	6,979,162
1,392,042	Thrivent Mid Cap Stock Fund	12,180,366
1,273,677	Thrivent Partner Worldwide Allocation Fund	7,196,277
1,680,953	Thrivent Partner International Stock Fund	11,480,910
3,267,670	Thrivent Large Cap Growth Fund	11,142,755
2,454,193	Thrivent Large Cap Value Fund	22,406,781
337,687	Thrivent Large Cap Stock Fund	5,014,659
398,813	Thrivent Equity Income Plus Fund	2,536,450

	Total Equity Mutual Funds	94,777,308

Fixed Income Mutual Funds (62.5%)
4,241,355	Thrivent High Yield Fund	15,608,187
5,976,509	Thrivent Income Fund	42,373,452
12,048,224	Thrivent Limited Maturity Bond Fund	136,867,824
	Total Fixed Income Mutual Funds	194,849,463

	Total Mutual Funds (cost $377,737,527)	289,626,771

Principal Amount	Long-Term Fixed Income (2.1%)	Value
Collateralized Mortgage Obligations (1.5%)
	Citigroup Mortgage Loan Trust, Inc.
564,095	5.500%, 11/25/2035	351,150
	Citimortgage Alternative Loan Trust
1,682,551	5.750%, 4/25/2037	936,209
	Countrywide Alternative Loan Trust
444,719	6.000%, 1/25/2037	301,823
	Countrywide Home Loans
1,668,288	5.750%, 4/25/2037	1,226,425
	Deutsche Alt-A Securities, Inc.
454,105	5.500%, 10/25/2021	354,344
753,606	6.000%, 10/25/2021	600,122
	J.P. Morgan Mortgage Trust
434,002	6.041%, 10/25/2036	311,574
	MASTR Alternative Loans Trust
408,940	6.500%, 7/25/2034	352,328
	Merrill Lynch Alternative Note Asset Trust
438,983	6.000%, 3/25/2037	225,356

	Total Collateralized Mortgage Obligations	4,659,331

Principal Amount	Long-Term Fixed Income (2.1%)	Value
Commercial Mortgage-Backed Securities (0.1%)
	Greenwich Capital Commercial Funding Corporation
$720,000	5.867%, 12/10/2049	$339,559

	Total Commercial Mortgage- Backed Securities	339,559

U.S. Government (0.5%)
	U.S. Treasury Notes
1,400,000	0.875%, 12/31/2010[a]	1,399,234

	Total U.S. Government	1,399,234

	Total Long-Term Fixed Income (cost $7,384,068)	6,398,124

Shares or Principal Amount	Short-Term Investments (5.2%)[b]	Value
	Federal National Mortgage Association Discount Notes
3,100,000	0.419%, 5/14/2009[a]	3,096,273
13,153,981	Thrivent Money Market Fund	13,153,981

	Total Short-Term Investments (at amortized cost)	16,250,254

	Total Investments (cost $401,371,849) 100.2%	$312,275,149

	Other Assets and Liabilities, Net (0.2%)	(643,146)

	Total Net Assets 100.0%	$311,632,003

a	At January 30, 2009, $4,495,507 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts.
b	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$30,630
Gross unrealized depreciation	(89,127,330)

Net unrealized appreciation (depreciation)	($89,096,700)

Cost for federal income tax purposes	$401,371,849

The following table is a summary of the inputs used, as of January 30, 2009, in valuing the Moderately Conservative Allocation Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Level	Investments in Securities	Other Financial Instruments*
Level 1	$302,780,752	($1,204,662)
Level 2	9,494,397	–
Level 3	–	–

Totals(Level 1,2,3)	$312,275,149	($1,204,662)

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Moderately Conservative Allocation Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Futures	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	118	March 2009	$6,857,527	$6,519,500	($338,027)
Russell 2000 Index Mini-Futures	130	March 2009	5,884,619	5,753,801	(130,818)
S&P 400 Index Mini-Futures	60	March 2009	2,986,459	2,983,800	(2,659)
S&P 500 Index Futures	60	March 2009	13,070,658	12,337,500	(733,158)
Total Futures					($1,204,662)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held at January 30, 2009	Value January 30, 2009	Income Earned November 1, 2008 - January 30, 2009
Real Estate Securities	$5,467,954	$97,075	$128,447	749,259	$3,941,101	$97,075
Partner Small Cap Value	5,980,770	395,784	64,224	552,047	4,962,904	75,610
Small Cap Stock	8,445,246	73,461	96,335	736,300	6,935,943	73,461
Partner Mid Cap Value	7,852,042	96,392	64,224	995,601	6,979,162	96,392
Mid Cap Stock	10,290,228	3,143,708	126,751	1,392,042	12,180,366	145,404
Partner Worldwide Allocation	3,319,158	4,156,019	–	1,273,677	7,196,277	156,019
Partner International Stock	12,484,133	405,580	–	1,680,953	11,480,910	405,580
Large Cap Growth	13,838,184	48,775	882,276	3,267,670	11,142,755	48,775
Large Cap Value	27,048,365	767,871	385,342	2,454,193	22,406,781	767,871
Large Cap Stock	6,029,642	126,154	128,447	337,687	5,014,659	126,154
Equity Income Plus	2,958,153	26,656	32,112	398,813	2,536,450	26,656
High Yield	15,090,979	399,938	264,138	4,241,355	15,608,187	399,597
Income	41,309,632	661,972	667,490	5,976,509	42,373,452	660,352
Limited Maturity Bond	137,687,487	1,470,014	1,799,032	12,048,224	136,867,824	1,466,992
Money Market	15,848,508	25,986,744	28,681,271	13,153,981	13,153,981	67,601
Total Value and Income Earned	313,650,481				302,780,752	4,613,539

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Technology Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Shares	Common Stock (91.0%)	Value
Communications Equipment (6.9%)
35,000	Cisco Systems, Inc.[a]	$523,950
10,900	Polycom, Inc.[a]	153,145
16,900	QUALCOMM, Inc.	583,895

	Total Communications Equipment	1,260,990

Computers & Peripherals (17.7%)
7,500	Apple, Inc.[a]	675,975
192,400	EMC Corporation[a]	2,124,096
4,600	International Business Machines Corporation	421,590

	Total Computers & Peripherals	3,221,661

Electronic Equipment, Instruments & Components (3.1%)
254,000	China High Speed Transmission Equipment Group Company, Ltd.	297,589
59,000	Comverge, Inc.[a,b]	270,810

	Total Electronic Equipment, Instruments & Components	568,399

Financials (5.2%)
24,500	Financial Select Sector SPDR Fund	226,380
12,500	First Trust Global Wind Energy ETF	142,000
15,600	HCC Insurance Holdings, Inc.	365,196
14,400	SPDR KBW Bank ETF[b]	205,632

	Total Financials	939,208

Health Care (3.9%)
1,700	Alcon, Inc.	145,588
10,400	BioMarin Pharmaceutical, Inc.[a,b]	200,304
6,300	Novartis AG ADR	259,938
2,800	Roche Holding AG ADR	98,308

	Total Health Care	704,138

Industrials (5.4%)
11,000	American Superconductor Corporation[a,b]	177,980
1,700	First Solar, Inc.[a]	242,760
165,500	Hansen Transmissions International NVa	254,678
32	Japan Wind Development Company, Ltd.	115,768
25,900	Polypore International, Inc.[a]	179,228

	Total Industrials	970,414

Internet Software & Services (7.5%)
1,800	Google, Inc.[a]	609,354
64,000	Yahoo!, Inc.[a]	750,720

	Total Internet Software & Services	1,360,074

Semiconductors & Semiconductor Equipment (25.2%)
28,100	ASML Holding NV ADR[b]	464,774
235,200	Atmel Corporation[a]	785,568
60,900	FormFactor, Inc.[a]	947,604
13,700	International Rectifier Corporation[a]	186,594
18,200	Lam Research Corporation[a]	367,822

Shares	Common Stock (91.0%)	Value
Semiconductors & Semiconductor Equipment (25.2%) - continued
17,700	MEMC Electronic Materials, Inc.[a]	$240,720
53,700	PMC-Sierra, Inc.[a]	261,519
52,000	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	392,080

195,600	Teradyne, Inc.[a]	940,836

	Total Semiconductors & Semiconductor Equipment	4,587,517

Software (14.5%)
38,300	Activision Blizzard, Inc.[a]	335,508
19,200	BMC Software, Inc.[a]	486,336
25,800	Check Point Software Technologies, Ltd.[a]	584,886
57,900	Compuware Corporation[a]	376,350
19,300	Nuance Communications, Inc.[a]	190,298
5,569	Quest Software, Inc.[a]	69,445
32,200	Synopsys, Inc.[a]	595,700

	Total Software	2,638,523

Telecommunications Services (1.6%)
17,000	NTT DoCoMo, Inc. ADR	292,740

	Total Telecommunications Services	292,740

	Total Common Stock (cost $22,847,082)	16,543,664

Shares	Collateral Held for Securities Loaned (6.3%)	Value
1,152,246	Thrivent Financial Securities Lending Trust	1,152,246

	Total Collateral Held for Securities Loaned (cost $1,152,246)	1,152,246

Shares	Short-Term Investments (4.6%)	Value
835,872	Thrivent Money Market Fund	835,872

	Total Short-Term Investments (at amortized cost)	835,872

	Total Investments (cost $24,835,200) 101.9%	$18,531,782

	Other Assets and Liabilities, Net (1.9%)	(348,238)

	Total Net Assets 100.0%	$18,183,544

a	Non-income producing security.
b	All or a portion of the security is on loan.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF -	Exchange Traded Fund.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$226,453
Gross unrealized depreciation	(6,529,871)

Net unrealized appreciation (depreciation)	($6,303,418)

Cost for federal income tax purposes	$24,835,200

The following table is a summary of the inputs used, as of January 30, 2009, in valuing the Technology Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Level	Investments in Securities	Other Financial Instruments*
Level 1	$17,863,747	$–
Level 2	668,035	–
Level 3	–	–

Totals (Level 1,2,3)	$18,531,782	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Technology Fund

Schedule of Investments as of January 30, 2009

(unaudited)

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Technology Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held at January 30, 2009	Value January 30, 2009	Income Earned November 1, 2008 - January 30, 2009
Money Market	$1,613,891	$2,565,941	$3,343,960	835,872	$835,872	$5,314
Thrivent Financial Securities Lending Trust	1,705,385	5,340,250	5,893,389	1,152,246	1,152,246	9,703
Total Value and Income Earned	3,319,276				1,988,118	15,017

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Partner Small Cap Growth Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Shares	Common Stock (90.4%)	Value
Consumer Discretionary (12.2%)
35,610	Aeropostale, Inc.[a]	$751,727
22,185	Buckle, Inc.[b]	469,213
15,300	Capella Education Company[a,b]	846,549
56,800	Centex Corporation	483,368
35,220	Collective Brands, Inc.[a]	375,797
46,600	D.R. Horton, Inc.	277,736
12,000	Deckers Outdoor Corporation[a,b]	626,880
8,790	Fuel Systems Solutions, Inc.[a,b]	229,771
47,490	Interactive Data Corporation	1,083,247
26,080	Scientific Games Corporation[a]	327,826
71,440	Texas Roadhouse, Inc.[a]	545,087
25,270	True Religion Apparel, Inc.[a,b]	288,331
74,010	Wendy’s/Arby’s Group, Inc.	373,010
46,660	WMS Industries, Inc.[a]	1,036,785

	Total Consumer Discretionary	7,715,327

Consumer Staples (2.1%)
5,190	Chattem, Inc.[a]	350,844
19,670	Green Mountain Coffee Roasters, Inc.[a,b]	752,574
14,340	United Natural Foods, Inc.[a]	222,844

	Total Consumer Staples	1,326,262

Energy (5.8%)
23,430	Arena Resources, Inc.[a]	570,755
10,130	Carbo Ceramics, Inc.	364,173
16,950	Carrizo Oil & Gas, Inc.[a]	234,927
40,630	Complete Production Services, Inc.[a]	260,438
23,930	Concho Resources, Inc.[a]	603,515
13,200	Core Laboratories NVb	886,908
16,630	Goodrich Petroleum Corporation[a,b]	480,607
14,220	Massey Energy Company	215,860

	Total Energy	3,617,183

Financials (4.2%)
29,710	Dime Community Bancshares	298,586
22,830	Eaton Vance Corporation	436,966
8,770	Greenhill & Company, Inc.[b]	570,225
13,750	Home Properties, Inc.[b]	493,488
5,170	ProAssurance Corporation[a]	244,334
10,530	Stifel Financial Corporation[a]	368,971
8,490	Tanger Factory Outlet Centers, Inc.[b]	257,247

	Total Financials	2,669,817

Health Care (23.6%)
22,350	Acorda Therapeutics, Inc.[a,b]	548,245
23,350	Alexion Pharmaceuticals, Inc.[a]	860,914
21,990	Amedisys, Inc.[a,b]	906,648
15,240	AMERIGROUP Corporation[a]	426,263
18,270	Auxilium Pharmaceuticals, Inc.[a,b]	558,331
11,690	Cougar Biotechnology, Inc.[a,b]	341,114
16,810	Endo Pharmaceutical Holdings, Inc.[a]	377,721
16,820	Haemonetics Corporation[a]	994,903
28,670	ICON plc ADR[a]	576,267
11,820	Immucor, Inc.[a]	327,532
13,110	Myriad Genetics, Inc.[a]	977,613
25,740	NuVasive, Inc.[a,b]	961,132
11,970	Onyx Pharmaceuticals, Inc.[a]	364,247

Shares	Common Stock (90.4%)	Value
Health Care (23.6%) - continued
18,050	OSI Pharmaceuticals, Inc.[a]	$642,580
12,090	Owens & Minor, Inc.	480,819
41,130	PAREXEL International Corporation[a]	406,776
17,710	Perrigo Company	519,789
25,730	Psychiatric Solutions, Inc.[a,b]	668,980
27,410	Thoratec Corporation[a]	794,068
10,610	United Therapeutics Corporation[a]	720,949
21,600	West Pharmaceutical Services, Inc.[b]	717,552
52,990	Wright Medical Group, Inc.[a,b]	1,099,013
22,720	Xenoport, Inc.[a]	593,446

	Total Health Care	14,864,902

Industrials (13.8%)
28,900	Aecom Technology Corporation[a]	731,459
6,670	Clean Harbors, Inc.[a]	356,912
22,330	Diana Shipping, Inc.	296,766
12,710	ESCO Technologies, Inc.[a]	450,442
19,290	Genesee & Wyoming, Inc.[a]	524,109
17,120	Huron Consulting Group, Inc.[a]	855,658
72,840	Kforce, Inc.[a]	455,250
19,370	Landstar System, Inc.	694,802
48,170	Mobile Mini, Inc.[a,b]	608,869
25,070	Navigant Consulting, Inc.[a]	359,253
2,420	Teledyne Technologies, Inc.[a]	67,445
25,640	Tetra Tech, Inc.[a]	595,617
21,240	UAL Corporation[a,b]	200,506
6,290	Valmont Industries, Inc.	255,248
21,650	Wabtec Corporation	647,985
20,510	Waste Connections, Inc.[a]	595,200
8,970	Watsco, Inc.[b]	296,458
14,530	Watson Wyatt Worldwide, Inc.	675,645

	Total Industrials	8,667,624

Information Technology (22.2%)
12,790	3PAR, Inc.[a]	108,587
50,020	Ariba, Inc.[a]	382,153
38,730	AsiaInfo Holdings, Inc.[a]	338,113
47,230	Atheros Communications, Inc.[a]	567,232
41,830	Comscore, Inc.[a]	527,476
9,800	Comtech Telecommunications Corporation[a]	380,240
27,630	Concur Technologies, Inc.[a]	682,185
24,020	F5 Networks, Inc.[a]	532,523
81,300	Fairchild Semiconductor International, Inc.[a]	369,915
37,880	Gartner, Inc.[a]	536,381
8,750	Itron, Inc.[a]	571,375
29,670	L-1 Identity Solutions, Inc.[a]	215,108
7,610	ManTech International Corporation[a]	408,124
27,810	Net 1 UEPS Technology, Inc.[a]	373,488
65,650	Novellus Systems, Inc.[a]	905,314
58,990	Omniture, Inc.[a]	536,219
15,380	Perot Systems Corporation[a]	199,786
44,660	Plexus Corporation[a]	645,784
150,820	PMC-Sierra, Inc.[a]	734,493
30,450	Semtech Corporation[a]	357,788
31,040	Sybase, Inc.[a]	847,702
19,910	Synaptics, Inc.[a,b]	469,279
100,190	Teradyne, Inc.[a]	481,914
33,210	TiVo, Inc.[a]	238,780
25,550	Ultratech, Inc.[a]	286,160

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Partner Small Cap Growth Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Shares	Common Stock (90.4%)	Value
Information Technology (22.2%) - continued
30,870	Varian Semiconductor Equipment Associates, Inc.[a]	$587,765
26,310	Verigy, Ltd.[a]	218,636
31,650	VistaPrint, Ltd.[a,b]	724,785
26,340	Vocus, Inc.[a]	401,948
32,240	Websense, Inc.[a]	361,088

	Total Information Technology	13,990,341

Materials (3.4%)
7,370	Compass Minerals International, Inc.	443,453
17,620	Greif, Inc.	533,181
20,350	Koppers Holdings, Inc.	329,670
31,500	Olin Corporation	442,575
10,520	Schnitzer Steel Industries, Inc.	413,120

	Total Materials	2,161,999

Telecommunications Services (1.7%)
18,470	Leap Wireless International, Inc.[a]	465,444
10,910	NTELOS Holdings Corporation	236,092
18,750	SBA Communications Corporation[a]	373,125

	Total Telecommunications Services	1,074,661

Utilities (1.4%)
21,260	ITC Holdings Corporation	892,495

	Total Utilities	892,495

	Total Common Stock (cost $70,739,148)	56,980,611

Principal Amount	Long-Term Fixed Income (0.9%)	Value
U.S. Government (0.9%)
	U.S. Treasury Notes
600,000	0.875%, 12/31/2010[c]	599,672

	Total U.S. Government	599,672

	Total Long-Term Fixed Income (cost $600,535)	599,672

Shares	Collateral Held for Securities Loaned (16.9%)	Value
10,657,248	Thrivent Financial Securities Lending Trust	10,657,248

	Total Collateral Held for Securities Loaned (cost $10,657,248)	10,657,248

Shares	Short-Term Investments (8.9%)	Value
5,611,445	Thrivent Money Market Fund	$5,611,445

	Total Short-Term Investments (at amortized cost)	5,611,445

	Total Investments (cost $87,608,376) 117.1%	$73,848,976

	Other Assets and Liabilities, Net (17.1%)	(10,791,171)

	Total Net Assets 100.0%	$63,057,805

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	At January 30, 2009, $599,672 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,288,740
Gross unrealized depreciation	(15,048,140)

Net unrealized appreciation (depreciation)	($13,759,400)

Cost for federal income tax purposes	$87,608,376

The following table is a summary of the inputs used, as of January 30, 2009, in valuing the Partner Small Cap Growth Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Level	Investments in Securities	Other Financial Instruments*
Level 1	$73,249,304	($73,834)
Level 2	599,672	–
Level 3	–	–

Totals (Level 1,2,3)	$73,848,976	($73,834)

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Partner Small Cap Growth Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Futures	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	94	March 2009	$4,234,274	$4,160,440	($73,834)
Total Futures					($73,834)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held at January 30, 2009	Value January 30, 2009	Income Earned November 1, 2008 - January 30, 2009
Money Market	$7,042,556	$11,848,810	$13,279,921	5,611,445	$5,611,445	$24,469
Thrivent Financial Securities Lending Trust	14,040,435	15,837,599	19,220,786	10,657,248	10,657,248	57,592
Total Value and Income Earned	21,082,991				16,268,693	82,061

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Partner Small Cap Value Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Shares	Common Stock (97.1%)	Value
Consumer Discretionary (11.8%)
119,300	Aaron Rents, Inc.	$2,607,898
40,500	Cavco Industries, Inc.[a]	991,440
56,000	Corinthian Colleges, Inc.[a]	1,046,080
34,700	CSS Industries, Inc.	526,399
54,400	Dixie Group, Inc.[a]	84,320
48,848	Dorman Products, Inc.[a]	487,992
77,000	Drew Industries, Inc.[a,b]	663,740
55,500	Fred’s, Inc.	569,430
63,000	Haverty Furniture Companies, Inc.[b]	505,260
40,000	M/I Homes, Inc.[b]	353,600
52,000	MarineMax, Inc.[a,b]	91,520
32,200	Matthews International Corporation	1,253,868
64,000	Men’s Wearhouse, Inc.[b]	745,600
66,000	Meritage Homes Corporation[a]	727,320
83,000	Orient Express Hotels, Ltd.[b]	524,560
56,500	Pool Corporation[b]	895,525
12,975	Saga Communications, Inc.[a]	57,349
112,500	Shiloh Industries, Inc.	258,750
41,700	Stanley Furniture Company, Inc.	327,345
56,000	Steak n Shake Company[a,b]	320,320
111,900	Stein Mart, Inc.[a,b]	130,923
38,500	Steven Madden, Ltd.[a]	669,130
87,000	Winnebago Industries, Inc.[b]	481,110

	Total Consumer Discretionary	14,319,479

Consumer Staples (2.2%)
210,000	Alliance One International, Inc.[a]	504,000
36,500	Casey’s General Stores, Inc.[b]	775,625
33,300	Nash Finch Company	1,432,899

	Total Consumer Staples	2,712,524

Energy (4.5%)
11,000	Atwood Oceanics, Inc.[a]	183,150
36,400	Carbo Ceramics, Inc.	1,308,580
62,500	Hercules Offshore, Inc.[a,b]	232,500
157,000	Mariner Energy, Inc.[a]	1,554,300
138,000	NGAS Resources, Inc.[a,b]	201,480
46,000	TETRA Technologies, Inc.[a]	238,740
59,000	Whiting Petroleum Corporation[a,c]	1,711,000

	Total Energy	5,429,750

Financials (18.4%)
153,000	Ares Capital Corporation	720,630
51,200	Cascade Bancorp[b]	119,808
107,000	Cedar Shopping Centers, Inc.	655,910
101,000	East West Bancorp, Inc.[b]	958,490
29,500	Employers Holdings, Inc.	399,430
96,000	First Opportunity Fund, Inc.	432,000
71,800	Glacier Bancorp, Inc.[b]	1,102,130
57,500	Gladstone Capital Corporation	505,425
54,700	Hatteras Financial Corporation	1,352,184
96,000	Hercules Technology Growth Capital, Inc.[b]	626,880
50,000	Home Bancshares, Inc.[b]	1,029,500
16,400	iShares Russell 2000 Value Fund[b]	695,196
43,500	JMP Group, Inc.[b]	220,110
92,500	Kite Realty Group Trust	428,275
49,500	LaSalle Hotel Properties[b]	412,335
3,250	Markel Corporation[a]	877,598
75,000	Max Re Capital, Ltd.	1,275,750

Shares	Common Stock (97.1%)	Value
Financials (18.4%) - continued
76,000	Meadowbrook Insurance Group, Inc.	$461,320
46,200	National Interstate Corporation[b]	733,656
29,000	Parkway Properties, Inc.	432,680
126,000	PennantPark Investment Corporation	394,380
29,000	Piper Jaffray Companies[a]	832,590
49,500	Potlatch Corporation	1,246,905
60,200	ProAssurance Corporation[a]	2,845,052
37,000	Provident Bankshares Corporation[b]	237,540
53,300	Redwood Trust, Inc.[b]	676,377
43,000	Sandy Spring Bancorp, Inc.	607,160
43,000	Seabright Insurance Holdings[a]	445,910
92,000	Strategic Hotel Capital, Inc.[b]	126,040
38,500	SVB Financial Group[a,b]	799,645
41,500	Wintrust Financial Corporation	554,855

	Total Financials	22,205,761

Health Care (7.1%)
16,400	Analogic Corporation	410,000
34,000	Angiodynamics, Inc.[a]	462,400
5,800	Atrion Corporation	474,440
325,000	Lexicon Pharmaceuticals, Inc.[a,b]	386,750
82,500	Momenta Pharmaceuticals, Inc.[a,b]	893,475
28,000	National Healthcare Corporation	1,274,000
64,500	Owens & Minor, Inc.	2,565,165
54,000	Triple-S Management Corporation[a,b]	777,060
40,800	West Pharmaceutical Services, Inc.[b]	1,355,376

	Total Health Care	8,598,666

Industrials (25.5%)
22,200	A.O. Smith Corporation	610,056
92,000	Accuride Corporation[a]	34,040
66,000	Alaska Air Group, Inc.[a]	1,739,760
23,500	Ameron International Corporation	1,171,475
42,500	Applied Industrial Technologies, Inc.	671,075
27,000	Astec Industries, Inc.[a]	663,390
124,000	Beacon Roofing Supply, Inc.[a,b]	1,578,520
45,000	Belden, Inc.[b]	587,700
55,500	C&D Technologies, Inc.[a,b]	165,390
26,000	Cascade Corporation[b]	595,140
37,500	Circor International, Inc.	834,375
76,000	Comfort Systems USA, Inc.	777,480
31,000	Courier Corporation	487,010
51,600	Dollar Thrifty Automotive Group, Inc.[a,b]	59,856
13,000	Franklin Electric Company, Inc.[b]	337,870
18,100	FTI Consulting, Inc.[a]	742,281
48,000	G & K Services, Inc.	885,600
53,000	Genesee & Wyoming, Inc.[a]	1,440,010
64,000	Gibraltar Industries, Inc.[b]	654,720
39,000	Greenbrier Companies, Inc.	216,450
51,000	Hub Group, Inc.[a]	1,157,700
48,000	IDEX Corporation	1,085,280
67,000	Insituform Technologies, Inc.[a]	1,256,920
33,500	Kaman Corporation	639,515
153,000	Kforce, Inc.[a]	956,250
54,000	Kirby Corporation[a]	1,294,920

Shares	Common Stock (97.1%)	Value
Industrials (25.5%) - continued
315,000	Kratos Defense & Security Solutions, Inc.[a]	$371,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Partner Small Cap Value Fund

Schedule of Investments as of January 30, 2009

(unaudited)

67,600	McGrath Rentcorp	1,417,572
166,000	MPS Group, Inc.[a]	1,004,300
48,000	Navigant Consulting, Inc.[a]	687,840
42,200	Nordson Corporation[b]	1,274,862
21,000	School Specialty, Inc.[a,b]	346,500
63,000	Sterling Construction Company, Inc.[a]	1,128,960
40,000	Universal Forest Products, Inc.	840,000
116,000	Vitran Corporation, Inc.[a]	537,080
42,000	Waste Connections, Inc.[a]	1,218,840
64,500	Woodward Governor Company	1,326,765

	Total Industrials	30,797,202

Information Technology (10.8%)
164,000	Acme Packet, Inc.[a]	721,600
105,000	Advanced Energy Industries, Inc.[a]	942,900
98,000	Ariba, Inc.[a,b]	748,720
30,000	ATMI, Inc.[a]	405,300
83,000	Brooks Automation, Inc.[a]	379,310
23,100	Cabot Microelectronics Corporation[a]	525,756
54,800	Catapult Communications Corporation[a]	378,120
42,000	Cymer, Inc.[a]	856,800
77,900	Electro Rent Corporation	825,740
123,000	GSI Group, Inc.[a]	113,160
36,000	Littelfuse, Inc.[a]	550,800
62,000	Methode Electronics, Inc.	286,440
100,500	Palm, Inc.[a,b]	770,835
72,700	Progress Software Corporation[a]	1,240,262
615,000	Safeguard Scientifics, Inc.[a]	369,000
54,000	SPSS, Inc.[a]	1,386,720
30,000	Standard Microsystems Corporation[a]	415,500
62,000	StarTek, Inc.[a]	287,680
76,000	Symyx Technologies, Inc.[a]	364,800
56,000	Synnex Corporation[a,b]	859,600
68,000	Vignette Corporation[a]	473,960
42,000	Xyratex, Ltd.[a]	72,660
311,100	Zarlink Semiconductor, Inc.[a,b]	63,775

	Total Information Technology	13,039,438

Materials (9.0%)
35,000	Airgas, Inc.	1,235,850
53,500	AMCOL International Corporation[b]	775,215
80,000	American Vanguard Corporation[b]	1,136,800
65,700	AptarGroup, Inc.	2,024,874
50,500	Arch Chemicals, Inc.	1,131,705
49,000	Carpenter Technology Corporation	808,500
24,000	Clearwater Paper Corporation[a]	271,440
11,200	Deltic Timber Corporation	443,184
45,800	Innospec, Inc.	223,046
20,700	Minerals Technologies, Inc.	782,667
117,000	Myers Industries, Inc.[b]	733,590
136,000	Wausau Paper Corporation	1,293,360

	Total Materials	10,860,231

Shares	Common Stock (97.1%)	Value
Telecommunications Services (0.8%)
96,000	Premiere Global Services, Inc.[a]	$930,240

	Total Telecommunications Services	930,240

Utilities (7.0%)
61,500	Black Hills Corporation	1,629,750
87,200	Cleco Corporation[b]	1,992,520
52,800	El Paso Electric Company[a]	873,312
34,600	Empire District Electric Company[b]	614,496
54,000	Southwest Gas Corporation	1,391,040

34,500	UniSource Energy Corporation	974,280
39,500	Vectren Corporation	1,018,705

	Total Utilities	8,494,103

	Total Common Stock (cost $170,016,753)	117,387,394

Shares	Preferred Stock (0.7%)	Value
Financials (0.3%)
632	East West Bancorp, Inc.	398,413

	Total Financials	398,413

Health Care (0.4%)
40,000	National Healthcare Corporation, Convertible	470,000

	Total Health Care	470,000

	Total Preferred Stock (cost $1,165,578)	868,413

Shares	Collateral Held for Securities Loaned (16.8%)	Value
20,287,249	Thrivent Financial Securities Lending Trust	20,287,249

	Total Collateral Held for Securities Loaned (cost $20,287,249)	20,287,249

Shares	Short-Term Investments (2.3%)	Value
2,823,339	Thrivent Money Market Fund	2,823,339

	Total Short-Term Investments (at amortized cost)	2,823,339

	Total Investments (cost $194,292,919) 116.9%	$141,366,395

	Other Assets and Liabilities, Net (16.9%)	(20,462,635)

	Total Net Assets 100.0%	$120,903,760

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes investments purchased on a when-issued or delayed delivery basis.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$6,282,506
Gross unrealized depreciation	(59,209,030)

Net unrealized appreciation (depreciation)	($52,926,524)

Cost for federal income tax purposes	$194,292,919

The following table is a summary of the inputs used, as of January 30, 2009, in valuing the Partner Small Cap Value Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Level	Investments in Securities	Other Financial Instruments*
Level 1	$141,366,395	$–
Level 2	–	–
Level 3	–	–

Totals (Level 1,2,3)	$141,366,395	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Partner Small Cap Value Fund

Schedule of Investments as of January 30, 2009

(unaudited)

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held at January 30, 2009	Value January 30, 2009	Income Earned November 1, 2008 - January 30, 2009
Money Market	$5,100,015	$12,429,874	$14,706,550	2,823,339	$2,823,339	$22,084
Thrivent Financial Securities Lending Trust	31,225,748	30,590,882	41,529,381	20,287,249	20,287,249	82,067
Total Value and Income Earned	36,325,763				23,110,588	104,151

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Small Cap Stock Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Shares	Common Stock (95.8%)	Value
Consumer Discretionary (12.9%)
65,500	Aaron Rents, Inc.	$1,431,830
13,900	Apollo Group, Inc.[a]	1,132,294
57,100	Bally Technologies, Inc.[a]	1,152,849
56,700	BorgWarner, Inc.	957,096
47,600	Burger King Holdings, Inc.	1,059,100
18,300	Callaway Golf Company	139,263
75,500	Career Education Corporation[a]	1,645,900
54,000	Carter’s, Inc.[a]	917,460
64,800	CEC Entertainment, Inc.[a]	1,512,432
7,500	Deckers Outdoor Corporation[a]	391,800
20,500	DeVry, Inc.	1,098,390
43,600	Dollar Tree, Inc.[a]	1,862,156
89,500	Domino’s Pizza, Inc.[a]	598,755
35,300	Family Dollar Stores, Inc.	980,281
26,200	Fred’s, Inc.	268,812
140,600	Gentex Corporation	1,179,634
147,700	Hot Topic, Inc.[a]	1,261,358
60,500	Interactive Data Corporation	1,380,005
83,300	Jack in the Box, Inc.[a]	1,881,747
45,600	Joseph A. Bank Clothiers, Inc.[a,b]	1,252,176
44,400	Meritage Homes Corporation[a]	489,288
62,900	Monro Muffler Brake, Inc.	1,526,583
54,200	O’Reilly Automotive, Inc.[a]	1,575,594
35,700	Panera Bread Company[a,b]	1,677,186
45,800	Penn National Gaming, Inc.[a]	854,170
18,200	Priceline.com, Inc.[a,b]	1,221,038
93,600	Pulte Homes, Inc.	950,040
44,400	Ross Stores, Inc.	1,306,248
145,600	Shuffle Master, Inc.[a,b]	493,584
3,100	Strayer Education, Inc.	670,933
59,700	Toll Brothers, Inc.[a]	1,016,094
63,800	Tupperware Corporation	1,311,728
63,200	WMS Industries, Inc.[a]	1,404,304

	Total Consumer Discretionary	36,600,128

Consumer Staples (3.9%)
39,258	Calavo Growers, Inc.	478,948
17,400	Chattem, Inc.[a]	1,176,240
49,800	Fresh Del Monte Produce, Inc.[a]	1,200,180
31,400	Green Mountain Coffee Roasters, Inc.[a,b]	1,201,364
19,700	J.M. Smucker Company	889,455
33,600	Nash Finch Company	1,445,808
49,400	Pantry, Inc.[a]	821,522
25,400	Ralcorp Holdings, Inc.[a]	1,504,188
37,500	Sanderson Farms, Inc.	1,356,750
38,500	TreeHouse Foods, Inc.[a]	1,016,015

	Total Consumer Staples	11,090,470

Energy (5.4%)
15,000	Core Laboratories NV	1,007,850
89,500	Frontier Oil Corporation	1,278,060
330,200	Global Industries, Ltd.[a,b]	1,139,190
12,800	Helmerich & Payne, Inc.	287,488
47,600	Massey Energy Company	722,568
44,500	Oceaneering International, Inc.[a]	1,533,470
70,900	Oil States International, Inc.[a]	1,298,179
96,762	Petrohawk Energy Corporation[a]	1,907,179
17,900	Petroleum Development Corporation[a]	308,775
31,900	Range Resources Corporation	1,143,296
47,963	T-3 Energy Services, Inc.[a]	611,528
28,900	Tesco Corporation[a]	287,266

Shares	Common Stock (95.8%)	Value
Energy (5.4%) - continued
169,200	TETRA Technologies, Inc.[a]	$878,148

57,000	Union Drilling, Inc.[a]	261,060
24,700	Western Refining, Inc.	288,002
15,700	Whiting Petroleum Corporation[a,c]	455,300
54,400	World Fuel Services Corporation	1,837,088

	Total Energy	15,244,447

Financials (18.8%)
32,200	American Capital Agency Corporation	643,356
13,100	American Financial Group, Inc.	222,438
84,500	Amerisafe, Inc.[a]	1,582,685
78,800	Aspen Insurance Holdings, Ltd.	1,741,480
14,900	Astoria Financial Corporation	135,292
49,500	Bank of the Ozarks, Inc.[b]	1,123,155
64,300	BioMed Realty Trust, Inc.	709,872
38,600	Brown & Brown, Inc.	738,418
21,800	Community Bank System, Inc.	391,310
50,400	Corporate Office Properties Trust	1,329,552
26,400	Delphi Financial Group, Inc.	400,488
58,800	East West Bancorp, Inc.	558,012
77,500	Fidelity National Financial, Inc.	1,133,050
34,900	First Cash Financial Services, Inc.[a]	587,018
34,200	First Commonwealth Financial Corporation[b]	327,978
9,900	First Midwest Bancorp, Inc.	99,000
65,700	First Niagara Financial Group, Inc.	858,042
35,400	FirstMerit Corporation	572,418
42,100	Hanover Insurance Group, Inc.	1,701,682
64,400	Hatteras Financial Corporation	1,591,968
63,900	HCC Insurance Holdings, Inc.	1,495,899
54,300	Home Bancshares, Inc.[b]	1,118,037
19,100	Infinity Property & Casualty Corporation	733,440
89,900	Inland Real Estate Corporation	887,313
78,800	Investors Real Estate Trust	784,060
61,700	IPC Holdings, Ltd.	1,583,222
112,100	iShares Russell 2000 Index Fund[b]	4,986,208
16,800	iShares Russell 2000 Value Fund	712,152
41,600	iShares Russell Microcap Index Fund[b]	1,175,616
260,900	KBW Regional Banking ETF	5,411,066
184,100	MFA Mortgage Investments, Inc.	1,054,893
67,200	National Retail Properties, Inc.	969,696
90,100	Nelnet, Inc.	1,245,182
38,800	NewAlliance Bancshares, Inc.	426,412
128,700	Ocwen Financial Corporation[a]	1,145,430
40,900	Old National Bancorp	520,657
14,800	PartnerRe, Ltd.	969,844
47,200	Platinum Underwriters Holdings, Ltd.	1,312,632
41,400	Potlatch Corporation	1,042,866
27,800	ProAssurance Corporation[a]	1,313,828
94,230	Radian Group, Inc.	303,421
15,100	RenaissanceRe Holdings, Ltd.	674,819
22,000	RLI Corporation	1,242,780
78,100	Santander BanCorp[b]	649,792
95,000	Senior Housing Property Trust	1,537,100
23,750	Stifel Financial Corporation[a]	832,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Small Cap Stock Fund

Schedule of Investments as of January 30, 2009

(unaudited)

52,300	Tower Group, Inc.	1,311,161
14,400	UMB Financial Corporation	557,856

Shares	Common Stock (95.8%)	Value
Financials (18.8%) - continued
39,100	Washington Real Estate Investment Trust[b]	$930,971

	Total Financials	53,375,767

Health Care (11.5%)
21,600	Alexion Pharmaceuticals, Inc.[a]	796,392
63,100	AMERIGROUP Corporation[a]	1,764,907
19,700	athenahealth, Inc.[a]	710,776
24,400	Beckman Coulter, Inc.	1,213,168
71,300	BioMarin Pharmaceutical, Inc.[a,b]	1,373,238
55,700	Centene Corporation[a]	987,561
14,600	Cephalon, Inc.[a,b]	1,126,828
11,400	Chemed Corporation	457,482
37,700	Cooper Companies, Inc.	715,169
35,600	Emergency Medical Services Corporation[a,b]	1,193,312
50,500	Greatbatch, Inc.[a]	1,176,650
23,000	Haemonetics Corporation[a]	1,360,450
104,400	Healthspring, Inc.[a]	1,818,648
42,900	HMS Holding Corporation[a]	1,327,755
14,800	ICON plc ADR[a]	297,480
30,900	ICU Medical, Inc.[a]	942,759
49,700	IPC The Hospitalist Company, Inc.[a]	951,258
9,700	LHC Group, Inc.[a]	258,117
28,300	Life Technologies Corporation[a]	720,518
40,400	Lincare Holdings, Inc.[a]	971,620
16,500	Martek Biosciences Corporation[b]	436,425
22,150	Masimo Corporation[a]	615,105
8,400	MWI Veterinary Supply, Inc.[a]	175,812
21,700	Myriad Genetics, Inc.[a]	1,618,169
29,800	NuVasive, Inc.[a,b]	1,112,732
33,600	Omnicare, Inc.	939,456
37,200	Owens & Minor, Inc.	1,479,444
90,100	Par Pharmaceutical Companies, Inc.[a]	1,109,131
40,200	Phase Forward, Inc.[a]	542,700
70,300	PSS World Medical, Inc.[a,b]	1,116,364
24,100	Shire Pharmaceuticals Group plc ADR	1,052,447
13,400	United Therapeutics Corporation[a,b]	910,530
36,900	ViroPharma, Inc.[a]	442,800
53,400	Wright Medical Group, Inc.[a,b]	1,107,516

	Total Health Care	32,822,719

Industrials (15.4%)
51,200	AAON, Inc.	927,744
97,900	AAR Corporation[a]	1,775,906
34,000	Actuant Corporation	560,320
21,500	Acuity Brands, Inc.	577,705
37,900	Aecom Technology Corporation[a,b]	959,249
38,200	Alaska Air Group, Inc.[a]	1,006,952
24,600	Allegiant Travel Company[a,b]	879,696
108,700	BE Aerospace, Inc.[a]	1,051,129
53,200	Beacon Roofing Supply, Inc.[a]	677,236
95,600	Briggs & Stratton Corporation[b]	1,413,924
18,600	Carlisle Companies, Inc.	347,262
106,000	Comfort Systems USA, Inc.	1,084,380
38,000	Consolidated Graphics, Inc.[a]	612,180
39,100	Continental Airlines, Inc.[a]	526,677
48,500	Cubic Corporation	1,317,260
29,200	Curtiss-Wright Corporation	943,160
64,300	EMCOR Group, Inc.[a]	1,323,937

Shares	Common Stock (95.8%)	Value
Industrials (15.4%) - continued
36,900	Esterline Technologies Corporation[a]	$1,331,721
72,500	General Cable Corporation[a]	1,193,350
13,500	Genesee & Wyoming, Inc.[a]	366,795
64,500	Geo Group, Inc.[a]	954,600
39,600	Gorman-Rupp Company	1,013,760
32,300	Granite Construction, Inc.[b]	1,137,606
96,700	Griffon Corporation[a]	962,165
15,000	Huron Consulting Group, Inc.[a]	749,700
52,100	IDEX Corporation	1,177,981
62,000	Insituform Technologies, Inc.[a]	1,163,120
17,600	Jacobs Engineering Group, Inc.[a]	680,592
50,900	Kaydon Corporation	1,384,480
39,700	Ladish Company, Inc.[a]	451,389
15,100	Landstar System, Inc.	541,637
32,900	Lennox International, Inc.	924,819
33,900	Oshkosh Corporation	244,758
46,000	Regal-Beloit Corporation[b]	1,562,160
15,800	Roper Industries, Inc.	650,012
37,500	Shaw Group, Inc.[a]	1,042,500
19,200	SPX Corporation	808,512
32,500	Stanley, Inc.[a]	983,450
66,600	Sterling Construction Company, Inc.[a]	1,193,472
78,300	Sykes Enterprises, Inc.[a,b]	1,308,393
24,500	Teledyne Technologies, Inc.[a]	682,815
36,900	Terex Corporation[a]	436,896
88,600	Tredegar Corporation	1,461,900
64,400	UAL Corporation[a,b]	607,936
38,900	URS Corporation[a]	1,324,545
14,100	Watsco, Inc.[b]	466,005
24,700	Watson Wyatt Worldwide, Inc.	1,148,550

	Total Industrials	43,940,336

Information Technology (17.9%)
353,000	Adaptec, Inc.[a]	984,870
71,900	ADTRAN, Inc.	1,089,285
72,600	Akamai Technologies, Inc.[a]	978,648
30,500	ANSYS, Inc.[a]	758,230
56,700	Arrow Electronics, Inc.[a]	1,081,269
34,800	AsiaInfo Holdings, Inc.[a]	303,804
172,000	Atmel Corporation[a]	574,480
68,900	Avocent Corporation[a]	988,715
49,800	Benchmark Electronics, Inc.[a]	584,652
193,684	BigBand Networks, Inc.[a]	978,104
40,500	BMC Software, Inc.[a]	1,025,865
12,300	CACI International, Inc.[a]	555,345
32,400	Check Point Software Technologies, Ltd.[a]	734,508
90,900	Cogent, Inc.[a]	1,058,076
160,300	Compuware Corporation[a]	1,041,950
16,900	Comtech Telecommunications Corporation[a]	655,720
90,400	CSG Systems International, Inc.[a]	1,310,800
41,400	DTS, Inc.[a,b]	563,040
188,100	EarthLink, Inc.[a]	1,416,393
52,700	EMS Technologies, Inc.[a]	1,264,800
79,200	EPIQ Systems, Inc.[a]	1,403,424
59,100	F5 Networks, Inc.[a]	1,310,247
82,500	FormFactor, Inc.[a,b]	1,283,700
29,100	Hittite Microwave Corporation[a]	745,542
7,600	Itron, Inc.[a]	496,280
17,900	JDA Software Group, Inc.[a]	200,480
115,000	Knot, Inc.[a]	791,200

Shares	Common Stock (95.8%)	Value
Information Technology (17.9%) - continued
52,800	Lam Research Corporation[a]	$1,067,088

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Small Cap Stock Fund

Schedule of Investments as of January 30, 2009

(unaudited)

59,700	Loral Space & Communications, Inc.[a]	788,637
15,200	ManTech International Corporation[a]	815,176
136,400	Marvell Technology Group, Ltd.[a]	994,356
20,800	MKS Instruments, Inc.[a]	292,240
105,300	Monolithic Power Systems, Inc.[a]	1,279,395
24,900	NCI, Inc.[a]	747,000
33,600	Netlogic Microsystems, Inc.[a]	712,656
84,600	Nuance Communications, Inc.[a]	834,156
327,300	ON Semiconductor Corporation[a]	1,364,841
67,700	Perot Systems Corporation[a]	879,423
54,000	Plexus Corporation[a]	780,840
216,100	PMC-Sierra, Inc.[a]	1,052,407
54,300	QLogic Corporation[a]	614,676
28,900	Quality Systems, Inc.[b]	1,077,392
157,800	S1 Corporation[a]	1,052,526
45,300	Shanda Interactive Entertainment, Ltd.[a,b]	1,318,230
53,100	Solera Holdings, Inc.[a]	1,279,179
68,300	Sybase, Inc.[a]	1,865,273
68,100	Synnex Corporation[a]	1,045,335
70,500	Synopsys, Inc.[a]	1,304,250
168,500	TeleCommunication Systems, Inc.[a]	1,206,460
278,100	Teradyne, Inc.[a]	1,337,661
163,500	TIBCO Software, Inc.[a]	874,725
17,400	Trimble Navigation, Ltd.[a]	257,868
74,800	Varian Semiconductor Equipment Associates, Inc.[a,b]	1,424,192
82,100	Zoran Corporation[a]	487,674

	Total Information Technology	50,933,083

Materials (5.6%)
33,100	Airgas, Inc.	1,168,761
21,900	AptarGroup, Inc.	674,958
17,400	Bemis Company, Inc.	392,718
56,100	Carpenter Technology Corporation	925,650
51,500	Eagle Materials, Inc.	931,120
34,300	FMC Corporation	1,530,466
21,900	Greif, Inc.	662,694
13,200	Pactiv Corporation[a]	285,384
64,500	Pan American Silver Corporation[a,b]	1,173,255
21,400	Royal Gold, Inc.	1,028,912
30,400	RPM International, Inc.	374,224
50,700	Schweitzer-Mauduit International, Inc.	1,084,980
45,600	Scotts Miracle-Gro Company	1,469,232
14,500	SPDR Gold Trust[a]	1,323,995
98,500	Steel Dynamics, Inc.	1,046,070
34,500	Terra Industries, Inc.	706,560
132,300	Wausau Paper Corporation	1,258,173

	Total Materials	16,037,152

Telecommunications Services (1.1%)
32,800	CenturyTel, Inc.[b]	890,192
46,500	NTELOS Holdings Corporation[b]	1,006,260
22,800	Premiere Global Services, Inc.[a]	220,932

Shares	Common Stock (95.8%)	Value
Telecommunications Services (1.1%) - continued
71,900	Syniverse Holdings, Inc.[a]	$974,964

	Total Telecommunications Services	3,092,348

Utilities (3.3%)
73,600	Aqua America, Inc.[b]	1,526,464
73,600	Avista Corporation	1,401,344
40,500	El Paso Electric Company[a]	669,870
35,700	IDACORP, Inc.	1,039,227
55,200	Mirant Corporation[a]	947,784

36,600	New Jersey Resources Corporation	1,467,294
36,100	South Jersey Industries, Inc.	1,346,530
37,700	UGI Corporation	956,449

	Total Utilities	9,354,962

	Total Common Stock (cost $286,175,917)	272,491,412

Principal Amount	Long-Term Fixed Income (0.2%)	Value
U.S. Government (0.2%)
	U.S. Treasury Notes
600,000	0.875%, 12/31/2010[d]	599,672

	Total U.S. Government	599,672

	Total Long-Term Fixed Income (cost $600,535)	599,672

Shares	Collateral Held for Securities Loaned (10.7%)	Value
30,368,661	Thrivent Financial Securities Lending Trust	30,368,661

	Total Collateral Held for Securities Loaned (cost $30,368,661)	30,368,661

Shares or Principal Amount	Short-Term Investments (5.7%)[e]	Value
9,426,941	Thrivent Money Market Fund	9,426,941

	Total Capital SA
7,000,000	0.300%, 2/2/2009	6,999,883

	Total Short-Term Investments (at amortized cost)	16,426,824

	Total Investments (cost $333,571,937) 112.4%	$319,886,569

	Other Assets and Liabilities, Net (12.4%)	(35,352,010)

	Total Net Assets 100.0%	$284,534,559

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	At January 30, 2009, $599,672 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts.
e	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF -	Exchange Traded Fund.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$10,546,962
Gross unrealized depreciation	(24,232,330)

Net unrealized appreciation (depreciation)	($13,685,368)

Cost for federal income tax purposes	$333,571,937

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

Small Cap Stock Fund

Schedule of Investments as of January 30, 2009

(unaudited)

The following table is a summary of the inputs used, as of January 30, 2009, in valuing the Small Cap Stock Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Level	Investments in Securities	Other Financial Instruments*
Level 1	$312,287,014	($69,208)
Level 2	7,599,555	–
Level 3	–	–

Totals (Level 1,2,3)	$319,886,569	($69,208)

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	32	March 2009	$1,485,528	$1,416,320	($69,208)
Total Futures					($69,208)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held at January 30, 2009	Value January 30, 2009	Income Earned November 1, 2008 - January 30, 2009
Money Market	$16,013,258	$34,875,909	$41,462,226	9,426,941	$9,426,941	$33,738
Thrivent Financial Securities Lending Trust	54,683,469	59,316,551	83,631,359	30,368,661	30,368,661	196,274
Total Value and Income Earned	70,696,727				39,795,602	230,012

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

Small Cap Index Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Shares	Common Stock (99.0%)	Value
Consumer Discretionary (12.9%)
900	4Kids Entertainment, Inc.[a]	$1,503
3,875	Aaron Rents, Inc.	84,708
1,300	AH Belo Corporation	2,600
2,000	Arbitron, Inc.	30,040
900	Arctic Cat, Inc.	3,861
1,400	Audiovox Corporation[a]	6,314
900	Bassett Furniture Industries, Inc.	2,961
1,600	Big 5 Sporting Goods Corporation	8,416
1,100	Blue Nile, Inc.[a,b]	22,242
3,050	Brown Shoe Company, Inc.	14,304
6,300	Brunswick Corporation[b]	17,514
1,750	Buckle, Inc.	37,012
1,300	Buffalo Wild Wings, Inc.[a,b]	29,198
2,900	Cabela’s, Inc.[a,b]	16,269
1,800	California Pizza Kitchen, Inc.[a]	18,648
1,000	Capella Education Company[a]	55,330
4,100	Carter’s, Inc.[a]	69,659
2,150	Cato Corporation	28,444
1,650	CEC Entertainment, Inc.[a]	38,511
5,700	Champion Enterprises, Inc.[a]	2,622
1,600	Charlotte Russe Holding, Inc.[a]	8,240
1,700	Children’s Place Retail Stores, Inc.[a]	31,977
2,600	Christopher & Banks Corporation	10,088
3,900	CKE Restaurants, Inc.	32,370
2,000	Coinstar, Inc.[a]	45,960
1,700	Cracker Barrel Old Country Store, Inc.	29,869
6,000	Crocs, Inc.[a,b]	7,200
900	Deckers Outdoor Corporation[a,b]	47,016
1,200	DineEquity, Inc.[b]	10,608
3,200	Dress Barn, Inc.[a,b]	27,584
1,500	Drew Industries, Inc.[a,b]	12,930
2,133	E.W. Scripps Company	3,434
2,100	Ethan Allen Interiors, Inc.	23,919
3,943	Finish Line, Inc.	18,729
3,200	Fossil, Inc.[a]	36,928
3,000	Fred’s, Inc.	30,780
1,400	Genesco, Inc.[a]	21,560
1,800	Group 1 Automotive, Inc.	17,946
2,100	Gymboree Corporation[a]	51,450
1,400	Haverty Furniture Companies, Inc.[b]	11,228
2,050	Hibbett Sports, Inc.[a,b]	27,901
4,500	Hillenbrand, Inc.	83,205
3,175	Hot Topic, Inc.[a]	27,115
2,900	HSN, Inc.[a]	13,775
4,200	Iconix Brand Group, Inc.[a]	34,734
2,900	Interval Leisure Group, Inc.[a]	14,529
4,100	Jack in the Box, Inc.[a]	92,619
2,100	JAKKS Pacific, Inc.[a]	38,514
1,910	Jo-Ann Stores, Inc.[a]	24,391
1,250	Joseph A. Bank Clothiers, Inc.[a,b]	34,325
2,000	K-Swiss, Inc.	21,440
1,000	Landry’s Restaurants, Inc.	6,460
3,800	La-Z-Boy, Inc.[b]	3,686
1,300	Lithia Motors, Inc.[b]	3,978
5,700	Live Nation, Inc.[a,b]	29,811
6,900	Liz Claiborne, Inc.	15,180
1,100	M/I Homes, Inc.[b]	9,724
1,400	Maidenform Brands, Inc.[a]	12,530
1,600	Marcus Corporation	16,528
1,400	MarineMax, Inc.[a]	2,464
3,700	Men’s Wearhouse, Inc.	43,105

Shares	Common Stock (99.0%)	Value
Consumer Discretionary (12.9%) - continued
2,200	Meritage Homes Corporation[a]	$24,244
1,100	Midas, Inc.[a]	9,625
900	Monarch Casino & Resort, Inc.[a]	9,216
1,400	Movado Group, Inc.	10,752
1,700	Multimedia Games, Inc.[a]	2,907
400	National Presto Industries, Inc.	26,856
1,700	Nautilus Group, Inc.[a]	2,363
2,100	NutriSystem, Inc.	27,069
1,600	O’Charley’s, Inc.	4,000
5,500	OfficeMax, Inc.	30,305
1,000	Oxford Industries, Inc.	6,660
1,800	P.F. Chang’s China Bistro, Inc.[a,b]	31,914
2,200	Panera Bread Company[a,b]	103,356
1,600	Papa John’s International, Inc.[a]	30,416
800	Peet’s Coffee & Tea, Inc.[a]	16,256
3,300	Pep Boys - Manny, Moe & Jack[b]	9,537
900	Perry Ellis International, Inc.[a]	3,456
1,700	PetMed Express, Inc.[a]	24,548
4,300	Pinnacle Entertainment, Inc.[a,b]	29,154
2,300	Polaris Industries, Inc.[b]	48,921
3,475	Pool Corporation[b]	55,079
600	Pre-Paid Legal Services, Inc.[a]	20,172
9,200	Quiksilver, Inc.[a]	19,320
1,300	RC2 Corporation[a]	7,553
1,200	Red Robin Gourmet Burgers, Inc.[a]	14,616
3,895	Ruby Tuesday, Inc.[a]	4,830
1,300	Russ Berrie and Company, Inc.[a]	2,223
1,500	Ruth’s Chris Steak House, Inc.[a]	1,695
4,075	Shuffle Master, Inc.[a]	13,814
2,500	Skechers USA, Inc.[a]	24,900
500	Skyline Corporation	10,040
2,100	Sonic Automotive, Inc.	4,263
4,375	Sonic Corporation[a]	42,612
2,400	Spartan Motors, Inc.	10,416
2,800	Stage Stores, Inc.	20,020
1,100	Stamps.com, Inc.[a]	8,998
900	Standard Motor Products, Inc.	2,115
6,800	Standard Pacific Corporation[a,b]	9,588
2,100	Steak n Shake Company[a]	12,012
1,900	Stein Mart, Inc.[a,b]	2,223
1,500	Sturm, Ruger & Company, Inc.[a]	9,915
1,700	Superior Industries International, Inc.	17,459
3,800	Texas Roadhouse, Inc.[a]	28,994
2,900	Ticketmaster Entertainment, Inc.[a]	17,255
2,300	Tractor Supply Company[a]	77,533
1,400	True Religion Apparel, Inc.[a]	15,974
2,300	Tuesday Morning Corporation[a]	2,714
1,900	Tween Brands, Inc.[a]	5,111
1,100	UniFirst Corporation	28,864
1,100	Universal Electronic Inc.[a]	12,408
1,600	Universal Technical Institute, Inc.[a]	28,048
1,200	Volcom, Inc.[a]	9,948
2,200	Winnebago Industries, Inc.	12,166
3,600	WMS Industries, Inc.[a]	79,992
3,550	Wolverine World Wide, Inc.	64,397
2,400	Zale Corporation[a,b]	2,976

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

Small Cap Index Fund

Schedule of Investments as of January 30, 2009

(unaudited)

1,500	Zumiez, Inc.[a]	10,725

	Total Consumer Discretionary	2,688,509

Shares	Common Stock (99.0%)	Value
Consumer Staples (3.8%)
6,500	Alliance One International, Inc.[a]	$15,600
1,300	Andersons, Inc.	21,307
800	Boston Beer Company, Inc.[a]	20,192
900	Cal-Maine Foods, Inc.[b]	24,372
3,700	Casey’s General Stores, Inc.	78,625
5,100	Central Garden & Pet Company[a]	30,600
1,300	Chattem, Inc.[a]	87,880
5,900	Darling International, Inc.[a]	27,081
1,100	Diamond Foods, Inc.	28,248
2,300	Great Atlantic & Pacific Tea Company, Inc.[a]	16,376
1,200	Green Mountain Coffee Roasters, Inc.[a,b]	45,912
2,900	Hain Celestial Group, Inc.[a]	44,138
1,100	J & J Snack Foods Corporation	38,401
2,200	Lance, Inc.	41,426
1,200	Mannatech, Inc.	3,228
1,000	Nash Finch Company	43,030
1,200	Sanderson Farms, Inc.	43,416
1,600	Spartan Stores, Inc.	29,728
2,300	TreeHouse Foods, Inc.[a,b]	60,697
3,100	United Natural Foods, Inc.[a,b]	48,174
1,300	WD-40 Company	32,591

	Total Consumer Staples	781,022

Energy (4.7%)
4,000	Atwood Oceanics, Inc.[a]	66,600
1,700	Basic Energy Services, Inc.[a]	16,320
2,200	Bristow Group, Inc.[a,b]	53,218
1,500	Carbo Ceramics, Inc.	53,925
2,200	Dril-Quip, Inc.[a]	53,900
1,100	Gulf Island Fabrication, Inc.	13,849
2,900	Holly Corporation	67,773
1,700	Hornbeck Offshore Services, Inc.[a]	30,158
6,500	Input/Output, Inc.[a]	9,750
1,100	Lufkin Industries, Inc.	38,445
2,000	Matrix Service Company[a]	10,580
1,550	NATCO Group, Inc.[a]	26,552
3,600	Oil States International, Inc.[a]	65,916
3,000	Penn Virginia Corporation	61,800
1,000	Petroleum Development Corporation[a]	17,250
3,200	PetroQuest Energy, Inc.[a]	20,256
3,700	Pioneer Drilling Company[a]	18,389
1,450	SEACOR Holdings, Inc.[a]	94,308
4,500	St. Mary Land & Exploration Company	87,075
2,600	Stone Energy Corporation[a]	22,308
1,300	Superior Well Services, Inc.[a]	11,947
2,300	Swift Energy Company[a,b]	35,236
5,400	TETRA Technologies, Inc.[a]	28,026
2,100	World Fuel Services Corporation	70,917

	Total Energy	974,498

Financials (18.8%)
2,492	Acadia Realty Trust	29,082
500	American Physicians Capital, Inc.	21,260
1,300	Amerisafe, Inc.[a]	24,349
1,400	Anchor BanCorp Wisconsin, Inc.[b]	2,828
3,600	Bank Mutual Corporation	31,788

600	BankAtlantic Bancorp, Inc.[b]	1,392
5,800	BioMed Realty Trust, Inc.	64,032
4,700	Boston Private Financial Holdings, Inc.	22,137

Shares	Common Stock (99.0%)	Value
Financials (18.8%) - continued
4,300	Brookline Bancorp, Inc.	$41,581
2,000	Cascade Bancorp[b]	4,680
2,100	Cash America International, Inc.	38,388
3,300	Cedar Shopping Centers, Inc.	20,229
2,100	Central Pacific Financial Corporation	14,133
3,600	Colonial Properties Trust	26,460
1,300	Columbia Banking System, Inc.	11,570
2,400	Community Bank System, Inc.	43,080
2,300	Corus Bankshares, Inc.[b]	2,553
3,100	Delphi Financial Group, Inc.	47,027
6,500	DiamondRock Hospitality Company	26,650
1,950	Dime Community Bancshares	19,597
4,600	East West Bancorp, Inc.	43,654
1,900	EastGroup Properties, Inc.	57,722
2,300	Entertainment Properties Trust	52,095
6,200	Extra Space Storage, Inc.	50,282
1,800	Financial Federal Corporation	39,096
5,500	First BanCorp[b]	39,105
1,800	First Cash Financial Services, Inc.[a]	30,276
5,300	First Commonwealth Financial Corporation[b]	50,827
2,400	First Financial Bancorp	19,488
1,500	First Financial Bankshares, Inc.[b]	66,585
3,500	First Midwest Bancorp, Inc.	35,000
4,300	Flagstar Bancorp, Inc.[a,b]	2,580
2,700	Forestar Real Estate Group, Inc.[a]	30,105
3,900	Franklin Street Properties Corporation	44,538
3,400	Frontier Financial Corporation[b]	6,018
4,300	Glacier Bancorp, Inc.[b]	66,005
1,300	Greenhill & Company, Inc.	84,526
8,000	Guaranty Financial Group, Inc.[a,b]	12,480
1,800	Hancock Holding Company[b]	49,266
2,800	Hanmi Financial Corporation	5,348
1,000	Home Bancshares, Inc.	20,590
2,300	Home Properties, Inc.[b]	82,547
1,100	Independent Bank Corporation (MA)	20,394
1,485	Independent Bank Corporation (MI)[b]	2,361
1,100	Infinity Property & Casualty Corporation	42,240
4,300	Inland Real Estate Corporation	42,441
3,100	Investment Technology Group, Inc.[a]	67,208
1,400	Irwin Financial Corporation[a]	3,346
2,400	Kilroy Realty Corporation	54,864
2,500	Kite Realty Group Trust	11,575
3,900	LaBranche & Company, Inc.[a]	26,754
2,900	LaSalle Hotel Properties	24,157
5,400	Lexington Corporate Properties Trust	23,922
1,700	LTC Properties, Inc.	35,173
5,900	Medical Properties Trust, Inc.[b]	26,845
2,000	Mid-America Apartment Communities, Inc.[b]	59,080

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

Small Cap Index Fund

Schedule of Investments as of January 30, 2009

(unaudited)

1,700	Nara Bancorp, Inc.	10,047
2,900	National Financial Partners	7,453
5,800	National Penn Bancshares, Inc.[b]	56,144
5,700	National Retail Properties, Inc.[b]	82,251
1,000	Navigators Group, Inc.[a]	51,340
4,800	Old National Bancorp	61,104

Shares	Common Stock (99.0%)	Value
Financials (18.8%) - continued
3,200	optionsXpress Holdings, Inc.[b]	$34,848
1,200	Parkway Properties, Inc.	17,904
2,900	Pennsylvania Real Estate Investment Trust[b]	12,847
1,100	Piper Jaffray Companies[a]	31,581
1,200	Portfolio Recovery Associates, Inc.[a,b]	28,308
3,200	Post Properties, Inc.	41,888
1,600	Presidential Life Corporation	15,472
2,000	PrivateBancorp, Inc.[b]	29,160
2,400	ProAssurance Corporation[a]	113,424
3,000	Prosperity Bancshares, Inc.	81,150
2,455	Provident Bankshares Corporation	15,761
1,100	PS Business Parks, Inc.	47,190
2,000	Rewards Network, Inc.[a]	5,280
1,300	RLI Corporation	73,437
1,800	S&T Bancorp, Inc.[b]	45,774
1,200	Safety Insurance Group, Inc.	42,024
3,800	Selective Insurance Group, Inc.	58,330
8,300	Senior Housing Property Trust	134,294
2,500	Signature Bank[a]	64,225
5,300	South Financial Group, Inc.	9,964
1,700	Sovran Self Storage, Inc.	44,200
1,400	Sterling Bancorp	15,428
5,375	Sterling Bancshares, Inc.	29,885
3,720	Sterling Financial Corporation	6,882
1,300	Stewart Information Services Corporation	19,292
1,800	Stifel Financial Corporation[a]	63,072
6,200	Susquehanna Bancshares, Inc.[b]	68,200
1,989	SWS Group, Inc.	29,139
2,300	Tanger Factory Outlet Centers, Inc.[b]	69,690
500	Tompkins Financial Corporation	25,075
1,500	Tower Group, Inc.	37,605
2,400	Tradestation Group, Inc.[a]	13,224
5,633	TrustCo Bank Corporation NYb	37,741
8,100	UCBH Holdings, Inc.[b]	18,873
2,100	UMB Financial Corporation	81,354
4,300	Umpqua Holdings Corporation	42,140
2,700	United Bankshares, Inc.[b]	56,673
3,044	United Community Banks, Inc.[b]	15,677
1,600	United Fire & Casualty Company	32,080
1,600	Urstadt Biddle Properties	23,664
4,675	Whitney Holding Corporation	60,728
1,500	Wilshire Bancorp, Inc.	10,290
1,800	Wintrust Financial Corporation	24,066
1,094	World Acceptance Corporation[a]	20,950
2,800	Zenith National Insurance Corporation	78,512

	Total Financials	3,916,949

Health Care (13.3%)
1,500	Abaxis, Inc.[a]	23,730
800	Air Methods Corporation[a]	15,600
1,933	Amedisys, Inc.[a,b]	79,698
5,300	American Medical Systems Holdings, Inc.[a,b]	56,710
3,800	AMERIGROUP Corporation[a]	106,286
2,400	AMN Healthcare Services, Inc.[a]	16,320
2,200	AmSurg Corporation[a]	43,098
1,050	Analogic Corporation	26,250
2,100	ArQule, Inc.[a]	8,295

Shares	Common Stock (99.0%)	Value
Health Care (13.3%) - continued
800	Bio-Reference Laboratories, Inc.[a]	$19,520
2,200	Cambrex Corporation[a]	7,194
2,700	Catalyst Health Solutions, Inc.[a]	59,454
3,100	Centene Corporation[a]	54,963
1,600	Chemed Corporation	64,208
2,200	CONMED Corporation[a]	34,430
3,200	Cooper Companies, Inc.	60,704
600	Corvel Corporation[a]	10,584
2,300	Cross Country Healthcare, Inc.[a]	17,227
2,050	CryoLife, Inc.[a]	16,892
4,100	Cubist Pharmaceuticals, Inc.[a]	87,781
1,600	Cyberonics, Inc.[a]	24,624
1,400	Dionex Corporation[a]	70,896
3,900	Eclipsys Corporation[a]	34,164
2,422	Enzo Biochem, Inc.[a]	11,843
2,100	Gentiva Health Services, Inc.[a]	53,088
1,600	Greatbatch, Inc.[a]	37,280
1,800	Haemonetics Corporation[a]	106,470
3,600	Healthspring, Inc.[a]	62,712
2,400	Healthways, Inc.[a]	33,168
1,800	HMS Holding Corporation[a]	55,710
1,000	ICU Medical, Inc.[a]	30,510
1,400	Integra LifeSciences Holdings Corporation[a,b]	38,836
2,300	Invacare Corporation	43,838
2,400	inVentiv Health, Inc.[a]	22,896
900	Kendle International, Inc.[a]	17,190
900	Kensey Nash Corporation[a]	18,603
700	Landauer, Inc.	48,006
1,400	LCA-Vision, Inc.	3,528
1,100	LHC Group, Inc.[a]	29,271
2,900	Magellan Health Services, Inc.[a]	105,038
2,400	Martek Biosciences Corporation[b]	63,480
1,500	MedCath Corporation[a]	9,435
2,850	Meridian Bioscience, Inc.	60,591
2,000	Merit Medical Systems, Inc.[a]	30,780
1,100	Molina Healthcare, Inc.[a]	19,294
800	MWI Veterinary Supply, Inc.[a]	16,744
2,000	Natus Medical, Inc.[a]	15,480
1,900	Noven Pharmaceuticals, Inc.[a]	18,867
2,450	Odyssey Healthcare, Inc.[a]	24,304
2,200	Omnicell, Inc.[a]	17,182
1,400	Osteotech, Inc.[a]	4,256
3,000	Owens & Minor, Inc.	119,310
1,400	Palomar Medical Technologies, Inc.[a]	12,390
2,500	Par Pharmaceutical Companies, Inc.[a]	30,775
4,000	PAREXEL International Corporation[a]	39,560
3,300	Pediatrix Medical Group, Inc.[a]	110,781
2,300	PharMerica Corporation[a]	37,812
3,100	Phase Forward, Inc.[a]	41,850
4,400	PSS World Medical, Inc.[a,b]	69,872
4,500	Regeneron Pharmaceuticals, Inc.[a]	78,660

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

Small Cap Index Fund

Schedule of Investments as of January 30, 2009

(unaudited)

1,400	RehabCare Group, Inc.[a]	19,530
1,900	Res-Care, Inc.[a]	25,745
3,500	Salix Pharmaceuticals, Ltd.[a]	28,000
3,400	Savient Pharmaceuticals, Inc.[a,b]	18,836
1,100	SurModics, Inc.[a,b]	21,813
2,700	Symmetry Medical, Inc.[a]	18,495
2,500	Theragenics Corporation[a]	3,225
5,700	ViroPharma, Inc.[a]	68,400

Shares	Common Stock (99.0%)	Value
Health Care (13.3%) - continued
2,300	West Pharmaceutical Services, Inc.[b]	$76,406
1,500	Zoll Medical Corporation[a]	24,015

	Total Health Care	2,782,503

Industrials (18.7%)
1,700	A.O. Smith Corporation	46,716
2,800	AAR Corporation[a]	50,792
3,200	ABM Industries, Inc.	47,520
3,600	Actuant Corporation	59,328
2,900	Acuity Brands, Inc.	77,923
1,600	Administaff, Inc.	33,744
1,100	Aerovironment, Inc.[a,b]	40,766
2,000	Albany International Corporation	20,020
700	American Science & Engineering, Inc.	54,600
2,100	Apogee Enterprises, Inc.	21,525
2,675	Applied Industrial Technologies, Inc.	42,238
1,000	Applied Signal Technology, Inc.	17,540
1,900	Arkansas Best Corporation	44,441
1,400	Astec Industries, Inc.[a]	34,398
1,500	ATC Technology Corporation[a]	19,575
700	Axsys Technologies, Inc.[a]	29,890
3,300	Baldor Electric Company	46,233
3,200	Barnes Group, Inc.	36,160
3,325	Belden, Inc.	43,424
2,024	Bowne & Company, Inc.	5,667
3,800	Brady Corporation	79,496
3,700	Briggs & Stratton Corporation	54,723
2,000	C&D Technologies, Inc.[a,b]	5,960
625	Cascade Corporation	14,306
1,000	CDI Corporation	10,720
1,850	Ceradyne, Inc.[a]	42,217
1,300	Circor International, Inc.	28,925
3,700	CLARCOR, Inc.	112,258
900	Consolidated Graphics, Inc.[a]	14,499
1,200	Cubic Corporation	32,592
3,200	Curtiss-Wright Corporation	103,360
4,700	EMCOR Group, Inc.[a]	96,773
1,500	EnPro Industries, Inc.[a]	27,450
2,100	Esterline Technologies Corporation[a]	75,789
2,200	Forward Air Corporation	44,572
1,400	G & K Services, Inc.	25,830
3,700	Gardner Denver, Inc.[a]	80,549
3,600	GenCorp, Inc.[a]	10,440
3,700	Geo Group, Inc.[a]	54,760
2,000	Gibraltar Industries, Inc.	20,460
3,520	Griffon Corporation[a]	35,024
3,125	Healthcare Services Group, Inc.	47,875
4,101	Heartland Express, Inc.	55,199
1,200	Heidrick & Struggles International, Inc.	18,240
2,700	Hub Group, Inc.[a]	61,290
1,800	II-VI, Inc.[a]	33,894
2,000	Insituform Technologies, Inc.[a]	37,520
4,100	Interface, Inc.	16,728
2,100	John Bean Technologies Corporation	20,370
1,900	Kaman Corporation	36,271
2,400	Kaydon Corporation	65,280
3,800	Kirby Corporation[a]	91,124

4,225	Knight Transportation, Inc.	56,362

Shares	Common Stock (99.0%)	Value
Industrials (18.7%) - continued
400	Lawson Products, Inc.	$7,648
3,400	Lennox International, Inc.	95,574
900	Lindsay Manufacturing Company	23,400
1,300	Lydall, Inc.[a]	4,797
2,300	MagneTek, Inc.[a]	4,600
2,500	Mobile Mini, Inc.[a,b]	31,600
3,025	Moog, Inc.[a]	90,629
2,700	Mueller Industries, Inc.	54,324
1,500	NCI Building Systems, Inc.[a]	17,385
2,000	Old Dominion Freight Line, Inc.[a]	50,160
2,700	On Assignment, Inc.[a]	12,501
4,200	Orbital Sciences Corporation[a,b]	70,434
2,775	Quanex Building Products Corporation	23,560
2,300	Regal-Beloit Corporation	78,108
2,600	Robbins & Myers, Inc.	44,954
1,200	School Specialty, Inc.[a,b]	19,800
2,800	Simpson Manufacturing Company, Inc.	56,196
4,200	SkyWest, Inc.	65,730
3,800	Spherion Corporation[a]	5,434
1,000	Standard Register Company	7,270
1,000	Standex International Corporation	15,350
2,400	Sykes Enterprises, Inc.[a]	40,104
2,600	Teledyne Technologies, Inc.[a]	72,462
4,300	Tetra Tech, Inc.[a]	99,889
2,500	Toro Company	74,025
1,500	Tredegar Corporation	24,750
1,300	Triumph Group, Inc.	58,864
3,100	TrueBlue, Inc.[a]	26,350
1,700	United Stationers, Inc.[a]	47,617
1,200	Universal Forest Products, Inc.	25,200
1,200	Valmont Industries, Inc.	48,696
1,500	Viad Corporation	33,345
1,500	Vicor Corporation	7,080
950	Volt Information Sciences, Inc.[a]	5,064
2,300	Wabash National Corporation	6,486
2,100	Watsco, Inc.[b]	69,405
3,100	Watson Wyatt Worldwide, Inc.	144,150
2,200	Watts Water Technologies, Inc.	49,016

	Total Industrials	3,895,313

Information Technology (16.6%)
1,900	Actel Corporation[a]	17,138
8,800	Adaptec, Inc.[a]	24,552
2,400	Advanced Energy Industries, Inc.[a]	21,552
1,700	Agilysys, Inc.	6,069
2,100	Anixter International, Inc.[a]	56,658
8,895	Arris Group, Inc.[a]	63,332
2,300	ATMI, Inc.[a]	31,073
2,247	Avid Technology, Inc.[a,b]	22,492
7,600	Axcelis Technologies, Inc.[a]	2,166
1,000	Bankrate, Inc.[a,b]	33,360
900	Bel Fuse, Inc.	13,716
4,650	Benchmark Electronics, Inc.[a]	54,591
1,200	Black Box Corporation	26,196
3,100	Blackbaud, Inc.	34,503
2,800	Blue Coat Systems, Inc.[a]	26,852
3,820	Brightpoint, Inc.[a]	17,878
4,553	Brooks Automation, Inc.[a]	20,807
1,700	Cabot Microelectronics Corporation[a]	38,692
2,100	CACI International, Inc.[a]	94,815

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

Small Cap Index Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Shares	Common Stock (99.0%)	Value
Information Technology (16.6%) - continued
600	Catapult Communications Corporation[a]	$4,140
2,900	Checkpoint Systems, Inc.[a]	25,955
4,000	CIBER, Inc.[a]	17,440
2,900	Cognex Corporation	37,874
1,700	Cohu, Inc.	16,966
1,800	Comtech Telecommunications Corporation[a]	69,840
3,000	Concur Technologies, Inc.[a]	74,070
2,500	CSG Systems International, Inc.[a]	36,250
2,500	CTS Corporation	12,850
5,054	CyberSource Corporation[a]	60,294
2,200	Cymer, Inc.[a]	44,880
10,500	Cypress Semiconductor Corporation[a]	47,355
2,500	Daktronics, Inc.[b]	21,575
2,900	DealerTrack Holdings, Inc.[a]	33,031
1,900	Digi International, Inc.[a]	14,440
2,450	Diodes, Inc.[a]	15,876
2,000	DSP Group, Inc.[a]	13,020
2,000	Electro Scientific Industries, Inc.[a]	12,640
1,100	EMS Technologies, Inc.[a]	26,400
4,400	Epicor Software Corporation[a,b]	15,576
2,500	EPIQ Systems, Inc.[a,b]	44,300
3,100	Exar Corporation[a]	20,987
1,300	Faro Technologies, Inc.[a]	19,526
2,700	FEI Company[a]	49,140
1,200	Forrester Research, Inc.[a]	25,056
1,800	Gerber Scientific, Inc.[a]	5,652
1,900	Gevity HR, Inc.	3,819
6,900	Harmonic, Inc.[a]	35,535
1,800	Heartland Payment Systems, Inc.[b]	16,326
1,400	Hittite Microwave Corporation[a]	35,868
1,700	Hutchinson Technology, Inc.[a,b]	5,389
6,300	Informatica Corporation[a]	80,388
2,500	InfoSpace, Inc.[a]	20,025
3,250	Insight Enterprises, Inc.[a]	16,835
1,300	Integral Systems, Inc.[a]	14,209
3,200	Intermec, Inc.[a]	39,744
3,300	Interwoven, Inc.[a]	52,041
1,600	Intevac, Inc.[a]	7,008
2,500	Itron, Inc.[a]	163,250
3,200	J2 Global Communication, Inc.[a]	62,656
2,000	JDA Software Group, Inc.[a]	22,400
1,000	Keithley Instruments, Inc.	3,470
2,100	Knot, Inc.[a,b]	14,448
5,000	Kopin Corporation[a]	7,900
4,900	Kulicke and Soffa Industries, Inc.[a]	7,497
1,500	Littelfuse, Inc.[a]	22,950
1,300	LoJack Corporation[a]	4,940
1,800	Manhattan Associates, Inc.[a]	27,612
1,400	MAXIMUS, Inc.	52,024
1,700	Mercury Computer Systems, Inc.[a]	10,149
2,800	Methode Electronics, Inc.	12,936
3,600	Micrel, Inc.	27,360
5,800	MICROS Systems, Inc.[a]	83,520
5,900	Microsemi Corporation[a]	49,560
3,500	MKS Instruments, Inc.[a]	49,175
1,300	MTS Systems Corporation	34,047
2,600	NETGEAR, Inc.[a]	28,912
2,200	Network Equipment Technologies, Inc.[a]	6,886
2,700	Newport Corporation[a]	14,445

Shares	Common Stock (99.0%)	Value
Information Technology (16.6%) - continued
2,300	Novatel Wireless, Inc.[a]	$12,742
1,500	Park Electrochemical Corporation	26,325
1,400	PC TEL, Inc.	9,044
2,300	Perficient, Inc.[a]	8,993
1,900	Pericom Semiconductor Corporation[a]	11,723
2,200	Phoenix Technologies, Ltd.[a]	5,676
2,800	Plexus Corporation[a]	40,488
3,000	Progress Software Corporation[a]	51,180
1,300	Quality Systems, Inc.[b]	48,464
2,100	Radiant Systems, Inc.[a]	7,266
1,700	RadiSys Corporation[a]	8,041
1,400	Rogers Corporation[a]	34,300
2,300	Rudolph Technologies, Inc.[a]	6,463
1,900	ScanSource, Inc.[a]	35,568
12,000	Skyworks Solutions, Inc.[a]	51,840
2,100	Smith Micro Software, Inc.[a]	11,130
2,000	Sonic Solutions, Inc.[a]	2,620
1,400	SPSS, Inc.[a]	35,952
1,700	Standard Microsystems Corporation[a]	23,545
900	StarTek, Inc.[a]	4,176
1,500	Stratasys, Inc.[a,b]	16,065
1,000	Supertex, Inc.[a]	22,690
3,250	Symmetricom, Inc.[a]	12,058
2,450	Synaptics, Inc.[a,b]	57,747
1,400	Synnex Corporation[a]	21,490
5,650	Take-Two Interactive Software, Inc.	39,663
2,200	Taleo Corporation[a]	18,546
3,000	Technitrol, Inc.	6,600
4,800	Tekelec, Inc.[a]	59,616
4,800	THQ, Inc.[a]	18,960
1,000	Tollgrade Communications, Inc.[a]	5,760
10,600	TriQuint Semiconductor, Inc.[a]	21,412
3,200	TTM Technologies, Inc.[a]	19,296
2,200	Tyler Technologies, Inc.[a]	27,698
1,800	Ultratech, Inc.[a]	20,160
5,900	United Online, Inc.	36,108
5,275	Varian Semiconductor Equipment Associates, Inc.[a,b]	100,436
2,400	Veeco Instruments, Inc.[a]	11,592
2,000	ViaSat, Inc.[a]	44,320
3,300	Websense, Inc.[a]	36,960
2,800	Wright Express Corporation[a]	32,648

	Total Information Technology	3,470,260

Materials (3.8%)
1,900	A. Schulman, Inc.	28,785
1,300	A.M. Castle & Company	10,998
1,700	AMCOL International Corporation	24,633
1,500	American Vanguard Corporation	21,315
1,900	Arch Chemicals, Inc.	42,579
1,400	Balchem Corporation	31,262
1,500	Brush Engineered Materials, Inc.[a]	18,840
2,900	Buckeye Technologies, Inc.[a]	8,468
3,900	Calgon Carbon Corporation[a]	49,023
4,300	Century Aluminum Company[a]	15,265
900	Clearwater Paper Corporation[a]	10,179
800	Deltic Timber Corporation	31,656
3,100	Eagle Materials, Inc.	56,048

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

Small Cap Index Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Shares	Common Stock (99.0%)	Value
Materials (3.8%) - continued
2,200	Georgia Gulf Corporation	$2,068
3,600	H.B. Fuller Company	50,292
3,000	Headwaters, Inc.[a]	13,590
2,098	Myers Industries, Inc.	13,155
1,100	Neenah Paper, Inc.	7,403
900	NewMarket Corporation	28,350
700	Olympic Steel, Inc.	11,109
2,200	OM Group, Inc.[a]	42,636
900	Penford Corporation	7,794
6,800	PolyOne Corporation[a]	13,940
800	Quaker Chemical Corporation	9,128
2,700	Rock-Tenn Company	84,159
1,700	RTI International Metals, Inc.[a,b]	22,627
1,200	Schweitzer-Mauduit International, Inc.	25,680
600	Stepan Company	22,014
2,000	Texas Industries, Inc.	45,420
3,600	Wausau Paper Corporation	34,236
1,600	Zep, Inc.	17,584

	Total Materials	800,236

Telecommunications Services (0.2%)
6,400	FairPoint Communications, Inc.	17,472
3,300	General Communication, Inc.[a]	21,681

	Total Telecommunications Services	39,153

Utilities (6.2%)
2,000	ALLETE, Inc.	62,200
1,300	American States Water Company	44,941
6,600	Atmos Energy Corporation	162,030
4,000	Avista Corporation	76,160
900	Central Vermont Public Service Corporation	20,340
1,200	CH Energy Group, Inc.	60,696
4,400	Cleco Corporation	100,540
3,300	El Paso Electric Company[a]	54,582
1,700	Laclede Group, Inc.	77,163
3,100	New Jersey Resources Corporation	124,279
2,000	Northwest Natural Gas Company[b]	85,880
5,300	Piedmont Natural Gas Company, Inc.	137,323
2,200	South Jersey Industries, Inc.	82,060
3,300	Southwest Gas Corporation	85,008
1,899	UIL Holdings Corporation	50,191
2,600	UniSource Energy Corporation	73,424

	Total Utilities	1,296,817

	Total Common Stock (cost $27,853,129)	20,645,260

Principal Amount	Long-Term Fixed Income (0.5%)	Value
U.S. Government (0.5%)
	U.S. Treasury Notes
100,000	0.875%, 12/31/2010[c]	99,945

	Total U.S. Government	99,945

	Total Long-Term Fixed Income (cost $100,089)	99,945

Shares	Collateral Held for Securities Loaned (11.6%)	Value
2,409,068	Thrivent Financial Securities Lending Trust	$2,409,068

	Total Collateral Held for Securities Loaned (cost $2,409,068)	2,409,068

Shares	Short-Term Investments (0.4%)	Value
85,872	Thrivent Money Market Fund	85,872

	Total Short-Term Investments (at amortized cost)	85,872

	Total Investments (cost $30,448,158) 111.5%	$23,240,145

	Other Assets and Liabilities, Net (11.5%)	(2,388,460)

	Total Net Assets 100.0%	$20,851,686

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	At January 30, 2009, $99,945 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,876,370
Gross unrealized depreciation	(10,084,383)

Net unrealized appreciation (depreciation)	($7,208,013)

Cost for federal income tax purposes	$30,448,158

The following table is a summary of the inputs used, as of January 30, 2009, in valuing the Small Cap Index Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Level	Investments in Securities	Other Financial Instruments*
Level 1	$23,140,200	($828)
Level 2	99,945	–
Level 3	–	–

Totals (Level 1,2,3)	$23,240,145	($828)

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures	Number of Contracts Long/ (Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini- Futures	5	March 2009	$222,128	$221,300	($828)
Total Futures					($828)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Small Cap Index Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Index Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held at January 30, 2009	Value January 30, 2009	Income Earned November 1, 2008 - January 30, 2009
Money Market	$372,839	$1,035,339	$1,322,306	85,872	$85,872	$1,253
Thrivent Financial Securities Lending Trust	3,416,960	3,823,272	4,831,164	2,409,068	2,409,068	19,739
Total Value and Income Earned	3,789,799				2,494,940	20,992

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

Mid Cap Growth Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Shares	Common Stock (93.4%)	Value
Consumer Discretionary (18.4%)
53,600	Bed Bath & Beyond, Inc.[a]	$1,245,128
58,400	BorgWarner, Inc.	985,792
178,400	Burger King Holdings, Inc.	3,969,400
22,800	Central European Media Enterprises, Ltd.[a,b]	224,808
418,000	Chico’s FAS, Inc.[a]	1,655,280
540,050	Coldwater Creek, Inc.[a,b]	1,522,941
48,100	Corinthian Colleges, Inc.[a]	898,508
51,300	DeVry, Inc.	2,748,654
84,050	Discovery Communications, Inc., Class Aa	1,218,725
68,150	Discovery Communications, Inc., Class Ca	979,997
133,400	Gap, Inc.	1,504,752
188,700	Gentex Corporation	1,583,193
227,800	Goodyear Tire & Rubber Company[a]	1,405,526
28,400	Guess?, Inc.	456,956
67,800	Harley-Davidson, Inc.[b]	825,804
60,600	Hasbro, Inc.	1,462,278
102,800	International Game Technology	1,089,680
4,900	ITT Educational Services, Inc.[a]	600,299
76,800	Jack in the Box, Inc.[a]	1,734,912
219,500	Leapfrog Enterprises, Inc.[a]	441,195
65,600	Marvel Entertainment, Inc.[a]	1,804,656
194,900	Texas Roadhouse, Inc.[a,b]	1,487,087
54,000	Toll Brothers, Inc.[a]	919,080
22,800	VF Corporation	1,277,256
149,700	WMS Industries, Inc.[a]	3,326,334
181,300	Zumiez, Inc.[a,b]	1,296,295

	Total Consumer Discretionary	36,664,536

Consumer Staples (1.3%)
42,000	Green Mountain Coffee Roasters, Inc.[a,b]	1,606,920
53,200	Pepsi Bottling Group, Inc.	1,026,228

	Total Consumer Staples	2,633,148

Energy (8.1%)
41,700	Cameron International Corporation[a]	965,772
23,200	Diamond Offshore Drilling, Inc.[b]	1,456,032
80,100	Dril-Quip, Inc.[a]	1,962,450
77,900	Forest Oil Corporation[a]	1,168,500
57,500	Oil States International, Inc.[a]	1,052,825
105,600	Petrohawk Energy Corporation[a]	2,081,376
72,300	Sunoco, Inc.	3,348,936
84,900	Ultra Petroleum Corporation[a]	3,041,967
116,536	Willbros Group, Inc.[a,b]	1,135,061

	Total Energy	16,212,919

Financials (6.4%)
148,800	Hudson City Bancorp, Inc.	1,726,080
20,000	IntercontinentalExchange, Inc.[a]	1,138,600
75,400	Lazard, Ltd.	1,998,100
33,800	Northern Trust Corporation	1,944,176
118,800	T. Rowe Price Group, Inc.[b]	3,276,504
232,600	TD Ameritrade Holding Corporation[a]	2,614,424

	Total Financials	12,697,884

Shares	Common Stock (93.4%)	Value
Health Care (11.6%)
74,300	Amylin Pharmaceuticals, Inc.[a,b]	$858,908
38,800	Beckman Coulter, Inc.	1,929,136
110,400	BioMarin Pharmaceutical, Inc.[a,b]	2,126,304

35,700	C.R. Bard, Inc.	3,054,849
37,900	Express Scripts, Inc.[a]	2,037,504
39,400	Genzyme Corporation[a]	2,715,448
127,500	Hologic, Inc.[a]	1,503,225
17,100	Illumina, Inc.[a,b]	467,856
39,100	Millipore Corporation[a]	2,156,756
45,800	Myriad Genetics, Inc.[a,b]	3,415,306
47,300	Shire Pharmaceuticals Group plc ADR	2,065,591
24,418	Waters Corporation[a]	883,199

	Total Health Care	23,214,082

Industrials (13.4%)
298,500	AMR Corporation[a]	1,773,090
126,900	BE Aerospace, Inc.[a]	1,227,123
54,200	C.H. Robinson Worldwide, Inc.	2,492,116
133,800	Delta Air Lines, Inc.[a]	923,220
37,640	Expeditors International of Washington, Inc.	1,046,768
40,500	Flowserve Corporation	2,159,055
45,700	Foster Wheeler, Ltd.[a]	912,629
12,800	FTI Consulting, Inc.[a]	524,928
76,300	JB Hunt Transport Services, Inc.[b]	1,699,201
21,400	Joy Global, Inc.	445,762
104,600	Monster Worldwide, Inc.[a]	963,366
61,200	Pentair, Inc.	1,399,644
36,100	Precision Castparts Corporation	2,344,695
128,200	Quanta Services, Inc.[a]	2,740,916
16,600	Rockwell Collins, Inc.	625,488
19,100	Roper Industries, Inc.	785,774
91,300	Ryanair Holdings plc[a]	2,193,026
39,700	Stericycle, Inc.[a]	1,942,124
14,700	SunPower Corporation[a,b]	493,332

	Total Industrials	26,692,257

Information Technology (23.8%)
437,300	Activision Blizzard, Inc.[a]	3,830,748
86,574	Akamai Technologies, Inc.[a]	1,167,018
114,000	ASML Holding NV ADR	1,885,560
189,700	Broadcom Corporation[a]	3,006,745
42,400	Electronic Arts, Inc.[a]	654,656
170,400	F5 Networks, Inc.[a,b]	3,777,768
123,100	FormFactor, Inc.[a]	1,915,436
71,700	Hewitt Associates, Inc.[a]	2,034,846
66,100	Hittite Microwave Corporation[a]	1,693,482
101,200	Intersil Corporation	942,172
399,100	Marvell Technology Group, Ltd.[a]	2,909,439
4,300	MasterCard, Inc.	583,854
140,001	Mercadolibre, Inc.[a,b]	1,877,413
79,400	Molex, Inc.	1,061,578
148,100	NETAPP, Inc.[a]	2,196,323
106,219	Nuance Communications, Inc.[a]	1,047,319
377,400	NVIDIA Corporation[a]	3,000,330
154,900	Omniture, Inc.[a,b]	1,408,041
281,900	PMC-Sierra, Inc.[a]	1,372,853
83,100	Polycom, Inc.[a]	1,167,555
534,100	RF Micro Devices, Inc.[a,b]	576,828
240,400	Seagate Technology	911,116
66,600	Synaptics, Inc.[a,b]	1,569,762
110,900	Synopsys, Inc.[a]	2,051,650
274,900	Tellabs, Inc.[a]	1,135,337

Shares	Common Stock (93.4%)	Value
Information Technology (23.8%) - continued
83,500	Tyco Electronics, Ltd.	$1,182,360
62,100	VeriSign, Inc.[a]	1,199,151
63,200	VMware, Inc.[a,b]	1,308,240

	Total Information Technology	47,467,580

Materials (6.0%)
34,400	Albemarle Corporation	765,400
60,400	Bemis Company, Inc.	1,363,228
79,100	Celanese Corporation	842,415
141,400	Owens-Illinois, Inc.[a]	2,686,600
160,700	Pactiv Corporation[a]	3,474,334

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

Mid Cap Growth Fund

Schedule of Investments as of January 30, 2009

(unaudited)

73,200	Rockwood Holdings, Inc.[a]	549,732
138,300	Steel Dynamics, Inc.	1,468,746
29,500	United States Steel Corporation	885,885

	Total Materials	12,036,340

Telecommunications Services (4.4%)
75,610	American Tower Corporation[a]	2,294,008
76,300	Clearwire Corporation[a,b]	305,200
101,100	NII Holdings, Inc.[a]	1,961,340
125,300	SBA Communications Corporation[a,b]	2,493,470
227,300	TW Telecom, Inc.[a]	1,738,845

	Total Telecommunications Services	8,792,863

	Total Common Stock (cost $279,060,608)	186,411,609

Shares	Collateral Held for Securities Loaned (11.3%)	Value
22,613,588	Thrivent Financial Securities Lending Trust	22,613,588

	Total Collateral Held for Securities Loaned (cost $22,613,588)	22,613,588

Shares or Principal Amount	Short-Term Investments (6.0%)[c]	Value
	Park Avenue Receivables Corporation
6,760,000	0.250%, 2/2/2009[d]	6,759,906
5,161,793	Thrivent Money Market Fund	5,161,793

	Total Short-Term Investments (at amortized cost)	11,921,699

	Total Investments (cost $313,595,895) 110.7%	$220,946,896

	Other Assets and Liabilities, Net (10.7%)	(21,286,051)

	Total Net Assets 100.0%	$199,660,845

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	All or a portion of the security is insured or guaranteed.

    Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$7,819,119
Gross unrealized depreciation	(100,468,119)

Net unrealized appreciation (depreciation)	($92,649,000)

Cost for federal income tax purposes	$313,595,895

The following table is a summary of the inputs used, as of January 30, 2009, in valuing the Mid Cap Growth Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Level	Investments in Securities	Other Financial Instruments*
Level 1	$214,186,990	$–
Level 2	6,759,906	–
Level 3	–	–

Totals (Level 1,2,3)	$220,946,896	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

Mid Cap Growth Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held at January 30, 2009	Value January 30, 2009	Income Earned November 1, 2008 - January 30, 2009
Money Market	$7,673,664	$20,080,742	$22,592,613	5,161,793	$5,161,793	$42,694
Thrivent Financial Securities Lending Trust	43,949,649	32,122,553	53,458,614	22,613,588	22,613,588	100,315
Total Value and Income Earned	51,623,313				27,775,381	143,009

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

Partner Mid Cap Value Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Shares	Common Stock (95.6%)	Value
Consumer Discretionary (12.2%)
5,062	AutoZone, Inc.[a]	$672,689
8,779	BorgWarner, Inc.	148,189
56,140	DISH Network Corporation[a]	720,838
17,717	Fortune Brands, Inc.	566,944
67,413	H&R Block, Inc.	1,397,471
7,249	J.C. Penney Company, Inc.	121,421
20,367	Johnson Controls, Inc.	254,791
20,339	Kohl’s Corporation[a]	746,645
7,754	M.D.C. Holdings, Inc.	237,583
29,270	Mattel, Inc.	415,341
62,980	Newell Rubbermaid, Inc.	508,878
1,217	NVR, Inc.[a]	518,552
16,642	Ross Stores, Inc.	489,608
30,043	TJX Companies, Inc.	583,435
51,590	Viacom, Inc.[a]	760,952

	Total Consumer Discretionary	8,143,337

Consumer Staples (6.3%)
23,386	Campbell Soup Company	710,233
19,026	Clorox Company	954,154
18,106	Coca-Cola Enterprises, Inc.	203,330
50,455	ConAgra Foods, Inc.	862,781
3,444	Energizer Holdings, Inc.[a]	164,038
5,540	Herbalife, Ltd.	113,625
14,140	Kroger Company[b]	318,150
7,197	Lorillard, Inc.	427,934
22,175	Safeway, Inc.	475,210

	Total Consumer Staples	4,229,455

Energy (8.4%)
18,280	Cabot Oil & Gas Corporation	502,517
20,363	Dril-Quip, Inc.[a]	498,894
19,069	EOG Resources, Inc.	1,292,306
16,677	Newfield Exploration Company[a]	320,032
53,635	Range Resources Corporation	1,922,278
23,702	Smith International, Inc.	538,035
39,600	Williams Companies, Inc.	560,340

	Total Energy	5,634,402

Financials (25.3%)
5,994	Alexandria Real Estate Equities, Inc.	355,684
32,880	Annaly Capital Management, Inc.	497,803
16,880	Aon Corporation	625,404
10,180	Arch Capital Group, Ltd.[a]	612,327
12,529	Assurant, Inc.	330,766
27,951	CIT Group, Inc.	77,983
15,313	Commerce Bancshares, Inc.	535,189
6,360	Essex Property Trust, Inc.	420,078
15,659	Everest Re Group, Ltd.	986,517
23,670	Fifth Third Bancorp[b]	56,571
11,370	Franklin Resources, Inc.	550,535
35,140	Health Care Property Investors, Inc.	820,168
14,295	Hudson City Bancorp, Inc.	165,822
21,786	Huntington Bancshares, Inc.[b]	62,744
55,252	Invesco, Ltd.	651,421
7,817	Lazard, Ltd.	207,151
18,228	Lincoln National Corporation	275,790
7,248	M&T Bank Corporation[b]	282,020
32,415	Marsh & McLennan Companies, Inc.	626,582

Shares	Common Stock (95.6%)	Value
Financials (25.3%) - continued
24,300	Nasdaq OMX Group, Inc.[a]	$530,226
36,710	New York Community Bancorp, Inc.	486,407
15,418	Northern Trust Corporation	886,843
12,429	PartnerRe, Ltd.	814,472

47,925	People’s United Financial, Inc.	784,053
10,184	Principal Financial Group, Inc.	168,953
63,963	Progressive Corporation[a]	777,150
9,180	RenaissanceRe Holdings, Ltd.	410,254
40,764	SLM Corporation[a]	466,748
14,120	Synovus Financial Corporation[b]	55,915
9,199	Torchmark Corporation	275,970
25,438	UnumProvident Corporation	360,202
69,227	W.R. Berkley Corporation	1,833,131
36,981	Willis Group Holdings, Ltd.	915,650

	Total Financials	16,906,529

Health Care (8.2%)
5,670	Becton, Dickinson and Company	412,039
14,850	Charles River Laboratories International, Inc.[a]	362,489
5,154	Coventry Health Care, Inc.[a]	77,980
12,462	Edwards Lifesciences Corporation[a]	716,440
5,713	Health Net, Inc.[a]	83,581
39,442	IMS Health, Inc.	572,698
24,199	Kinetic Concepts, Inc.[a,b]	583,196
21,985	Laboratory Corporation of America Holdings[a]	1,301,512
4,770	Patterson Companies, Inc.[a]	87,720
17,686	PerkinElmer, Inc.	223,197
21,710	WellPoint, Inc.[a]	899,880
5,138	Zimmer Holdings, Inc.[a]	187,023

	Total Health Care	5,507,755

Industrials (7.8%)
5,233	Alliant Techsystems, Inc.[a,b]	422,879
17,845	Cooper Industries, Ltd.	480,209
6,987	Eaton Corporation	307,568
5,724	Ingersoll-Rand Company	92,786
44,233	Iron Mountain, Inc.[a]	905,007
27,133	Landstar System, Inc.	973,261
6,552	Lennox International, Inc.	184,177
10,886	Parker-Hannifin Corporation	415,954
48,588	Republic Services, Inc.	1,256,485
4,527	Ryder System, Inc.[b]	152,922

	Total Industrials	5,191,248

Information Technology (6.2%)
128,416	Activision Blizzard, Inc.[a]	1,124,924
45,915	Amphenol Corporation	1,200,677
4,646	Autodesk, Inc.[a]	76,938
30,480	CA, Inc.	548,335
25,878	CommScope, Inc.[a]	373,161
7,270	Hewitt Associates, Inc.[a]	206,323
18,100	KLA-Tencor Corporation	362,724
41,970	Xerox Corporation	278,681

	Total Information Technology	4,171,763

Materials (3.3%)
26,080	Air Products and Chemicals, Inc.	1,311,824
23,537	Albemarle Corporation	523,698

Shares	Common Stock (95.6%)	Value
Materials (3.3%) - continued
36,830	Steel Dynamics, Inc.	$391,135

	Total Materials	2,226,657

Telecommunications Services (1.3%)
13,884	Embarq Corporation	495,936
141,520	Sprint Nextel Corporation[a,b]	343,894

	Total Telecommunications Services	839,830

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

Partner Mid Cap Value Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Utilities (16.6%)
32,550	American Electric Power Company, Inc.	1,020,442
42,653	CMS Energy Corporation[b]	501,173
55,439	DPL, Inc.	1,194,710
35,835	Edison International, Inc.	1,167,146
27,325	Entergy Corporation	2,086,537
18,120	Equitable Resources, Inc.	620,248
22,129	FirstEnergy Corporation	1,106,229
31,277	PG&E Corporation	1,209,482
58,265	PPL Corporation	1,786,405
10,259	Sempra Energy	449,754

	Total Utilities	11,142,126

	Total Common Stock (cost $85,037,292)	63,993,102

Shares	Collateral Held for Securities Loaned (4.0%)	Value
2,661,095	Thrivent Financial Securities Lending Trust	2,661,095

	Total Collateral Held for Securities Loaned (cost $2,661,095)	2,661,095

Shares	Short-Term Investments (4.2%)	Value
2,836,937	Thrivent Money Market Fund	2,836,937

	Total Short-Term Investments (at amortized cost)	2,836,937

	Total Investments (cost $90,535,324) 103.8%	$69,491,134

	Other Assets and Liabilities, Net (3.8%)	(2,567,892)

	Total Net Assets 100.0%	$66,923,242

a	Non-income producing security.
b	All or a portion of the security is on loan.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$761,364
Gross unrealized depreciation	(21,805,554)

Net unrealized appreciation (depreciation)	($21,044,190)

Cost for federal income tax purposes	$90,535,324

The following table is a summary of the inputs used, as of January 30, 2009, in valuing the Partner Mid Cap Value Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Level	Investments in Securities	Other Financial Instruments*
Level 1	$69,491,134	$–
Level 2	–	–
Level 3	–	–

Totals (Level 1,2,3)	$69,491,134	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Partner Mid Cap Value Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held at January 30, 2009	Value January 30, 2009	Income Earned November 1, 2008 - January 30, 2009
Money Market	$6,327,498	$4,880,345	$8,370,906	2,836,937	$2,836,937	$16,172
Thrivent Financial Securities Lending Trust	2,746,527	6,250,803	6,336,235	2,661,095	2,661,095	5,496
Total Value and Income Earned	9,074,025				5,498,032	21,668

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

Mid Cap Stock Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Shares	Common Stock (97.8%)	Value
Consumer Discretionary (11.4%)
193,700	Advance Auto Parts, Inc.	$6,339,801
161,300	Autoliv, Inc.	2,966,307
201,500	Burger King Holdings, Inc.	4,483,375
362,600	Career Education Corporation[a,b]	7,904,680
222,900	Discovery Communications, Inc.[b]	3,232,050
250,500	Dollar Tree, Inc.[b]	10,698,855
398,800	Gap, Inc.	4,498,464
142,700	Guess?, Inc.	2,296,043
151,700	Kohl’s Corporation[b]	5,568,907
153,600	McGraw-Hill Companies, Inc.	3,377,664
31,367	Penn National Gaming, Inc.[b]	584,995
284,400	Ross Stores, Inc.	8,367,048
220,800	Toll Brothers, Inc.[b]	3,758,016
341,800	WMS Industries, Inc.[a,b]	7,594,796

	Total Consumer Discretionary	71,671,001

Consumer Staples (5.2%)
70,600	Church & Dwight Company, Inc.	3,758,038
103,300	J.M. Smucker Company	4,663,995
187,300	Kroger Company	4,214,250
160,400	Molson Coors Brewing Company	6,459,308
70,600	Ralcorp Holdings, Inc.[b]	4,180,932
366,800	TreeHouse Foods, Inc.[a,b]	9,679,852

	Total Consumer Staples	32,956,375

Energy (6.2%)
295,600	Forest Oil Corporation[b]	4,434,000
210,000	Helmerich & Payne, Inc.	4,716,600
194,200	Holly Corporation	4,538,454
138,200	National Oilwell Varco, Inc.[b]	3,654,008
324,600	Petrohawk Energy Corporation[b]	6,397,866
93,600	Range Resources Corporation	3,354,624
113,800	Southwestern Energy Company[b]	3,601,770
475,600	TETRA Technologies, Inc.[b]	2,468,364
275,100	Weatherford International, Ltd.[b]	3,034,353
315,400	Willbros Group, Inc.[b]	3,071,996

	Total Energy	39,272,035

Financials (17.3%)
148,164	Commerce Bancshares, Inc.	5,178,332
154,400	Cousins Properties, Inc.[a]	1,483,784
221,400	Duke Realty Corporation	2,039,094
74,800	Eaton Vance Corporation	1,431,672
166,800	Endurance Specialty Holdings, Ltd.	4,546,968
282,900	Equity One, Inc.[a]	4,031,325
302,800	Fidelity National Financial, Inc.	4,426,936
124,800	Hanover Insurance Group, Inc.	5,044,416
930,950	HCC Insurance Holdings, Inc.	21,793,539
143,300	Lazard, Ltd.	3,797,450
414,200	Marshall & Ilsley Corporation[a]	2,365,082
809,700	MGIC Investment Corporation[a]	2,234,772
748,879	New York Community Bancorp, Inc.[a]	9,922,647
116,200	PartnerRe, Ltd.	7,614,586
189,000	Rayonier, Inc. REIT	5,564,160
468,500	U-Store-It Trust	1,756,875
694,250	W.R. Berkley Corporation	18,383,740
95,400	Westamerica Bancorporation[a]	4,076,442
184,900	Zions Bancorporation[a]	2,758,708

	Total Financials	108,450,528

Shares	Common Stock (97.8%)	Value
Health Care (10.4%)
118,400	Beckman Coulter, Inc.	$5,886,848
169,500	BioMarin Pharmaceutical, Inc.[a,b]	3,264,570
98,200	C.R. Bard, Inc.	8,402,974
292,500	Celera Corporation[b]	2,468,700
83,800	Charles River Laboratories International, Inc.[b]	2,045,558
372,300	Community Health Systems, Inc.[b]	6,939,672
135,700	Coventry Health Care, Inc.[b]	2,053,141
64,500	Henry Schein, Inc.[b]	2,414,235
272,700	Hologic, Inc.[b]	3,215,133
211,400	Kinetic Concepts, Inc.[a,b]	5,094,740
50,500	NuVasive, Inc.[a,b]	1,885,670
102,800	Shire Pharmaceuticals Group plc ADR	4,489,276
51,000	United Therapeutics Corporation[b]	3,465,450
109,000	Varian Medical Systems, Inc.[b]	4,047,170
101,400	Varian, Inc.[b]	2,822,976
198,700	Vertex Pharmaceuticals, Inc.[b]	6,567,035

	Total Health Care	65,063,148

Industrials (11.3%)
54,400	Alliant Techsystems, Inc.[b]	4,396,064
533,800	BE Aerospace, Inc.[b]	5,161,846
269,300	Continental Airlines, Inc.[b]	3,627,471
160,300	IDEX Corporation	3,624,383
165,600	Masco Corporation	1,294,992
438,100	Monster Worldwide, Inc.[b]	4,034,901
297,000	Oshkosh Corporation	2,144,340
148,000	Pall Corporation	3,858,360
164,500	Parker-Hannifin Corporation	6,285,545
415,500	Polypore International, Inc.[b]	2,875,260
132,200	Rockwell Automation, Inc.	3,442,488
164,800	Rockwell Collins, Inc.	6,209,664
128,700	Roper Industries, Inc.	5,294,718
257,200	Shaw Group, Inc.[b]	7,150,160
144,500	SPX Corporation	6,084,895
143,800	Tyco International, Ltd.	3,022,676
122,000	WESCO International, Inc.[b]	2,247,240

	Total Industrials	70,755,003

Information Technology (18.0%)
349,000	Akamai Technologies, Inc.[b]	4,704,520
383,300	ASML Holding NV ADR[a]	6,339,782
3,729,300	Atmel Corporation[b]	12,455,862
244,300	Check Point Software Technologies, Ltd.[b]	5,538,281
505,200	CIENA Corporation[a,b]	3,152,448
1,908,600	Compuware Corporation[b]	12,405,900
138,500	Electronic Arts, Inc.[b]	2,138,440
325,100	EMC Corporation[b]	3,589,104
354,300	F5 Networks, Inc.[b]	7,854,831
702,300	FormFactor, Inc.[a,b]	10,927,788
173,300	Intersil Corporation	1,613,423
308,400	Juniper Networks, Inc.[b]	4,366,944
158,200	Lam Research Corporation[a,b]	3,197,222
192,900	Paychex, Inc.	4,685,541
1,069,700	PMC-Sierra, Inc.[b]	5,209,439
441,400	Polycom, Inc.[b]	6,201,670
1,161,100	Teradyne, Inc.[b]	5,584,891
899,400	TIBCO Software, Inc.[b]	4,811,790
240,900	Xilinx, Inc.	4,059,165

Shares	Common Stock (97.8%)	Value
Information Technology (18.0%) - continued
249,300	Zebra Technologies Corporation[b]	$4,195,719

	Total Information Technology	113,032,760

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

Mid Cap Stock Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Materials (10.8%)
532,200	Albemarle Corporation	11,841,450
237,448	Ball Corporation	9,103,756
34,200	CF Industries Holdings, Inc.	1,607,400
349,200	Commercial Metals Company	4,015,800
604,000	Crown Holdings, Inc.[b]	11,325,000
279,900	Owens-Illinois, Inc.[b]	5,318,100
419,800	Packaging Corporation of America	5,961,160
254,000	Sealed Air Corporation	3,441,700
267,385	Silgan Holdings, Inc.	12,256,929
251,300	Steel Dynamics, Inc.	2,668,806

	Total Materials	67,540,101

Telecommunications Services (0.8%)
1,360,700	Cincinnati Bell, Inc.[b]	1,891,373
98,500	Telephone and Data Systems, Inc.	3,005,235

	Total Telecommunications Services	4,896,608

Utilities (6.4%)
157,600	Alliant Energy Corporation	4,543,608
233,900	DPL, Inc.	5,040,545
48,300	Entergy Corporation	3,688,188
129,500	Equitable Resources, Inc.	4,432,785
67,200	FirstEnergy Corporation	3,359,328
111,900	National Fuel Gas Company	3,352,524
465,300	NV Energy, Inc.	4,992,669
170,100	Pepco Holdings, Inc.	3,029,481
177,000	Portland General Electric Company	3,442,650
171,100	UGI Corporation	4,340,807

	Total Utilities	40,222,585

	Total Common Stock (cost $825,125,158)	613,860,144

Shares	Collateral Held for Securities Loaned (7.0%)	Value
43,634,624	Thrivent Financial Securities Lending Trust	43,634,624

	Total Collateral Held for Securities Loaned (cost $43,634,624)	43,634,624

Shares or Principal Amount	Short-Term Investments (2.5%)[c]	Value
	Federal National Mortgage Association Discount Notes
10,000,000	0.200%, 2/18/2009	9,999,000
3,472	Thrivent Money Market Fund	3,472

Shares or Principal Amount	Short-Term Investments (2.5%)[c]	Value
	Total Capital SA
5,810,000	0.300%, 2/2/2009	$5,809,903

	Total Short-Term Investments (at amortized cost)	15,812,375

	Total Investments (cost $884,572,157) 107.3%	$673,307,143

	Other Assets and Liabilities, Net (7.3%)	(45,840,868)

	Total Net Assets 100.0%	$627,466,275

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

REIT -	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$11,381,690
Gross unrealized depreciation	(222,646,704)

Net unrealized appreciation (depreciation)	($211,265,014)

Cost for federal income tax purposes	$884,572,157

The following table is a summary of the inputs used, as of January 30, 2009, in valuing the Mid Cap Stock Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Level	Investments in Securities	Other Financial Instruments*
Level 1	$657,498,240	$–
Level 2	15,808,903	–
Level 3	–	–

Totals (Level 1,2,3)	$673,307,143	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

Mid Cap Stock Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held at January 30, 2009	Value January 30, 2009	Income Earned November 1, 2008 - January 30, 2009
Money Market	$1,614,580	$10,610,036	$12,221,144	3,472	$3,472	$9,386
Thrivent Financial Securities Lending Trust	77,710,896	80,273,197	114,349,469	43,634,624	43,634,624	229,248
Total Value and Income Earned	79,325,476				43,638,096	238,634

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

Mid Cap Index Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Shares	Common Stock (96.8%)	Value
Consumer Discretionary (13.8%)
2,100	99 Cents Only Stores[a]	$17,598
4,200	Advance Auto Parts, Inc.	137,466
3,000	Aeropostale, Inc.[a]	63,330
9,150	American Eagle Outfitters, Inc.	82,442
2,000	American Greetings Corporation	8,680
2,500	AnnTaylor Stores Corporation[a]	12,300
3,317	ArvinMeritor, Inc.	5,805
1,660	Barnes & Noble, Inc.[b]	27,257
3,910	Belo Corporation	5,591
1,110	Blyth, Inc.	3,785
1,410	Bob Evans Farms, Inc.	24,760
5,180	BorgWarner, Inc.	87,438
2,500	Boyd Gaming Corporation	12,025
4,562	Brinker International, Inc.	50,045
1,840	Brink’s Home Security Holdings, Inc.[a]	42,081
2,850	Callaway Golf Company	21,688
3,300	Career Education Corporation[a,b]	71,940
9,800	CarMax, Inc.[a]	81,046
2,700	Cheesecake Factory, Inc.[a]	23,436
7,900	Chico’s FAS, Inc.[a]	31,284
1,500	Chipotle Mexican Grill, Inc.[a,b]	71,640
2,100	Coldwater Creek, Inc.[a]	5,922
2,870	Collective Brands, Inc.[a]	30,623
3,800	Corinthian Colleges, Inc.[a]	70,984
2,690	DeVry, Inc.	144,130
3,800	Dick’s Sporting Goods, Inc.[a]	41,838
4,070	Dollar Tree, Inc.[a]	173,830
3,400	DreamWorks Animation SKG, Inc.[a]	74,630
6,900	Foot Locker, Inc.	50,784
6,200	Gentex Corporation	52,018
2,700	Guess?, Inc.	43,443
4,200	Hanesbrands, Inc.[a]	37,758
1,720	Harte-Hanks, Inc.	10,836
2,300	Hovnanian Enterprises, Inc.[a]	3,887
1,250	International Speedway Corporation	29,100
1,400	ITT Educational Services, Inc.[a]	171,514
2,300	J. Crew Group, Inc.[a,b]	23,000
1,900	John Wiley and Sons, Inc.	67,317
3,400	Lamar Advertising Company[a,b]	30,634
1,600	Life Time Fitness, Inc.[a,b]	23,696
6,400	LKQ Corporation[a]	73,920
1,600	M.D.C. Holdings, Inc.	49,024
2,200	Marvel Entertainment, Inc.[a]	60,522
1,400	Matthews International Corporation	54,516
1,450	Modine Manufacturing Company	3,973
2,460	Mohawk Industries, Inc.[a]	78,991
1,900	Netflix, Inc.[a,b]	68,666
200	NVR, Inc.[a]	85,218
6,000	O’Reilly Automotive, Inc.[a]	174,420
5,600	PetSmart, Inc.	105,112
2,300	Phillips-Van Heusen Corporation	43,746
1,800	Priceline.com, Inc.[a,b]	120,762
1,900	Regis Corporation	21,375
3,000	Rent-A-Center, Inc.[a]	44,550
5,700	Ross Stores, Inc.	167,694
1,900	Ryland Group, Inc.	29,640
6,310	Saks, Inc.[a,b]	15,901
1,180	Scholastic Corporation	12,862
2,900	Scientific Games Corporation[a]	36,453
11,400	Service Corporation International	51,870

Shares	Common Stock (96.8%)	Value
Consumer Discretionary (13.8%) - continued
3,000	Sotheby’s Holdings, Inc.[b]	$26,070
600	Strayer Education, Inc.	129,858
1,600	Thor Industries, Inc.	16,928
2,000	Timberland Company[a]	21,980
5,800	Toll Brothers, Inc.[a]	98,716
2,800	Tupperware Corporation	57,568
1,600	Under Armour, Inc.[a,b]	29,600
5,100	Urban Outfitters, Inc.[a]	79,458
2,100	Warnaco Group, Inc.[a]	47,544
18,689	Wendy’s/Arby’s Group, Inc.	94,193
3,860	Williams-Sonoma, Inc.	30,571

	Total Consumer Discretionary	3,899,282

Consumer Staples (4.4%)
3,800	Alberto-Culver Company	92,948
2,620	BJ’s Wholesale Club, Inc.[a]	75,142
3,080	Church & Dwight Company, Inc.	163,948
3,300	Corn Products International, Inc.	76,395
2,550	Energizer Holdings, Inc.[a]	121,457
3,500	Flowers Foods, Inc.	75,215
3,300	Hansen Natural Corporation[a]	110,550
3,100	Hormel Foods Corporation	92,473
930	Lancaster Colony Corporation	33,861
2,400	NBTY, Inc.[a]	45,288
2,560	PepsiAmericas, Inc.	41,293
2,500	Ralcorp Holdings, Inc.[a]	148,050
1,690	Ruddick Corporation	40,644
5,300	Smithfield Foods, Inc.[a,b]	62,911
1,195	Tootsie Roll Industries, Inc.[b]	28,525
1,140	Universal Corporation	34,861

	Total Consumer Staples	1,243,561

Energy (6.6%)
6,300	Arch Coal, Inc.	95,697
1,600	Bill Barrett Corporation[a,b]	35,376
3,700	Cimarex Energy Company	91,908
2,000	Comstock Resources, Inc.[a]	76,260
11,000	Denbury Resources, Inc.[a]	134,640
2,300	Encore Acquisition Company[a]	62,514
2,916	Exterran Holdings, Inc.[a,b]	64,619
5,600	FMC Technologies, Inc.[a]	165,704
4,300	Forest Oil Corporation[a]	64,500
4,600	Frontier Oil Corporation	65,688
4,100	Helix Energy Solutions Group, Inc.[a]	21,115
4,640	Helmerich & Payne, Inc.	104,214
3,900	Mariner Energy, Inc.[a]	38,610
5,900	Newfield Exploration Company[a]	113,221
2,400	Oceaneering International, Inc.[a]	82,704
1,090	Overseas Shipholding Group, Inc.	38,913
2,800	Patriot Coal Corporation[a]	14,364
6,900	Patterson-UTI Energy, Inc.	65,964
4,742	Plains Exploration & Production Company[a]	100,151
7,700	Pride International, Inc.[a]	124,124
5,000	Quicksilver Resources, Inc.[a]	34,650
5,500	Southern Union Company	70,895
3,400	Superior Energy Services, Inc.[a]	52,972
2,310	Tidewater, Inc.	96,119

Shares	Common Stock (96.8%)	Value
Energy (6.6%) - continued
2,100	Unit Corporation[a]	$52,374

	Total Energy	1,867,296

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

Mid Cap Index Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Financials (17.6%)
1,800	Affiliated Managers Group, Inc.[a,b]	72,342
1,400	Alexandria Real Estate Equities, Inc.	83,076
4,400	AMB Property Corporation	70,928
3,350	American Financial Group, Inc.	56,883
6,200	AmeriCredit Corporation[a,b]	29,202
6,300	Apollo Investment Corporation[b]	41,265
4,200	Arthur J. Gallagher & Company	98,994
5,678	Associated Banc-Corp[b]	88,861
3,620	Astoria Financial Corporation	32,870
3,200	BancorpSouth, Inc.	60,480
2,170	Bank of Hawaii Corporation	77,838
2,300	BRE Properties, Inc.	58,397
5,200	Brown & Brown, Inc.	99,476
2,400	Camden Property Trust	63,264
2,200	Cathay General Bancorp[b]	27,940
1,800	City National Corporation	62,298
9,000	Colonial BancGroup, Inc.[b]	7,110
2,940	Commerce Bancshares, Inc.	102,753
1,900	Cousins Properties, Inc.	18,259
2,600	Cullen/Frost Bankers, Inc.	113,802
6,500	Duke Realty Corporation	59,865
5,200	Eaton Vance Corporation	99,528
1,500	Equity One, Inc.[b]	21,375
1,200	Essex Property Trust, Inc.	79,260
2,690	Everest Re Group, Ltd.	169,470
2,600	Federal Realty Investment Trust	131,638
9,372	Fidelity National Financial, Inc.	137,019
4,100	First American Corporation	89,544
5,300	First Niagara Financial Group, Inc.	69,218
3,550	FirstMerit Corporation	57,404
7,800	Fulton Financial Corporation	54,756
2,260	Hanover Insurance Group, Inc.	91,349
5,100	HCC Insurance Holdings, Inc.	119,391
2,800	Highwoods Properties, Inc.	63,168
1,750	Horace Mann Educators Corporation	16,362
4,200	Hospitality Properties Trust	56,364
1,900	International Bancshares Corporation	34,618
5,400	Jefferies Group, Inc.[b]	62,316
1,500	Jones Lang LaSalle, Inc.	35,415
4,400	Liberty Property Trust	88,000
3,400	Macerich Company[b]	50,116
2,900	Mack-Cali Realty Corporation	58,928
1,600	Mercury General Corporation	61,984
4,400	Nationwide Health Properties, Inc.[b]	112,332
15,310	New York Community Bancorp, Inc.	202,857
10,206	Old Republic International Corporation	105,326
3,500	Omega Healthcare Investors, Inc.	51,205
1,100	PacWest Bancorp	18,601
3,040	PMI Group, Inc.	4,226
1,755	Potlatch Corporation	44,208
3,150	Protective Life Corporation	26,082
4,325	Raymond James Financial, Inc.[b]	80,056
3,528	Rayonier, Inc. REIT	103,864
4,600	Realty Income Corporation	88,642

Shares	Common Stock (96.8%)	Value
Financials (17.6%) - continued
3,100	Regency Centers Corporation	$109,430

3,200	Reinsurance Group of America, Inc.	114,016
5,900	SEI Investments Company	74,753
2,600	SL Green Realty Corporation	40,846
2,200	StanCorp Financial Group, Inc.	56,804
1,500	SVB Financial Group[a]	31,155
12,500	Synovus Financial Corporation	49,500
5,080	TCF Financial Corporation[b]	62,941
7,725	UDR, Inc.	90,614
2,190	Unitrin, Inc.	27,944
5,400	Valley National Bancorp	70,308
6,150	W.R. Berkley Corporation	162,852
3,800	Waddell & Reed Financial, Inc.	53,656
3,896	Washington Federal, Inc.	47,843
2,350	Webster Financial Corporation	9,823
3,400	Weingarten Realty Investors[b]	55,046
1,310	Westamerica Bancorporation	55,976
3,040	Wilmington Trust Corporation	41,618

	Total Financials	4,965,650

Health Care (12.2%)
2,356	Advanced Medical Optics, Inc.[a]	51,761
3,100	Affymetrix, Inc.[a]	9,858
2,800	Beckman Coulter, Inc.	139,216
800	Bio-Rad Laboratories, Inc.[a]	50,832
3,000	Cerner Corporation[a,b]	101,160
3,000	Charles River Laboratories International, Inc.[a]	73,230
4,100	Community Health Systems, Inc.[a]	76,424
2,790	Covance, Inc.[a]	107,694
2,490	Edwards Lifesciences Corporation[a]	143,150
5,200	Endo Pharmaceutical Holdings, Inc.[a]	116,844
2,400	Gen-Probe, Inc.[a]	108,048
10,800	Health Management Associates, Inc.[a]	17,172
4,640	Health Net, Inc.[a]	67,883
4,000	Henry Schein, Inc.[a]	149,720
2,730	Hill-Rom Holdings, Inc.[b]	38,439
11,400	Hologic, Inc.[a]	134,406
2,600	IDEXX Laboratories, Inc.[a]	85,280
3,200	Immucor, Inc.[a]	88,672
1,300	Kindred Healthcare, Inc.[a]	17,641
2,500	Kinetic Concepts, Inc.[a]	60,250
2,400	LifePoint Hospitals, Inc.[a]	54,096
3,300	Lincare Holdings, Inc.[a]	79,365
2,100	Masimo Corporation[a]	58,317
2,500	Medicis Pharmaceutical Corporation	34,825
4,580	Omnicare, Inc.[b]	128,057
3,420	Perrigo Company	100,377
5,200	Pharmaceutical Product Development, Inc.	124,228
2,500	Psychiatric Solutions, Inc.[a]	65,000
3,400	ResMed, Inc.[a]	135,660
4,820	Sepracor, Inc.[a]	73,264
2,570	STERIS Corporation	68,362
1,700	Techne Corporation	101,949
1,720	Teleflex, Inc.	91,470
2,500	Thoratec Corporation[a]	72,425
1,100	United Therapeutics Corporation[a]	74,745
2,300	Universal Health Services, Inc.	87,055

Shares	Common Stock (96.8%)	Value
Health Care (12.2%) - continued
3,670	Valeant Pharmaceuticals International[a,b]	$79,639
1,300	Varian, Inc.[a]	36,192
3,800	VCA Antech, Inc.[a]	71,516

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

Mid Cap Index Fund

Schedule of Investments as of January 30, 2009

(unaudited)

6,700	Vertex Pharmaceuticals, Inc.[a]	221,433
1,900	Wellcare Health Plans, Inc.[a]	28,082

	Total Health Care	3,423,737

Industrials (13.9%)
4,110	AGCO Corporation[a]	87,461
5,200	AirTran Holdings, Inc.[a]	21,320
1,620	Alaska Air Group, Inc.[a]	42,703
1,850	Alexander & Baldwin, Inc.	40,774
1,500	Alliant Techsystems, Inc.[a]	121,215
4,760	AMETEK, Inc.	152,130
4,400	BE Aerospace, Inc.[a]	42,548
1,840	Brink’s Company	48,631
3,300	Bucyrus International, Inc.	51,150
2,720	Carlisle Companies, Inc.	50,782
900	Clean Harbors, Inc.[a]	48,159
2,010	Con-way, Inc.	44,280
2,800	Copart, Inc.[a]	67,452
1,500	Corporate Executive Board Company	30,300
5,600	Corrections Corporation of America[a]	77,168
2,200	Crane Company	38,324
2,300	Deluxe Corporation	26,519
3,380	Donaldson Company, Inc.	105,186
1,700	Dycom Industries, Inc.[a]	11,577
2,080	Federal Signal Corporation	14,040
2,300	FTI Consulting, Inc.[a]	94,323
2,200	GATX Corporation	53,020
2,650	Graco, Inc.[b]	56,366
1,445	Granite Construction, Inc.	50,893
3,680	Harsco Corporation	87,290
2,370	Herman Miller, Inc.	26,046
2,010	HNI Corporation[b]	26,552
2,530	Hubbell, Inc.	78,430
3,700	IDEX Corporation	83,657
3,600	JB Hunt Transport Services, Inc.	80,172
8,100	JetBlue Airways Corporation[a,b]	45,603
4,750	Joy Global, Inc.	98,943
4,100	Kansas City Southern, Inc.[a]	74,456
7,200	KBR, Inc.	101,952
1,200	Kelly Services, Inc.	10,872
3,220	Kennametal, Inc.	51,649
2,000	Korn/Ferry International[a]	18,800
2,500	Landstar System, Inc.	89,675
1,900	Lincoln Electric Holdings, Inc.	78,223
3,440	Manpower, Inc.	97,902
1,300	Mine Safety Appliances Company	25,506
4,120	MPS Group, Inc.[a]	24,926
2,000	MSC Industrial Direct Company, Inc.	68,520
2,100	Navigant Consulting, Inc.[a,b]	30,093
1,480	Nordson Corporation	44,711
3,300	Oshkosh Corporation	23,826
4,420	Pentair, Inc.	101,085
8,790	Quanta Services, Inc.[a]	187,930
1,843	Rollins, Inc.	28,751
4,000	Roper Industries, Inc.	164,560
3,700	Shaw Group, Inc.[a]	102,860
2,440	SPX Corporation	102,748

Shares	Common Stock (96.8%)	Value
Industrials (13.9%) - continued
4,200	Terex Corporation[a]	$49,728
2,500	Thomas & Betts Corporation[a]	53,475
3,800	Timken Company	56,582
3,495	Trinity Industries, Inc.	40,227
2,619	United Rentals, Inc.[a,b]	14,614
3,700	URS Corporation[a]	125,985
2,200	Wabtec Corporation	65,846
3,500	Waste Connections, Inc.[a]	101,572
1,900	Werner Enterprises, Inc.	28,500
2,400	Woodward Governor Company	49,368

2,600	YRC Worldwide, Inc.[a,b]	7,488

	Total Industrials	3,925,444

Information Technology (12.6%)
18,000	3Com Corporation[a]	41,940
1,580	ACI Worldwide, Inc.[a]	26,844
3,030	Acxiom Corporation	28,815
4,700	ADC Telecommunications, Inc.[a]	23,829
2,460	ADTRAN, Inc.	37,269
700	Advent Software, Inc.[a,b]	15,281
2,900	Alliance Data Systems Corporation[a]	120,611
4,000	ANSYS, Inc.[a]	99,440
5,320	Arrow Electronics, Inc.[a]	101,452
19,860	Atmel Corporation[a]	66,332
6,740	Avnet, Inc.[a]	133,587
2,010	Avocent Corporation[a]	28,844
6,300	Broadridge Financial Solutions, Inc.	84,987
11,580	Cadence Design Systems, Inc.[a]	43,772
3,166	CommScope, Inc.[a]	45,654
3,900	Cree, Inc.[a,b]	77,727
2,900	Diebold, Inc.	71,862
1,600	Digital River, Inc.[a]	39,632
1,810	DST Systems, Inc.[a,b]	57,504
3,500	F5 Networks, Inc.[a,b]	77,595
1,900	FactSet Research Systems, Inc.[b]	75,620
2,150	Fair Isaac Corporation[b]	27,305
5,500	Fairchild Semiconductor International, Inc.[a]	25,025
2,600	Gartner, Inc.[a]	36,816
3,600	Global Payments, Inc.	124,956
1,300	Imation Corporation	12,662
7,300	Ingram Micro, Inc.[a]	89,571
7,490	Integrated Device Technology, Inc.[a]	42,993
3,200	International Rectifier Corporation[a]	43,584
5,500	Intersil Corporation	51,205
3,800	Jack Henry & Associates, Inc.	67,640
5,600	Lam Research Corporation[a]	113,176
3,700	Lender Processing Services, Inc.	95,904
3,700	Macrovision Solutions Corporation[a]	48,507
900	ManTech International Corporation[a]	48,267
4,140	Mentor Graphics Corporation[a]	19,292
4,000	Metavante Technologies, Inc.[a]	58,040
1,500	Mettler-Toledo International, Inc.[a]	99,870
2,550	National Instruments Corporation	54,749
7,000	NCR Corporation[a]	87,850
3,500	NeuStar, Inc.[a]	47,670

Shares	Common Stock (96.8%)	Value
Information Technology (12.6%) - continued
4,900	Palm, Inc.[a,b]	$37,583
5,200	Parametric Technology Corporation[a]	46,800
2,200	Plantronics, Inc.	22,330
3,700	Polycom, Inc.[a]	51,985
11,700	RF Micro Devices, Inc.[a,b]	12,636
9,000	SAIC, Inc.[a]	177,660
2,660	Semtech Corporation[a]	31,255
2,100	Silicon Laboratories, Inc.[a]	48,363
1,900	SRA International, Inc.[a]	31,027
3,560	Sybase, Inc.[a]	97,224
6,380	Synopsys, Inc.[a]	118,030
2,240	Tech Data Corporation[a]	40,566
5,300	Trimble Navigation, Ltd.[a]	78,546
3,900	ValueClick, Inc.[a]	24,375
8,270	Vishay Intertechnology, Inc.[a]	24,479

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

Mid Cap Index Fund

Schedule of Investments as of January 30, 2009

(unaudited)

9,800	Western Digital Corporation[a]	143,864
3,000	Wind River Systems, Inc.[a]	23,910
2,800	Zebra Technologies Corporation[a]	47,124

	Total Information Technology	3,551,436

Materials (6.6%)
3,590	Airgas, Inc.	126,763
4,080	Albemarle Corporation	90,780
3,000	AptarGroup, Inc.	92,460
2,900	Ashland, Inc.	23,258
2,870	Cabot Corporation	38,343
2,000	Carpenter Technology Corporation	33,000
10,770	Chemtura Corporation	8,078
5,000	Cliffs Natural Resources, Inc.	115,850
5,100	Commercial Metals Company	58,650
2,050	Cytec Industries, Inc.	41,902
1,990	Ferro Corporation	7,880
3,300	FMC Corporation	147,246
1,500	Greif, Inc.	45,390
4,000	Louisiana-Pacific Corporation	8,320
2,960	Lubrizol Corporation	100,995
1,800	Martin Marietta Materials, Inc.[b]	144,936
870	Minerals Technologies, Inc.	32,895
3,380	Olin Corporation	47,489
4,500	Packaging Corporation of America	63,900
2,800	Reliance Steel & Aluminum Company	61,964
5,690	RPM International, Inc.	70,044
1,900	Scotts Miracle-Gro Company	61,218
2,120	Sensient Technologies Corporation	45,580
4,440	Sonoco Products Company	101,809
7,200	Steel Dynamics, Inc.	76,464
4,700	Temple-Inland, Inc.	26,649
4,500	Terra Industries, Inc.	92,160
4,420	Valspar Corporation	76,687
2,700	Worthington Industries, Inc.[b]	27,162

	Total Materials	1,867,872

Telecommunications Services (0.6%)
10,210	Cincinnati Bell, Inc.[a]	14,192

Shares	Common Stock (96.8%)	Value
Telecommunications Services (0.6%) - continued
4,710	Telephone and Data Systems, Inc.	$143,702

	Total Telecommunications Services	157,894

Utilities (8.5%)
3,460	AGL Resources, Inc.	106,672
4,870	Alliant Energy Corporation	140,402
5,966	Aqua America, Inc.[b]	123,735
1,680	Black Hills Corporation	44,520
5,120	DPL, Inc.	110,336
3,200	Energen Corporation	93,472
5,292	Great Plains Energy, Inc.	100,918
4,040	Hawaiian Electric Industries, Inc.[b]	87,587
2,020	IDACORP, Inc.	58,802
8,125	MDU Resources Group, Inc.	161,606
3,560	National Fuel Gas Company	106,658
6,960	Northeast Utilities	165,648
4,740	NSTAR	160,307
10,370	NV Energy, Inc.	111,270
4,160	OGE Energy Corporation	102,669
4,600	ONEOK, Inc.	134,412
3,860	PNM Resources, Inc.	38,754
5,720	Puget Energy, Inc.	168,168
4,800	UGI Corporation	121,776
3,620	Vectren Corporation	93,360
4,800	Westar Energy, Inc.	96,384

2,190	WGL Holdings, Inc.	70,299

	Total Utilities	2,397,755

	Total Common Stock (cost $36,846,958)	27,299,927

Shares	Collateral Held for Securities Loaned (8.2%)	Value
2,329,000	Thrivent Financial Securities Lending Trust	2,329,000

	Total Collateral Held for Securities Loaned (cost $2,329,000)	2,329,000

Shares or Principal Amount	Short-Term Investments (3.0%)[c]	Value
200,000	Federal National Mortgage Association Discount Notes 0.425%, 5/14/2009[d]	199,760
641,793	Thrivent Money Market Fund	641,793

	Total Short-Term Investments (at amortized cost)	841,553

	Total Investments (cost $40,017,511) 108.0%	$30,470,480

	Other Assets and Liabilities, Net (8.0%)	(2,261,739)

	Total Net Assets 100.0%	$28,208,741

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	At January 30, 2009, $199,760 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts.

Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$3,007,300
Gross unrealized depreciation	(12,554,331)

Net unrealized appreciation (depreciation)	($9,547,031)

Cost for federal income tax purposes	$40,017,511

The following table is a summary of the inputs used, as of January 30, 2009, in valuing the Mid Cap Index Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Level	Investments in Securities	Other Financial Instruments*
Level 1	$30,270,720	($52,913)
Level 2	199,760	–
Level 3	–	–

Totals (Level 1,2,3)	$30,470,480	($52,913)

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

Mid Cap Index Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Futures	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 400 Index Mini-Futures	18	March 2009	$948,053	$895,140	($52,913)
Total Futures					($52,913)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Index Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held at January 30, 2009	Value January 30, 2009	Income Earned November 1, 2008 - January 30, 2009
Money Market	$880,872	$1,455,446	$1,694,525	641,793	$641,793	$4,193
Thrivent Financial Securities Lending Trust	2,503,733	3,607,260	3,781,993	2,329,000	2,329,000	13,772
Total Value and Income Earned	3,384,605				2,970,793	17,965

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

Partner Worldwide Allocation Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Shares	Common Stock (80.7%)	Value[a]
Australia (2.5%)
75,289	AJ Lucas Group, Ltd.	$183,261
20,228	Ansell, Ltd.	130,028
67,778	Asciano Group	46,516
21,933	BHP Billiton, Ltd.	406,716
10,306	Campbell Brothers, Ltd.	100,207
8,240	CSL, Ltd.	194,306
7,453	Newcrest Mining, Ltd.	144,474
22,556	OneSteel, Ltd.	33,960
16,530	Origin Energy, Ltd.	145,658
8,942	QBE Insurance Group, Ltd.	134,471
10,673	Sonic Healthcare, Ltd.	93,454
29,354	United Group, Ltd.	146,645
6,018	Westpac Banking Corporation	59,015
10,551	Woolworths, Ltd.	183,646

	Total Australia	2,002,357

Austria (0.3%)
3,664	Intercell AGb	119,552
2,096	OMV AG	59,731
2,480	Verbund - Oesterreichische Elektrizitaetswirtschaft s-AG	94,821

	Total Austria	274,104

Belgium (0.2%)
457	Colruyt SA	101,111
881	Group Bruxelles Lambert SA	64,667

	Total Belgium	165,778

Brazil (2.9%)
34,282	Banco Bradesco SA ADR	306,824
11,500	Companhia Vale do Rio Doce ADR	162,265
43,000	Companhia Vale do Rio Doce SP ADR	522,020
14,700	Empresa Brasileira de Aeronautica SA ADR	221,529
39,000	Lojas Renner SA	237,866
21,800	Petroleo Brasileiro SA ADR	472,188
8,300	Souza Cruz SA	167,431
13,000	Ultrapar Participacoes SA	298,944

	Total Brazil	2,389,067

Canada (1.9%)
6,400	Alimentation Couche-Tard, Inc.	74,109
3,900	Canadian National Railway Company	136,657
10,800	CGI Group, Inc.[b]	87,453
5,030	Enbridge, Inc.	165,055
7,300	EnCana Corporation	324,848
200	Fairfax Financial Holdings, Ltd.	65,058
10,927	Groupe Aeroplan, Inc.	79,660
2,100	Metro, Inc.	67,129
2,200	Potash Corporation of Saskatchewan, Inc.	165,498
3,200	Shoppers Drug Mart Corporation	118,392
9,700	Sino-Forest Corporation[b]	72,772
1,700	Toronto-Dominion Bank	55,174
10,300	Viterra, Inc.[b]	77,693
10,375	Yellow Pages Income Fund	54,147

	Total Canada	1,543,645

Shares	Common Stock (80.7%)	Value[a]
Cayman Islands (0.1%)
9,310	Subsea 7, Inc.[b]	$48,471

	Total Cayman Islands	48,471

Chile (0.3%)
7,600	Banco Santander Chile SA ADR	268,888

	Total Chile	268,888

China (0.4%)
404,000	PetroChina Company, Ltd.	298,216

	Total China	298,216

Denmark (0.7%)
1,880	Alk-Abello A/S	165,302
4,950	Novo Nordisk AS	263,705
865	Novozymes AS	68,759
2,169	Vestas Wind Systems[b]	104,459

	Total Denmark	602,225

Finland (0.3%)
5,346	Fortum Oyj	104,298
14,484	Nokia Oyj	177,524

	Total Finland	281,822

France (5.0%)
2,653	Alstom	127,463
26,900	Axa SA	423,645
9,900	Cap Gemini SA	340,200
5,600	Compagnie de Saint-Gobain	189,178
1,493	Eurazeo	50,455
3,774	Eurofins Scientific	170,609
3,328	Eutelsat Communications	71,012
1,380	GDF Suez	52,798
1,202	Hermes International	120,930
5,172	Orpea[b]	179,958
2,763	Rubis	153,734
7,100	Schneider Electric SA	449,314
3,832	Sechilienne SA	142,138
2,920	Societe Generale	122,094
65	Stallergenes	3,165
3,130	Teleperformance	85,533
5,414	Total SA	269,806
3,303	UBISOFT Entertainment SAb	46,503
2,159	Vilmorin & Cie	239,059
31,744	Vivendi Universal SA	817,752

	Total France	4,055,346

Germany (3.4%)
5,500	Adidas AG	190,306
2,912	Bayer AG	154,581
10,100	Bayerische Motoren Werke AG	239,527
15,200	Deutsche Post AG-REG	189,663
1,294	Fielmann AG	82,446
1,936	Fresenius SE	107,051
17,233	GEA Group AG	198,435
1,087	Krones AG	37,850
8,899	Morphosys AGb	185,768
2,073	MTU Aero Engines Holding AG	57,922
2,323	RWE AG	180,493
7,984	SAP AG	280,517
11,171	Siemens AG	629,066
1,860	Vossloh AG	187,132

Shares	Common Stock (80.7%)	Value[a]
Germany (3.4%) - continued
658	Wacker Chemie AG	$46,892

	Total Germany	2,767,649

Greece (0.4%)
9,411	Alpha Bank AE	78,655
4,901	Greek Organization of Football Prognostics SA	142,586
12,301	Marfin Investment Group SAb	45,364
3,849	Public Power Corporation SA	64,429

	Total Greece	331,034

Hong Kong (1.7%)
45,000	BOC Hong Kong (Holdings), Ltd.	45,905
46,500	China Mobile, Ltd.	418,580
96,000	Hang Lung Group, Ltd.	309,203
7,000	Hang Seng Bank, Ltd.	84,281
27,000	Hutchison Whampoa, Ltd.	137,383
124,800	New World Development Company, Ltd.	118,296

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of January 30, 2009

(unaudited)

230,000	Swire Pacific, Ltd.	298,345

	Total Hong Kong	1,411,993

Hungary (0.3%)
2,400	Richter Gedeon Nyrt	272,924

	Total Hungary	272,924

India (1.7%)
6,600	GlaxoSmithKline Pharmaceuticals, Ltd.	156,207
11,500	Grasim Industries, Ltd.	276,626
14,100	Hero Honda Motors, Ltd.	251,446
12,700	Housing Development Finance Corporation	392,061
11,000	Infosys Technologies, Ltd.	288,930

	Total India	1,365,270

Indonesia (0.4%)
300,000	PT Astra International Tbk	337,274

	Total Indonesia	337,274

Israel (0.6%)
11,000	Check Point Software Technologies, Ltd.[b]	249,370
6,500	Teva Pharmaceutical Industries, Ltd. ADR	269,425

	Total Israel	518,795

Italy (2.7%)
18,743	Ansaldo STS SPA	227,198
28,685	Davide Campari - Milano SPA	162,270
19,176	Enel SPA	107,563
29,400	Eni SPA	621,850
45,199	Finmeccanica SPA	707,025
9,925	Istituto Finanziario Industriale SPA[b]	57,057
3,692	Lottomatica SPA	68,112
4,100	Saipem SPA	62,471
27,433	Terna-Rete Elettrica Nationale SPA	83,342
71,700	Unicredit SPA	126,159

	Total Italy	2,223,047

Japan (16.6%)
7,200	Aeon Delight Company, Ltd.	156,885

Shares	Common Stock (80.7%)	Value[a]
Japan (16.6%) - continued
2,500	Astellas Pharmaceutical, Inc.	$94,656
8,000	Bank of Kyoto, Ltd.	84,191
16,200	Bridgestone Corporation	205,933
2,300	Canon, Inc.	62,758
8,300	Capcom Company, Ltd.	148,272
19,200	Culture Convenience Club Company, Ltd.	178,945
74	CyberAgent, Inc.	42,124
8,000	Daihatsu Motor Company, Ltd.	67,449
16,300	Daiichi Sankyo Company, Ltd.	365,998
13,100	Daito Trust Construction Company, Ltd.	563,825
3,300	East Japan Railway Company	223,769
2,500	FamilyMart Company, Ltd.	91,310
1,230	Fast Retailing Company, Ltd.	155,110
1,343	FP Corporation	63,455
19,077	Fuji Oil Company, Ltd.	235,734
42,100	GMO Internet, Inc.[b]	185,568
24,000	Godo Steel, Ltd.	69,052
2,300	Hisamitsu Pharmaceutical Company, Inc.	85,382
8,000	Hitachi Metals, Ltd.	41,221
47,000	Hitachi, Ltd.	143,362
2,700	Hogy Medical Company, Ltd.	161,658
3,300	Honda Motor Company, Ltd.	75,840
6,300	Hosiden Corporation	73,596
20,000	ITOCHU Corporation	97,224
59	Japan Tobacco, Inc.	169,637
7,000	Kao Corporation	170,012

27	KDDI Corporation	168,584
3,400	KONAMI Corporation	68,025
37,000	Kureha Corporation	178,132
3,200	Kurita Water Industries, Ltd.	72,296
2,200	Lawson, Inc.	108,720
20,000	Maeda Corporation	68,662
5,599	Mars Engineering Corporation	178,205
34,000	Marubeni Corporation	121,006
14,000	Mitsubishi Estate Company, Ltd.	183,588
6,000	Mitsubishi Logistics Corporation	60,942
85,200	Mitsubishi UFJ Financial Group, Inc.	472,632
12,000	Mitsui & Company, Ltd.	125,223
13,000	Mitsui Fudosan Company, Ltd.	167,655
22,252	Mitsui Sumitomo Insurance Group Holdings, Inc.	576,769
72	Net One Systems Company, Ltd.	126,407
8,300	Nichi-iko Pharmaceutical Company, Ltd.	278,241
800	Nintendo Company, Ltd.	248,011
11,000	Nippon Yusen Kabushiki Kaisha	51,540
3,100	NPC, Inc.	158,718
18,000	Oji Paper Company, Ltd.	85,439
227	Rakuten, Inc.[b]	133,826
21,000	Sanyo Special Steel Company, Ltd.	54,786
7,200	Seven & I Holdings Company, Ltd.	192,001
23	Seven Bank, Ltd.	69,723
2,500	Shimano, Inc.	85,474
15,000	Shin-Etsu Chemical Company, Ltd.	701,819
40,000	Shinsei Bank, Ltd.	51,096
9,200	Softbank Corporation	142,220
82	So-net M3, Inc.	298,474

Shares	Common Stock (80.7%)	Value[a]
Japan (16.6%) - continued
2,500	Square ENIX Holdings Company, Ltd.	$67,120
7,600	Sugi Pharmacy Company, Ltd.	179,768
78,000	Sumitomo Corporation	705,859
96,600	Sumitomo Trust and Banking Company, Ltd.	473,673
8,000	Suruga Bank, Ltd.	70,413
5,200	Sysmex Corporation	157,898
1,950	T&D Holdings, Inc.	63,030
11,100	Takeda Pharmaceutical Company, Ltd.	520,127
7,300	Tokio Marine Holdings, Inc.	193,355
8,600	Tokyo Electric Power Company, Inc.	268,948
14,228	Toshiba Plant Systems & Services Corporation	158,420
5,422	Toyo Seikan Kaisha, Ltd.	80,369
3,000	Toyo Suisan Kaisha, Ltd.	79,101
31,000	Toyo Tire & Rubber Company, Ltd.	45,179
14,100	Toyota Motor Corporation	453,571
7,600	Tsumura & Company	250,545
9,000	Unicharm Petcare Corporation	297,932
24	West Japan Railway Company	97,613
14,000	Yokohama Rubber Company, Ltd.	49,185

	Total Japan	13,453,286

Luxembourg (0.3%)
12,000	Tenaris SA ADR	237,480

	Total Luxembourg	237,480

Malaysia (0.5%)
85,000	Bumiputra-Commerce Holdings Berhad	149,249

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

Partner Worldwide Allocation Fund

Schedule of Investments as of January 30, 2009

(unaudited)

103,000	Public Bank Berhad	245,475

	Total Malaysia	394,724

Mexico (1.2%)
168,000	Consorcio ARA SAB de CV	42,096
13,000	Fomento Economico Mexicano SAB de CV ADR	365,950
5,100	Grupo Aeroportuario del Sureste SAB de CV ADR	149,583
202,500	Grupo Financiero Banorte SA de CV ADR	267,373
117,000	Organizacion Soriana SAB de CVb	184,368

	Total Mexico	1,009,370

Netherlands (2.5%)
2,085	Furgo NV	56,339
2,705	Gemalto NVb	66,030
12,208	Imtech NV	187,841
27,200	ING Groep NV	224,482
17,296	Koninklijke (Royal) Ahold NV	207,391
19,227	Koninklijke (Royal) KPN NV	255,923
1,893	Koninklijke Boskalis Westminster NV	38,186
2,680	Koninklijke DSM NV	64,220
6,184	Koninklijke Vopak NV	231,675
12,713	Qiagen NVb	217,402
13,323	Reed Elsevier NV	147,445
8,348	Ten Cate NV	149,766

Shares	Common Stock (80.7%)	Value[a]
Netherlands (2.5%) - continued
7,720	Unilever NV	$170,175

	Total Netherlands	2,016,875

Norway (1.4%)
81,500	Norsk Hydro ASA	290,463
8,850	Seadrill, Ltd.	73,342
32,800	StatoilHydro ASA	565,129
5,500	Tandberg ASA	67,985
41,736	Tomra Systems ASA	140,030

	Total Norway	1,136,949

Philippines (0.4%)
1,400,000	Ayala Land, Inc.	183,286
157,200	Bank of the Philippine Islands	112,702

	Total Philippines	295,988

Portugal (0.1%)
15,157	Jeronimo Martins SGPS SA	76,959

	Total Portugal	76,959

Russia (0.4%)
9,000	LUKOIL ADR	293,527

	Total Russia	293,527

Singapore (1.6%)
11,300	Keppel Corporation, Ltd.	29,752
173,000	Parkway Holdings, Ltd.	130,495
462,992	Raffles Education Corporation, Ltd.	158,563
48,400	Singapore Airlines, Ltd.	353,724
284,600	Singapore Telecommunications, Ltd.	493,997
168,000	SMRT Corporation, Ltd.	175,568

	Total Singapore	1,342,099

South Africa (0.8%)
49,000	Massmart Holdings, Ltd.	385,861
80,000	Truworths International, Ltd.	274,512
	Total South Africa	660,373

South Korea (1.3%)
11,000	Busan Bank[b]	49,409
300	Samsung Electronics Company, Ltd.	104,310
1,500	Samsung Electronics Company, Ltd. GDR[c]	265,294
750	Shinsegae Company, Ltd.	240,024

4,780	SODIFF Advanced Materials Company, Ltd.[b]	200,781
3,269	Taewoong Company, Ltd.	211,225

	Total South Korea	1,071,043

Spain (3.0%)
27,000	Banco Bilbao Vizcaya Argentaria SA	251,774
662	Construcciones y Auxiliar de Ferrocarriles SA	180,349
3,771	Grifols SA	66,082
2,668	Grupo Ferrovial SA	70,755
71,533	Iberdrola SA	553,891
19,977	Mapfre SA	56,299
6,299	Prosegur Cia de Seguridad SA	192,929

Shares	Common Stock (80.7%)	Value[a]
Spain (3.0%) – continued
61,290	Telefonica SA	$1,086,607

	Total Spain	2,458,686

Sweden (1.2%)
6,695	Elekta AB	75,808
14,352	Getinge AB	190,700
6,568	Investor AB	76,110
3,275	Modern Times Group AB	55,748
7,069	Nordea Bank AB	37,377
40,300	Sandvik AB	205,629
9,109	SSAB Svenskt Stal AB	59,843
33,960	Telefonaktiebolaget LM Ericsson	267,219

	Total Sweden	968,434

Switzerland (6.2%)
574	Acino Holding AG	104,650
3,079	Actelion, Ltd.[b]	167,087
11,700	Adecco SA	392,780
1,617	Burckhardt Compression Holding AG	174,411
1,306	Meyer Burger Technology AGb	99,132
42,355	Nestle SA	1,463,758
31,435	Novartis AG	1,291,678
903	Pargesa Holding SA	58,009
3,172	Roche Holding AG	445,300
3,511	Schulthess Group AG	114,316
12,600	Swiss Reinsurance Company	334,289
4,721	Temenos Group AGb	41,313
8,099	UBS AGb	101,564
155	Vetropack Holding AG	169,077
616	Zurich Financial Services AG	111,072

	Total Switzerland	5,068,436

Taiwan (1.2%)
105,000	Taiwan Mobile Company, Ltd.	146,715
275,983	Taiwan Semiconductor Manufacturing Company, Ltd.	339,055
65,737	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	495,656

	Total Taiwan	981,426

Thailand (0.7%)
86,000	PTT Exploration & Production Public Company, Ltd.	234,209
113,000	Siam Cement Public Company, Ltd.	320,303

	Total Thailand	554,512

Turkey (0.7%)
129,500	Akbank TAS	372,368
9,000	BIM Birlesik Magazalar AS	192,471

	Total Turkey	564,839

United Kingdom (14.3%)
12,538	Aggreko plc	70,576
8,628	Amlin plc	47,804

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

Partner Worldwide Allocation Fund

Schedule of Investments as of January 30, 2009

(unaudited)

8,095	Anglo American plc	145,624
14,200	AstraZeneca plc	547,217
5,227	Autonomy Corporation plc[b]	82,199
6,430	Aveva Group plc	55,545
42,685	Babcock International Group plc	311,223
37,274	BAE Systems plc	216,351

Shares	Common Stock (80.7%)	Value[a]
United Kingdom (14.3%) - continued
13,759	Balfour Beatty plc	$73,451
26,002	BG Group plc	356,521
14,449	BHP Billiton plc	241,534
101,340	BP Amoco plc	717,723
13,364	British American Tobacco plc	366,456
59,900	British Sky Broadcasting Group plc	428,434
44,670	Cable & Wireless plc	101,187
49,965	Carillion plc	168,534
2,470	Chemring Group plc	82,040
32,945	Cobham plc	101,633
19,730	Compass Group plc	97,641
25,400	Croda International plc	182,968
3,446	Diageo plc	46,239
23,986	Dignity plc	212,304
11,870	FirstGroup plc	46,653
26,532	GAME GROUP plc	54,840
58,263	GlaxoSmithKline plc	1,027,632
32,299	Group 4 Securicor plc	89,183
29,219	HMV Group plc	58,103
13,795	IG Group Holdings plc	57,789
9,579	Imperial Tobacco Group plc	261,947
12,797	Inmarsat plc	75,743
29,762	International Power plc	116,732
5,532	Intertek Group plc	68,072
23,084	John Wood Group plc	64,672
152,700	Kingfisher plc	305,621
61,900	Pearson plc	591,010
8,847	Petrofac, Ltd.	53,255
33,765	PV Crystalox Solar plc	44,604
5,473	Reckitt Benckiser Group plc	210,791
2,827	Rio Tinto plc	60,755
22,981	Rotork plc	228,811
7,263	Royal Dutch Shell plc, Class A	181,035
7,444	Royal Dutch Shell plc, Class B	176,726
7,510	Smiths Group plc	92,787
31,382	Stagecoach Group plc	54,941
24,831	Standard Chartered plc	313,774
26,398	Tesco plc	136,432
15,822	Tullett Prebon plc	34,813
12,417	Ultra Electronics Holdings	208,023
36,870	Unilever plc	808,842
398,000	Vodafone Group plc	739,242
28,243	VT Group plc	242,403
71,600	WPP plc	402,807
10,710	Xstrata plc	87,505

	Total United Kingdom	11,548,747

United States (0.5%)
6,036	iShares MSCI EAFE Index Fund	233,593
1,195	Synthes, Inc.	143,934

	Total United States	377,527

	Total Common Stock (cost $92,387,449)	65,669,185

Principal Amount	Long-Term Fixed Income (9.6%)	Value[a]
Argentina (0.3%)
280,000	Argentina Bonos 7.000%, 10/3/2015	91,560

Principal Amount	Long-Term Fixed Income (9.6%)	Value[a]
Argentina (0.3%) - continued
	Republic of Argentina International Bond
$680,000	1.330%, 3/31/2009[d]	$153,000

	Total Argentina	244,560

Bermuda (0.1%)
	Digicel Group, Ltd.
100,000	8.875%, 1/15/2015	73,500

	Total Bermuda	73,500

Brazil (1.0%)
	Federative Republic of Brazil International Bond
740,000	6.000%, 1/17/2017	732,600
	Independencia International, Ltd.
70,000	9.875%, 5/15/2015[e]	44,100

	Total Brazil	776,700

Colombia (0.3%)
	Colombia Government International Bond
180,000	7.375%, 3/18/2019	178,200
100,000	7.375%, 9/18/2037	91,250

	Total Colombia	269,450

Dominican Republic (0.2%)
	Dominican Republic International Bond
163,947	9.040%, 1/23/2018	122,960

	Total Dominican Republic	122,960

Ecuador (0.1%)
	Republic of Ecuador International Bond
220,000	10.000%, 8/15/2030[f]	66,550

	Total Ecuador	66,550

Indonesia (0.2%)
	Republic of Indonesia Government International Bond
200,000	6.625%, 2/17/2037	122,083

	Total Indonesia	122,083

Ireland (0.2%)
	VIP Finance Ireland, Ltd.
100,000	9.125%, 4/30/2018[e]	63,000
140,000	9.125%, 4/30/2018	88,977

	Total Ireland	151,977

Israel (0.3%)
	Israel Electric Corporation, Ltd.
200,000	9.375%, 1/28/2020[c]	214,042

	Total Israel	214,042

Kazakhstan (0.1%)
	KazMunaiGaz Finance Sub BV
100,000	8.375%, 7/2/2013[e]	81,000

	Total Kazakhstan	81,000

Principal Amount	Long-Term Fixed Income (9.6%)	Value[a]
Lebanon (0.2%)
	Lebanon Government International Bond
$207,000	4.000%, 12/31/2017	$163,530

	Total Lebanon	163,530

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

Partner Worldwide Allocation Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Malaysia (0.2%)
	Malaysia Government International Bond
180,000	7.500%, 7/15/2011	194,962

	Total Malaysia	194,962

Mexico (1.4%)
	Mexican Bonos
5,600,000	10.000%, 12/5/2024[g]	462,113
	Mexico Government International Bond
190,000	7.500%, 4/8/2033	195,700
30,000	6.750%, 9/27/2034	28,275
	Petroleos Mexicanos
500,000	8.000%, 5/3/2019[h]	499,825

	Total Mexico	1,185,913

Netherlands (0.7%)
	Kazkommerts International BV
180,000	8.000%, 11/3/2015	78,628
	Majapahit Holding BV
700,000	7.750%, 10/17/2016	440,370
	TuranAlem Finance BV
150,000	8.000%, 3/24/2014	57,228

	Total Netherlands	576,226

Panama (0.2%)
	Panama Government International Bond
170,000	6.700%, 1/26/2036	153,850

	Total Panama	153,850

Peru (0.2%)
	Peru Government International Bond
150,000	6.550%, 3/14/2037	133,500

	Total Peru	133,500

Philippines (0.9%)
	Republic of the Philippines Government International Bond
100,000	8.375%, 6/17/2019	103,500
410,000	10.625%, 3/16/2025	497,125
100,000	9.500%, 2/2/2030	112,250

	Total Philippines	712,875

Russia (1.0%)
	Russian Federation International Bond
960,400	7.500%, 3/31/2030	888,264

	Total Russia	888,264

Principal Amount	Long-Term Fixed Income (9.6%)	Value[a]
South Africa (0.1%)
	Republic of South Africa International Bond
$90,000	5.875%, 5/30/2022	$78,300

	Total South Africa	78,300

South Korea (0.1%)
	Export-Import Bank of Korea
110,000	8.125%, 1/21/2014	110,941

	Total South Korea	110,941

Trinidad & Tobago (0.1%)
	National Gas Company of Trinidad & Tobago, Ltd.
170,000	6.050%, 1/15/2036[e]	116,100

	Total Trinidad & Tobago	116,100

Turkey (0.6%)
	Republic of Turkey International Bond
360,000	6.750%, 4/3/2018	333,000
60,000	7.000%, 3/11/2019	56,826

120,000	7.250%, 3/5/2038	101,700

	Total Turkey	491,526

Ukraine (0.3%)
	Ukraine Government International Bond
300,000	7.650%, 6/11/2013	150,000
200,000	6.580%, 11/21/2016	87,059

	Total Ukraine	237,059

Uruguay (0.3%)
	Uruguay Government International Bond
300,000	7.625%, 3/21/2036	246,750

	Total Uruguay	246,750

Venezuela (0.5%)
	Petroleos de Venezuela SA
30,000	5.250%, 4/12/2017	11,550
240,000	5.375%, 4/12/2027	76,800
280,000	5.500%, 4/12/2037	91,000
	Venezuela Government International Bond
170,000	10.750%, 9/19/2013	114,750
250,000	6.000%, 12/9/2020	96,250
20,000	9.250%, 5/7/2028	9,140
50,000	9.375%, 1/13/2034	23,500

	Total Venezuela	422,990

	Total Long-Term Fixed Income (cost $9,092,512)	7,835,608

Shares	Preferred Stock (0.7%)	Value[a]
South Korea (0.7%)
2,500	Samsung Electronics Company, Ltd.	$544,272

	Total South Korea	544,272

	Total Preferred Stock (cost $895,254)	544,272

Shares or Principal Amount	Short-Term Investments (9.1%)[i]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.250%, 5/14/2009[j]	99,928
	Federal National Mortgage Association Discount Notes
400,000	0.380%, 5/14/2009[j]	399,568
6,884,794	Thrivent Money Market Fund	6,884,794

	Total Short-Term Investments (at amortized cost)	7,384,290

	Total Investments (cost $109,759,505) 100.1%	$81,433,355

	Other Assets and Liabilities, Net (0.1%)	(76,924)

	Total Net Assets 100.0%	$81,356,431

a	Security is fair valued as discussed in the Notes to Schedule of Investments.
b	Non-income producing security.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 30, 2009, the value of these investments was $479,336 or 0.6% of total net assets.
d	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

Partner Worldwide Allocation Fund

Schedule of Investments as of January 30, 2009

(unaudited)

e	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Worldwide Allocation Fund owned as of January 30, 2009.

Security	Acquisition Date	Cost
Independencia International, Ltd.	5/8/2008	$69,138
KazMunaiGaz Finance Sub BV	6/24/2008	99,499
National Gas Company of Trinidad & Tobago, Ltd.	6/6/2008	158,142
VIP Finance Ireland, Ltd.	5/2/2008	101,040

f	Defaulted security.
g	Principal amount is displayed in Mexican Pesos.
h	Denotes investments purchased on a when-issued or delayed delivery basis.
i	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
j	At January 30, 2009, $499,496 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR -	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$670,020
Gross unrealized depreciation	(28,996,170)

Net unrealized appreciation (depreciation)	($28,326,150)

Cost for federal income tax purposes	$109,759,505

The following table is a summary of the inputs used, as of January 30, 2009, in valuing the Partner Worldwide Allocation Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Level	Investments in Securities	Other Financial Instruments*
Level 1	$13,277,570	($165,717)
Level 2	68,155,785	–
Level 3	–	–

Totals (Level 1,2,3)	$81,433,355	($165,717)

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

Partner Worldwide Allocation Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Futures	Number of Contracts Long/ (Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
E-Mini MSCI EAFE Index Futures	42	March 2009	$2,508,806	$2,320,500	($188,306)
Total Futures					($188,306)

Foreign Currency Forward Contracts	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)

Purchases
British Pound	38,893	2/2/2009 - 2/4/2009	$56,500	$56,366	($134)
Chinese Renminbi Yuan	1,064,000	2/3/2009	154,558	155,602	1,044
Chinese Renminbi Yuan	532,000	4/30/2009	76,934	76,990	56
Euro	111,658	2/2/2009 - 2/4/2009	145,805	142,969	(2,836)
Hong Kong Dollar	410,871	2/2/2009 - 2/4/2009	52,988	52,986	(2)
Japanese Yen	3,103,361	2/2/2009 - 2/4/2009	34,562	34,546	(16)
Total Foreign Currency
Forward Contracts Purchases			$521,347	$519,459	($1,888)

Sales
Australian Dollar	22,714	2/2/2009 - 2/4/2009	$14,522	$14,434	$88
Chinese Renminbi Yuan	1,064,000	2/3/2009	155,545	155,602	(57)
Euro	131,065	2/2/2009 - 2/4/2009	170,740	167,820	2,920
Japanese Yen	5,978,996	2/2/2009 - 2/4/2009	66,340	66,555	(215)
Mexican Peso	6,190,561	2/13/2009	451,454	429,713	21,741
Total Foreign Currency
Forward Contracts Sales			$858,601	$834,124	$24,477

Net Unrealized Gain/(Loss) on Foreign Currency Forward
Contracts					$22,589

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held at January 30, 2009	Value January 30, 2009	Income Earned November 1, 2008 - January 30, 2009
Money Market	$5,901,139	$12,357,752	$11,374,097	6,884,794	$6,884,794	$29,915
Total Value and Income Earned	5,901,139				6,884,794	29,915

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

Partner International Stock Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Shares	Common Stock (95.3%)	Value[a]
Australia (3.1%)
511,727	Asciano Group	$351,199
164,797	BHP Billiton, Ltd.	3,055,916
62,185	CSL, Ltd.	1,466,373
55,811	Newcrest Mining, Ltd.	1,081,882
163,589	OneSteel, Ltd.	246,298
124,752	Origin Energy, Ltd.	1,099,281
67,116	QBE Insurance Group, Ltd.	1,009,299
80,545	Sonic Healthcare, Ltd.	705,258
45,236	Westpac Banking Corporation	443,605
79,007	Woolworths, Ltd.	1,375,163

	Total Australia	10,834,274

Austria (0.3%)
16,210	OMV AG	461,946
18,716	Verbund - Oesterreichische Elektrizitaetswirtschaft s-AG	715,593

	Total Austria	1,177,539

Belgium (0.4%)
3,447	Colruyt SA	762,651
6,648	Group Bruxelles Lambert SA	487,974

	Total Belgium	1,250,625

Brazil (0.8%)
87,600	Companhia Vale do Rio Doce ADR	1,236,036
114,900	Empresa Brasileira de Aeronautica SA ADR	1,731,543

	Total Brazil	2,967,579

Canada (3.3%)
47,900	Alimentation Couche-Tard, Inc.	554,660
29,300	Canadian National Railway Company	1,026,683
81,678	CGI Group, Inc.[b]	661,390
37,061	Enbridge, Inc.	1,216,125
54,800	EnCana Corporation	2,438,585
1,400	Fairfax Financial Holdings, Ltd.	455,402
80,507	Groupe Aeroplan, Inc.	586,914
15,600	Metro, Inc.	498,671
16,700	Potash Corporation of Saskatchewan, Inc.	1,256,279
23,900	Shoppers Drug Mart Corporation	884,240
72,800	Sino-Forest Corporation[b]	546,163
12,700	Toronto-Dominion Bank	412,183
77,300	Viterra, Inc.[b]	583,075
76,588	Yellow Pages Income Fund	399,709

	Total Canada	11,520,079

Cayman Islands (0.1%)
70,287	Subsea 7, Inc.[b]	365,938

	Total Cayman Islands	365,938

Denmark (0.9%)
36,344	Novo Nordisk AS	1,936,178
6,474	Novozymes AS	514,618
16,227	Vestas Wind Systems[b]	781,495

	Total Denmark	3,232,291

Finland (0.6%)
40,346	Fortum Oyj	787,129

Shares	Common Stock (95.3%)	Value[a]
Finland (0.6%) - continued
106,701	Nokia Oyj	$1,307,791

	Total Finland	2,094,920

France (6.8%)
19,532	Alstom	938,411
191,900	Axa SA	3,022,216
89,600	Cap Gemini SA	3,078,981
42,600	Compagnie de Saint-Gobain	1,439,105
10,996	Eurazeo	371,603

25,259	Eutelsat Communications	538,971
10,331	GDF Suez	395,259
9,069	Hermes International	912,408
53,100	Schneider Electric SA	3,360,361
21,529	Societe Generale	900,191
23,633	Teleperformance	645,816
39,856	Total SA	1,986,217
24,928	UBISOFT Entertainment SAb	350,965
236,541	Vivendi Universal SA	6,093,489

	Total France	24,033,993

Germany (4.6%)
42,300	Adidas AG	1,463,629
21,974	Bayer AG	1,166,467
73,400	Bayerische Motoren Werke AG	1,740,717
115,200	Deutsche Post AG-REG	1,437,448
14,531	Fresenius SE	803,490
39,936	GEA Group AG	459,857
15,525	MTU Aero Engines Holding AG	433,784
17,451	RWE AG	1,355,911
60,250	SAP AG	2,116,881
85,307	Siemens AG	4,803,844
4,965	Wacker Chemie AG	353,832

	Total Germany	16,135,860

Greece (0.7%)
71,023	Alpha Bank AE	593,593
36,991	Greek Organization of Football Prognostics SA	1,076,187
92,876	Marfin Investment Group SAb	342,511
28,917	Public Power Corporation SA	484,047

	Total Greece	2,496,338

Hong Kong (0.7%)
329,000	BOC Hong Kong (Holdings), Ltd.	335,619
52,400	Hang Seng Bank, Ltd.	630,905
202,000	Hutchison Whampoa, Ltd.	1,027,826
645,600	New World Development Company, Ltd.	611,956

	Total Hong Kong	2,606,306

Italy (3.9%)
144,725	Enel SPA	811,794
218,000	Eni SPA	4,610,993
349,440	Finmeccanica SPA	5,466,119
73,115	Istituto Finanziario Industriale SPA[b]	420,322
27,905	Lottomatica SPA	514,810
30,800	Saipem SPA	469,292
207,032	Terna-Rete Elettrica Nationale SPA	628,969
544,900	Unicredit SPA	958,773

	Total Italy	13,881,072

Shares	Common Stock (95.3%)	Value[a]
Japan (21.8%)
19,300	Astellas Pharmaceutical, Inc.	$730,744
63,000	Bank of Kyoto, Ltd.	663,005
160,500	Bridgestone Corporation	2,040,259
17,600	Canon, Inc.	480,233
592	CyberAgent, Inc.	336,993
63,000	Daihatsu Motor Company, Ltd.	531,158
133,000	Daiichi Sankyo Company, Ltd.	2,986,361
102,900	Daito Trust Construction Company, Ltd.	4,428,823
25,000	East Japan Railway Company	1,695,216
18,600	FamilyMart Company, Ltd.	679,344
8,967	Fast Retailing Company, Ltd.	1,130,787
179,000	Godo Steel, Ltd.	515,015
17,000	Hisamitsu Pharmaceutical Company, Inc.	631,084
52,000	Hitachi Metals, Ltd.	267,938
351,000	Hitachi, Ltd.	1,070,640

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

Partner International Stock Fund

Schedule of Investments as of January 30, 2009

(unaudited)

24,100	Honda Motor Company, Ltd.	553,864
47,500	Hosiden Corporation	554,888
154,000	ITOCHU Corporation	748,623
432	Japan Tobacco, Inc.	1,242,086
49,000	Kao Corporation	1,190,086
202	KDDI Corporation	1,261,255
25,200	KONAMI Corporation	504,187
24,600	Kurita Water Industries, Ltd.	555,772
17,000	Lawson, Inc.	840,111
149,000	Maeda Corporation	511,534
258,000	Marubeni Corporation	918,221
102,000	Mitsubishi Estate Company, Ltd.	1,337,568
46,000	Mitsubishi Logistics Corporation	467,220
647,600	Mitsubishi UFJ Financial Group, Inc.	3,592,445
88,000	Mitsui & Company, Ltd.	918,302
98,000	Mitsui Fudosan Company, Ltd.	1,263,864
168,955	Mitsui Sumitomo Insurance Group Holdings, Inc.	4,379,301
6,200	Nintendo Company, Ltd.	1,922,093
80,000	Nippon Yusen Kabushiki Kaisha	374,835
135,000	Oji Paper Company, Ltd.	640,789
1,715	Rakuten, Inc.[b]	1,011,065
159,000	Sanyo Special Steel Company, Ltd.	414,809
52,600	Seven & I Holdings Company, Ltd.	1,402,677
175	Seven Bank, Ltd.	530,502
18,900	Shimano, Inc.	646,181
113,900	Shin-Etsu Chemical Company, Ltd.	5,329,153
293,000	Shinsei Bank, Ltd.	374,276
69,200	Softbank Corporation	1,069,742
18,900	Square ENIX Holdings Company, Ltd.	507,430
595,800	Sumitomo Corporation	5,391,680
757,000	Sumitomo Trust and Banking Company, Ltd.	3,711,907
63,000	Suruga Bank, Ltd.	554,501
14,600	T&D Holdings, Inc.	471,915
80,100	Takeda Pharmaceutical Company, Ltd.	3,753,351
55,100	Tokio Marine Holdings, Inc.	1,459,431
64,800	Tokyo Electric Power Company, Inc.	2,026,491
40,349	Toyo Seikan Kaisha, Ltd.	598,081
18,000	Toyo Suisan Kaisha, Ltd.	474,604

Shares	Common Stock (95.3%)	Value[a]
Japan (21.8%) - continued
230,000	Toyo Tire & Rubber Company, Ltd.	$335,201
107,600	Toyota Motor Corporation	3,461,294
180	West Japan Railway Company	732,096
104,000	Yokohama Rubber Company, Ltd.	365,377

	Total Japan	76,586,408

Netherlands (2.8%)
15,734	Furgo NV	425,152
20,412	Gemalto NVb	498,264
203,300	ING Groep NV	1,677,837
130,532	Koninklijke (Royal) Ahold NV	1,565,165
145,109	Koninklijke (Royal) KPN NV	1,931,492
14,642	Koninklijke Boskalis Westminster NV	295,365
20,135	Koninklijke DSM NV	482,492
12,067	Koninklijke Vopak NV	452,072
100,547	Reed Elsevier NV	1,112,750
58,260	Unilever NV	1,284,249

	Total Netherlands	9,724,838

Norway (2.1%)
598,400	Norsk Hydro ASA	2,132,678
65,350	Seadrill, Ltd.	541,573
240,449	StatoilHydro ASA	4,142,819

42,600	Tandberg ASA	526,578

	Total Norway	7,343,648

Portugal (0.2%)
114,389	Jeronimo Martins SGPS SA	580,806

	Total Portugal	580,806

Singapore (1.8%)
86,500	Keppel Corporation, Ltd.	227,750
358,600	Singapore Airlines, Ltd.	2,620,778
1,957,690	Singapore Telecommunications, Ltd.	3,398,076

	Total Singapore	6,246,604

South Korea (0.8%)
7,981	Samsung Electronics Company, Ltd.	2,774,993

	Total South Korea	2,774,993

Spain (4.7%)
215,200	Banco Bilbao Vizcaya Argentaria SA	2,006,733
28,462	Grifols SA	498,759
19,656	Grupo Ferrovial SA	521,277
548,083	Iberdrola SA	4,243,889
163,681	Mapfre SA	461,283
501,141	Telefonica SA	8,884,697

	Total Spain	16,616,638

Sweden (1.7%)
50,254	Elekta AB	569,033
48,386	Investor AB	560,697
24,575	Modern Times Group AB	418,326
53,113	Nordea Bank AB	280,831
308,300	Sandvik AB	1,573,090
67,106	SSAB Svenskt Stal AB	440,861

Shares	Common Stock (95.3%)	Value[a]
Sweden (1.7%) - continued
256,540	Telefonaktiebolaget LM Ericsson	$2,018,619

	Total Sweden	5,861,457

Switzerland (10.6%)
23,236	Actelion, Ltd.[b]	1,260,942
89,600	Adecco SA	3,007,961
5,950	Givaudan SA	4,030,155
317,785	Nestle SA	10,982,418
242,857	Novartis AG	9,979,101
6,655	Pargesa Holding SA	427,520
23,941	Roche Holding AG	3,360,950
94,000	Swiss Reinsurance Company	2,493,905
35,468	Temenos Group AGb	310,375
60,882	UBS AGb	763,479
4,651	Zurich Financial Services AG	838,630

	Total Switzerland	37,455,436

Taiwan (1.1%)
502,400	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	3,788,096

	Total Taiwan	3,788,096

United Kingdom (20.9%)
94,620	Aggreko plc	532,615
64,855	Amlin plc	359,334
60,739	Anglo American plc	1,092,659
103,800	AstraZeneca plc	4,000,076
39,272	Autonomy Corporation plc[b]	617,583
48,314	Aveva Group plc	417,356
93,967	Babcock International Group plc	685,128
281,306	BAE Systems plc	1,632,799
103,426	Balfour Beatty plc	552,130
191,544	BG Group plc	2,626,318
106,515	BHP Billiton plc	1,780,530
765,191	BP Amoco plc	5,419,326
100,407	British American Tobacco plc	2,753,276
451,000	British Sky Broadcasting Group plc	3,225,761

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

Partner International Stock Fund

Schedule of Investments as of January 30, 2009

(unaudited)

335,626	Cable & Wireless plc	760,266
18,641	Chemring Group plc	619,154
247,533	Cobham plc	763,621
148,241	Compass Group plc	733,621
26,022	Diageo plc	349,166
89,187	FirstGroup plc	350,531
191,140	GAME GROUP plc	395,078
455,149	GlaxoSmithKline plc	8,027,839
242,676	Group 4 Securicor plc	670,067
213,070	HMV Group plc	423,701
101,243	IG Group Holdings plc	424,120
71,971	Imperial Tobacco Group plc	1,968,115
96,147	Inmarsat plc	569,079
223,620	International Power plc	877,076
41,746	Intertek Group plc	513,694
173,442	John Wood Group plc	485,914
1,324,800	Kingfisher plc	2,651,520
441,900	Pearson plc	4,219,185
64,276	Petrofac, Ltd.	386,914
41,140	Reckitt Benckiser Group plc	1,584,492
21,149	Rio Tinto plc	454,513
31,662	Rotork plc	315,243
53,469	Royal Dutch Shell plc, Class A	1,332,750
54,801	Royal Dutch Shell plc, Class B	1,301,015

Shares	Common Stock (95.3%)	Value[a]
United Kingdom (20.9%) - continued
56,234	Smiths Group plc	$694,775
236,839	Stagecoach Group plc	414,640
44,602	Standard Chartered plc	563,608
199,226	Tesco plc	1,029,652
122,384	Tullett Prebon plc	269,280
280,601	Unilever plc	6,155,736
2,660,787	Vodafone Group plc	4,942,122
509,300	WPP plc	2,865,218
80,468	Xstrata plc	657,459

	Total United Kingdom	73,464,055

United States (0.6%)
30,881	iShares MSCI EAFE Index Fund	1,195,094
9,017	Synthes, Inc.	1,086,071

	Total United States	2,281,165

	Total Common Stock (cost $466,959,792)	335,320,958

Shares	Short-Term Investments (4.8%)	Value
16,791,005	Thrivent Money Market Fund	16,791,005

	Total Short-Term Investments (at amortized cost)	16,791,005

	Total Investments (cost $483,750,797) 100.1%	$352,111,963

	Other Assets and Liabilities, Net (0.1%)	(180,933)

	Total Net Assets 100.0%	$351,931,030

a	Security is fair valued as discussed in the Notes to Schedule of Investments.
b	Non-income producing security.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$6,017,460
Gross unrealized depreciation	(137,656,294)

Net unrealized appreciation (depreciation)	($131,638,834)

Cost for federal income tax purposes	$483,750,797

The following table is a summary of the inputs used, as of January 30, 2009, in valuing the Partner International Stock Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Level	Investments in Securities	Other Financial Instruments*
Level 1	$41,065,697	$7,444
Level 2	311,046,266	–
Level 3	–	–

Totals (Level 1,2,3)	$352,111,963	$7,444

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

Partner International Stock Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Foreign Currency Forward Contracts	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
British Pound	294,182	2/2/2009 - 2/4/2009	$427,359	$426,351	($1,008)
Euro	368,549	2/2/2009 - 2/4/2009	473,106	471,894	(1,212)
Hong Kong Dollar	899,334	2/2/2009 - 2/4/2009	115,983	115,979	(4)
Total Foreign Currency Forward Contracts Purchases			$1,016,448	$1,014,224	($2,224)

Sales
Euro	412,264	2/2/2009 - 2/4/2009	$537,536	$527,868	$9,668
Total Foreign Currency Forward Contracts Sales			$537,536	$527,868	$9,668

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts					$7,444

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner International Stock Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held at January 30, 2009	Value January 30, 2009	Income Earned November 1, 2008 - January 30, 2009
Money Market	$14,145,405	$20,959,417	$18,313,817	16,791,005	$16,791,005	$69,365
Thrivent Financial Securities Lending Trust	630,480	1,480	631,960	–	–	1,416
Total Value and Income Earned	14,775,885				16,791,005	70,781

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

Large Cap Growth Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Shares	Common Stock (96.1%)	Value
Consumer Discretionary (13.4%)
67,400	Amazon.com, Inc.[a,b]	$3,964,468
70,350	Best Buy Company, Inc.	1,971,207
149,200	Comcast Corporation	2,185,780
64,800	Discovery Communications, Inc.[a]	939,600
71,100	Guess?, Inc.	1,143,999
66,900	Kohl’s Corporation[a]	2,455,899
172,100	Lowe’s Companies, Inc.	3,144,267
120,700	McDonald’s Corporation	7,003,014
21,000	McGraw-Hill Companies, Inc.	461,790
98,200	Regal Entertainment Group	985,928
152,600	SPDR S&P Homebuilders ETF[c]	1,565,676
129,200	Starwood Hotels & Resorts Worldwide, Inc.	1,953,504
118,850	Target Corporation	3,708,120
60,200	WMS Industries, Inc.[a]	1,337,644
33,400	Wynn Resorts, Ltd.[a,c]	1,004,672
45,200	Yum! Brands, Inc.	1,293,624

	Total Consumer Discretionary	35,119,192

Consumer Staples (5.4%)
43,800	Avon Products, Inc.	895,710
48,400	Coca-Cola Company	2,067,648
52,300	Colgate-Palmolive Company	3,401,592
93,450	CVS/Caremark Corporation	2,511,936
46,700	General Mills, Inc.	2,762,305
68,100	Philip Morris International, Inc.	2,529,915

	Total Consumer Staples	14,169,106

Energy (8.4%)
20,500	EOG Resources, Inc.	1,389,285
187,300	Halliburton Company	3,230,925
78,350	Hess Corporation	4,357,044
34,500	Petrohawk Energy Corporation[a]	679,995
86,800	Petroleo Brasileiro SA ADR	2,274,160
37,850	Schlumberger, Ltd.	1,544,659
53,528	Transocean, Ltd.[a]	2,923,699
47,500	Ultra Petroleum Corporation[a]	1,701,925
100,950	XTO Energy, Inc.	3,744,235

	Total Energy	21,845,927

Financials (6.9%)
116,200	Bank of America Corporation	764,596
7,250	BlackRock, Inc.[c]	788,800
22,850	Franklin Resources, Inc.	1,106,397
34,450	Goldman Sachs Group, Inc.	2,781,148
28,000	IntercontinentalExchange, Inc.[a]	1,594,040
86,100	J.P. Morgan Chase & Company	2,196,411
81,599	Marsh & McLennan Companies, Inc.	1,577,309
29,800	MetLife, Inc.	856,154
69,200	Nasdaq OMX Group, Inc.[a]	1,509,944
27,000	State Street Corporation	628,290
131,950	TD Ameritrade Holding Corporation[a]	1,483,118
143,500	Wells Fargo & Company[b]	2,712,150

	Total Financials	17,998,357

Health Care (18.9%)
101,600	Abbott Laboratories	5,632,704
44,896	Aetna, Inc.	1,391,776
18,250	Allergan, Inc.	695,690
35,650	Amgen, Inc.[a]	1,955,402

Shares	Common Stock (96.1%)	Value
Health Care (18.9%) - continued
97,500	Baxter International, Inc.	$5,718,375
48,450	Celgene Corporation[a]	2,565,427
62,700	Express Scripts, Inc.[a]	3,370,752
45,200	Genentech, Inc.[a]	3,672,048
14,000	Genzyme Corporation[a]	964,880

198,100	Gilead Sciences, Inc.[a]	10,057,538
28,950	Medtronic, Inc.	969,536
49,571	St. Jude Medical, Inc.[a]	1,802,897
38,850	Stryker Corporation	1,641,024
83,350	Teva Pharmaceutical Industries, Ltd. ADR[c]	3,454,858
95,444	Thermo Fisher Scientific, Inc.[a]	3,429,303
49,850	Wyeth	2,142,054

	Total Health Care	49,464,264

Industrials (8.4%)
129,200	BE Aerospace, Inc.[a]	1,249,364
48,150	Boeing Company	2,037,227
20,500	CSX Corporation	593,680
54,950	Danaher Corporation	3,073,354
55,100	Deere & Company	1,914,174
331,851	Delta Air Lines, Inc.[a]	2,289,772
58,300	Emerson Electric Company	1,906,410
13,700	FedEx Corporation	697,878
6,350	First Solar, Inc.[a]	906,780
17,300	Fluor Corporation	672,970
24,950	Foster Wheeler, Ltd.[a]	498,252
65,950	Honeywell International, Inc.	2,163,819
40,500	Raytheon Company	2,050,110
45,050	Union Pacific Corporation	1,972,739

	Total Industrials	22,026,529

Information Technology (27.2%)
130,300	Activision Blizzard, Inc.[a]	1,141,428
272,000	ADC Telecommunications, Inc.[a,c]	1,379,040
81,400	Apple, Inc.[a]	7,336,582
63,450	Broadcom Corporation[a]	1,005,683
174,550	CIENA Corporation[a,c]	1,089,192
330,300	Cisco Systems, Inc.[a]	4,944,591
51,600	Corning, Inc.	521,676
49,950	Dell, Inc.[a]	474,525
192,480	EMC Corporation[a]	2,124,979
45,300	FormFactor, Inc.[a]	704,868
28,000	Google, Inc.[a]	9,478,840
72,900	Hewlett-Packard Company	2,533,275
137,550	Intel Corporation	1,774,395
50,050	International Business Machines Corporation	4,587,082
370,150	Marvell Technology Group, Ltd.[a]	2,698,393
19,450	MasterCard, Inc.[b,c]	2,640,921
52,800	Microchip Technology, Inc.	1,001,616
228,394	Micron Technology, Inc.[a,c]	849,626
400,350	Microsoft Corporation	6,845,985
17,668	Nice Systems, Ltd. ADR[a]	339,049
214,645	Oracle Corporation[a]	3,612,475
209,942	QUALCOMM, Inc.	7,253,496
38,850	Research in Motion, Ltd.[a]	2,152,290
55,800	SanDisk Corporation[a]	637,794
30,300	SAP AG ADR[c]	1,072,014
80,000	Symantec Corporation[a]	1,226,400
31,900	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	240,526

Shares	Common Stock (96.1%)	Value
Information Technology (27.2%) - continued
26,050	Visa, Inc.	$1,285,568

	Total Information Technology	70,952,309

Materials (5.9%)
68,650	Freeport-McMoRan Copper & Gold, Inc.	1,725,861
88,200	Monsanto Company	6,708,492
31,500	Potash Corporation of Saskatchewan, Inc.	2,358,090
45,700	Praxair, Inc.	2,845,282
154,500	Steel Dynamics, Inc.	1,640,790

	Total Materials	15,278,515

Telecommunications Services (1.6%)
48,800	America Movil SA de CV ADR	1,391,288

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

Large Cap Growth Fund

Schedule of Investments as of January 30, 2009

(unaudited)

92,900	American Tower Corporation[a]	2,818,586

	Total Telecommunications Services	4,209,874

	Total Common Stock (cost $330,524,343)	251,064,073

Shares	Collateral Held for Securities Loaned (3.6%)	Value
9,405,266	Thrivent Financial Securities Lending Trust	9,405,266

	Total Collateral Held for Securities Loaned (cost $9,405,266)	9,405,266

Shares or Principal Amount	Short-Term Investments (4.6%)[d]	Value
	Park Avenue Receivables Corporation
6,110,000	0.250%, 2/2/2009[e]	6,109,915
5,845,073	Thrivent Money Market Fund	5,845,073

	Total Short-Term Investments (at amortized cost)	11,954,988

	Total Investments (cost $351,884,597) 104.3%	$272,424,327

	Other Assets and Liabilities, Net (4.3%)	(11,135,858)

	Total Net Assets 100.0%	$261,288,469

a	Non-income producing security.
b	All or a portion of the security was earmarked to cover options.
c	All or a portion of the security is on loan.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
e	All or a portion of the security is insured or guaranteed.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$3,567,039
Gross unrealized depreciation	(83,027,309)

Net unrealized appreciation (depreciation)	($79,460,270)

Cost for federal income tax purposes	$351,884,597

The following table is a summary of the inputs used, as of January 30, 2009, in valuing the Large Cap Growth Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Level	Investments in Securities	Other Financial Instruments*
Level 1	$266,314,412	($151,764)
Level 2	6,109,915	–
Level 3	–	–

Totals (Level 1,2,3)	$272,424,327	($151,764)

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

Large Cap Growth Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
Amazon.com, Inc.	208	$50.00	February 2009	($200,720)	($124,395)
Mastercard, Inc.	44	130.00	February 2009	(56,320)	(16,192)
Wells Fargo & Company	49	22.00	February 2009	(4,165)	(2,251)
Wells Fargo & Company	79	17 .50	February 2009	(20,540)	(8,926)
Total Call Options Written				($281,745)	($151,764)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held at January 30, 2009	Value January 30, 2009	Income Earned November 1, 2008 - January 30, 2009
Money Market	$2,435,558	$35,029,462	$31,619,947	5,845,073	$5,845,073	$29,562
Thrivent Financial Securities Lending Trust	17,017,857	23,857,026	31,469,617	9,405,266	9,405,266	47,590
Total Value and Income Earned	19,453,415				15,250,339	77,152

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

Large Cap Value Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Shares	Common Stock (98.4%)	Value
Consumer Discretionary (11.3%)
184,600	BorgWarner, Inc.	$3,116,048
320,150	Comcast Corporation	4,690,197
89,250	Discovery Communications, Inc.[a]	1,294,125
215,800	Home Depot, Inc.	4,646,174
76,200	McDonald’s Corporation	4,421,124
90,250	McGraw-Hill Companies, Inc.	1,984,598
161,050	Nordstrom, Inc.[b]	2,043,725
108,100	Omnicom Group, Inc.	2,798,709
78,400	SPDR S&P Homebuilders ETF[b]	804,384
118,000	Staples, Inc.	1,880,920
226,000	Time Warner, Inc.	2,108,580
120,500	Toll Brothers, Inc.[a]	2,050,910
87,650	Viacom, Inc.[a]	1,292,837
129,000	Walt Disney Company	2,667,720
119,300	Whirlpool Corporation	3,988,199
352,900	Williams-Sonoma, Inc.	2,794,968
83,196	Winnebago Industries, Inc.[b]	460,074

	Total Consumer Discretionary	43,043,292

Consumer Staples (9.3%)
179,100	Altria Group, Inc.	2,962,314
79,700	Costco Wholesale Corporation	3,588,891
148,100	CVS/Caremark Corporation	3,980,928
57,150	General Mills, Inc.	3,380,423
75,300	Kimberly-Clark Corporation	3,875,691
210,100	Kraft Foods, Inc.	5,893,305
179,100	Philip Morris International, Inc.	6,653,565
83,000	Procter & Gamble Company	4,523,500
66,600	Tyson Foods, Inc.	589,410

	Total Consumer Staples	35,448,027

Energy (14.9%)
25,500	Apache Corporation	1,912,500
139,714	Chevron Corporation	9,852,631
158,312	ConocoPhillips	7,524,569
31,850	Devon Energy Corporation	1,961,960
43,200	EOG Resources, Inc.	2,927,664
171,700	Exxon Mobil Corporation	13,131,616
121,200	Halliburton Company	2,090,700
479,000	Nabors Industries, Ltd.[a]	5,245,050
73,200	Occidental Petroleum Corporation	3,993,060
42,600	Royal Dutch Shell plc ADR[b]	2,097,198
41,100	Total SA ADR	2,045,958
37,500	Valero Energy Corporation	904,500
78,350	XTO Energy, Inc.	2,906,002

	Total Energy	56,593,408

Financials (19.8%)
96,500	ACE, Ltd.	4,213,190
91,600	Ameriprise Financial, Inc.	1,845,740
345,157	Bank of America Corporation	2,271,133
144,100	Capital One Financial Corporation	2,282,544
86,700	Chubb Corporation	3,691,686
425,932	Citigroup, Inc.	1,512,059
17,300	Everest Re Group, Ltd.	1,089,900
127,300	Fidelity National Financial, Inc.	1,861,126
55,100	Goldman Sachs Group, Inc.	4,448,223
21,680	Hartford Financial Services Group, Inc.	285,309
252,700	Hudson City Bancorp, Inc.	2,931,320

Shares	Common Stock (98.4%)	Value
Financials (19.8%) - continued
449,400	J.P. Morgan Chase & Company	$11,464,194
261,300	KeyCorp	1,902,264
69,350	MetLife, Inc.	1,992,426
96,900	Morgan Stanley	1,960,287
245,550	PHH Corporation[a]	2,713,327

61,900	Principal Financial Group, Inc.	1,026,921
116,000	S&P 500 Large Index Depository Receipts	9,608,280
110,150	State Street Corporation	2,563,190
355,000	Synovus Financial Corporation[b]	1,405,800
64,050	T. Rowe Price Group, Inc.	1,766,499
140,700	Travelers Companies, Inc.	5,436,648
218,600	Washington Federal, Inc.	2,684,408
236,692	Wells Fargo & Company	4,473,479

	Total Financials	75,429,953

Health Care (13.2%)
199,950	Abbott Laboratories	11,085,228
40,800	Aetna, Inc.	1,264,800
86,700	Baxter International, Inc.	5,084,955
144,000	Bristol-Myers Squibb Company	3,083,040
39,500	iShares Nasdaq Biotechnology Index Fund[b]	2,787,910
144,560	Johnson & Johnson	8,339,666
105,700	McKesson Corporation	4,671,940
76,000	Merck & Company, Inc.	2,169,800
334,700	Pfizer, Inc.	4,879,926
69,300	Sanofi-Aventis ADR	1,952,181
42,300	WellPoint, Inc.[a]	1,753,335
77,300	Wyeth	3,321,581

	Total Health Care	50,394,362

Industrials (9.3%)
109,000	AMR Corporation[a]	647,460
39,300	Caterpillar, Inc.	1,212,405
68,300	Eaton Corporation	3,006,566
68,500	FedEx Corporation	3,489,390
448,650	General Electric Company	5,442,125
115,550	Illinois Tool Works, Inc.	3,773,863
63,600	Lockheed Martin Corporation	5,217,744
210,550	Republic Services, Inc.	5,444,823
127,550	Tyco International, Ltd.	2,681,101
95,200	United Technologies Corporation	4,568,648

	Total Industrials	35,484,125

Information Technology (9.6%)
62,850	Accenture, Ltd.	1,983,546
163,400	Automatic Data Processing, Inc.	5,936,322
35,600	F5 Networks, Inc.[a]	789,252
140,350	International Business Machines Corporation	12,863,078
93,100	Lam Research Corporation[a]	1,881,551
86,550	Nokia Oyj ADR	1,061,968
123,250	Oracle Corporation[a]	2,074,298
526,500	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	3,969,810
767,250	Teradyne, Inc.[a]	3,690,472
163,800	Texas Instruments, Inc.	2,448,810

	Total Information Technology	36,699,107

Shares	Common Stock (98.4%)	Value
Materials (4.0%)
113,850	Alcoa, Inc.	$886,891
138,700	E.I. du Pont de Nemours and Company	3,184,552
231,700	MeadWestvaco Corporation	2,696,988
56,200	Praxair, Inc.	3,499,012
147,200	Rockwood Holdings, Inc.[a]	1,105,472
141,100	Sealed Air Corporation	1,911,905
69,100	Weyerhaeuser Company	1,889,194

	Total Materials	15,174,014

Telecommunications Services (4.8%)
409,898	AT&T, Inc.	10,091,689
179,600	TW Telecom, Inc.[a]	1,373,940

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

Large Cap Value Fund

Schedule of Investments as of January 30, 2009

(unaudited)

225,464	Verizon Communications, Inc.	6,734,609

	Total Telecommunications Services	18,200,238

Utilities (2.2%)
49,400	Entergy Corporation	3,772,184
88,200	FirstEnergy Corporation	4,409,118

	Total Utilities	8,181,302

	Total Common Stock (cost $502,736,106)	374,647,828

Shares	Collateral Held for Securities Loaned (2.6%)	Value
10,044,175	Thrivent Financial Securities Lending Trust	10,044,175

	Total Collateral Held for Securities Loaned (cost $10,044,175)	10,044,175

Shares	Short-Term Investments (1.7%)	Value
6,471,574	Thrivent Money Market Fund	6,471,574

	Total Short-Term Investments (at amortized cost)	6,471,574

	Total Investments (cost $519,251,855) 102.7%	$391,163,577

	Other Assets and Liabilities, Net (2.7%)	(10,427,548)

	Total Net Assets 100.0%	$380,736,029

a	Non-income producing security.
b	All or a portion of the security is on loan.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$20,688,389
Gross unrealized depreciation	(148,776,667)

Net unrealized appreciation (depreciation)	($128,088,278)

Cost for federal income tax purposes	$519,251,855

The following table is a summary of the inputs used, as of January 30, 2009, in valuing the Large Cap Value Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Level	Investments in Securities	Other Financial Instruments*
Level 1	$391,163,577	$–
Level 2	–	–
Level 3	–	–

Totals (Level 1,2,3)	$391,163,577	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

Large Cap Value Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held at January 30, 2009	Value January 30, 2009	Income Earned November 1, 2008 - January 30, 2009
Money Market	$2,912,238	$26,145,100	$22,585,764	6,471,574	$6,471,574	$29,185
Thrivent Financial Securities Lending Trust	13,448,200	32,499,693	35,903,718	10,044,175	10,044,175	36,795
Total Value and Income Earned	16,360,438				16,515,749	65,980

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

Large Cap Stock Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Shares	Common Stock (97.0%)	Value
Consumer Discretionary (11.5%)
215,950	Amazon.com, Inc.[a,b,c]	$12,702,179
224,300	Best Buy Company, Inc.	6,284,886
333,300	BorgWarner, Inc.	5,626,104
1,028,201	Comcast Corporation	15,063,145
157,800	Discovery Communications, Inc.[b]	2,288,100
200,000	Goodyear Tire & Rubber Company[b]	1,234,000
270,950	Guess?, Inc.	4,359,586
786,700	Home Depot, Inc.	16,937,651
570,550	Lowe’s Companies, Inc.	10,423,948
554,400	McDonald’s Corporation	32,166,288
216,600	McGraw-Hill Companies, Inc.	4,763,034
382,617	Nordstrom, Inc.[a]	4,855,410
200,100	Omnicom Group, Inc.	5,180,589
141,600	Pulte Homes, Inc.	1,437,240
141,600	SPDR S&P Homebuilders ETF	1,452,816
215,800	Staples, Inc.	3,439,852
388,500	Starwood Hotels & Resorts Worldwide, Inc.	5,874,120
406,300	Target Corporation	12,676,560
301,589	Time Warner, Inc.	2,813,825
220,700	Toll Brothers, Inc.[b]	3,756,314
155,150	Viacom, Inc.[b]	2,288,462
214,100	Whirlpool Corporation	7,157,363
614,150	Williams-Sonoma, Inc.[a]	4,864,068
146,300	Winnebago Industries, Inc.[a]	809,039
163,300	WMS Industries, Inc.[b]	3,628,526

	Total Consumer Discretionary	172,083,105

Consumer Staples (7.8%)
785,839	Altria Group, Inc.	12,997,777
129,500	Colgate-Palmolive Company	8,422,680
143,300	Costco Wholesale Corporation	6,452,799
274,300	CVS/Caremark Corporation	7,373,184
250,602	General Mills, Inc.	14,823,108
23,483	J.M. Smucker Company	1,060,257
137,800	Kimberly-Clark Corporation	7,092,566
487,904	Kraft Foods, Inc.	13,685,707
577,677	Philip Morris International, Inc.	21,460,701
319,530	Procter & Gamble Company	17,414,385
136,300	Sara Lee Corporation	1,367,089
116,400	Tyson Foods, Inc.	1,030,140
87,900	Wal-Mart Stores, Inc.	4,141,848

	Total Consumer Staples	117,322,241

Energy (14.5%)
45,166	Apache Corporation	3,387,450
729,671	ConocoPhillips	34,681,263
56,350	Devon Energy Corporation	3,471,160
163,800	EOG Resources, Inc.	11,100,726
833,794	Exxon Mobil Corporation	63,768,565
712,800	Halliburton Company	12,295,800
240,900	Hess Corporation	13,396,449
862,700	Nabors Industries, Ltd.[b]	9,446,565
134,500	Occidental Petroleum Corporation	7,336,975
342,650	Petroleo Brasileiro SA ADR	8,977,430
77,600	Royal Dutch Shell plc ADR[a]	3,820,248
96,800	Schlumberger, Ltd.	3,950,408
71,942	Total SA ADR	3,581,273
149,243	Transocean, Ltd.[b]	8,151,653
148,700	Ultra Petroleum Corporation[b]	5,327,921
67,600	Valero Energy Corporation	1,630,512

Shares	Common Stock (97.0%)	Value
Energy (14.5%) - continued
608,550	XTO Energy, Inc.	$22,571,119

	Total Energy	216,895,517

Financials (14.0%)
178,500	ACE, Ltd.	7,793,310
25,000	Allstate Corporation	541,750

85,854	American Express Company	1,436,337
304,070	Ameriprise Financial, Inc.	6,127,011
1,387,522	Bank of America Corporation	9,129,895
264,200	Capital One Financial Corporation	4,184,928
256,410	Chubb Corporation	10,917,938
835,177	Citigroup, Inc.	2,964,878
223,850	Fidelity National Financial, Inc.	3,272,687
106,000	Franklin Resources, Inc.	5,132,520
203,350	Goldman Sachs Group, Inc.	16,416,445
469,500	Hudson City Bancorp, Inc.	5,446,200
76,100	IntercontinentalExchange, Inc.[b]	4,332,373
1,077,054	J.P. Morgan Chase & Company	27,475,648
777,900	KeyCorp	5,663,112
161,283	Loews Corporation	3,935,305
217,600	Marsh & McLennan Companies, Inc.	4,206,208
140,300	Marshall & Ilsley Corporation[a]	801,113
121,350	MetLife, Inc.	3,486,386
222,700	Morgan Stanley	4,505,221
256,950	Nasdaq OMX Group, Inc.[b]	5,606,649
432,100	PHH Corporation[b]	4,774,705
114,573	Principal Financial Group, Inc.	1,900,766
133,481	Prudential Financial, Inc.	3,437,136
33,663	Reinsurance Group of America, Inc.	1,199,413
160,900	S&P 500 Large Index Depository Receipts	13,327,347
193,700	State Street Corporation	4,507,399
816,900	Synovus Financial Corporation[a]	3,234,924
111,250	T. Rowe Price Group, Inc.	3,068,275
402,700	TD Ameritrade Holding Corporation[b]	4,526,348
401,261	Travelers Companies, Inc.	15,504,725
395,100	Washington Federal, Inc.	4,851,828
836,895	Wells Fargo & Company[c]	15,817,315

	Total Financials	209,526,095

Health Care (15.1%)
906,868	Abbott Laboratories	50,276,762
147,639	Aetna, Inc.	4,576,809
334,043	Baxter International, Inc.	19,591,622
255,600	Bristol-Myers Squibb Company	5,472,396
214,250	Express Scripts, Inc.[b]	11,518,080
638,586	Gilead Sciences, Inc.[b]	32,421,011
71,700	iShares Nasdaq Biotechnology Index Fund[a]	5,060,586
767,714	Johnson & Johnson	44,289,421
395,217	McKesson Corporation	17,468,591
572,036	Pfizer, Inc.	8,340,285
123,167	Sanofi-Aventis ADR	3,469,614
178,272	St. Jude Medical, Inc.[b]	6,483,752
389,874	Thermo Fisher Scientific, Inc.[b]	14,008,173
86,833	WellPoint, Inc.[b]	3,599,228

	Total Health Care	226,576,330

Shares	Common Stock (97.0%)	Value
Industrials (8.5%)
195,900	AMR Corporation[b]	$1,163,646
153,700	Boeing Company	6,503,047
119,652	Caterpillar, Inc.	3,691,264
157,306	Danaher Corporation	8,798,125
155,100	Deere & Company	5,388,174
870,970	Delta Air Lines, Inc.[b]	6,009,693
126,400	Eaton Corporation	5,564,128
187,850	Emerson Electric Company	6,142,695
119,400	FedEx Corporation	6,082,236
17,350	First Solar, Inc.[b]	2,477,580
130,650	Foster Wheeler, Ltd.[b]	2,609,080
1,474,228	General Electric Company	17,882,386
155,750	Honeywell International, Inc.	5,110,157

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

Large Cap Stock Fund

Schedule of Investments as of January 30, 2009

(unaudited)

204,400	Illinois Tool Works, Inc.	6,675,704
116,929	Lockheed Martin Corporation	9,592,855
392,500	Republic Services, Inc.	10,150,050
230,900	Tyco International, Ltd.	4,853,518
105,796	Union Pacific Corporation	4,632,807
281,826	United Technologies Corporation	13,524,830

	Total Industrials	126,851,975

Information Technology (16.9%)
111,239	Accenture, Ltd.	3,510,703
377,700	Activision Blizzard, Inc.[b]	3,308,652
211,278	Apple, Inc.[b]	19,042,486
295,500	Automatic Data Processing, Inc.	10,735,515
490,600	CIENA Corporation[a,b]	3,061,344
854,055	Cisco Systems, Inc.[b]	12,785,203
121,600	Corning, Inc.	1,229,376
186,600	Dell, Inc.[b]	1,772,700
445,550	EMC Corporation[b]	4,918,872
65,000	F5 Networks, Inc.[b]	1,441,050
74,342	Google, Inc.[b]	25,166,997
491,043	Intel Corporation	6,334,455
591,980	International Business Machines Corporation	54,254,967
169,900	Lam Research Corporation[b]	3,433,679
963,100	Marvell Technology Group, Ltd.[b]	7,020,999
54,850	MasterCard, Inc.[a,c]	7,447,533
118,200	Microchip Technology, Inc.	2,242,254
883,150	Micron Technology, Inc.[a,b]	3,285,318
1,154,450	Microsoft Corporation	19,741,095
722,554	Oracle Corporation[b]	12,160,584
494,716	QUALCOMM, Inc.	17,092,438
87,900	Research in Motion, Ltd.[b]	4,869,660
132,150	SanDisk Corporation[b]	1,510,475
89,600	SAP AG ADR[a]	3,170,048
307,083	Symantec Corporation[b]	4,707,582
991,048	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	7,472,502
1,348,900	Teradyne, Inc.[b]	6,488,209
303,400	Texas Instruments, Inc.	4,535,830

	Total Information Technology	252,740,526

Materials (4.3%)
347,522	Alcoa, Inc.	2,707,196
249,451	E.I. du Pont de Nemours and Company	5,727,395
206,439	Freeport-McMoRan Copper & Gold, Inc.	5,189,876
409,174	MeadWestvaco Corporation	4,762,785
232,450	Monsanto Company	17,680,147

Shares	Common Stock (97.0%)	Value
Materials (4.3%) - continued
106,950	Potash Corporation of Saskatchewan, Inc.	$8,006,277
104,542	Praxair, Inc.	6,508,785
272,100	Rockwood Holdings, Inc.[b]	2,043,471
245,050	Sealed Air Corporation	3,320,428
424,200	Steel Dynamics, Inc.	4,505,004
124,300	Weyerhaeuser Company	3,398,362

	Total Materials	63,849,726

Telecommunications Services (1.6%)
261,800	American Tower Corporation[b]	7,943,012
434,200	AT&T, Inc.	10,690,004
681,846	TW Telecom, Inc.[a,b]	5,216,122

	Total Telecommunications Services	23,849,138

Utilities (2.8%)
144,800	DTE Energy Company	4,995,600

1,099,355	Southern Company	36,773,425

	Total Utilities	41,769,025

	Total Common Stock (cost $1,677,608,055)	1,451,463,678

Shares	Collateral Held for Securities Loaned (2.0%)	Value
30,727,847	Thrivent Financial Securities Lending Trust	30,727,847

	Total Collateral Held for Securities Loaned (cost $30,727,847)	30,727,847

Shares or Principal Amount	Short-Term Investments (3.4%)[d]	Value
20,795,000	BNP Paribas Financial 0.240%, 2/2/2009	20,794,723
20,000,000	Federal Home Loan Bank Discount Notes 0.250%, 3/10/2009	19,994,722
2,250,000	Federal National Mortgage Association Discount Notes 0.381%, 5/14/2009[e]	2,247,429
7,183,129	Thrivent Money Market Fund	7,183,129

	Total Short-Term Investments (at amortized cost)	50,220,003

	Total Investments (cost $1,758,555,905) 102.4%	$1,532,411,528

	Other Assets and Liabilities, Net (2.4%)	(36,350,875)

	Total Net Assets 100.0%	$1,496,060,653

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	All or a portion of the security was earmarked to cover options.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
e	At January 30, 2009, $2,247,429 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$136,277,400
Gross unrealized depreciation	(362,421,777)

Net unrealized appreciation (depreciation)	($226,144,377)

Cost for federal income tax purposes	$1,758,555,905

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

Large Cap Stock Fund

Schedule of Investments as of January 30, 2009

(unaudited)

The following table is a summary of the inputs used, as of January 30, 2009, in valuing the Large Cap Stock Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Level	Investments in Securities	Other Financial Instruments*
Level 1	$1,489,374,654	($1,880,829)
Level 2	43,036,874	–
Level 3	–	–

Totals (Level 1,2,3)	$1,532,411,528	($1,880,829)

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	73	March 2009	$16,263,140	$15,010,625	($1,252,515)
Total Futures					($1,252,515)

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
Amazon.com, Inc.	949	$50.00	February 2009	($915,785)	($538,534)
Mastercard, Inc.	145	130.00	February 2009	(185,600)	(53,361)
Wells Fargo & Company	223	22.00	February 2009	(18,955)	(10,245)
Wells Fargo & Company	247	17.50	February 2009	(64,220)	(26,174)
Total Call Options Written				($1,184,560)	($628,314)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held at January 30, 2009	Value January 30, 2009	Income Earned November 1, 2008 - January 30, 2009
Money Market	$11,944,723	$60,094,470	$64,856,064	7,183,129	$7,183,129	$63,731
Thrivent Financial Securities Lending Trust	73,426,536	83,763,043	126,461,732	30,727,847	30,727,847	140,411
Total Value and Income Earned	85,371,259				37,910,976	204,142

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

Large Cap Index Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Shares	Common Stock (99.6%)	Value
Consumer Discretionary (8.2%)
500	Abercrombie & Fitch Company	$8,925
1,900	Amazon.com, Inc.[a]	111,758
600	Apollo Group, Inc.[a]	48,876
600	AutoNation, Inc.[a]	5,568
200	AutoZone, Inc.[a]	26,578
1,500	Bed Bath & Beyond, Inc.[a]	34,845
1,975	Best Buy Company, Inc.	55,339
500	Big Lots, Inc.[a]	6,725
400	Black & Decker Corporation	11,564
2,600	Carnival Corporation	47,294
4,050	CBS Corporation	23,166
700	Centex Corporation	5,957
2,000	Coach, Inc.[a]	29,200
17,230	Comcast Corporation	252,420
1,600	D.R. Horton, Inc.	9,536
800	Darden Restaurants, Inc.	20,976
3,400	DIRECTV Group, Inc.[a,b]	74,460
1,700	Eastman Kodak Company	7,701
1,200	Expedia, Inc.[a]	10,716
800	Family Dollar Stores, Inc.	22,216
14,156	Ford Motor Company[a,b]	26,472
900	Fortune Brands, Inc.	28,800
1,000	GameStop Corporation[a]	24,780
1,300	Gannett Company, Inc.	7,501
2,800	Gap, Inc.	31,584
3,800	General Motors Corporation[b]	11,438
1,000	Genuine Parts Company	32,020
1,400	Goodyear Tire & Rubber Company[a]	8,638
2,000	H&R Block, Inc.	41,460
1,400	Harley-Davidson, Inc.	17,052
300	Harman International Industries, Inc.	4,827
700	Hasbro, Inc.	16,891
10,000	Home Depot, Inc.	215,300
1,800	International Game Technology	19,080
2,831	Interpublic Group of Companies, Inc.[a]	9,427
1,300	J.C. Penney Company, Inc.	21,775
3,500	Johnson Controls, Inc.	43,785
500	Jones Apparel Group, Inc.	1,730
400	KB Home[b]	4,268
1,800	Kohl’s Corporation[a]	66,078
1,000	Leggett & Platt, Inc.	12,490
800	Lennar Corporation	6,152
1,700	Limited Brands, Inc.	13,464
8,700	Lowe’s Companies, Inc.	158,949
2,456	Macy’s, Inc	21,981
1,700	Marriott International, Inc.	27,727
2,100	Mattel, Inc.	29,799
6,700	McDonald’s Corporation	388,734
1,900	McGraw-Hill Companies, Inc.	41,781
200	Meredith Corporation	3,194
700	New York Times Company	3,479
1,600	Newell Rubbermaid, Inc.	12,928
13,600	News Corporation	86,904
2,300	NIKE, Inc.	104,075
900	Nordstrom, Inc.	11,421
1,600	Office Depot, Inc.[a]	3,456
1,900	Omnicom Group, Inc.	49,191
300	Polo Ralph Lauren Corporation	12,309
1,300	Pulte Homes, Inc.	13,195
800	RadioShack Corporation	9,168
500	Scripps Networks Interactive	10,735

Shares	Common Stock (99.6%)	Value
Consumer Discretionary (8.2%) - continued
372	Sears Holdings Corporation[a]	$15,222
600	Sherwin-Williams Company	28,650
300	Snap-On, Inc.	9,054

500	Stanley Works	15,630
4,250	Staples, Inc.	67,745
4,300	Starbucks Corporation[a]	40,592
1,100	Starwood Hotels & Resorts Worldwide, Inc.	16,632
4,500	Target Corporation[b]	140,400
750	Tiffany & Company	15,563
21,250	Time Warner, Inc.	198,263
2,500	TJX Companies, Inc.	48,550
500	VF Corporation	28,010
3,650	Viacom, Inc.[a]	53,837
11,100	Walt Disney Company	229,548
50	Washington Post Company	19,528
483	Whirlpool Corporation	16,147
1,000	Wyndham Worldwide Corporation	6,130
300	Wynn Resorts, Ltd.[a,b]	9,024
2,800	Yum! Brands, Inc.[b]	80,136

	Total Consumer Discretionary	3,506,519

Consumer Staples (12.9%)
12,200	Altria Group, Inc.	201,788
3,796	Archer-Daniels-Midland Company	103,934
2,500	Avon Products, Inc.	51,125
625	Brown-Forman Corporation	28,381
1,300	Campbell Soup Company	39,481
800	Clorox Company	40,120
11,800	Coca-Cola Company	504,096
1,900	Coca-Cola Enterprises, Inc.	21,337
3,000	Colgate-Palmolive Company	195,120
2,700	ConAgra Foods, Inc.	46,170
1,100	Constellation Brands, Inc.[a]	15,972
2,600	Costco Wholesale Corporation	117,078
8,510	CVS/Caremark Corporation	228,749
900	Dean Foods Company[a]	17,406
1,500	Dr. Pepper Snapple Group, Inc.[a]	24,675
700	Estee Lauder Companies, Inc.	18,375
2,000	General Mills, Inc.	118,300
1,800	H.J. Heinz Company	65,700
1,000	Hershey Company	37,280
709	J.M. Smucker Company	32,011
1,500	Kellogg Company	65,535
2,500	Kimberly-Clark Corporation	128,675
8,880	Kraft Foods, Inc.	249,084
3,900	Kroger Company	87,750
1,000	Lorillard, Inc.	59,460
800	McCormick & Company, Inc.	25,632
900	Molson Coors Brewing Company	36,243
800	Pepsi Bottling Group, Inc.	15,432
9,290	PepsiCo, Inc.	466,637
12,200	Philip Morris International, Inc.	453,230
17,897	Procter & Gamble Company	975,387
1,000	Reynolds American, Inc.	38,180
2,600	Safeway, Inc.	55,718
4,200	Sara Lee Corporation	42,126
1,209	SUPERVALU, Inc.	21,206
3,600	SYSCO Corporation	80,244
1,800	Tyson Foods, Inc.	15,930

Shares	Common Stock (99.6%)	Value
Consumer Staples (12.9%) - continued
5,900	Walgreen Company	$161,719
13,300	Wal-Mart Stores, Inc.	626,696
800	Whole Foods Market, Inc.[b]	8,200

	Total Consumer Staples	5,520,182

Energy (14.1%)
2,790	Anadarko Petroleum Corporation	102,505
2,022	Apache Corporation	151,650
1,800	Baker Hughes, Inc.	59,976
1,700	BJ Services Company	18,700
600	Cabot Oil & Gas Corporation	16,494

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

Large Cap Index Fund

Schedule of Investments as of January 30, 2009

(unaudited)

1,300	Cameron International Corporation[a]	30,108
3,200	Chesapeake Energy Corporation	50,592
12,103	Chevron Corporation	853,503
8,988	ConocoPhillips	427,200
1,100	CONSOL Energy, Inc.	29,986
2,600	Devon Energy Corporation	160,160
4,192	El Paso Corporation	34,290
800	ENSCO International, Inc.	21,888
1,500	EOG Resources, Inc.	101,655
30,400	Exxon Mobil Corporation	2,324,992
5,300	Halliburton Company	91,425
1,700	Hess Corporation	94,537
4,130	Marathon Oil Corporation	112,460
500	Massey Energy Company	7,590
1,100	Murphy Oil Corporation	48,598
1,700	Nabors Industries, Ltd.[a]	18,615
2,500	National Oilwell Varco, Inc.[a]	66,100
1,600	Noble Corporation	43,440
1,000	Noble Energy, Inc.	48,930
4,800	Occidental Petroleum Corporation	261,840
1,600	Peabody Energy Corporation	40,000
700	Pioneer Natural Resources Company	10,248
900	Range Resources Corporation	32,256
700	Rowan Companies, Inc.	8,862
7,100	Schlumberger, Ltd.	289,751
1,300	Smith International, Inc.	29,510
2,000	Southwestern Energy Company[a]	63,300
3,670	Spectra Energy Corporation	53,252
700	Sunoco, Inc.	32,424
800	Tesoro Petroleum Corporation	13,784
3,100	Valero Energy Corporation	74,772
4,000	Weatherford International, Ltd.[a]	44,120
3,400	Williams Companies, Inc.	48,110
3,350	XTO Energy, Inc.	124,251

	Total Energy	6,041,874

Financials (10.6%)
2,800	AFLAC, Inc.	64,988
3,200	Allstate Corporation	69,344
1,200	American Capital, Ltd.	3,432
6,900	American Express Company	115,437
15,944	American International Group, Inc.[b]	20,408
1,300	Ameriprise Financial, Inc.	26,195
1,600	Aon Corporation	59,280
823	Apartment Investment & Management Company	7,316
700	Assurant, Inc.	18,480
515	AvalonBay Communities, Inc.	26,682
37,941	Bank of America Corporation	249,652

Shares	Common Stock (99.6%)	Value
Financials (10.6%) - continued
6,805	Bank of New York Mellon Corporation	$175,161
3,200	BB&T Corporation[b]	63,328
700	Boston Properties, Inc.	30,310
2,318	Capital One Financial Corporation	36,717
1,300	CB Richard Ellis Group, Inc.[a]	4,680
5,500	Charles Schwab Corporation	74,745
2,100	Chubb Corporation	89,418
1,007	Cincinnati Financial Corporation	22,083
2,100	CIT Group, Inc.	5,859
32,306	Citigroup, Inc.	114,686
390	CME Group, Inc.	67,825
900	Comerica, Inc.	14,994
700	Developers Diversified Realty Corporation	3,360

2,800	Discover Financial Services	20,020
3,300	E*TRADE Financial Corporation[a]	3,762
1,600	Equity Residential REIT	38,288
500	Federated Investors, Inc.	9,760
3,422	Fifth Third Bancorp	8,179
1,258	First Horizon National Corporation	11,976
900	Franklin Resources, Inc.	43,578
2,600	Genworth Financial, Inc.	6,032
2,600	Goldman Sachs Group, Inc.	209,898
1,800	Hartford Financial Services Group, Inc.	23,688
1,500	Health Care Property Investors, Inc.	35,010
600	Health Care REIT, Inc.	22,686
3,100	Host Marriott Corporation	16,678
3,100	Hudson City Bancorp, Inc.	35,960
2,210	Huntington Bancshares, Inc.[b]	6,365
400	IntercontinentalExchange, Inc.[a]	22,772
2,300	Invesco, Ltd.	27,117
22,132	J.P. Morgan Chase & Company	564,587
900	Janus Capital Group, Inc.	4,725
2,900	KeyCorp	21,112
1,300	Kimco Realty Corporation	18,694
800	Legg Mason, Inc.	12,848
1,000	Leucadia National Corporation[a]	15,920
1,543	Lincoln National Corporation	23,346
2,100	Loews Corporation	51,240
500	M&T Bank Corporation	19,455
3,000	Marsh & McLennan Companies, Inc.	57,990
1,500	Marshall & Ilsley Corporation	8,565
1,200	MBIA, Inc.[a,b]	4,632
4,664	MetLife, Inc.	133,997
1,200	Moody’s Corporation[b]	25,704
6,500	Morgan Stanley	131,495
800	Nasdaq OMX Group, Inc.[a]	17,456
1,300	Northern Trust Corporation	74,776
1,600	NYSE Euronext	35,200
2,000	People’s United Financial, Inc.	32,720
1,000	Plum Creek Timber Company, Inc.	30,770
2,478	PNC Financial Services Group, Inc.	80,585
1,500	Principal Financial Group, Inc.	24,885
4,000	Progressive Corporation[a]	48,600
1,600	ProLogis Trust	16,016
2,500	Prudential Financial, Inc.	64,375

Shares	Common Stock (99.6%)	Value
Financials (10.6%) - continued
700	Public Storage, Inc.	$43,309
4,114	Regions Financial Corporation[b]	14,234
1,300	Simon Property Group, Inc.	55,874
2,800	SLM Corporation[a]	32,060
2,600	State Street Corporation	60,502
2,100	SunTrust Banks, Inc.	25,746
1,500	T. Rowe Price Group, Inc.[b]	41,370
500	Torchmark Corporation	15,000
3,464	Travelers Companies, Inc.	133,849
10,418	U.S. Bancorp	154,603
2,000	UnumProvident Corporation	28,320
800	Vornado Realty Trust	40,648
25,054	Wells Fargo & Company	473,521
2,100	XL Capital, Ltd.[b]	6,090
700	Zions Bancorporation	10,444

	Total Financials	4,561,412

Health Care (15.8%)
9,200	Abbott Laboratories	510,048
2,800	Aetna, Inc.	86,800
1,800	Allergan, Inc.	68,616

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

Large Cap Index Fund

Schedule of Investments as of January 30, 2009

(unaudited)

900	AmerisourceBergen Corporation	32,688
6,236	Amgen, Inc.[a]	342,045
3,700	Baxter International, Inc.	217,005
1,400	Becton, Dickinson and Company	101,738
1,690	Biogen Idec, Inc.[a]	82,219
8,835	Boston Scientific Corporation[a]	78,366
11,700	Bristol-Myers Squibb Company	250,497
600	C.R. Bard, Inc.	51,342
2,100	Cardinal Health, Inc.	79,065
2,700	Celgene Corporation[a]	142,965
400	Cephalon, Inc.[a]	30,872
1,600	CIGNA Corporation	27,776
850	Coventry Health Care, Inc.[a]	12,861
2,959	Covidien, Ltd.	113,448
600	DaVita, Inc.[a]	28,200
900	Dentsply International, Inc.	24,219
5,900	Eli Lilly and Company	217,238
1,500	Express Scripts, Inc.[a]	80,640
1,800	Forest Laboratories, Inc.[a]	45,072
1,600	Genzyme Corporation[a]	110,272
5,400	Gilead Sciences, Inc.[a]	274,158
950	Hospira, Inc.[a]	23,655
1,000	Humana, Inc.[a]	37,930
1,100	IMS Health, Inc.	15,972
200	Intuitive Surgical, Inc.[a]	20,646
16,490	Johnson & Johnson	951,308
1,433	King Pharmaceuticals, Inc.[a]	12,524
700	Laboratory Corporation of America Holdings[a]	41,440
1,042	Life Technologies Corporation[a]	26,529
1,600	McKesson Corporation	70,720
2,950	Medco Health Solutions, Inc.[a]	132,544
6,700	Medtronic, Inc.	224,383
12,700	Merck & Company, Inc.	362,585
300	Millipore Corporation[a]	16,548
1,800	Mylan Laboratories, Inc.[a,b]	20,394
500	Patterson Companies, Inc.[a]	9,195
700	PerkinElmer, Inc.	8,834
40,040	Pfizer, Inc.	583,783
900	Quest Diagnostics, Inc.	44,415
9,600	Schering-Plough Corporation	168,576
2,000	St. Jude Medical, Inc.[a]	72,740
1,500	Stryker Corporation	63,360

Shares	Common Stock (99.6%)	Value
Health Care (15.8%) - continued
2,500	Tenet Healthcare Corporation[a]	$2,675
2,500	Thermo Fisher Scientific, Inc.[a]	89,825
7,200	UnitedHealth Group, Inc.	203,976
700	Varian Medical Systems, Inc.[a]	25,991
600	Waters Corporation[a]	21,702
600	Watson Pharmaceuticals, Inc.[a]	16,368
3,000	WellPoint, Inc.[a]	124,350
7,900	Wyeth	339,463
1,340	Zimmer Holdings, Inc.[a]	48,776

	Total Health Care	6,789,357

Industrials (10.6%)
4,100	3M Company	220,539
600	Avery Dennison Corporation	14,538
4,400	Boeing Company	186,164
1,700	Burlington Northern Santa Fe Corporation	112,625
1,000	C.H. Robinson Worldwide, Inc.	45,980
3,600	Caterpillar, Inc.	111,060
800	Cintas Corporation	18,200
1,000	Cooper Industries, Ltd.	26,910
2,400	CSX Corporation	69,504

1,200	Cummins, Inc.	28,776
1,500	Danaher Corporation	83,895
2,500	Deere & Company	86,850
1,100	Dover Corporation	31,108
300	Dun & Bradstreet Corporation	22,800
950	Eaton Corporation	41,819
4,600	Emerson Electric Company	150,420
800	Equifax, Inc.	19,776
1,300	Expeditors International of Washington, Inc.	36,153
800	Fastenal Company[b]	27,344
1,800	FedEx Corporation	91,692
300	Flowserve Corporation	15,993
1,100	Fluor Corporation	42,790
2,300	General Dynamics Corporation	130,479
62,300	General Electric Company	755,699
700	Goodrich Corporation	27,062
4,400	Honeywell International, Inc.	144,364
2,400	Illinois Tool Works, Inc.	78,384
1,853	Ingersoll-Rand Company	30,037
1,100	Iron Mountain, Inc.[a]	22,506
1,100	ITT Corporation	49,808
700	Jacobs Engineering Group, Inc.[a]	27,069
700	L-3 Communications Holdings, Inc.	55,314
2,000	Lockheed Martin Corporation	164,080
800	Manitowoc Company, Inc.	4,400
2,100	Masco Corporation	16,422
700	Monster Worldwide, Inc.[a]	6,447
2,200	Norfolk Southern Corporation	84,392
2,034	Northrop Grumman Corporation	97,876
2,155	PACCAR, Inc.	56,870
700	Pall Corporation	18,249
950	Parker-Hannifin Corporation	36,300
1,200	Pitney Bowes, Inc.	26,712
800	Precision Castparts Corporation	51,960
1,200	R.R. Donnelley & Sons Company	11,712
2,500	Raytheon Company	126,550
1,900	Republic Services, Inc.	49,134
900	Robert Half International, Inc.	15,255
900	Rockwell Automation, Inc.	23,436
900	Rockwell Collins, Inc.	33,912

Shares	Common Stock (99.6%)	Value
Industrials (10.6%) - continued
300	Ryder System, Inc.	$10,134
4,400	Southwest Airlines Company	30,932
500	Stericycle, Inc.[a]	24,460
1,500	Textron, Inc.	13,545
2,759	Tyco International, Ltd.	57,994
3,000	Union Pacific Corporation	131,370
6,000	United Parcel Service, Inc.	254,940
5,700	United Technologies Corporation	273,543
400	W.W. Grainger, Inc.	29,180
2,900	Waste Management, Inc.	90,451

	Total Industrials	4,545,914

Information Technology (16.1%)
3,100	Adobe Systems, Inc.[a]	59,861
3,600	Advanced Micro Devices, Inc.[a,b]	7,884
600	Affiliated Computer Services, Inc.[a]	27,516
2,100	Agilent Technologies, Inc.[a]	37,968
1,000	Akamai Technologies, Inc.[a]	13,480
1,800	Altera Corporation	27,684
1,000	Amphenol Corporation	26,150
1,700	Analog Devices, Inc.	33,966
5,200	Apple, Inc.[a]	468,676

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

Large Cap Index Fund

Schedule of Investments as of January 30, 2009

(unaudited)

7,900	Applied Materials, Inc.	74,023
1,300	Autodesk, Inc.[a]	21,528
3,000	Automatic Data Processing, Inc.	108,990
1,100	BMC Software, Inc.[a]	27,863
2,600	Broadcom Corporation[a]	41,210
2,300	CA, Inc.	41,377
485	CIENA Corporation[a]	3,026
34,900	Cisco Systems, Inc.[a]	522,453
1,100	Citrix Systems, Inc.[a]	23,144
1,700	Cognizant Technology Solutions Corporation[a]	31,841
900	Computer Sciences Corporation[a]	33,156
1,500	Compuware Corporation[a]	9,750
700	Convergys Corporation[a]	5,271
9,300	Corning, Inc.	94,023
10,300	Dell, Inc.[a]	97,850
6,500	eBay, Inc.[a]	78,130
1,900	Electronic Arts, Inc.[a]	29,336
12,200	EMC Corporation[a]	134,688
1,100	Fidelity National Information Services, Inc.	17,501
950	Fiserv, Inc.[a]	30,162
800	FLIR Systems, Inc.[a]	19,976
1,400	Google, Inc.[a]	473,942
800	Harris Corporation	34,632
14,541	Hewlett-Packard Company	505,300
33,200	Intel Corporation	428,280
8,000	International Business Machines Corporation	733,200
1,900	Intuit, Inc.[a]	43,035
1,200	Jabil Circuit, Inc.	6,984
1,275	JDS Uniphase Corporation[a]	4,628
3,200	Juniper Networks, Inc.[a]	45,312
1,000	KLA-Tencor Corporation	20,040
500	Lexmark International, Inc.[a]	11,840
1,300	Linear Technology Corporation	30,446
3,800	LSI Corporation[a]	12,084
400	MasterCard, Inc.	54,312
900	McAfee, Inc.[a]	27,441
1,300	MEMC Electronic Materials, Inc.[a]	17,680
1,100	Microchip Technology, Inc.[b]	20,867
4,500	Micron Technology, Inc.[a]	16,740

Shares	Common Stock (99.6%)	Value
Information Technology (16.1%) - continued
45,600	Microsoft Corporation	$779,760
800	Molex, Inc.	10,696
13,400	Motorola, Inc.	59,362
1,200	National Semiconductor Corporation	12,168
1,900	NETAPP, Inc.[a]	28,177
2,000	Novell, Inc.[a]	7,400
600	Novellus Systems, Inc.[a]	8,274
3,250	NVIDIA Corporation[a]	25,838
23,191	Oracle Corporation[a]	390,305
1,900	Paychex, Inc.	46,151
800	QLogic Corporation[a]	9,056
9,800	QUALCOMM, Inc.	338,590
600	Salesforce.com, Inc.[a]	15,966
1,300	SanDisk Corporation[a]	14,859
4,500	Sun Microsystems, Inc.[a]	18,720
4,947	Symantec Corporation[a]	75,838
2,400	Tellabs, Inc.[a]	9,912
1,100	Teradata Corporation[a]	14,443
1,000	Teradyne, Inc.[a]	4,810
7,800	Texas Instruments, Inc.	116,610
1,200	Total System Services, Inc.	15,192
2,759	Tyco Electronics, Ltd.	39,067
1,100	VeriSign, Inc.[a]	21,241
4,303	Western Union Company	58,779
5,200	Xerox Corporation	34,528
1,600	Xilinx, Inc.	26,960

8,200	Yahoo!, Inc.[a]	96,186

	Total Information Technology	6,914,134

Materials (3.0%)
1,300	Air Products and Chemicals, Inc.	65,390
700	AK Steel Holding Corporation	5,649
4,800	Alcoa, Inc.	37,392
600	Allegheny Technologies, Inc.	13,254
600	Ball Corporation	23,004
600	Bemis Company, Inc.	13,542
300	CF Industries Holdings, Inc.	14,100
5,483	Dow Chemical Company	63,548
5,300	E.I. du Pont de Nemours and Company	121,688
500	Eastman Chemical Company	12,975
1,000	Ecolab, Inc.	33,960
2,238	Freeport-McMoRan Copper & Gold, Inc.	56,264
500	International Flavors & Fragrances, Inc.	14,310
2,500	International Paper Company	22,800
991	MeadWestvaco Corporation	11,535
3,268	Monsanto Company	248,564
2,900	Newmont Mining Corporation	115,362
1,900	Nucor Corporation	77,501
800	Owens-Illinois, Inc.[a]	15,200
800	Pactiv Corporation[a]	17,296
1,000	PPG Industries, Inc.	37,580
1,900	Praxair, Inc.	118,294
700	Rohm and Haas Company	38,633
900	Sealed Air Corporation	12,195
700	Sigma-Aldrich Corporation	25,256
500	Titanium Metals Corporation	3,525
700	United States Steel Corporation	21,021
600	Vulcan Materials Company	29,676

Shares	Common Stock (99.6%)	Value
Materials (3.0%) - continued
1,200	Weyerhaeuser Company	$32,808

	Total Materials	1,302,322

Telecommunications Services (3.7%)
2,300	American Tower Corporation[a]	69,782
34,968	AT&T, Inc.	860,912
600	CenturyTel, Inc.[b]	16,284
843	Embarq Corporation	30,112
1,900	Frontier Communications Corporation	15,409
8,800	Qwest Communications International, Inc.[b]	28,336
16,968	Sprint Nextel Corporation[a,b]	41,232
16,800	Verizon Communications, Inc.	501,816
2,601	Windstream Corporation	22,577

	Total Telecommunications Services	1,586,460

Utilities (4.6%)
4,000	AES Corporation[a]	31,640
1,000	Allegheny Energy, Inc.	33,240
1,200	Ameren Corporation	39,900
2,400	American Electric Power Company, Inc.	75,240
2,000	CenterPoint Energy, Inc.	26,760
1,300	CMS Energy Corporation	15,275
1,600	Consolidated Edison, Inc.	65,200
1,200	Constellation Energy Group, Inc.	31,560
3,400	Dominion Resources, Inc.	119,612
1,000	DTE Energy Company	34,500
7,440	Duke Energy Corporation	112,716
2,983	Dynegy, Inc.[a]	6,294
1,900	Edison International, Inc.	61,883

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

Large Cap Index Fund

Schedule of Investments as of January 30, 2009

(unaudited)

1,100	Entergy Corporation	83,996
800	Equitable Resources, Inc.	27,384
3,850	Exelon Corporation	208,747
1,800	FirstEnergy Corporation	89,982
2,400	FPL Group, Inc.	123,720
430	Integrys Energy Group, Inc.	17,953
300	Nicor, Inc.[b]	10,263
1,637	NiSource, Inc.	15,846
1,300	Pepco Holdings, Inc.	23,153
2,100	PG&E Corporation	81,207
600	Pinnacle West Capital Corporation	20,082
2,200	PPL Corporation	67,452
1,627	Progress Energy, Inc.	62,997
3,000	Public Service Enterprise Group, Inc.	94,710
1,000	Questar Corporation	33,980
700	SCANA Corporation	24,003
1,500	Sempra Energy	65,760
4,600	Southern Company	153,870
1,300	TECO Energy, Inc.	15,613
700	Wisconsin Energy Corporation	31,206
2,655	Xcel Energy, Inc.	49,011

	Total Utilities	1,954,755

	Total Common Stock (cost $52,817,885)	42,722,929

Shares	Collateral Held for Securities Loaned (1.4%)	Value
623,462	Thrivent Financial Securities Lending Trust	$623,462

	Total Collateral Held for Securities Loaned (cost $623,462)	623,462

Shares or Principal Amount	Short-Term Investments (0.5%)[c]	Value
	Federal National Mortgage Association Discount Notes
200,000	0.400%, 5/14/2009[d]	199,773
12,114	Thrivent Money Market Fund	12,114

	Total Short-Term Investments (at amortized cost)	211,887

	Total Investments (cost $53,653,234) 101.5%	$43,558,278

	Other Assets and Liabilities, Net (1.5%)	(658,556)

	Total Net Assets 100.0%	$42,899,722

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	At January 30, 2009, $199,773 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts.

Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$7,055,981
Gross unrealized depreciation	(17,150,937)

Net unrealized appreciation (depreciation)	($10,094,956)

Cost for federal income tax purposes	$53,653,234

The following table is a summary of the inputs used, as of January 30, 2009, in valuing the Large Cap Index Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Level	Investments in Securities	Other Financial Instruments*
Level 1	$43,358,505	($15,408)
Level 2	199,773	–
Level 3	–	–

Totals (Level 1,2,3)	$43,558,278	($15,408)

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

Large Cap Index Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Futures	Number of Contracts Long/ (Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
S&P 500 Index Mini-Futures	3	March 2009	$138,783	$123,375	($15,408)
Total Futures					($15,408)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Index Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held at January 30, 2009	Value January 30, 2009	Income Earned November 1, 2008 - January 30, 2009
Money Market	$1,036	$1,914,011	$1,902,933	12,114	$12,114	$3,258
Thrivent Financial Securities Lending Trust	705,338	1,922,855	2,004,731	623,462	623,462	5,034
Total Value and Income Earned	706,374				635,576	8,292

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

Balanced Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Shares	Common Stock (64.4%)	Value
Consumer Discretionary (6.7%)
12,600	Advance Auto Parts, Inc.	$412,398
14,700	Autoliv, Inc.	270,333
18,600	Bed Bath & Beyond, Inc.[a]	432,078
2,600	Black & Decker Corporation	75,166
16,200	BorgWarner, Inc.	273,456
16,500	Carter’s, Inc.[a]	280,335
41,300	Chico’s FAS, Inc.[a,b]	163,548
13,300	Children’s Place Retail Stores, Inc.[a]	250,173
46,700	Coldwater Creek, Inc.[a]	131,694
66,600	Comcast Corporation	975,690
41,300	Discovery Communications, Inc.[a,c]	598,850
11,600	Dollar Tree, Inc.[a]	495,436
9,400	Fossil, Inc.[a]	108,476
22,800	Gap, Inc.	257,184
7,700	Genesco, Inc.[a,b]	118,580
55,000	Goodyear Tire & Rubber Company[a]	339,350
13,500	Guess?, Inc.	217,215
22,300	Harley-Davidson, Inc.[b]	271,614
2,400	Harman International Industries, Inc.	38,616
43,200	Hot Topic, Inc.[a]	368,928
21,600	Kohl’s Corporation[a]	792,936
82,900	Leapfrog Enterprises, Inc.[a]	166,629
8,100	M.D.C. Holdings, Inc.	248,184
16,200	McDonald’s Corporation	939,924
39,900	McGraw-Hill Companies, Inc.	877,401
2,000	Mohawk Industries, Inc.[a]	64,220
10,600	PetSmart, Inc.	198,962
6,100	Pulte Homes, Inc.	61,915
20,400	Regal Entertainment Group	204,816
16,400	Ross Stores, Inc.	482,488
40,900	Starwood Hotels & Resorts Worldwide, Inc.	618,408
4,500	Target Corporation[b]	140,400
11,500	Toll Brothers, Inc.[a]	195,730
7,500	Warnaco Group, Inc.[a]	169,800
6,100	Wynn Resorts, Ltd.[a,b]	183,488

	Total Consumer Discretionary	11,424,421

Consumer Staples (7.3%)
10,000	Alberto-Culver Company	244,600
32,000	Altria Group, Inc.	529,280
14,400	Avon Products, Inc.	294,480
5,724	Cadbury plc	184,885
6,000	Campbell Soup Company	182,220
27,100	Coca-Cola Company	1,157,712
21,400	Constellation Brands, Inc.[a]	310,728
18,195	CVS/Caremark Corporation	489,082
7,000	Diageo plc ADR	380,380
18,300	Elizabeth Arden, Inc.[a]	106,689
17,950	Flowers Foods, Inc.	385,746
18,200	General Mills, Inc.	1,076,530
21,766	Kraft Foods, Inc.	610,536
23,400	Kroger Company	526,500
11,000	Lorillard, Inc.	654,060
6,400	Molson Coors Brewing Company	257,728
18,300	Pepsi Bottling Group, Inc.	353,007
11,005	PepsiCo, Inc.	552,781
21,100	Philip Morris International, Inc.	783,865
24,912	Procter & Gamble Company	1,357,704

Shares	Common Stock (64.4%)	Value
Consumer Staples (7.3%) - continued
14,997	Reckitt Benckiser Group plc	$577,604
11,300	Smithfield Foods, Inc.[a,b]	134,131
26,700	Wal-Mart Stores, Inc.	1,258,104

	Total Consumer Staples	12,408,352

Energy (8.4%)
27,200	ConocoPhillips	1,292,816
7,100	EOG Resources, Inc.	481,167
41,300	Forest Oil Corporation[a]	619,500
24,400	Halliburton Company	420,900
25,600	Hess Corporation[c]	1,423,616
45,900	Nabors Industries, Ltd.[a]	502,605
24,600	Noble Corporation	667,890
25,400	Occidental Petroleum Corporation	1,385,570
45,000	Oil States International, Inc.[a]	823,950
1,560	Patriot Coal Corporation[a]	8,003
7,500	Peabody Energy Corporation	187,500
79,600	Petrohawk Energy Corporation[a]	1,568,916
54,600	Petroleo Brasileiro SA ADR	1,430,520
39,651	Sunoco, Inc.	1,836,634
13,000	Ultra Petroleum Corporation[a]	465,790
39,700	Weatherford International, Ltd.[a]	437,891
21,800	XTO Energy, Inc.	808,562

	Total Energy	14,361,830

Financials (7.5%)
6,600	Affiliated Managers Group, Inc.[a]	265,254
18,300	AFLAC, Inc.	424,743
12,800	Allstate Corporation	277,376
2,200	AMB Property Corporation	35,464
22,800	American Express Company	381,444
34,362	American International Group, Inc.[b]	43,983
7,900	Ameriprise Financial, Inc.	159,185
3,838	Apartment Investment & Management Company[b]	34,120
13,000	Axis Capital Holdings, Ltd.	315,380
43,392	Bank of America Corporation	285,519
16,300	Bank of New York Mellon Corporation	419,562
2,363	CapitalSource, Inc.	8,601
13,700	Chubb Corporation	583,346
18,800	Citigroup, Inc.	66,740
2,371	CME Group, Inc.	412,341
9,003	Commerce Bancshares, Inc.	314,655
1,800	Developers Diversified Realty Corporation	8,640
19,500	Dime Community Bancshares	195,975
17,200	East West Bancorp, Inc.	163,228
11,800	Endurance Specialty Holdings, Ltd.	321,668
300	Entertainment Properties Trust	6,795
3,700	Equity Residential REIT	88,541
1,300	Essex Property Trust, Inc.	85,865
10,500	First Commonwealth Financial Corporation[b]	100,695
7,300	Franklin Resources, Inc.	353,466
7,200	Goldman Sachs Group, Inc.	581,256
677	Gramercy Capital Corporation	806
4,100	Hartford Financial Services Group, Inc.	53,956
13,200	HCC Insurance Holdings, Inc.	309,012
3,300	Hospitality Properties Trust	44,286

Shares	Common Stock (64.4%)	Value
Financials (7.5%) - continued
15,000	Hudson City Bancorp, Inc.	$174,000
65,600	J.P. Morgan Chase & Company	1,673,456
400	Kilroy Realty Corporation	9,144
2,300	Mack-Cali Realty Corporation	46,736
14,400	Marshall & Ilsley Corporation	82,224
35,000	MGIC Investment Corporation[b]	96,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

Balanced Fund

Schedule of Investments as of January 30, 2009

(unaudited)

18,100	Morgan Stanley	366,163
14,900	New York Community Bancorp, Inc.	197,425
33,300	NewAlliance Bancshares, Inc.	365,967
9,300	Northern Trust Corporation	534,936
100	Parkway Properties, Inc.	1,492
15,400	People’s United Financial, Inc.	251,944
2,400	Plum Creek Timber Company, Inc.	73,848
63,600	PMI Group, Inc.[b]	88,404
6,400	Portfolio Recovery Associates, Inc.[a,b]	150,976
2,700	ProLogis Trust	27,027
7,500	Prudential Financial, Inc.	193,125
2,940	Public Storage, Inc.	181,898
2,400	Rayonier, Inc. REIT	70,656
16,000	Signature Bank[a]	411,040
3,000	Simon Property Group, Inc.	128,940
39,100	South Financial Group, Inc.	73,508
100	Sovran Self Storage, Inc.	2,600
9,100	Syncora Holdings, Ltd.[a,b]	3,185
4,218	UDR, Inc.	49,477
3,600	UMB Financial Corporation	139,464
2,300	Weingarten Realty Investors[b]	37,237
34,300	Wells Fargo & Company	648,270
11,500	Westfield Financial, Inc.	110,745
13,600	Zions Bancorporation	202,912

	Total Financials	12,735,301

Health Care (9.9%)
12,300	Aetna, Inc.	381,300
16,600	Alexion Pharmaceuticals, Inc.[a]	612,042
2,433	Amedisys, Inc.[a,b]	100,313
41,400	ArthroCare Corporation[a]	286,488
3,400	athenahealth, Inc.[a]	122,672
18,700	Beckman Coulter, Inc.[c]	929,764
63,500	BioMarin Pharmaceutical, Inc.[a,c]	1,223,010
10,700	C.R. Bard, Inc.	915,599
8,700	Celgene Corporation[a]	460,665
34,800	Cepheid, Inc.[a]	258,912
3,500	Community Health Systems, Inc.[a]	65,240
1,700	Emergency Medical Services Corporation[a]	56,984
8,500	Express Scripts, Inc.[a,c]	456,960
20,500	Gilead Sciences, Inc.[a,c]	1,040,785
48,900	Hologic, Inc.[a]	576,531
22,100	Hospira, Inc.[a]	550,290
15,900	IPC The Hospitalist Company, Inc.[a]	304,326
18,400	Kinetic Concepts, Inc.[a,b]	443,440
8,700	Lincare Holdings, Inc.[a]	209,235
20,900	Masimo Corporation[a]	580,393
3,000	McKesson Corporation	132,600
8,700	Myriad Genetics, Inc.[a]	648,759
35,100	NuVasive, Inc.[a,b]	1,310,634
4,300	Owens & Minor, Inc.	171,011
20,400	Perrigo Company	598,740
7,283	PharMerica Corporation[a]	119,732

Shares	Common Stock (64.4%)	Value
Health Care (9.9%) - continued
8,900	Phase Forward, Inc.[a]	$120,150
21,500	Shire Pharmaceuticals Group plc ADR	938,905
6,800	Thermo Fisher Scientific, Inc.[a]	244,324
13,700	United Therapeutics Corporation[a]	930,915
17,740	UnitedHealth Group, Inc.	502,574
14,500	Varian Medical Systems, Inc.[a]	538,385
3,700	Varian, Inc.[a]	103,008
10,900	WellPoint, Inc.[a]	451,805
13,300	Zimmer Holdings, Inc.[a]	484,120

	Total Health Care	16,870,611

Industrials (6.9%)
37,500	BE Aerospace, Inc.[a]	362,625
3,200	Burlington Northern Santa Fe Corporation	212,000
4,900	C.H. Robinson Worldwide, Inc.	225,302
6,100	Canadian National Railway Company	213,500
5,400	Canadian Pacific Railway, Ltd.	163,404
10,400	Carlisle Companies, Inc.	194,168
16,800	Continental Airlines, Inc.[a,b]	226,296
15,500	Danaher Corporation	866,915
27,200	Delta Air Lines, Inc.[a]	187,680
10,500	Duff & Phelps Corporation[a]	150,045
16,700	Emerson Electric Company[c]	546,090
10,000	Fastenal Company[b]	341,800
1,300	First Solar, Inc.[a]	185,640
9,400	FTI Consulting, Inc.[a,b]	385,494
28,300	General Electric Company	343,279
15,300	Knight Transportation, Inc.[b]	204,102
20,900	Monster Worldwide, Inc.[a]	192,489
11,600	PACCAR, Inc.[b]	306,124
28,600	Pall Corporation	745,602
13,900	Parker-Hannifin Corporation	531,119
12,000	Pentair, Inc.	274,440
94,500	Polypore International, Inc.[a]	653,940
14,500	Rockwell Automation, Inc.	377,580
10,500	Rockwell Collins, Inc.	395,640
12,700	Roper Industries, Inc.	522,478
19,100	Shaw Group, Inc.[a]	530,980
14,500	SPX Corporation	610,595
34,700	Tyco International, Ltd.	729,394
6,300	Union Pacific Corporation	275,877
5,400	United Parcel Service, Inc.	229,446
4,800	URS Corporation[a]	163,440
12,800	Waste Management, Inc.	399,232

	Total Industrials	11,746,716

Information Technology (11.2%)
58,300	ADC Telecommunications, Inc.[a]	295,581
6,500	Adobe Systems, Inc.[a]	125,515
19,900	Akamai Technologies, Inc.[a,c]	268,252
22,300	Apple, Inc.[a,c]	2,009,899
14,900	Applied Materials, Inc.	139,613
11,100	ASML Holding NV ADR	183,594
193,800	Atmel Corporation[a]	647,292
43,800	BMC Software, Inc.[a]	1,109,454
77,000	Cisco Systems, Inc.[a]	1,152,690
162,500	Compuware Corporation[a]	1,056,250
20,300	DTS, Inc.[a,b]	276,080
49,800	EMC Corporation[a,c]	549,792
17,900	F5 Networks, Inc.[a]	396,843
15,200	FormFactor, Inc.[a]	236,512

Shares	Common Stock (64.4%)	Value
Information Technology (11.2%) - continued
2,370	Google, Inc.[a,c]	$802,316
11,300	Harris Corporation	489,177
72,300	Integrated Device Technology, Inc.[a]	415,002
97,600	Intel Corporation	1,259,040
34,500	Intersil Corporation	321,195
57,000	Ixia[a]	303,240
19,200	Juniper Networks, Inc.[a]	271,872
1,800	MasterCard, Inc.	244,404
52,800	Microsoft Corporation	902,880
16,300	NETAPP, Inc.[a]	241,729
11,900	Nuance Communications, Inc.[a]	117,334
32,050	NVIDIA Corporation[a]	254,798
46,600	Omniture, Inc.[a]	423,594
19,600	ON Semiconductor Corporation[a]	81,732
8,800	Oracle Corporation[a]	148,104

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

Balanced Fund

Schedule of Investments as of January 30, 2009

(unaudited)

61,000	PMC-Sierra, Inc.[a]	297,070
26,100	QUALCOMM, Inc.	901,755
9,600	Research in Motion, Ltd.[a]	531,840
235,000	Sonus Networks, Inc.[a]	310,200
45,500	Symantec Corporation[a]	697,515
105,200	Tellabs, Inc.[a]	434,476
34,900	Texas Instruments, Inc.	521,755
59,900	TIBCO Software, Inc.[a]	320,465
9,700	VMware, Inc.[a]	200,790
14,800	Zebra Technologies Corporation[a]	249,084

	Total Information Technology	19,188,734

Materials (2.4%)
9,700	Air Products and Chemicals, Inc.	487,910
375	Arkema ADR	5,269
15,700	Dow Chemical Company[b]	181,963
14,900	E.I. du Pont de Nemours and Company	342,104
8,500	FMC Corporation	379,270
15,000	Freeport-McMoRan Copper & Gold, Inc.	377,100
8,700	Lubrizol Corporation	296,844
21,400	Pactiv Corporation[a]	462,668
15,200	Praxair, Inc.	946,352
15,600	Silgan Holdings, Inc.	715,104

	Total Materials	4,194,584

Telecommunications Services (1.1%)
54,800	AT&T, Inc.	1,349,176
12,900	Embarq Corporation	460,788

	Total Telecommunications Services	1,809,964

Utilities (3.0%)
12,400	AES Corporation[a]	98,084
4,400	Ameren Corporation	146,300
8,300	American Electric Power Company, Inc.	260,205
5,300	Consolidated Edison, Inc.	215,975
4,000	Constellation Energy Group, Inc.	105,200
14,700	Dominion Resources, Inc.[c]	517,146
3,900	DTE Energy Company	134,550
19,816	Duke Energy Corporation	300,212
6,900	Edison International, Inc.	224,733
4,600	Entergy Corporation	351,256

Shares	Common Stock (64.4%)	Value
Utilities (3.0%) - continued
13,700	Exelon Corporation	$742,814
7,000	FirstEnergy Corporation	349,930
7,100	PG&E Corporation	274,557
7,600	PPL Corporation	233,016
5,600	Progress Energy, Inc.	216,832
11,000	Public Service Enterprise Group, Inc.	347,270
4,200	Questar Corporation	142,716
5,600	Sempra Energy	245,504
2,500	Wisconsin Energy Corporation	111,450
8,500	Xcel Energy, Inc.	156,910

	Total Utilities	5,174,660

	Total Common Stock (cost $150,350,388)	109,915,173

Principal Amount	Long-Term Fixed Income (38.5%)	Value
Asset-Backed Securities (4.3%)
	Americredit Automobile Receivables Trust
691,803	0.510%, 2/6/2009[c,d,e]	617,065
	Bear Stearns Mortgage Funding Trust
441,394	0.529%, 2/25/2009[e]	79,789
	Countrywide Asset-Backed Certificates
667,578	5.549%, 4/25/2036[d]	547,385
	Discover Card Master Trust
600,000	5.650%, 3/16/2020	510,631

	First Franklin Mortgage Loan Asset-Backed Certificates
624,334	0.499%, 2/25/2009[e]	579,408
	First Horizon ABS Trust
711,663	0.519%, 2/25/2009[d,e]	422,658
	Ford Credit Floor Plan Master Owner Trust
1,000,000	0.513%, 2/17/2009[e]	968,146
	GMAC Mortgage Corporation Loan Trust
854,720	0.569%, 2/25/2009[d,e]	311,312
922,044	0.569%, 2/25/2009[d,e]	209,429
	Green Tree Financial Corporation
423,493	6.330%, 11/1/2029	342,151
	Merna Re, Ltd.
700,000	3.209%, 3/31/2009[e,f]	656,740
	Popular ABS Mortgage Pass- Through Trust
140,532	4.000%, 12/25/2034	134,342
	Renaissance Home Equity Loan Trust
1,500,000	5.608%, 5/25/2036	1,312,899
	Residential Asset Securities Corporation
164,951	4.160%, 7/25/2030	159,813
	Residential Funding Mortgage Securities II
143,210	0.519%, 2/25/2009[d,e]	138,710
	SLM Student Loan Trust
89,876	1.169%, 4/27/2009[e]	89,186

Principal Amount	Long-Term Fixed Income (38.5%)	Value
Asset-Backed Securities (4.3%) - continued
	Wachovia Asset Securitization, Inc.
$852,690	0.529%, 2/25/2009[d,e,g]	$320,836

	Total Asset-Backed Securities	7,400,500

Basic Materials (0.4%)
	ArcelorMittal
250,000	6.125%, 6/1/2018	195,603
	Precision Castparts Corporation
500,000	5.600%, 12/15/2013	446,623

	Total Basic Materials	642,226

Capital Goods (0.7%)
	Caterpillar Financial Services Corporation
135,000	5.850%, 9/1/2017	130,764
	Honeywell International, Inc.
225,000	5.300%, 3/1/2018	225,150
	John Deere Capital Corporation
500,000	5.350%, 1/17/2012	509,024
	United Technologies Corporation
350,000	4.875%, 5/1/2015	353,224

	Total Capital Goods	1,218,162

Collateralized Mortgage Obligations (2.3%)
	Banc of America Mortgage Securities, Inc.
1,065,468	4.805%, 9/25/2035[c]	833,471
	Chaseflex Trust
393,243	6.500%, 2/25/2035	286,201
	HomeBanc Mortgage Trust
653,039	5.975%, 4/25/2037	360,975
	J.P. Morgan Alternative Loan Trust
646,476	5.802%, 3/25/2036	346,106
	Merrill Lynch Mortgage Investors, Inc.
944,886	4.869%, 6/25/2035	733,815

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Balanced Fund

Schedule of Investments as of January 30, 2009

(unaudited)

	Thornburg Mortgage Securities Trust
618,937	0.479%, 2/25/2009[e]	609,311
600,959	0.499%, 2/25/2009[e]	500,436
	Zuni Mortgage Loan Trust
368,621	0.519%, 2/25/2009[e]	352,465

	Total Collateralized Mortgage Obligations	4,022,780

Commercial Mortgage-Backed Securities (5.2%)
	Bear Stearns Commercial Mortgage Securities, Inc.
1,500,000	0.483%, 2/15/2009[e,g]	1,143,930
1,000,000	4.487%, 2/11/2041	967,988
500,000	5.835%, 9/11/2042	216,364
	Citigroup Commercial Mortgage Trust
4,349	0.403%, 2/15/2009[e,f]	3,791
	Commercial Mortgage Pass- Through Certificates
30,022	0.433%, 2/15/2009[e,f]	27,055

Principal Amount	Long-Term Fixed Income (38.5%)	Value
Commercial Mortgage-Backed Securities (5.2%) - continued
$1,000,000	0.463%, 2/15/2009[e,g]	$581,610
1,500,000	0.513%, 2/15/2009[e,g]	899,040
	Credit Suisse Mortgage Capital Certificates
1,500,000	0.503%, 2/15/2009[e,f]	1,009,420
	Crown Castle International Corporation
500,000	5.245%, 11/15/2036[f]	437,500
	Greenwich Capital Commercial Funding Corporation
1,250,000	5.867%, 12/10/2049[c]	589,513
	GS Mortgage Securities Corporation II
1,000,000	0.560%, 2/6/2009[e,f]	668,263
	LB-UBS Commercial Mortgage Trust
18,055	3.086%, 5/15/2027	18,027
	Merrill Lynch Mortgage Trust
1,000,000	5.265%, 1/12/2044	524,716
	TIAA Real Estate CDO, Ltd.
1,000,000	5.806%, 8/15/2039	792,551
	Wachovia Bank Commercial Mortgage Trust
875,000	5.765%, 7/15/2045	645,245
	Washington Mutual Asset Securities Corporation
258,805	3.830%, 1/25/2035[f]	246,426

	Total Commercial Mortgage-Backed Securities	8,771,439

Communications Services (0.9%)
	AT&T, Inc.
125,000	6.500%, 9/1/2037	125,510
	British Telecom plc
150,000	9.125%, 12/15/2030	151,348
	Citizens Communications Company
150,000	6.250%, 1/15/2013	141,000
	Comcast Corporation
330,000	6.500%, 1/15/2015	333,151
	New Cingular Wireless Services, Inc.
140,000	8.750%, 3/1/2031	165,056
	News America, Inc.
125,000	6.400%, 12/15/2035	115,535
	Rogers Cable, Inc.
280,000	6.750%, 3/15/2015	281,862
40,000	8.750%, 5/1/2032	40,883

	Verizon Communications, Inc.
200,000	5.550%, 2/15/2016	197,776

	Total Communications Services	1,552,121

Consumer Cyclical (0.9%)
	Ford Motor Credit Company
350,000	7.375%, 10/28/2009	313,707
	McDonald’s Corporation
150,000	6.300%, 3/1/2038	163,152
	MGM MIRAGE
260,000	13.000%, 11/15/2013[b,f]	236,600

Principal Amount	Long-Term Fixed Income (38.5%)	Value
Consumer Cyclical (0.9%) - continued
	Nissan Motor Acceptance Corporation
$250,000	4.625%, 3/8/2010[f]	$247,029
315,000	5.625%, 3/14/2011[f]	308,580
	Wal-Mart Stores, Inc.
230,000	5.875%, 4/5/2027	235,237

	Total Consumer Cyclical	1,504,305

Consumer Non-Cyclical (0.8%)
	Baxter International, Inc.
230,000	5.900%, 9/1/2016[c]	247,025
	Bottling Group, LLC
125,000	6.950%, 3/15/2014	143,074
	HCA, Inc.
150,000	9.250%, 11/15/2016	143,250
	Johnson & Johnson Company
250,000	5.950%, 8/15/2037	275,333
	Kroger Company
200,000	6.400%, 8/15/2017	202,746
	Schering-Plough Corporation
300,000	6.000%, 9/15/2017	309,248
	Wyeth
100,000	5.950%, 4/1/2037	106,697

	Total Consumer Non-Cyclical	1,427,373

Energy (0.7%)
	CenterPoint Energy Resources Corporation
300,000	6.125%, 11/1/2017	251,003
	Nexen, Inc.
265,000	5.650%, 5/15/2017	225,001
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
300,000	5.298%, 9/30/2020[f]	219,537
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
125,000	5.832%, 9/30/2016[f]	104,074
	Transocean, Inc.
220,000	6.000%, 3/15/2018	208,398
	XTO Energy, Inc.
200,000	5.500%, 6/15/2018	183,617

	Total Energy	1,191,630

Financials (4.4%)
	Ace INA Holdings, Inc.
225,000	5.800%, 3/15/2018	210,792
	American Express Company
200,000	7.000%, 3/19/2018	198,811
	Bank of America Corporation
600,000	8.125%, 5/15/2018	311,334
	Bear Stearns Companies, Inc.
225,000	6.950%, 8/10/2012	235,889
200,000	6.400%, 10/2/2017	201,165
	Capmark Financial Group, Inc.
350,000	5.875%, 5/10/2012	132,880
100,000	6.300%, 5/10/2017	33,068
	CIT Group, Inc.
325,000	7.625%, 11/30/2012	272,115

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

Balanced Fund

Schedule of Investments as of January 30, 2009

(unaudited)

	Citigroup, Inc.
225,000	5.000%, 9/15/2014	182,014
	Corestates Capital Trust I
375,000	8.000%, 12/15/2026[f]	290,663

Principal Amount	Long-Term Fixed Income (38.5%)	Value
Financials (4.4%) - continued
	General Electric Capital Corporation
$120,000	5.625%, 9/15/2017	$110,499
	Goldman Sachs Group, Inc.
450,000	5.125%, 1/15/2015	405,476
150,000	6.750%, 10/1/2037	114,021
	Goldman Sachs Group, Inc., Convertible
500,000	1.000%, 1/31/2015[h]	399,710
400,000	1.000%, 5/7/2015[h]	311,852
	HSBC Holdings plc
165,000	6.500%, 5/2/2036	150,541
	International Lease Finance Corporation
390,000	5.750%, 6/15/2011	302,788
	Lehman Brothers Holdings, Inc.
500,000	5.250%, 2/6/2012[i]	70,000
	Liberty Property, LP
200,000	5.500%, 12/15/2016	138,950
	Merrill Lynch & Company, Inc.
325,000	5.450%, 2/5/2013	308,513
	Mitsubishi UFG Capital Finance, Ltd.
215,000	6.346%, 7/25/2016	151,777
	Nationwide Health Properties, Inc.
375,000	6.250%, 2/1/2013	320,827
	ProLogis
525,000	5.500%, 4/1/2012	328,514
	Prudential Financial, Inc.
225,000	6.100%, 6/15/2017	189,075
100,000	5.700%, 12/14/2036	71,583
	Prudential Financial, Inc., Convertible
175,000	0.366%, 3/15/2009[e]	168,000
	Reinsurance Group of America, Inc.
300,000	5.625%, 3/15/2017	217,117
	Royal Bank of Scotland Group plc
350,000	6.990%, 10/5/2017[f]	97,976
	Swiss RE Capital I, LP
275,000	6.854%, 5/25/2016[f]	95,524
	Travelers Companies, Inc.
105,000	6.250%, 6/15/2037	97,400
	United Health Group
150,000	6.500%, 6/15/2037	125,912
	Wachovia Bank NA
285,000	4.875%, 2/1/2015	260,705
	Wachovia Capital Trust III, 5.800%
495,000	5.800%, 3/15/2011	252,450
	Wells Fargo & Company
225,000	4.375%, 1/31/2013	219,013
200,000	5.625%, 12/11/2017	195,921
	Wells Fargo Capital XV
225,000	9.750%, 9/26/2013[b]	211,500
	Willis North America, Inc.
220,000	6.200%, 3/28/2017	152,007

	Total Financials	7,536,382

Principal Amount	Long-Term Fixed Income (38.5%)	Value
Foreign (0.3%)
	Corporacion Andina de Fomento
$500,000	5.750%, 1/12/2017	$403,933

	Total Foreign	403,933

Mortgage-Backed Securities (10.8%)
	Federal National Mortgage Association Conventional 30-Yr. Pass-Through
14,225,000	5.500%, 2/1/2039[j]	14,558,405
1,750,000	6.000%, 2/1/2039[j]	1,803,594
2,000,000	6.500%, 2/1/2039[j]	2,083,124

	Total Mortgage-Backed Securities	18,445,123

Technology (0.3%)
	International Business Machines Corporation
200,000	7.625%, 10/15/2018[b]	236,719
	Oracle Corporation
250,000	5.750%, 4/15/2018	260,114

	Total Technology	496,833

Transportation (1.2%)
	Burlington Northern Santa Fe Corporation
175,000	7.000%, 12/15/2025	170,760
	Continental Airlines, Inc.
350,000	5.983%, 4/19/2022	267,750
	Delta Air Lines, Inc.
450,000	7.111%, 9/18/2011[c]	398,250
	FedEx Corporation
329,193	6.720%, 1/15/2022	298,974
	Southwest Airlines Company
604,214	6.150%, 8/1/2022	491,828
	Union Pacific Corporation
450,000	6.125%, 1/15/2012	450,743

	Total Transportation	2,078,305

U.S. Government (4.1%)
	Federal Home Loan Banks
500,000	3.625%, 10/18/2013	521,555
	Federal Home Loan Mortgage Corporation
750,000	5.000%, 12/14/2018	706,492
	Federal National Mortgage Association
1,000,000	4.625%, 5/1/2013	1,004,450
	U.S. Treasury Bonds
210,000	4.750%, 2/15/2037	249,277
175,000	5.000%, 5/15/2037[b]	215,687
55,000	4.375%, 2/15/2038[b]	62,339
	U.S. Treasury Notes
5,000	4.000%, 8/15/2018[b]	5,489
225,000	3.750%, 11/15/2018[b]	242,298
	U.S. Treasury Notes, TIPS
3,949,260	2.000%, 7/15/2014[b]	3,927,045

	Total U.S. Government	6,934,632

Utilities (1.2%)
	Cleveland Electric Illuminating Company
245,000	5.700%, 4/1/2017	213,753

Principal Amount	Long-Term Fixed Income (38.5%)	Value
Utilities (1.2%) - continued
	Commonwealth Edison Company
$220,000	5.400%, 12/15/2011	$223,161
	Electricite de France
100,000	5.500%, 1/26/2014[f]	103,908
	Exelon Corporation
300,000	6.750%, 5/1/2011	297,789
	ITC Holdings Corporation
225,000	6.050%, 1/31/2018[f]	207,474
	MidAmerican Energy Holdings Company
225,000	6.500%, 9/15/2037	221,306
	Power Receivables Finance, LLC
344,405	6.290%, 1/1/2012[g]	337,118
	Union Electric Company
350,000	6.400%, 6/15/2017	334,834

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

Balanced Fund

Schedule of Investments as of January 30, 2009

(unaudited)

	Virginia Electric & Power Company
145,000	6.000%, 1/15/2036	138,880

	Total Utilities	2,078,223

	Total Long-Term Fixed Income (cost $77,809,573)	65,703,967

Shares	Preferred Stock (0.1%)	Value
Financials (0.1%)
15,771	Credit Suisse XLF Equity- Linked Note, Convertible, 11.100%[a,h]	145,093
12,000	Federal National Mortgage Association, 8.250%	13,200

	Total Financials	158,293

	Total Preferred Stock (cost $357,063)	158,293

Contracts	Options Purchased (0.1%)	Value
	Put on U.S. Treasury Bond Futures
15	$123.00, expires 2/20/2009	$22,969
75	$120.50, expires 4/18/2009	144,365

	Total Options Purchased (cost $158,239)	167,334

Shares	Collateral Held for Securities Loaned (4.0%)	Value
6,904,064	Thrivent Financial Securities Lending Trust	6,904,064

	Total Collateral Held for Securities Loaned (cost $6,904,064)	6,904,064

Shares or Principal Amount	Short-Term Investments (8.2%)[k]	Value
	Federal Home Loan Bank Discount Notes
11,300,000	0.100%, 2/12/2009	11,299,624
	Federal National Mortgage Association Discount Notes
550,000	0.409%, 5/14/2009[l,m]	549,362

Shares or Principal Amount	Short-Term Investments (8.2%)[k]	Value
2,279,422	Thrivent Money Market Fund	$2,279,422

	Total Short-Term Investments (at amortized cost)	14,128,408

	Total Investments (cost $249,707,735) 115.3%	$196,977,239

	Other Assets and Liabilities, Net (15.3%)	(26,185,999)

	Total Net Assets 100.0%	$170,791,240

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	All or a portion of the security was earmarked to cover options.
d	All or a portion of the security is insured or guaranteed.
e	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 30, 2009, the value of these investments was $4,960,560 or 2.9% of total net assets.
g	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Fund owned as of January 30, 2009.

Security	Acquisition Date	Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$1,500,000
Commercial Mortgage Pass-Through Certificates	10/18/2006	1,000,000
Commercial Mortgage Pass-Through Certificates	5/2/2007	1,500,000
Power Receivables Finance, LLC	9/30/2003	346,694
Wachovia Asset Securitization, Inc.	3/16/2007	852,690

h	These securities are Equity-Linked Structured Securities.
i	In bankruptcy.
j	Denotes investments purchased on a when-issued or delayed delivery basis.
k	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
l	At January 30, 2009, $199,768 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts.
m	At January 30, 2009, $349,594 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$5,949,897
Gross unrealized depreciation	(58,680,393)
Net unrealized appreciation

(depreciation)	($52,730,496)
Cost for federal income tax purposes	$249,707,735

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

Balanced Fund

Schedule of Investments as of January 30, 2009

(unaudited)

The following table is a summary of the inputs used, as of January 30, 2009, in valuing the Balanced Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Level	Investments in Securities	Other Financial Instruments*
Level 1	$116,994,502	($234,283)
Level 2	77,365,842	(331,336)
Level 3	2,616,895	–

Totals (Level 1,2,3)	$196,977,239	($565,619)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Balanced Fund as discussed in the Notes to Schedule of Investments.

	Investments in Securities	Other Financial Instruments*
Value October 31, 2008	$888,034	$–
Accrued Discounts/Premiums	(1,028)	–
Realized Gain/(Loss)	(52,051)	–
Change in Unrealized Gain/(Loss)	26,086	–
Net Purchases/Sales	10,289	–
Transfers In and/or Out of Level 3	1,745,565	–

Value January 30, 2009	$2,616,895	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(35)	March 2009	($7,548,409)	($7,616,875)	($68,466)
5-Yr. U.S. Treasury Bond Futures	(15)	March 2009	(1,725,775)	(1,772,578)	(46,803)
10-Yr. U.S. Treasury Bond Futures	25	March 2009	3,191,141	3,066,797	(124,344)
20-Yr. U.S. Treasury Bond Futures	(5)	March 2009	(643,110)	(633,516)	9,594
Total Futures					($230,019)

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
10-Yr. U.S. Treasury Bond Futures	15	$121 .00	February 2009	($11,250)	($4,264)
10-Yr. U.S. Treasury Bond Futures	75	118 .50	April 2009	(86,494)	0
Total Call Options Written				($97,744)	($4,264)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 10, 5 Year, at 5.00%; Bank of America	Sell	6/20/2013	$990,000	$62,222	($222,875)	($165,861)
CDX HY, Series 10, 5 Year, at 5.00%; Bank of America	Sell	6/20/2013	247,500	22,049	(55,719)	(35,379)
CDX HY, Series 10, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Sell	6/20/2013	495,000	26,736	(111,437)	(81,176)
CDX HY, Series 11, 5 Year, at 5.00%; Bank of America	Sell	12/20/2013	495,000	88,333	(128,278)	(43,997)
CDX IG, Series 10, 5 Year, at 1.55%; Bank of America	Sell	6/20/2013	366,000	3,989	(8,653)	(4,923)
Total Credit Default Swaps					($526,962)	($331,336)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

Balanced Fund

Schedule of Investments as of January 30, 2009

(unaudited)

1	As the buyer of protection, Balanced Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Balanced Fund could be required to make as the seller or receive as the buyer of protection.
3	The market value for credit indices (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. In the case when protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held at January 30, 2009	Value January 30, 2009	Income Earned November 1, 2008 - January 30, 2009
Money Market	$11,999,191	$9,372,380	$19,092,149	2,279,422	$2,279,422	$40,081
Thrivent Financial Securities Lending Trust	11,379,048	17,327,832	21,802,816	6,904,064	6,904,064	42,715
Total Value and Income Earned	23,378,239				9,183,486	82,796

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

High Yield Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Principal Amount	Bank Loans (4.4%)[a]	Value
Basic Materials (0.2%)
	Lyondell Chemical Company, Term Loan
$2,053,511	3.961%, 12/20/2013	$661,231
1,290,242	7.000%, 12/20/2014	412,877

	Total Basic Materials	1,074,108

Communications Services (0.4%)
	Charter Communications Operating, LLC, Term Loan
2,100,000	2.000%, 3/6/2014[b,c]	1,609,734

	Total Communications Services	1,609,734

Consumer Cyclical (1.3%)
	Blockbuster, Inc., Term Loan
826,642	6.226%, 8/20/2011	538,971
	Ford Motor Company, Term Loan
8,875,459	5.000%, 12/16/2013	3,177,947
	General Motors Corporation, Term Loan
4,898,982	5.159%, 11/29/2013[b,c]	2,106,562

	Total Consumer Cyclical	5,823,480

Consumer Non-Cyclical (1.1%)
	CHS/Community Health Systems, Inc., Term Loan
124,501	2.948%, 7/25/2014	104,990
2,434,358	4.445%, 7/25/2014	2,052,845
	HCA, Inc., Term Loan
3,736,132	3.709%, 11/18/2013	3,087,390

	Total Consumer Non-Cyclical	5,245,225

Technology (0.3%)
	Flextronics Semiconductor, Ltd., Term Loan
524,046	3.344%, 10/1/2014	405,716
1,823,679	3.681%, 10/1/2014	1,171,714

	Total Technology	1,577,430

Utilities (1.1%)
	Energy Future Holdings, Term Loan
4,888,125	4.752%, 10/10/2014	3,383,658
	NRG Energy, Inc., Term Loan
1,112,497	2.660%, 2/1/2013	1,029,616
547,503	2.959%, 2/1/2013	506,714

	Total Utilities	4,919,988

	Total Bank Loans (cost $28,120,817)	20,249,965

Principal Amount	Long-Term Fixed Income (88.0%)	Value
Asset-Backed Securities (0.3%)
	Countrywide Home Loans Asset-Backed Securities
1,747,949	0.499%, 2/25/2009[d,e]	1,276,128

	Total Asset-Backed Securities	1,276,128

Basic Materials (7.8%)
	Aleris International, Inc.
1,610,000	9.000%, 12/15/2014	96,600

Principal Amount	Long-Term Fixed Income (88.0%)	Value
Basic Materials (7.8%) - continued
	Arch Western Finance, LLC
$2,585,000	6.750%, 7/1/2013	$2,449,288
	Domtar, Inc.
2,360,000	7.125%, 8/15/2015	1,722,800

	Drummond Company, Inc.
2,155,000	7.375%, 2/15/2016[f]	1,206,800
	FMG Finance, Pty., Ltd.
4,215,000	10.625%, 9/1/2016[f]	2,739,750
	Freeport-McMoRan Copper & Gold, Inc.
2,120,000	8.250%, 4/1/2015[g]	1,804,650
3,025,000	8.375%, 4/1/2017	2,510,750
	Georgia-Pacific Corporation
1,400,000	8.125%, 5/15/2011[g]	1,351,000
1,805,000	7.125%, 1/15/2017[f]	1,647,062
	Graphic Packaging International Corporation
3,540,000	9.500%, 8/15/2013	2,690,400
	Griffin Coal Mining Company, Pty., Ltd.
2,965,000	9.500%, 12/1/2016[f]	1,037,750
	Jefferson Smurfit Corporation
1,300,000	8.250%, 10/1/2012[g,h]	143,000
	Momentive Performance Materials, Inc.
2,120,000	9.750%, 12/1/2014	932,800
	Mosaic Global Holdings, Inc., Convertible
2,540,000	7.375%, 12/1/2014[f]	2,438,400
	NewPage Corporation
1,820,000	10.000%, 5/1/2012	700,700
	Peabody Energy Corporation
3,540,000	6.875%, 3/15/2013	3,451,500
	Rock-Tenn Company
650,000	9.250%, 3/15/2016[i]	637,000
	Ryerson, Inc.
1,700,000	12.000%, 11/1/2015[f]	1,062,500
	Smurfit-Stone Container Enterprises, Inc.
1,840,000	8.000%, 3/15/2017[g,h]	193,200
	Southern Copper Corporation
1,460,000	7.500%, 7/27/2035	1,002,940
	Steel Dynamics, Inc.
4,080,000	7.750%, 4/15/2016[f]	3,264,000
	Terra Capital, Inc.
3,200,000	7.000%, 2/1/2017	2,912,000

	Total Basic Materials	35,994,890

Capital Goods (10.6%)
	Allied Waste North America, Inc.
3,610,000	7.875%, 4/15/2013	3,619,025
	Ball Corporation
2,155,000	6.625%, 3/15/2018	2,036,475
	BE Aerospace, Inc.
4,250,000	8.500%, 7/1/2018	3,995,000
	Berry Plastics Holding Corporation
1,200,000	8.875%, 9/15/2014	588,000
	Case New Holland, Inc.
2,230,000	7.125%, 3/1/2014	1,616,750
	Crown Americas, Inc.
1,830,000	7.625%, 11/15/2013	1,830,000
1,830,000	7.750%, 11/15/2015	1,848,300

Principal Amount	Long-Term Fixed Income (88.0%)	Value
Capital Goods (10.6%) - continued
	DRS Technologies, Inc.
$2,600,000	6.625%, 2/1/2016	$2,606,500
	Graham Packaging Company, Inc.
2,530,000	9.875%, 10/15/2014	1,606,550
	L-3 Communications Corporation
3,030,000	6.375%, 10/15/2015	2,840,625
	Legrand SA
850,000	8.500%, 2/15/2025	669,863
	Leucadia National Corporation
5,070,000	7.125%, 3/15/2017	3,726,450

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

High Yield Fund

Schedule of Investments as of January 30, 2009

(unaudited)

	Mueller Water Products, Inc.
1,390,000	7.375%, 6/1/2017	1,077,250
	Norcraft Companies, LP/Norcraft Finance Corporation
1,760,000	9.000%, 11/1/2011	1,548,800
	Owens-Brockway Glass Container, Inc.
1,230,000	8.250%, 5/15/2013	1,236,150
	Owens-Illinois, Inc.
4,250,000	7.800%, 5/15/2018	3,910,000
	Plastipak Holdings, Inc.
2,595,000	8.500%, 12/15/2015[f]	1,894,350
	RBS Global, Inc./Rexnord Corporation
2,385,000	9.500%, 8/1/2014	2,051,100
	Rental Services Corporation
1,780,000	9.500%, 12/1/2014	1,125,850
	SPX Corporation
2,980,000	7.625%, 12/15/2014[f]	2,741,600
	TransDigm, Inc.
4,865,000	7.750%, 7/15/2014	4,378,500
	United Rentals North America, Inc.
1,740,000	6.500%, 2/15/2012	1,426,800
	United Rentals North America, Inc., Convertible
850,000	1.875%, 10/15/2023	575,875

	Total Capital Goods	48,949,813

Commercial Mortgage-Backed Securities (0.3%)
	Greenwich Capital Commercial Funding Corporation
3,000,000	5.867%, 12/10/2049	1,414,830

	Total Commercial Mortgage-Backed Securities	1,414,830

Communications Services (16.1%)
	American Tower Corporation
4,250,000	7.000%, 10/15/2017[f,g]	4,080,000
	Centennial Communications Corporation
5,050,000	7.185%, 4/1/2009[e]	4,974,250
2,760,000	8.125%, 2/1/2014	2,829,000
	Charter Communications Operating, LLC
2,120,000	8.375%, 4/30/2014[f]	1,759,600
	Citizens Communications Company
2,915,000	9.250%, 5/15/2011	2,936,863

Principal Amount	Long-Term Fixed Income (88.0%)	Value
Communications Services (16.1%) - continued
	Crown Castle International Corporation
$2,550,000	9.000%, 1/15/2015	$2,467,125
	CSC Holdings, Inc.
850,000	8.500%, 4/15/2014[f]	835,125
2,550,000	8.500%, 6/15/2015[f]	2,454,375
	Dex Media West, LLC/Dex Media West Finance Company
1,120,000	9.875%, 8/15/2013	324,800
	DIRECTV Holdings, LLC
4,220,000	7.625%, 5/15/2016	4,146,150
	EchoStar DBS Corporation
3,220,000	7.125%, 2/1/2016	2,962,400
	Idearc, Inc.
2,665,000	8.000%, 11/15/2016	83,281
	Intelsat Subsidiary Holding Company, Ltd.
5,760,000	8.875%, 1/15/2015[f]	5,299,200
200,000	8.875%, 1/15/2015[c,f]	183,000
	Intelsat, Ltd.
4,608,000	Zero Coupon, 2/1/2010[f,j]	3,686,400

	Mediacom, LLC/Mediacom Capital Corporation
4,230,000	9.500%, 1/15/2013	3,722,400
	MetroPCS Wireless, Inc.
850,000	9.250%, 11/1/2014[f]	779,875
3,450,000	9.250%, 11/1/2014	3,195,562
	Nextel Communications, Inc.
1,270,000	6.875%, 10/31/2013	615,950
	NTL Cable plc
4,010,000	9.125%, 8/15/2016	3,368,400
	Quebecor Media, Inc.
2,500,000	7.750%, 3/15/2016	1,962,500
	Qwest Communications International, Inc.
1,080,000	7.500%, 2/15/2014	923,400
	Qwest Corporation
3,860,000	7.875%, 9/1/2011	3,821,400
1,230,000	7.625%, 6/15/2015	1,113,150
	R.H. Donnelley Corporation
3,395,000	6.875%, 1/15/2013	305,550
	Sprint Capital Corporation
1,250,000	8.375%, 3/15/2012	1,000,000
	Time Warner Telecom Holdings, Inc.
4,380,000	9.250%, 2/15/2014	4,007,700
	TL Acquisitions, Inc.
3,610,000	10.500%, 1/15/2015[f]	1,805,000
	Videotron Ltee
4,000,000	6.875%, 1/15/2014	3,800,000
	Videotron, Ltd.
640,000	9.125%, 4/15/2018[f]	640,000
	Virgin Media Finance plc
2,160,000	8.750%, 4/15/2014	1,836,000
	Windstream Corporation
1,080,000	8.625%, 8/1/2016	1,063,800
1,600,000	7.000%, 3/15/2019	1,416,000

	Total Communications Services	74,398,256

Principal Amount	Long-Term Fixed Income (88.0%)	Value
Consumer Cyclical (17.5%)
	AutoNation, Inc.
$2,110,000	7.000%, 4/15/2014[g]	$1,856,800
	Beazer Homes USA, Inc.
1,105,000	8.625%, 5/15/2011	602,225
	Blockbuster, Inc.
2,550,000	9.000%, 9/1/2012[g]	1,287,750
	Bon-Ton Stores, Inc.
3,400,000	10.250%, 3/15/2014	510,000
	Boyd Gaming Corporation
3,820,000	6.750%, 4/15/2014[g]	2,540,300
	Circus & Eldorado Joint Venture/Silver Legacy Capital Corporation
3,160,000	10.125%, 3/1/2012	2,022,400
	Dollarama Group, LP
1,489,000	8.073%, 6/15/2009[e]	967,850
4,300,000	8.875%, 8/15/2012	3,440,000
	Firekeepers Development Authority
4,900,000	13.875%, 5/15/2015[f]	3,283,000
	Fontainebleau Las Vegas Holdings, LLC
5,180,000	10.250%, 6/15/2015[f]	569,800
	Ford Motor Credit Company
2,120,000	7.375%, 10/28/2009	1,900,169
3,820,000	7.375%, 2/1/2011	2,854,159
2,020,000	7.000%, 10/1/2013	1,257,545
	Gaylord Entertainment Company
1,760,000	6.750%, 11/15/2014	1,293,600
	Group 1 Automotive, Inc.
3,810,000	8.250%, 8/15/2013	2,938,462
	Hanesbrands, Inc.
2,090,000	5.698%, 6/15/2009[e]	1,525,700
	Host Hotels & Resorts, LP
2,540,000	6.875%, 11/1/2014	2,089,150
	KB Home
3,040,000	6.250%, 6/15/2015	2,204,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

High Yield Fund

Schedule of Investments as of January 30, 2009

(unaudited)

	Lear Corporation
3,820,000	8.500%, 12/1/2013[g]	878,600
	Macy’s Retail Holdings, Inc.
2,550,000	7.875%, 7/15/2015	1,955,195
	MGM MIRAGE
2,140,000	8.500%, 9/15/2010	1,722,700
2,530,000	13.000%, 11/15/2013[f,g]	2,302,300
2,550,000	7.500%, 6/1/2016	1,377,000
	Mohegan Tribal Gaming Authority
1,050,000	8.000%, 4/1/2012[g]	635,250
	Norcraft Holdings, LP/Norcraft Capital Corporation
1,250,000	9.750%, 9/1/2012	962,500
	Perry Ellis International, Inc.
2,200,000	8.875%, 9/15/2013	1,320,000
	Pinnacle Entertainment, Inc.
2,550,000	8.250%, 3/15/2012[g]	2,333,250
1,855,000	7.500%, 6/15/2015	1,344,875
	Pokagon Gaming Authority
3,111,000	10.375%, 6/15/2014[f]	2,722,125
	Pulte Homes, Inc.
850,000	7.875%, 8/1/2011	794,750
2,150,000	5.200%, 2/15/2015	1,655,500

Principal Amount	Long-Term Fixed Income (88.0%)	Value
Consumer Cyclical (17.5%) - continued
	Rite Aid Corporation
$4,725,000	8.625%, 3/1/2015	$1,323,000
1,300,000	7.500%, 3/1/2017	760,500
	Sally Holdings, LLC
2,990,000	9.250%, 11/15/2014[g]	2,750,800
	Seminole Hard Rock Entertainment
2,415,000	4.496%, 3/16/2009[e,f]	1,147,125
	Service Corporation International
1,600,000	6.750%, 4/1/2015	1,464,000
	Shingle Springs Tribal Gaming Authority
4,650,000	9.375%, 6/15/2015[f]	2,859,750
	Speedway Motorsports, Inc.
3,300,000	6.750%, 6/1/2013	2,640,000
	Tunica Biloxi Gaming Authority
4,870,000	9.000%, 11/15/2015[i]	3,701,200
	Turning Stone Resort Casino Enterprise
1,500,000	9.125%, 12/15/2010[i]	1,170,000
3,130,000	9.125%, 9/15/2014[i]	2,081,450
	Universal City Development Services
1,270,000	11.750%, 4/1/2010	977,900
	Universal City Florida Holding Company I/II
3,655,000	7.943%, 2/1/2009[e]	1,790,950
	Vail Resorts, Inc.
2,490,000	6.750%, 2/15/2014	1,967,100
	Warnaco, Inc.
3,495,000	8.875%, 6/15/2013	3,250,350

	Total Consumer Cyclical	81,031,080

Consumer Non-Cyclical (12.5%)
	Biomet, Inc.
4,100,000	10.000%, 10/15/2017[f,g]	4,161,500
1,690,000	11.625%, 10/15/2017	1,571,700
	Boston Scientific Corporation
3,100,000	5.450%, 6/15/2014	2,790,000
	Community Health Systems, Inc.
3,460,000	8.875%, 7/15/2015	3,330,250
	Constellation Brands, Inc.
3,830,000	7.250%, 9/1/2016	3,657,650
	DaVita, Inc.
2,125,000	7.250%, 3/15/2015	2,050,625
	HCA, Inc.
4,910,000	6.750%, 7/15/2013	3,547,475

3,830,000	9.625%, 11/15/2016	3,217,200
	Jarden Corporation
2,830,000	7.500%, 5/1/2017[g]	2,037,600
	Michael Foods, Inc.
2,760,000	8.000%, 11/15/2013	2,428,800
	Omnicare, Inc.
5,520,000	6.875%, 12/15/2015	4,968,000
	Pinnacle Foods Finance, LLC
2,780,000	9.250%, 4/1/2015[g]	2,224,000
	Select Medical Corporation
1,300,000	8.834%, 3/15/2009[e,g]	747,500
2,990,000	7.625%, 2/1/2015	1,883,700
	Stater Brothers Holdings, Inc.
1,830,000	8.125%, 6/15/2012	1,811,700
	Sun Healthcare Group, Inc.
2,590,000	9.125%, 4/15/2015	2,298,625

Principal Amount	Long-Term Fixed Income (88.0%)	Value
Consumer Non-Cyclical (12.5%) - continued
	SUPERVALU, Inc.
$2,020,000	7.500%, 11/15/2014	$1,929,100
	Surgical Care Affiliates, Inc.
3,220,000	8.875%, 7/15/2015[i]	2,093,000
	Tenet Healthcare Corporation
1,750,000	6.375%, 12/1/2011	1,557,500
440,000	6.500%, 6/1/2012	387,200
1,300,000	7.375%, 2/1/2013	1,053,000
	Vanguard Health Holding Company II, LLC
2,710,000	9.000%, 10/1/2014	2,411,900
	Ventas Realty, LP/Ventas Capital Corporation
3,190,000	6.500%, 6/1/2016	2,663,650
	Visant Holding Corporation
3,565,000	10.250%, 12/1/2013	3,137,200

	Total Consumer Non-Cyclical	57,958,875

Energy (5.9%)
	Chesapeake Energy Corporation
1,710,000	7.500%, 9/15/2013	1,564,650
3,070,000	6.250%, 1/15/2018	2,471,350
	Connacher Oil and Gas, Ltd.
2,560,000	10.250%, 12/15/2015[f]	960,000
	Denbury Resources, Inc.
2,590,000	7.500%, 12/15/2015	2,149,700
	Forest Oil Corporation
3,390,000	7.250%, 6/15/2019	2,822,175
	Helix Energy Solutions Group, Inc.
2,550,000	9.500%, 1/15/2016[f]	1,453,500
	Hornbeck Offshore Services, Inc.
1,815,000	6.125%, 12/1/2014	1,293,187
	Key Energy Services, Inc.
3,100,000	8.375%, 12/1/2014	2,232,000
	Newfield Exploration Company
2,890,000	6.625%, 4/15/2016	2,557,650
	PetroHawk Energy Corporation
2,840,000	9.125%, 7/15/2013	2,612,800
650,000	10.500%, 8/1/2014[f]	619,125
	Plains Exploration & Production Company
2,870,000	7.750%, 6/15/2015	2,600,938
	Southern Star Central Corporation
1,910,000	6.750%, 3/1/2016	1,671,250
	Southwestern Energy Company
2,550,000	7.500%, 2/1/2018[f]	2,409,750

	Total Energy	27,418,075

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

High Yield Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Financials (2.8%)
	Bank of America Corporation
2,340,000	8.125%, 5/15/2018	1,214,202
	Countrywide Financial Corporation
2,120,000	6.250%, 5/15/2016	1,954,973
	Deluxe Corporation
1,075,000	7.375%, 6/1/2015	610,062
	FTI Consulting, Inc.
1,750,000	7.625%, 6/15/2013	1,688,750

Principal Amount	Long-Term Fixed Income (88.0%)	Value
Financials (2.8%) - continued
	General Motors Acceptance Corporation, LLC
$4,783,000	6.875%, 9/15/2011[f]	$3,765,618
	Lender Processing Services, Inc.
530,000	8.125%, 7/1/2016	503,500
	Morgan Stanley
2,100,000	4.233%, 2/17/2009[e]	1,999,026
	Nuveen Investments, Inc.
2,130,000	10.500%, 11/15/2015[f]	585,750
	Rouse Company, LP
2,100,000	3.625%, 3/15/2009	756,000

	Total Financials	13,077,881

Technology (2.5%)
	Amkor Technology, Inc.
2,120,000	7.750%, 5/15/2013	1,229,600
	Avago Technologies Finance Pte
488,000	7.703%, 3/2/2009[e]	405,040
3,250,000	10.125%, 12/1/2013	2,632,500
	First Data Corporation
2,130,000	9.875%, 9/24/2015[g]	1,192,800
	NXP BV/NXP Funding, LLC
1,210,000	3.844%, 4/15/2009[e]	290,400
3,680,000	9.500%, 10/15/2015[g]	331,200
	Seagate Technology HDD Holdings
3,585,000	6.800%, 10/1/2016	1,900,050
	SunGard Data Systems, Inc.
1,270,000	9.125%, 8/15/2013	1,060,450
3,350,000	10.250%, 8/15/2015	2,278,000

	Total Technology	11,320,040

Transportation (2.8%)
	Continental Airlines, Inc.
2,234,809	7.875%, 7/2/2018	1,318,537
	Delta Air Lines, Inc.
2,010,000	7.920%, 11/18/2010	1,658,250
	Hertz Corporation
1,555,000	8.875%, 1/1/2014	1,014,637
	Kansas City Southern de Mexico SA de CV
2,420,000	7.625%, 12/1/2013	2,032,800
870,000	7.375%, 6/1/2014	748,200
	Kansas City Southern Railway Company
420,000	13.000%, 12/15/2013	434,700
	Navios Maritime Holdings, Inc.
2,700,000	9.500%, 12/15/2014	1,579,500
	United Air Lines, Inc.
1,551,044	7.730%, 7/1/2010	1,465,737
	Windsor Petroleum Transport Corporation
2,750,000	7.840%, 1/15/2021[i]	2,589,373

	Total Transportation	12,841,734

Utilities (8.9%)
	AES Corporation
1,376,000	8.750%, 5/15/2013[f]	1,379,440
2,700,000	7.750%, 10/15/2015	2,531,250
2,700,000	8.000%, 10/15/2017	2,538,000
	Copano Energy, LLC
3,010,000	8.125%, 3/1/2016	2,468,200

Principal Amount	Long-Term Fixed Income (88.0%)	Value
Utilities (8.9%) - continued
	Dynegy Holdings, Inc.
$1,720,000	6.875%, 4/1/2011	$1,582,400
3,675,000	8.375%, 5/1/2016[g]	2,995,125
	Edison Mission Energy
1,670,000	7.500%, 6/15/2013	1,603,200
2,820,000	7.000%, 5/15/2017	2,622,600
2,820,000	7.200%, 5/15/2019	2,559,150
	El Paso Corporation
640,000	12.000%, 12/12/2013[g]	686,400
1,900,000	6.875%, 6/15/2014[g]	1,752,750
1,900,000	7.000%, 6/15/2017[g]	1,738,500
	Ferrellgas Partners, LP
2,540,000	6.750%, 5/1/2014[f]	2,032,000
	NRG Energy, Inc.
4,160,000	7.375%, 2/1/2016	3,962,400
	Regency Energy Partners, LP
2,650,000	8.375%, 12/15/2013	2,053,750
	SemGroup, LP
3,680,000	8.750%, 11/15/2015[f,k]	128,800
	Texas Competitive Electric Holdings Company, LLC
6,380,000	10.250%, 11/1/2015[f]	4,721,200
	Williams Companies, Inc.
2,250,000	7.625%, 7/15/2019	2,143,125
	Williams Partners, LP
1,810,000	7.250%, 2/1/2017	1,610,900

	Total Utilities	41,109,190

	Total Long-Term Fixed Income (cost $518,752,016)	406,790,792

Shares	Preferred Stock (0.9%)	Value
Financials (0.7%)
69,000	Bank of America Corporation, 8.625%	950,820
2,600	Bank of America Corporation, Convertible, 7.250%	1,311,700
25,660	Citigroup, Inc., Convertible, 6.500%	391,315
63,648	Credit Suisse XLF Equity-Linked Note, Convertible, 11.100%[l,m]	585,562
1,014	Preferred Blocker, Inc., 7.000%[f,l]	253,056

	Total Financials	3,492,453

Utilities (0.2%)
3,720	NRG Energy, Inc., Convertible, 5.750%	799,800

	Total Utilities	799,800

	Total Preferred Stock (cost $7,065,264)	4,292,253

Shares	Common Stock (<0.1%)	Value
Consumer Discretionary (<0.1%)
36,330	TVMAX Holdings, Inc.[l,n]	0

	Total Consumer Discretionary	0

Shares	Common Stock (<0.1%)	Value
Materials (<0.1%)
15	Pliant Corporation[l,n]	$0

	Total Materials	0

Telecommunications Services (<0.1%)
3,026	XO Holdings, Inc.[l]	439
6,054	XO Holdings, Inc., Class A Stock Warrants[l]	12
4,540	XO Holdings, Inc., Class B Stock Warrants[l]	23

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

High Yield Fund

Schedule of Investments as of January 30, 2009

(unaudited)

4,540	XO Holdings, Inc., Class C Stock Warrants[l]	4

	Total Telecommunications Services	478

	Total Common Stock (cost $2,344,578)	478

Shares	Collateral Held for Securities Loaned (6.7%)	Value
30,775,200	Thrivent Financial Securities Lending Trust	30,775,200

	Total Collateral Held for Securities Loaned (cost $30,775,200)	30,775,200

Shares or Principal Amount	Short-Term Investments (5.6%)[o]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
10,000,000	0.125%, 2/17/2009	9,999,409
4,337,000	0.090%, 2/18/2009	4,336,805
	Federal National Mortgage Association Discount Notes
2,000,000	0.400%, 5/14/2009[p]	1,997,726
	Jupiter Securitization Corporation
7,040,000	0.250%, 2/2/2009	7,039,903
2,881,982	Thrivent Money Market Fund	2,881,982

	Total Short-Term Investments (at amortized cost)	26,255,825

	Total Investments (cost $613,313,700) 105.6%	$488,364,513

	Other Assets and Liabilities, Net (5.6%)	(25,971,958)

	Total Net Assets 100.0%	$462,392,555

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	All or a portion of the security is insured or guaranteed.
e	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 30, 2009, the value of these investments was $74,908,626 or 16.2% of total net assets.
g	All or a portion of the security is on loan.
h	Defaulted security.
i	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Fund owned as of January 30, 2009.

Security	Acquisition Date	Cost
Rock-Tenn Company	2/28/2008	$645,450
Surgical Care Affiliates, Inc.	6/21/2007	3,220,000
Tunica Biloxi Gaming Authority	11/8/2005	4,879,815
Turning Stone Resort Casino Enterprise	9/8/2006	3,175,618
Turning Stone Resort Casino Enterprise	5/1/2007	1,514,349
Windsor Petroleum Transport Corporation	4/21/1998	2,462,297

j	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.
k	In bankruptcy.
l	Non-income producing security.
m	These securities are Equity-Linked Structured Securities.
n	Security is fair valued as discussed in the Notes to Schedule of Investments.
o	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
p	At January 30, 2009, $1,897,840 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,693,615
Gross unrealized depreciation	(126,642,802)

Net unrealized appreciation (depreciation)	($124,949,187)

Cost for federal income tax purposes	$613,313,700

The following table is a summary of the inputs used, as of January 30, 2009, in valuing the High Yield Fund's assets carried at fair value as discussed in the Notes to Schedule of Investments.

Level	Investments in Securities	Other Financial Instruments*
Level 1	$36,311,456	$–
Level 2	448,490,708	(37,973)
Level 3	3,562,349	–
Totals (Level 1,2,3)	$488,364,513	($37,973)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

High Yield Fund

Schedule of Investments as of January 30, 2009

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the High Yield Fund as discussed in the Notes to Schedule of Investments.

	Investments in Securities	Other Financial Instruments*
Value October 31, 2008	$ –	$–
Accrued Discounts/Premiums	(1,461)	–
Realized Gain/(Loss)	(1,094)	–
Change in Unrealized Gain/(Loss)	49,252	–
Net Purchases/Sales	694,028	–
Transfers In and/or Out of Level 3	2,821,624	–

Value January 30, 2009	$3,562,349	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
LCDX, Series 10, 5 Year, at 3.25%; J.P. Morgan Chase and Co.	Sell	6/20/2013	$7,660,800	$1,659,095	($1,720,197)	($37,973)
Total Credit Default Swaps					($1,720,197)	($37,973)

1	As the buyer of protection, High Yield Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments High Yield Fund could be required to make as the seller or receive as the buyer of protection.
3	The market value for credit indices (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. In the case when protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held at January 30, 2009	Value January 30, 2009	Income Earned November 1, 2008 - January 30, 2009
Money Market	$13,845,003	$8,849,396	$19,812,417	2,881,982	$2,881,982	$38,348
Thrivent Financial Securities Lending Trust	30,966,137	35,150,115	35,341,052	30,775,200	30,775,200	108,156
Total Value and Income Earned	44,811,140				33,657,182	146,504

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

Municipal Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value
Alabama (0.1%)
	Alabama 21st Century Authority Tobacco Settlement Revenue Bonds
$1,000,000	5.750%, 12/1/2020	$880,870

	Total Alabama	880,870

Alaska (0.8%)
	Alaska Energy Authority Power Revenue Refunding Bonds (Bradley Lake) (Series 5) (FSA Insured)
3,155,000	5.000%, 7/1/2021[a]	3,198,224
	Northern Tobacco Securitization Corporation, Alaska Tobacco Settlement Asset Backed Revenue Bonds (Series A)
2,045,000	6.200%, 6/1/2022[b]	2,126,575
2,000,000	5.000%, 6/1/2032	1,278,000
	Valdez, Alaska Marine Terminal Revenue Bonds
1,825,000	0.030%, 10/1/2025	1,825,000
1,025,000	0.030%, 12/1/2029	1,025,000

	Total Alaska	9,452,799

Arizona (0.7%)
	Arizona Health Facilities Authority Revenue Bonds (Arizona Healthcare Pooled Financing) (FGIC Insured)
975,000	5.000%, 6/1/2011[a]	1,027,650
1,020,000	5.000%, 6/1/2012[a]	1,092,410
	Arizona Health Facilities Authority Revenue Bonds (Blood Systems, Inc.)
1,000,000	5.000%, 4/1/2017	1,008,520
1,200,000	5.000%, 4/1/2018	1,202,076
	Glendale, Arizona Industrial Development Authority Revenue Bonds
2,500,000	5.000%, 5/15/2031	2,157,425
	Glendale, Arizona Industrial Development Authority Revenue Bonds (Midwestern University) (Series A)
500,000	5.750%, 5/15/2021[b]	557,330
	Pima County, Arizona Industrial Development Authority Multifamily Bonds (La Hacienda Project) (GNMA/FHA Insured)
1,285,000	7.000%, 12/20/2031[a,b]	1,505,300
	Yavapai County, Arizona Hospital Revenue Bonds (Yavapai Regional Medical Center) (Series A)
500,000	6.000%, 8/1/2033	361,755

	Total Arizona	8,912,466

Principal Amount	Long-Term Fixed Income (99.2%)	Value
Arkansas (0.5%)
	Arkansas Housing Development Agency Single Family Mortgage Revenue Bonds (FHA Insured)
$240,000	8.375%, 7/1/2010[a,b]	$253,373

	Arkansas State Community Water System Public Water Authority Revenue Bonds (Series B) (MBIA Insured)
2,400,000	5.000%, 10/1/2023[a]	2,450,472
	Jonesboro, Arkansas Residential Housing and Health Care Facilities Revenue Bonds (St. Bernards Regional Medical Center) (AMBAC Insured)
2,310,000	5.800%, 7/1/2011[a]	2,310,439
	Pope County, Arkansas Pollution Control Revenue Bonds (Arkansas Power and Light Company Project) (FSA Insured)
875,000	6.300%, 12/1/2016[a]	875,043

	Total Arkansas	5,889,327

California (8.1%)
	Anaheim, California Public Financing Authority Lease Revenue Bonds (Public Improvements Project) (Series A) (FSA Insured)
3,950,000	6.000%, 9/1/2024[a]	4,578,958
	Beverly Hills California University School District General Obligation Bonds
10,000,000	Zero Coupon, 8/1/2031[c]	2,566,100
	California Educational Finance Authority Revenue Bonds
1,000,000	5.875%, 10/1/2034	759,260
	California Infrastructure & Economic Bank Revenue Bonds (Bay Area Toll Bridges) (1st Lien-A)
5,000,000	5.000%, 7/1/2025[b]	5,470,650
	California Pollution Control Financing Authority Revenue Bonds
1,100,000	0.280%, 12/1/2012	1,100,000
	California Rural Home Mortgage Finance Authority Single Family Mortgage Revenue Bonds (Series D) (GNMA/FNMA Insured) (Subject to ‘AMT’)
45,000	7.100%, 6/1/2031[a]	45,060
	California State General Obligation Bonds
2,780,000	5.000%, 8/1/2014	3,021,415
2,765,000	5.000%, 9/1/2015	3,004,947
	California State General Obligation Bonds (AMBAC Insured)
2,000,000	6.300%, 9/1/2010[a]	2,109,920

Principal Amount	Long-Term Fixed Income (99.2%)	Value
California (8.1%) - continued
	California State Public Works Board Lease Revenue Bonds (Department of Corrections State Prison)
$3,000,000	7.400%, 9/1/2010	$3,203,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

Municipal Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

	California State Public Works Board Lease Revenue Bonds (UCLA Replacement Hospital) (Series A) (FSA Insured)
4,000,000	5.375%, 10/1/2015[a]	4,335,320
	California State Revenue General Obligation Bonds
2,000,000	5.250%, 11/1/2021	2,046,120
3,990,000	5.250%, 4/1/2029[b]	4,699,582
10,000	5.250%, 4/1/2029	9,744
10,000,000	5.250%, 3/1/2038	9,350,700
	California State Unrefunded General Obligation Bonds (MBIA Insured)
300,000	6.000%, 8/1/2016[a]	302,202
	California State Veterans General Obligation Revenue Bonds (FGIC Insured) (Series AT)
2,000,000	9.500%, 2/1/2010[a]	2,144,080
	Contra Costa County, California Home Mortgage Revenue Bonds (GNMA Insured)
4,030,000	7.500%, 5/1/2014[a,b]	5,176,253
	East Bay, California Municipal Utility District Water System Revenue Bonds
10,000,000	5.000%, 6/1/2037	9,576,000
	Golden West Schools Financing Authority, California Revenue Bonds (Series A) (MBIA Insured)
420,000	5.800%, 2/1/2022[a]	483,567
	Los Angeles, California Unified School District Revenue Bonds
3,000,000	5.000%, 7/1/2023	3,040,650
	Pittsburg, California Redevelopment Agency Tax Allocation Bonds (Los Medanos Community Development Project) (AMBAC Insured)
	Zero Coupon,
5,000,000	8/1/2024[a]	2,000,900
	Pomona, California Single Family Mortgage Revenue Bonds (Series A) (GNMA/FNMA Insured)
3,810,000	7.600%, 5/1/2023[a,b]	4,941,151
	San Bernardino County, California Single Family Mortgage Revenue Bonds (Series A) (GNMA Insured)
1,360,000	7.500%, 5/1/2023[a,b]	1,783,640
	San Diego Community College District, California Revenue Bonds (FSA guaranteed)
10,000,000	5.000%, 5/1/2030[a]	9,769,000

Principal Amount	Long-Term Fixed Income (99.2%)	Value
California (8.1%) - continued
	San Francisco, California Bay Area Rapid Transit District Sales Tax Revenue Bonds (AMBAC Insured)
$1,500,000	6.750%, 7/1/2010[a]	$1,615,890
	San Jose, California Airport Revenue Bonds (Series A)
8,000,000	5.000%, 3/1/2037	5,928,880

	San Jose, California Redevelopment Agency Tax Allocation Bonds (Series A) (MBIA Insured)
2,760,000	5.000%, 8/1/2025[a]	2,380,252

	Total California	95,443,641

Colorado (5.8%)
	Colorado Educational & Cultural Facilities Authority Revenue Bonds
475,000	5.125%, 6/15/2032	335,402
1,000,000	5.375%, 6/15/2038	710,540
	Colorado Educational and Cultural Facilities Authority Revenue Bonds (Bromley East Project) (Series A)
2,000,000	7.250%, 9/15/2030[b]	2,303,140
	Colorado Educational and Cultural Facilities Authority Revenue Bonds (Cherry Creek Academy Facility, Inc.)
570,000	6.000%, 4/1/2021	480,766
1,280,000	6.000%, 4/1/2030	966,016
	Colorado Educational and Cultural Facilities Authority Revenue Bonds (Classical Academy)
2,825,000	7.250%, 12/1/2030[b]	3,304,318
	Colorado Educational and Cultural Facilities Authority Revenue Bonds (University Lab School Project)
1,000,000	5.750%, 6/1/2016[b]	1,094,800
750,000	6.125%, 6/1/2021[b]	827,497
6,250,000	6.250%, 6/1/2031[b]	6,913,563
	Colorado Health Facilities Authority Revenue Bonds
470,000	6.250%, 12/1/2010[b]	478,131
70,000	6.250%, 12/1/2010	70,519
3,080,000	6.800%, 12/1/2020[b]	3,458,471
1,920,000	6.800%, 12/1/2020	1,942,867
3,000,000	5.750%, 5/15/2036	2,287,140
	Colorado Health Facilities Authority Revenue Bonds (Parkview Medical Center Project)
1,000,000	6.500%, 9/1/2020[b]	1,130,430
500,000	6.600%, 9/1/2025[b]	566,480
	Colorado Housing and Finance Authority Revenue Bonds (Single Family Program) (Series A-2) (Subject to ‘AMT’)
110,000	7.450%, 10/1/2016	113,308

Principal Amount	Long-Term Fixed Income (99.2%)	Value
Colorado (5.8%) - continued
	Colorado Housing and Finance Authority Revenue Bonds (Single Family Program) (Series A-3)
$30,000	7.250%, 4/1/2010	$30,129
	Colorado Housing and Finance Authority Revenue Bonds (Single Family Program) (Series B-3)
385,000	6.700%, 8/1/2017	382,059
	Colorado Housing and Finance Authority Revenue Bonds (Single Family Program) (Series C-3) (FHA/VA Insured)
45,000	7.150%, 10/1/2030[a]	45,272

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

Municipal Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

	Colorado Housing and Finance Authority Single Family Revenue Bonds (Series A-3)
15,000	7.000%, 11/1/2016	15,020
	Colorado Housing and Finance Authority Single Family Revenue Bonds (Series D-2) (Subject to ‘AMT’)
495,000	6.350%, 11/1/2029	499,589
	Colorado State Higher Education Capital Construction Lease Purchase Program Certificates of Participation
1,500,000	5.500%, 11/1/2027	1,528,185
	Colorado Water Resources and Power Development Authority Clean Water Revenue Unrefunded Bonds (Series A) (FSA Insured)
50,000	6.250%, 9/1/2013[a]	50,015
	Colorado Water Resources and Power Development Authority Small Water Resources Revenue Bonds (Series A) (FGIC Insured)
3,525,000	5.250%, 11/1/2021[a]	3,685,211
	Denver, Colorado City and County Airport Revenue Bonds (Series A)
5,000,000	5.000%, 11/15/2022	5,059,800
	Denver, Colorado City and County Bonds
6,000,000	5.600%, 10/1/2029	6,157,560
	Denver, Colorado Health and Hospital Authority Healthcare Revenue Bonds (Series A)
2,000,000	5.250%, 12/1/2031	1,440,040
	Denver, Colorado Health and Hospital Authority Healthcare Revenue Bonds (Series A) (ACA/CBI Insured)
2,000,000	6.250%, 12/1/2016[a,b]	2,254,040
	Jefferson County, Colorado School District General Obligation Bonds (FSA Guaranteed)
10,000,000	5.000%, 12/15/2016[a]	11,492,700

Principal Amount	Long-Term Fixed Income (99.2%)	Value
Colorado (5.8%) - continued
	Larimer County, Colorado School District #R1 Poudre Valley General Obligation Bonds (MBIA/IBC Insured)
$3,000,000	7.000%, 12/15/2016[a]	$3,533,850
	Northwest Parkway Public Highway Authority, Colorado Capital Appreciation Revenue Bonds (Series C) (AMBAC Insured)
4,000,000	Zero Coupon, 6/15/2011[a,b,d]	4,092,160
	University of Colorado Enterprise Revenue
1,250,000	5.375%, 6/1/2032	1,271,213

	Total Colorado	68,520,231

Connecticut (0.4%)
	Connecticut State Special Tax Obligation Revenue Bonds (Transportation Infrastructure) (Series B)
4,000,000	6.500%, 10/1/2010	4,341,440

	Total Connecticut	4,341,440

District of Columbia (0.4%)
	District of Columbia Tobacco Settlement Financing Corporation Revenue Bonds
6,205,000	6.250%, 5/15/2024	5,192,716

	Total District of Columbia	5,192,716

Florida (1.7%)
	Brevard County, Florida Housing Finance Authority Homeowner Mortgage Revenue Bonds (Series B) (GNMA Insured)
343,000	6.500%, 9/1/2022[a]	338,760
	Clay County, Florida Housing Finance Authority Single Family Mortgage Revenue Bonds (GNMA/FNMA Insured) (Subject to ‘AMT’)
815,000	6.000%, 4/1/2029[a]	815,171
	Florida State Board of Education Capital Outlay Unrefunded General Obligation Bonds (MBIA Insured)
620,000	9.125%, 6/1/2014[a]	735,370
	Florida State Revenue Bonds (Jacksonville Transportation)
1,520,000	5.000%, 7/1/2019	1,520,167
	Hillsborough County, Florida Industrial Development Authority Pollution Control Revenue Bonds
2,000,000	5.150%, 9/1/2025	1,974,320
	Jacksonville, Florida Health Facilities Authority Revenue Bonds (Series C)
1,500,000	5.750%, 8/15/2015[b]	1,550,970

Principal Amount	Long-Term Fixed Income (99.2%)	Value
Florida (1.7%) - continued
	Leon County, Florida Educational Facilities Authority Certificates of Participation
$1,145,000	8.500%, 9/1/2017[b]	$1,673,360
	Orange County, Florida Health Facilities Authority Revenue Bonds (Orlando Regional Healthcare System) (Series A) (MBIA Insured)
2,000,000	6.250%, 10/1/2018[a]	2,181,000
	Orange County, Florida Housing Finance Authority Homeowner Revenue Bonds (Series B- 1) (GNMA/FNMA Insured) (Subject to ‘AMT’)
135,000	5.900%, 9/1/2028[a]	132,970

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

Municipal Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

	Palm Beach County, Florida Housing Finance Authority Single Family Homeowner Revenue Bonds (Series A-1) (GNMA/FNMA Insured) (Subject to ‘AMT’)
60,000	5.900%, 10/1/2027[a]	58,343
	South Miami, Florida Health Facilities Authority Hospital Revenue Bonds
6,000,000	5.000%, 8/15/2032	4,925,040
	Tallahassee, Florida Consolidated Utility Revenue Bonds
4,000,000	5.000%, 10/1/2032	3,950,520

	Total Florida	19,855,991

Georgia (3.1%)
	Bibb County, Georgia Authority Environmental Improvement Revenue Bonds
6,900,000	4.850%, 12/1/2009	6,747,096
	Brunswick, Georgia Water and Sewer Revenue Refunding Bonds (MBIA Insured)
1,275,000	6.000%, 10/1/2011[a]	1,335,384
1,500,000	6.100%, 10/1/2019[a]	1,853,280
	Burke County Georgia Development Authority Pollution Control Revenue Bonds
6,000,000	5.700%, 1/1/2043	5,088,060
	Chatham County, Georgia Hospital Authority Revenue Bonds (C/O Memorial Medical Center)
1,560,000	5.750%, 1/1/2029	1,078,896
	Chatham County, Georgia Hospital Authority Revenue Bonds (Memorial Health University Medical Center)
1,000,000	6.125%, 1/1/2024	771,870
	Cherokee County, Georgia Water and Sewer Authority Revenue Refunding Bonds (MBIA Insured)
5,000,000	5.500%, 8/1/2018[a]	5,800,050

Principal Amount	Long-Term Fixed Income (99.2%)	Value
Georgia (3.1%) - continued
	Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue Bonds
$5,275,000	5.125%, 3/1/2027	$3,035,657
	Georgia State General Obligation Bonds (Series D)
3,500,000	5.000%, 8/1/2012	3,931,725
	Georgia State Prerefunded Balance General Obligation Bonds (Series B)
35,000	5.650%, 3/1/2012[b]	39,631
	Georgia State Unrefunded Balance General Obligation Bonds (Series B)
1,965,000	5.650%, 3/1/2012	2,219,920
	Milledgeville-Balswin County, Georgia Development Authority Revenue Bonds
2,500,000	5.500%, 9/1/2024[b]	3,012,625

	Savannah, Georgia Economic Development Authority Student Housing Revenue Bonds (State University Project) (Series A) (ACA Insured)
1,500,000	6.750%, 11/15/2020[a,b]	1,673,565

	Total Georgia	36,587,759

Hawaii (2.3%)
	Hawaii State Highway Revenue Bonds
7,330,000	5.500%, 7/1/2018	8,855,666
	Honolulu, Hawaii City & County Board of Water Supply Water System Revenue Bonds (Series A)
5,000,000	5.000%, 7/1/2036	4,819,200
	Honolulu, Hawaii City & County Revenue Bonds (Series A) (FSA Insured)
10,000,000	5.250%, 3/1/2027[a]	10,094,400
	Honolulu, Hawaii City & County Revenue Bonds (Unrefunded Balance) (Series A) (FGIC Insured)
2,555,000	6.250%, 4/1/2014[a]	3,073,486

	Total Hawaii	26,842,752

Idaho (0.4%)
	Idaho Falls, Idaho General Obligation Bonds (FGIC Insured)
3,115,000	Zero Coupon, 4/1/2010[a]	3,031,829
2,000,000	Zero Coupon, 4/1/2011[a]	1,887,520

	Total Idaho	4,919,349

Illinois (9.7%)
	Broadview, Illinois Tax Increment Tax Allocation Revenue Bonds
2,000,000	5.250%, 7/1/2012	1,831,320
1,000,000	5.375%, 7/1/2015	845,940

Principal Amount	Long-Term Fixed Income (99.2%)	Value
Illinois (9.7%) - continued
	Chicago, Illinois Capital Appreciation City Colleges General Obligation Bonds (FGIC Insured)
	Zero Coupon,
$10,000,000	1/1/2024[a]	$4,486,000
	Chicago, Illinois Lakefront Millennium Project General Obligation Bonds (MBIA Insured)
3,000,000	5.750%, 1/1/2029[a,b]	3,437,550
	Chicago, Illinois Single Family Mortgage Revenue Bonds (Series C) (GNMA/FNMA/FHLMC Insured) (Subject to ‘AMT’)
125,000	7.050%, 10/1/2030[a]	125,915
130,000	7.000%, 3/1/2032[a]	128,051
	Chicago, Illinois Tax Increment Capital Appreciation Tax Allocation Bonds (Series A) (ACA Insured)
7,200,000	Zero Coupon, 11/15/2014[a]	4,432,680

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

Municipal Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

	Cook County, Illinois Community Consolidated School District #15 Palatine Capital Appreciation General Obligation Bonds (FGIC Insured)
1,000,000	Zero Coupon, 12/1/2014[a,b]	847,540
	Cook County, Illinois General Obligation Bonds (Series A) (MBIA Insured)
2,500,000	6.250%, 11/15/2011[a]	2,815,575
	Cook County, Illinois School District #99 Cicero General Obligation Bonds (FGIC Insured)
1,250,000	8.500%, 12/1/2011[a]	1,462,988
1,565,000	8.500%, 12/1/2014[a]	2,034,437
1,815,000	8.500%, 12/1/2016[a]	2,464,062
	Du Page County, Illinois General Obligation Bonds (Stormwater Project)
1,000,000	5.600%, 1/1/2021	1,187,070
	Illinois Development Finance Authority Revenue Bonds (Midwestern University) (Series B)
1,000,000	6.000%, 5/15/2026[b]	1,120,280
	Illinois Educational Facilities Authority Revenue Bonds (Northwestern University)
4,900,000	5.250%, 11/1/2032[b]	5,868,779
	Illinois Educational Facilities Authority Student Housing Revenue Bonds (University Center Project)
1,000,000	6.625%, 5/1/2017[b]	1,174,560
	Illinois Health Facilities Authority Revenue Bonds (Bethesda Home and Retirement) (Series A)
1,600,000	6.250%, 9/1/2014	1,503,184

Principal Amount	Long-Term Fixed Income (99.2%)	Value
Illinois (9.7%) - continued
	Illinois Health Facilities Authority Revenue Bonds (Centegra Health Systems)
$2,000,000	5.250%, 9/1/2018	$1,947,120
	Illinois Health Facilities Authority Revenue Bonds (Lutheran General Health Care Facilities) (FSA Insured)
2,000,000	6.000%, 4/1/2018[a]	2,371,540
	Illinois Health Facilities Authority Revenue Bonds (Passavant Memorial Area Hospital Association)
2,500,000	6.000%, 10/1/2024[b]	2,737,500
	Illinois Health Facilities Authority Revenue Bonds (Rush- Presbyterian-St. Lukes) (Series A) (MBIA Insured)
2,785,000	5.250%, 11/15/2014[a]	2,785,641

	Illinois Health Facilities Authority Revenue Bonds (Swedish American Hospital)
3,960,000	6.875%, 11/15/2030[b]	4,224,964
	Illinois Health Facilities Authority Revenue Bonds (Thorek Hospital and Medical Center)
4,655,000	5.250%, 8/15/2018	4,379,377
	Illinois Health Facilities Authority Unrefunded Revenue Bonds (Series B) (MBIA/IBC Insured)
2,120,000	5.250%, 8/15/2018[a]	2,120,127
	Illinois State Sales Tax Revenue Bonds (Second Series)
7,900,000	5.750%, 6/15/2018	9,589,810
	Illinois State Sales Tax Revenue Bonds (Series L)
3,065,000	7.450%, 6/15/2012	3,636,531
	Illinois, Rush University Medical Center Finance Authority Refunding Bonds (Series B) (MBIA Insured)
2,000,000	5.250%, 11/1/2035[a]	1,472,000
	Illinois, Rush University Medical Center Finance Revenue Bond
3,000,000	7.250%, 11/1/2038[c]	2,957,760
	Joliet, Illinois Regional Port District Marine Term Revenue Bonds
1,205,000	0.030%, 10/1/2024	1,205,000
	McHenry County, Illinois Community High School District #157 General Obligation Bonds (FSA Insured)
3,035,000	9.000%, 12/1/2017[a]	4,315,466
	McLean County, Illinois Bloomington - Normal Airport Central Illinois Regional Authority Revenue Bonds (Subject to ‘AMT’)
4,000,000	6.050%, 12/15/2019	3,391,320

Principal Amount	Long-Term Fixed Income (99.2%)	Value
Illinois (9.7%) - continued
	Metropolitan Pier and Exposition Authority, Illinois State Tax Revenue Bonds (McCormick Place Exposition Project) (FGIC Insured)
$1,410,000	5.250%, 12/15/2028[a]	$1,413,624
	Metropolitan Pier and Exposition Authority, Illinois State Tax Revenue Bonds (McCormick Place Exposition Project) (Series A) (FGIC Insured)
885,000	5.500%, 6/15/2015[a]	1,020,582
17,505,000	Zero Coupon, 6/15/2020[a]	10,580,372

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

Municipal Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

	Metropolitan Pier and Exposition Authority, Illinois State Tax Revenue Bonds (McCormick Place Exposition Project) (Series A) (MBIA Insured)
3,100,000	Zero Coupon, 6/15/2024[a]	1,377,454
2,000,000	Zero Coupon, 12/15/2024[a]	865,520
	Metropolitan Pier and Exposition Authority, Illinois State Tax Revenue Bonds (McCormick Place Exposition Project) (Series B) (MBIA Insured)
7,000,000	Zero Coupon, 6/15/2012[a,d]	6,494,530
	Metropolitan Water Reclamation District of Greater Chicago General Obligation Refunding Bonds
6,550,000	5.250%, 12/1/2032	6,841,410
	Regional Transportation Authority, Illinois Revenue Bonds (Series A) (FGIC Insured)
3,000,000	6.700%, 11/1/2021[a]	3,718,350

	Total Illinois	115,211,929

Indiana (0.9%)
	Ball State University, Indiana University Student Fee Revenue Bonds (Series K) (FGIC Insured)
700,000	5.750%, 7/1/2020[a,b]	788,613
	East Chicago, Indiana Elementary School Building Corporation Revenue Bonds
1,185,000	6.250%, 1/5/2016	1,331,691
	Indiana Health and Educational Facilities Finance Authority Hospital Revenue Bonds
500,000	5.250%, 5/15/2041	443,160
	Indiana Transportation Finance Authority Highway Revenue Bonds (Series A)
250,000	6.800%, 12/1/2016	297,915
	Indiana Transportation Finance Authority Highway Revenue Bonds (Series A) (MBIA/IBC Insured)
985,000	7.250%, 6/1/2015[a,b]	1,051,172

Principal Amount	Long-Term Fixed Income (99.2%)	Value
Indiana (0.9%) - continued
	Indiana Transportation Finance Authority Highway Unrefunded Revenue Bonds (Series A) (MBIA/IBC Insured)
$3,565,000	7.250%, 6/1/2015[a]	$4,251,833
	Purdue University, Indiana Revenue Bonds (Student Fees) (Series L)
2,120,000	5.000%, 7/1/2020	2,204,758

	Total Indiana	10,369,142

Iowa (0.9%)
	Coralville, Iowa Urban Renewal Annual Appropriation Revenue Bonds (Tax Increment-H2)
2,085,000	5.000%, 6/1/2011	2,166,461
3,125,000	5.000%, 6/1/2021	2,905,281
	Iowa Finance Authority Health Care Facilities Revenue Bonds (Genesis Medical Center)
4,500,000	6.250%, 7/1/2025	4,538,790
	Iowa Finance Authority Single Family Revenue Bonds (Series E)
1,690,000	5.000%, 1/1/2037	1,332,177

	Total Iowa	10,942,709

Kansas (0.7%)
	Kansas State Development Finance Authority Health Facility Revenue Bonds
90,000	5.375%, 11/15/2024[b]	100,427
910,000	5.375%, 11/15/2024	918,445
	Olathe, Kansas Health Facilities Revenue Bonds (Olathe Medical Center Project) (Series A) (AMBAC Insured)
2,000,000	5.500%, 9/1/2025[a]	2,004,380
	Salina, Kansas Hospital Revenue Bonds
1,725,000	5.000%, 10/1/2036	1,294,613
	Sedgwick and Shawnee Counties, Kansas Single Family Mortgage Revenue Bonds (Series A-2) (GNMA Insured)
200,000	6.700%, 6/1/2029[a]	201,528
	Wyandotte County/Kansas City, Kansas Unified Government Special Obligation Revenue Bonds (2nd Lien-B)
4,350,000	5.000%, 12/1/2020	3,790,416

	Total Kansas	8,309,809

Kentucky (0.7%)
	Kentucky Economic Development Authority Louisville Arena Project Revenue Bonds
1,000,000	6.000%, 12/1/2033	990,980

Principal Amount	Long-Term Fixed Income (99.2%)	Value
Kentucky (0.7%) - continued
	Kentucky State Turnpike Authority Economic Development Revenue Bonds (Revitalization Project) (FGIC Insured)
$5,345,000	Zero Coupon, 1/1/2010[a]	$5,271,987
	Paducah Kentucky Electric Plant Board Revenue Bonds (Series A)
2,500,000	5.250%, 10/1/2035	2,447,150

	Total Kentucky	8,710,117

Louisiana (2.4%)
	Jefferson Parish, Louisiana Home Mortgage Authority Single Family Mortgage Revenue Bonds (Series A-2) (GNMA/FNMA Insured) (Subject to ‘AMT’)
450,000	7.500%, 12/1/2030[a]	461,043

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

Municipal Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

	Jefferson Parish, Louisiana Home Mortgage Authority Single Family Mortgage Revenue Bonds (Series D-1) (GNMA/FNMA Insured) (Subject to ‘AMT’)
140,000	7.500%, 6/1/2026[a]	142,856
	Louisiana Housing Finance Agency Single Family Mortgage Revenue Bonds (Series D-2) (GNMA/FNMA Insured) (Subject to ‘AMT’)
60,000	7.050%, 6/1/2031[a]	59,928
	Louisiana Public Facilities Authority Hospital Revenue Bonds (Lake Charles Memorial) (AMBAC/TCRS Insured)
3,000,000	8.625%, 12/1/2030[a,b]	3,437,520
	Louisiana Public Facilities Authority Revenue Bonds (MBIA Insured)
4,745,000	5.250%, 3/1/2031[a]	3,818,492
	New Orleans, Louisiana General Obligation Bonds (AMBAC Insured)
6,500,000	Zero Coupon, 9/1/2012[a]	5,796,505
	Parish of St. John Baptist, Louisiana Revenue Bonds (Marathon Oil Corporation Project) (Series 2007A) (Non-AMT)
13,000,000	5.125%, 6/1/2037	8,727,550
	Regional Transportation Authority, Louisiana Sales Tax Revenue Bonds (Series A) (FGIC Insured)
2,605,000	8.000%, 12/1/2012[a]	3,136,029
	Tobacco Settlement Financing Corporation, Louisiana Revenue Bonds (Series 2001-B)
4,200,000	5.500%, 5/15/2030	3,205,776

	Total Louisiana	28,785,699

Principal Amount	Long-Term Fixed Income (99.2%)	Value
Maryland (0.8%)
	Maryland State Economic Development Corporation Revenue Bonds (Lutheran World Relief)
$1,815,000	7.200%, 4/1/2025[b]	$1,978,550
	Maryland State Economic Development Corporation Student Housing Revenue Bonds (Sheppard Pratt) (ACA Insured)
1,550,000	6.000%, 7/1/2033[a]	977,414
	Maryland State Health and Higher Educational Facilities Authority Revenue Bonds (University of Maryland Medical System)
1,000,000	6.000%, 7/1/2022[b]	1,136,450
	Morgan State University, Maryland Academic and Auxiliary Facilities Fees Revenue Bonds (MBIA Insured)
4,500,000	6.050%, 7/1/2015[a]	5,203,035

	Prince George’s County, Maryland Housing Authority Single Family Mortgage Revenue Bonds (Series A) (GNMA/FNMA/FHLMC Insured) (Subject to ‘AMT’)
5,000	7.400%, 8/1/2032[a]	5,038

	Total Maryland	9,300,487

Massachusetts (3.1%)
	Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds (Series B) (MBIA Insured)
5,000,000	5.500%, 7/1/2025[a]	5,644,050
	Massachusetts State Construction Lien General Obligation Bonds (Series A) (FGIC-TCRS Insured)
4,935,000	5.250%, 1/1/2013[a]	5,592,687
	Massachusetts State Development Finance Agency Revenue Bonds (Devens Electric Systems)
725,000	5.625%, 12/1/2016	736,876
	Massachusetts State Health and Educational Facilities Authority Revenue Bonds
15,000,000	5.250%, 7/1/2033	15,611,100
	Massachusetts State Health and Educational Facilities Authority Revenue Bonds (Partners Healthcare System) (Series C)
1,000,000	6.000%, 7/1/2016	1,047,480
	Massachusetts State School Building Authority Dedicated Sales Tax Revenue Bonds (Series A) (MBIA Insured)
3,000,000	5.000%, 8/15/2027[a]	3,048,360

Principal Amount	Long-Term Fixed Income (99.2%)	Value
Massachusetts (3.1%) - continued
	Massachusetts State Water Pollution Abatement Trust Revenue Bonds
$5,000,000	5.000%, 8/1/2024	$5,398,750

	Total Massachusetts	37,079,303

Michigan (2.6%)
	East Lansing, Michigan Building Authority General Obligation Bonds
2,000,000	5.700%, 4/1/2020	2,391,180
	Kalamazoo, Michigan Hospital Finance Authority Revenue Bonds
3,250,000	5.000%, 5/15/2026	2,935,465
	Livonia, Michigan Public Schools School District General Obligation Bonds (FGIC Insured)
1,500,000	Zero Coupon, 5/1/2009[a,b]	1,495,230
	Michigan Public Power Agency Revenue Bonds (Combustion Turbine #1 Project) (Series A) (AMBAC Insured)
1,380,000	5.250%, 1/1/2016[a]	1,463,449

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

Municipal Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

	Michigan State Hospital Finance Authority Revenue Bonds (Detroit Medical Center)
45,000	8.125%, 8/15/2012	45,024
	Michigan State Hospital Finance Authority Revenue Bonds (MBIA Insured)
2,825,000	5.375%, 8/15/2014[a,b]	3,173,746
	Michigan State Hospital Finance Authority Revenue Bonds (Series P) (MBIA Insured)
175,000	5.375%, 8/15/2014[a,b]	186,865
	Michigan State Hospital Finance Authority Revenue Refunding Bonds (Crittenton Hospital) (Series A)
2,750,000	5.500%, 3/1/2022	2,665,190
	Michigan State Trunk Line Fund Revenue Bonds (FSA Insured)
5,000,000	5.000%, 11/1/2022[a]	5,292,600
	Rochester, Michigan Community School District General Obligation Bonds (MBIA Insured)
4,500,000	5.000%, 5/1/2019[a]	5,193,900
	Sault Ste. Marie, Michigan Chippewa Indians Housing Authority Revenue Bonds (Tribal Health and Human Services Center)
2,340,000	7.750%, 9/1/2012	2,326,873
	St. Clair County, Michigan Economic Development Corporation Revenue Bonds (Detroit Edison) (Series AA) (AMBAC Insured)
2,000,000	6.400%, 8/1/2024[a]	1,992,200

Principal Amount	Long-Term Fixed Income (99.2%)	Value
Michigan (2.6%) - continued
	Summit Academy North, Michigan Public School Academy Certificates of Participation
$990,000	6.550%, 7/1/2014[b]	$1,067,804
690,000	8.375%, 7/1/2030[b]	761,284

	Total Michigan	30,990,810

Minnesota (3.6%)
	Baytown Township Minnesota Revenue Bonds
1,000,000	7.000%, 8/1/2038	764,830
	Minneapolis and St. Paul, Minnesota Housing & Redevelopment Authority Healthcare System Revenue Bonds (Healthpartners Obligation Group Project)
800,000	6.000%, 12/1/2021	658,520
	Minneapolis and St. Paul, Minnesota Metropolitan Airports Commission Airport Revenue Bonds (Series A) (AMBAC Insured)
5,000,000	5.000%, 1/1/2035[a]	4,414,750
	Minneapolis and St. Paul, Minnesota Metropolitan Airports Commission Airport Revenue Bonds (Series B)
2,030,000	5.000%, 1/1/2022	1,814,373

	Minneapolis and St. Paul, Minnesota Metropolitan Airports Commission Airport Revenue Bonds (Series C) (FGIC Insured)
5,000,000	5.000%, 1/1/2031[a]	4,428,150
	Minneapolis, Minnesota Community Development Agency Tax Increment Revenue Bonds (MBIA Insured)
7,685,000	Zero Coupon, 3/1/2009[a]	7,651,225
	Minnesota Agricultural and Economic Development Board Health Care System Unrefunded Balance Revenue Bonds (Fairview Hospital) (Series A) (MBIA Insured)
85,000	5.750%, 11/15/2026[a]	83,865
	Minnesota Higher Education Facilities Authority Revenue Bonds (College of Art and Design) (Series 5-D)
1,000,000	6.625%, 5/1/2020[b]	1,070,900
	Minnesota Higher Education Facilities Authority Revenue Bonds (University of St. Thomas) (Series 5-Y)
530,000	5.250%, 10/1/2019	560,745
	North Oaks, Minnesota Senior Housing Revenue Bonds (Presbyterian Homes, North Oaks)
2,000,000	6.125%, 10/1/2039	1,430,360

Principal Amount	Long-Term Fixed Income (99.2%)	Value
Minnesota (3.6%) - continued
	Northern Municipal Power Agency Minnesota Electric System Revenue Bonds (Series A)
$2,000,000	5.000%, 1/1/2026	$1,959,680
	Northfield, Minnesota Hospital Revenue Bonds (Series C)
1,000,000	6.000%, 11/1/2021[b]	1,119,540
1,300,000	6.000%, 11/1/2026[b]	1,455,402
2,040,000	6.000%, 11/1/2031[b]	2,283,862
	St. Louis Park, Minnesota Health Care Facilities Revenue Bonds
2,000,000	5.250%, 7/1/2030[b]	2,283,080
1,000,000	5.750%, 7/1/2030	903,180
	St. Paul, Minnesota Housing and Redevelopment Authority Educational Facility Revenue Bonds
4,000,000	5.000%, 10/1/2024	4,033,320
	St. Paul, Minnesota Housing and Redevelopment Authority Health Care Facilities Revenue Bonds (Healthpartners Obligation Group PJ)
230,000	5.250%, 5/15/2019	184,405
1,500,000	5.250%, 5/15/2036	975,360
	St. Paul, Minnesota Housing and Redevelopment Authority Lease Parking Facilities Revenue Bonds (Rivercentre Parking Ramp)
1,690,000	6.000%, 5/1/2013	1,705,514

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

Municipal Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

	White Earth Band of Chippewa Indians, Minnesota Revenue Bonds (Series A) (ACA Insured)
3,195,000	7.000%, 12/1/2011[a]	3,195,575

	Total Minnesota	42,976,636

Missouri (1.9%)
	Jackson County, Missouri Special Obligation Harry S. Truman Sports Complex Revenue Bonds (AMBAC Insured)
7,500,000	5.000%, 12/1/2027[a]	7,481,325
	Missouri State Environmental Improvement and Energy Resources Authority Pollution Control Revenue Bonds (Associated Electric Coop Project)
2,000,000	4.375%, 12/1/2034	2,070,400
	Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Revenue Bonds (Series A)
1,000,000	5.250%, 1/1/2018	1,084,670
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds
2,500,000	5.000%, 5/15/2020	2,525,300

Principal Amount	Long-Term Fixed Income (99.2%)	Value
Missouri (1.9%) - continued
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (Barnes Jewish, Inc. Christian) (Series A)
$3,000,000	5.250%, 5/15/2014	$3,195,810
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (Lake Regional Health Securities Project)
1,500,000	5.600%, 2/15/2025	1,189,365
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (Saint Anthony’s Medical Center)
1,000,000	6.250%, 12/1/2030[b]	1,103,160
	Missouri State Health and Educational Facilities Authority Revenue Bonds (Lake of the Ozarks)
655,000	6.500%, 2/15/2021	594,033
	Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Series B-1) (GNMA/FNMA Insured) (Subject to ‘AMT’)
120,000	7.450%, 9/1/2031[a]	120,827
	Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Series C-1) (GNMA/FNMA Insured)
105,000	6.550%, 9/1/2028[a]	103,714

	Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Series C-1) (GNMA/FNMA Insured) (Subject to ‘AMT’)
225,000	7.150%, 3/1/2032[a]	225,697
	St. Charles County, Missouri Francis Howell School District General Obligation Bonds (Series A)
2,000,000	5.250%, 3/1/2018	2,365,600

	Total Missouri	22,059,901

Montana (0.9%)
	Montana Facility Finance Authority Revenue Providence Health and Services Revenue Bonds
2,830,000	5.000%, 10/1/2024	2,734,374
	Montana State Board of Housing Single Family Mortgage Revenue Bonds (Series A-1)
40,000	6.000%, 6/1/2016	40,084

Principal Amount	Long-Term Fixed Income (99.2%)	Value
Montana (0.9%) - continued
	Montana State Board of Housing Single Family Mortgage Revenue Bonds (Series A-2) (Subject to ‘AMT’)
$140,000	6.250%, 6/1/2019	$132,359
	Montana State Board of Regents Revenue Bonds (Higher Education-University of Montana) (Series F) (MBIA Insured)
1,165,000	5.750%, 5/15/2016[a]	1,238,011
	Montana State Health Facilities Authority Revenue Bonds (Hillcrest Senior Living Project)
3,000,000	7.375%, 6/1/2030[b]	3,286,140
	Montana State Hospital Finance Authority Revenue Refunding Bonds
3,860,000	5.250%, 6/1/2018	3,803,837

	Total Montana	11,234,805

Nebraska (1.7%)
	Douglas County, Nebraska Hospital Authority Revenue Bonds
2,000,000	5.750%, 11/1/2048	1,616,920
	Nebraska Public Power District Revenue Bonds (Series B) (AMBAC Insured)
2,500,000	5.000%, 1/1/2013[a]	2,764,675
	Omaha, Nebraska Public Power District Electric Revenue Bonds (Series A)
5,780,000	5.000%, 2/1/2046	5,411,467
	Omaha, Nebraska Public Power District Revenue Bonds (Series B)
3,455,000	6.150%, 2/1/2012[b]	3,668,243
	Omaha, Nebraska Special Assessment Bonds (Riverfront Redevelopment Project) (Series A)
1,675,000	5.500%, 2/1/2015	1,831,478

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

Municipal Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

	University of Nebraska Revenue Bonds (Lincoln Student Fees & Facilities) (Series B)
5,000,000	5.000%, 7/1/2023	5,152,450

	Total Nebraska	20,445,233

New Jersey (1.8%)
	Hudson County, New Jersey Department of Finance and Administration Certificates of Participation (MBIA Insured)
2,000,000	6.250%, 12/1/2015[a]	2,442,540
	New Jersey State Highway Authority Revenue Bonds (Series L)
1,000,000	5.250%, 7/15/2018	1,191,140

Principal Amount	Long-Term Fixed Income (99.2%)	Value
New Jersey (1.8%) - continued
	New Jersey State Turnpike Authority Revenue Bonds (Series C) (AMBAC-TCRS Insured)
$745,000	6.500%, 1/1/2016[a]	$885,134
260,000	6.500%, 1/1/2016[a,b]	309,741
3,695,000	6.500%, 1/1/2016[a,b]	4,401,890
	New Jersey Transportation Trust Fund Authority Revenue Bonds (Transportation System) (Series A) (FSA Insured)
5,000,000	5.500%, 12/15/2016[a]	5,885,000
	Ocean County, New Jersey Utilities Authority Wastewater Revenue Bonds
3,180,000	5.250%, 1/1/2025	3,467,695
	West New York, New Jersey Municipal Utilities Authority Revenue Bonds (FGIC Insured)
2,595,000	Zero Coupon, 12/15/2009[a,b]	2,572,294

	Total New Jersey	21,155,434

New Mexico (1.0%)
	Jicarilla, New Mexico Apache Nation Revenue Bonds (Series A)
3,500,000	5.500%, 9/1/2023	3,580,675
	New Mexico Mortgage Finance Authority Single Family Mortgage Capital Appreciation Revenue Bonds (Series D-2) (Subject to ‘AMT’)
145,000	Zero Coupon, 9/1/2009[d]	135,273
	New Mexico Mortgage Finance Authority Single Family Mortgage Revenue Bonds (Series C-2) (GNMA/FNMA Insured) (Subject to ‘AMT’)
475,000	6.950%, 9/1/2031[a]	477,570
	Sandoval County, New Mexico Incentive Payment Revenue Bonds
7,500,000	5.000%, 6/1/2020	7,829,850

	Total New Mexico	12,023,368

New York (8.1%)
	Metropolitan Transportation Authority, New York Transportation Facilities Revenue Bonds (Series A)
5,000,000	5.500%, 7/1/2017	5,664,400

	Metropolitan Transportation Authority, New York Transportation Facilities Revenue Bonds (Series O)
4,225,000	5.750%, 7/1/2013[b]	4,593,505
	New York State Dormitory Authority Revenue Bonds (Series B)
4,000,000	5.250%, 5/15/2012	4,189,640

Principal Amount	Long-Term Fixed Income (99.2%)	Value
New York (8.1%) - continued
	New York State Dormitory Authority Revenue Bonds (State University Educational Facilities) (Series A)
$2,000,000	7.500%, 5/15/2013	$2,387,280
5,000,000	5.875%, 5/15/2017	5,744,600
	New York State Local Government Assistance Corporation Revenue Bonds (Series E) (MBIA/IBC Insured)
2,000,000	5.250%, 4/1/2016[a]	2,277,860
	New York State Mortgage Agency Revenue Bonds (Series 26)
495,000	5.350%, 10/1/2016	478,254
	New York State Thruway Authority Revenue Bonds (Series B) (FSA Insured)
2,500,000	5.000%, 4/1/2015[a]	2,865,350
	New York State Urban Development Corporation Revenue Bonds (Correctional and Youth Facilities) (Series A)
20,000,000	5.000%, 1/1/2017	20,593,400
	New York State Urban Development Corporation Revenue State Personal Income Tax Bonds Series B-1
2,000,000	5.000%, 3/15/2036	1,908,560
	New York, New York City Municipal Water and Sewer System Revenue Bonds (Series A) (AMBAC Insured)
2,000,000	5.875%, 6/15/2012[a,b]	2,303,740
	New York, New York City Transitional Finance Authority Revenue Bonds
735,000	5.375%, 11/15/2021[b]	771,405
	New York, New York City Transitional Finance Authority Revenue Bonds (Future Tax Secured) (Series A)
8,940,000	5.500%, 11/1/2011[d]	9,465,493
1,805,000	5.375%, 11/15/2021[b]	2,075,461
	New York, New York City Transitional Finance Authority Revenue Bonds (Future Tax Secured) (Series B)
13,000,000	5.250%, 2/1/2011[d]	13,551,070
	New York, New York General Obligation Bonds (Series A)
1,750,000	5.500%, 8/1/2022	1,811,810
	New York, New York General Obligation Bonds (Series B)
12,000,000	5.250%, 8/1/2017	13,072,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

Municipal Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

	New York, New York General Obligation Bonds (Series H) (FSA/CR Insured)
655,000	5.250%, 3/15/2016[a,b]	665,218

Principal Amount	Long-Term Fixed Income (99.2%)	Value
New York (8.1%) - continued
	New York, New York Municipal Water Finance Authority and Sewer System Revenue Bonds
$1,000,000	5.750%, 6/15/2040	$1,054,700

	Total New York	95,473,946

North Carolina (2.4%)
	North Carolina Eastern Municipal Power Agency Power System Prerefunded Revenue Bonds (Series A)
1,475,000	6.000%, 1/1/2026[b]	1,818,911
	North Carolina Eastern Municipal Power Agency Power System Revenue Bonds
4,000,000	5.375%, 1/1/2017	4,059,560
7,170,000	5.250%, 1/1/2020	6,823,259
	North Carolina Eastern Municipal Power Agency Power System Revenue Bonds (Series B)
2,375,000	5.500%, 1/1/2021	2,265,109
	North Carolina Eastern Municipal Power Agency Power System Revenue Bonds (Series D)
5,000,000	5.500%, 1/1/2014	5,262,750
2,000,000	6.750%, 1/1/2026	1,964,300
	North Carolina Municipal Power Agency #1 Catawba Electric Revenue Bonds (Series B)
610,000	6.375%, 1/1/2013	634,058
	North Carolina Municipal Power Agency #1 Catawba Electric Revenue Bonds (Series B) (MBIA Insured)
4,000,000	6.000%, 1/1/2011[a]	4,322,320
	Wake County, North Carolina Industrial, Facilities, and Pollution Control Revenue Bonds (Carolina Power and Light Company Project)
1,000,000	5.375%, 2/1/2017	1,019,920

	Total North Carolina	28,170,187

North Dakota (0.8%)
	Grand Forks, North Dakota Health Care System Revenue Bonds (Altru Health Systems Group)
3,500,000	7.125%, 8/15/2024[b]	3,849,615
	South Central Regional Water District, North Dakota Utility System Revenue Bonds (Northern Burleigh County) (Series A)
2,945,000	5.650%, 10/1/2029	2,923,472

Principal Amount	Long-Term Fixed Income (99.2%)	Value
North Dakota (0.8%) - continued
	Ward County, North Dakota Health Care Facilities Revenue Bonds (Trinity Medical Center) (Series B)
$3,250,000	6.250%, 7/1/2021	$2,782,260

	Total North Dakota	9,555,347

Ohio (3.0%)
	Akron, Ohio Economic Development Revenue Bonds (MBIA Insured)
875,000	6.000%, 12/1/2012[a]	973,473
	Buckeye Tobacco Settlement Financing Authority Bonds (Series A-2)
7,000,000	5.125%, 6/1/2024	5,104,610
	Lorain County, Ohio Hospital Revenue Bonds (Catholic Healthcare Partners)
2,000,000	5.400%, 10/1/2021	2,018,680
	Lucas County, Ohio Health Care Facilities Revenue Bonds (Sunset Retirement) (Series A)
2,000,000	6.550%, 8/15/2024	1,757,520
	Montgomery County, Ohio Hospital Revenue Bonds (Kettering Medical Center)
2,000,000	6.750%, 4/1/2018[b]	2,147,720
2,500,000	6.750%, 4/1/2022[b]	2,684,650
	Ohio State Higher Education Faculty Revenue Bonds (Case Western Reserve University)
2,000,000	6.500%, 10/1/2020	2,442,880
	Ohio State Turnpike Commission Turnpike Revenue Bonds
10,000,000	5.500%, 2/15/2026	10,675,400
	Ohio State Turnpike Commission Turnpike Revenue Bonds (Series A) (FGIC Insured)
2,000,000	5.500%, 2/15/2024[a]	2,233,700
	Port of Greater Cincinnati Development Authority Revenue Bonds
1,750,000	5.000%, 10/1/2025	1,343,510
	Reynoldsburg, Ohio City School District General Obligation Bonds (FSA Insured)
1,610,000	5.000%, 12/1/2028[a]	1,627,710
	University of Cincinnati, Ohio General Receipts Revenue Bonds (Series D) (AMBAC Insured)
2,545,000	5.000%, 6/1/2016[a]	2,759,747

	Total Ohio	35,769,600

Oklahoma (0.7%)
	Bass, Oklahoma Memorial Baptist Hospital Authority Hospital Revenue Bonds (Bass Memorial Hospital Project)
730,000	8.350%, 5/1/2009[b]	730,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

Municipal Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value
Oklahoma (0.7%) - continued
	Oklahoma Development Finance Authority Hospital Revenue Bonds (Unity Health Center Project)
$1,040,000	5.000%, 10/1/2011	$1,055,434
	Oklahoma Housing Finance Agency Single Family Mortgage Revenue Bonds (Series C-2) (Subject to ‘AMT’)
125,000	7.550%, 9/1/2028	122,893
	Oklahoma Housing Finance Agency Single Family Mortgage Revenue Bonds (Series D-2) (GNMA/FNMA Insured) (Subject to ‘AMT’)
150,000	7.100%, 9/1/2028[a]	149,008
	Oklahoma State Municipal Power Authority Revenue Bonds
1,500,000	6.000%, 1/1/2038	1,542,600
	Oklahoma State Municipal Power Authority Revenue Bonds (Series B) (MBIA Insured)
1,500,000	5.875%, 1/1/2012[a]	1,609,095
	Payne County, Oklahoma Economic Development Authority Student Housing Revenue Bonds (Collegiate Housing Foundation) (Series A)
2,900,000	6.375%, 6/1/2030[b]	3,223,176

	Total Oklahoma	8,432,206

Pennsylvania (2.3%)
	Allegheny County, Pennsylvania Redevelopment Authority Tax Increment Tax Allocation Bonds (Waterfront Project) (Series B)
465,000	6.000%, 12/15/2010	496,550
	Allegheny County, Pennsylvania Redevelopment Authority Tax Increment Tax Allocation Bonds (Waterfront Project) (Series C)
1,825,000	6.550%, 12/15/2017[b]	1,942,621
	Allegheny County, University of Pittsburgh Medical Center Hospital Development Authority Revenue Bonds (Series B)
3,000,000	5.000%, 6/15/2018	3,141,450
	Carbon County, Pennsylvania Industrial Development Authority Revenue Bonds (Panther Creek Partners Project) (Subject to ‘AMT’)
1,670,000	6.650%, 5/1/2010	1,675,494
	Cornwall Lebanon, Pennsylvania School District Capital Appreciation General Obligation Bonds (FSA Insured)
2,000,000	Zero Coupon, 3/15/2016[a]	1,617,060
1,520,000	Zero Coupon, 3/15/2017[a]	1,168,272

Principal Amount	Long-Term Fixed Income (99.2%)	Value
Pennsylvania (2.3%) - continued
	Cumberland County, Pennsylvania Municipal Authority Revenue Bonds (Diakon Lutheran Ministries)
$2,750,000	5.000%, 1/1/2027	$1,853,445
2,000,000	5.000%, 1/1/2036	1,240,920
	Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds
200,000	0.430%, 12/1/2015	200,000
	Lancaster County, Pennsylvania Hospital Authority Revenue Bonds
2,000,000	5.500%, 3/15/2026[b]	2,308,920
	Millcreek Township, Pennsylvania School District General Obligation Bonds (FGIC Insured)
3,170,000	Zero Coupon, 8/15/2009[a,b]	3,147,113
	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds
5,000,000	6.250%, 6/1/2038	5,259,050
	Philadelphia, Pennsylvania Authority for Industrial Development Revenue Bonds (Please Touch Museum Project)
2,000,000	5.250%, 9/1/2026	1,527,420
	York County, Pennsylvania Solid Waste & Refuse Authority Solid Waste System Revenue Bonds (FGIC Insured)
1,000,000	5.500%, 12/1/2012[a]	1,141,720

	Total Pennsylvania	26,720,035

Puerto Rico (0.5%)
	Puerto Rico Industrial Tourist Educational Medical and Environmental Central Facilities Revenue Bonds (AES Cogen Facilities Project) (Subject to ‘AMT’)
6,655,000	6.625%, 6/1/2026	5,894,799

	Total Puerto Rico	5,894,799

South Carolina (1.8%)
	Greenwood County, South Carolina Hospital Revenue Bonds (Self Memorial Hospital)
1,000,000	5.500%, 10/1/2026	933,010
	Piedmont, South Carolina Municipal Power Agency Electric Revenue Bonds (FGIC Insured)
4,000,000	6.250%, 1/1/2021[a]	4,166,960
5,000,000	5.000%, 1/1/2022[a]	4,588,600
	South Carolina Jobs Economic Development Authority Hospital Facilities Prerefunded Revenue Bonds (Palmetto Health Alliance) (Series C)
605,000	6.875%, 8/1/2027[b]	736,037
4,895,000	6.875%, 8/1/2027[b]	5,955,208

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

Municipal Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value
South Carolina (1.8%) - continued
	South Carolina State Public Service Authority Revenue Bonds
$2,500,000	5.500%, 1/1/2038	$2,511,225
	Spartanburg, South Carolina Waterworks Revenue Bonds (FGIC Insured)
2,000,000	5.250%, 6/1/2028[a,b]	2,361,080

	Total South Carolina	21,252,120

South Dakota (0.8%)
	South Dakota Educational Enhancement Funding Corporation Tobacco Settlement Revenue Bonds (Series B)
5,000,000	6.500%, 6/1/2032	3,576,850
	South Dakota State Health and Educational Facilities Authority Revenue Bonds
5,000,000	5.000%, 11/1/2040	4,056,150
	South Dakota State Health and Educational Facilities Authority Revenue Bonds (Prairie Lakes Health Care System, Inc.)
1,170,000	5.625%, 4/1/2032	976,716
	South Dakota State Health and Educational Facilities Authority Revenue Bonds (Prairie Lakes Health Care System, Inc.) (ACA/CBI Insured)
1,770,000	5.650%, 4/1/2022[a]	1,391,308

	Total South Dakota	10,001,024

Tennessee (1.6%)
	Jackson Tennessee Hospital Revenue Bonds
3,000,000	5.750%, 4/1/2041	2,769,570
	Memphis-Shelby County, Tennessee Airport Authority Special Facilities and Project Revenue Bonds (Federal Express Corporation)
2,000,000	5.350%, 9/1/2012	2,052,840
	Memphis-Shelby County, Tennessee Airport Authority Special Facilities Revenue Bonds (Federal Express Corporation)
4,500,000	5.050%, 9/1/2012	4,574,790
	Metropolitan Government, Nashville and Davidson County, Tennessee Industrial Development Board Revenue Bonds (Series A) (GNMA Insured)
4,155,000	6.625%, 3/20/2036[a]	4,210,261

Principal Amount	Long-Term Fixed Income (99.2%)	Value
Tennessee (1.6%) - continued
	Shelby County, Tennessee Health Educational and Housing Facilities Board Revenue Bonds (St. Jude Children’s Research Project)
$5,000,000	5.375%, 7/1/2024[b]	$5,192,250

	Total Tennessee	18,799,711

Texas (11.9%)
	Alliance Airport Authority, Texas Facilities Income Revenue Bonds
10,000,000	4.850%, 4/1/2021	7,552,900
	Amarillo, Texas Health Facilities Corporation Revenue Bonds (Baptist St. Anthony’s Hospital Corporation) (FSA Insured)
2,000,000	5.500%, 1/1/2017[a]	2,092,480
	Arlington, Texas Independent School District Capital Appreciation Refunding General Obligation Bonds (PSF/GTD Insured)
2,165,000	Zero Coupon, 2/15/2009[a]	2,156,739
	Austin, Texas Utility System Revenue Bonds (FGIC Insured)
2,250,000	6.000%, 11/15/2013[a]	2,533,545
	Austin, Texas Utility System Revenue Capital Appreciation Refunding Bonds (Financial Services Department) (Series A) (MBIA Insured)
8,100,000	Zero Coupon, 11/15/2009[a]	7,992,432
	Bexar County, Texas Housing Finance Corporation Multi-Family Housing Revenue Bonds (Dymaxion and Marrach Park Apartments) (Series A) (MBIA Insured)
1,930,000	6.000%, 8/1/2023[a]	1,552,801
	Bexar County, Texas Housing Finance Corporation Multi-Family Housing Revenue Bonds (Pan American Apartments) (Series A-1) (GNMA Insured)
1,720,000	7.000%, 3/20/2031[a]	1,820,448
	Bluebonnet Trails Community Mental Health and Mental Retardation Revenue Bonds
1,000,000	6.125%, 12/1/2016	902,040
	Corpus Christi, Texas General Obligation Bonds (Series A) (FSA Insured)
500,000	5.000%, 3/1/2012[a]	550,805
	Dallas Texas Independent School District General Obligation Bonds
10,000,000	6.375%, 2/15/2034	10,951,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

Municipal Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value
Texas (11.9%) - continued
	Dallas-Fort Worth, Texas International Airport Revenue Bonds (Series A) (MBIA Insured) (Subject to ‘AMT’)
$1,000,000	5.500%, 11/1/2016[a]	$1,019,520
	Dallas-Fort Worth, Texas International Airport Revenue Bonds (Series A) (Subject to ‘AMT’)
500,000	5.500%, 11/1/2017	505,335
	Dallas-Fort Worth, Texas Regional Airport Revenue Bonds
9,750,000	6.125%, 11/1/2018	9,795,532
	Deer Park, Texas Independent School District General Obligation Bonds (PSF/GTD Insured)
1,375,000	5.000%, 2/15/2013[a]	1,549,309
	Denton, Texas Independent School District General Obligation Bonds (PSF/GTD Insured)
475,000	6.250%, 2/15/2009[a]	475,083
	Denton, Texas Utility System Revenue Bonds (Series A) (FSA Insured)
3,210,000	5.250%, 12/1/2015[a]	3,583,451
	Gulf Coast Waste Disposal Authority, Texas Pollution Control Revenue Bonds
1,450,000	0.030%, 10/1/2024	1,450,000
	Gulf Coast Waste Disposal Authority, Texas Pollution Control Revenue Bonds (Exxon Project) (GTY/AGMT Insured)
4,400,000	0.030%, 6/1/2020[a]	4,400,000
	Harris County Texas Industrial Development Corporation Pollution Control Revenue Bonds
1,800,000	0.030%, 3/1/2024	1,800,000
900,000	0.030%, 3/1/2024	900,000
	Harris County, Houston, Texas General Obligation Bonds (MBIA Insured)
7,000,000	Zero Coupon, 8/15/2024[a]	3,125,360
6,500,000	5.250%, 8/15/2047[a]	6,017,115
	Harris County, Texas Health Facilities Development Authority Hospital Revenue Bonds
2,000,000	7.250%, 12/1/2035	2,135,660
	Harris County, Texas Health Facilities Development Authority Hospital Revenue Bonds (Memorial Hermann Healthcare Project) (Series A)
2,000,000	6.375%, 6/1/2029[b]	2,252,060
	Houston, Texas Airport System Revenue Bonds (Series A) (FSA Insured) (Subject to ‘AMT’)
2,000,000	5.625%, 7/1/2030[a]	1,681,400

Principal Amount	Long-Term Fixed Income (99.2%)	Value
Texas (11.9%) - continued
	Houston, Texas Water and Sewer System Revenue Bonds (Series A) (FSA Insured)
$5,000,000	5.750%, 12/1/2032[a,b]	$5,571,900
	Lewisville, Texas Independent School District General Obligation Bonds (PSF/GTD Insured)
5,315,000	Zero Coupon, 8/15/2019[a]	3,582,948
	Lower Colorado River Authority, Texas Unrefunded Balance Revenue Bonds (Series A)
1,000,000	5.875%, 5/15/2015	1,019,360
	North East Independent School District Texas Unlimited Tax Refunding Bonds
5,000,000	5.250%, 2/1/2028	5,278,300
	North Texas Health Facilities Development Corporation Hospital Revenue Bonds (United Regional Healthcare System, Inc.)
2,600,000	6.000%, 9/1/2023[b]	3,073,694
	North Texas Tollway Authority Revenue Bonds (Series A)
1,000,000	5.625%, 1/1/2033	935,820
	North Texas Tollway Authority Revenue Bonds (Series D)
5,000,000	Zero Coupon, 1/1/2028	1,522,100
26,125,000	Zero Coupon, 1/1/2034	5,047,872
	Nueces County, Texas Housing Finance Corporation Multi-Family Housing Revenue Bonds (Dolphins Landing Apartments Project) (Series A)
190,000	6.250%, 7/1/2010[b]	195,651
	Ridge Parc Development Corporation, Texas Multifamily Revenue Bonds (GNMA Insured)
1,000,000	6.100%, 6/20/2033[a]	1,023,120
2,795,000	6.150%, 11/20/2041[a]	2,859,481
	San Antonio, Texas General Obligation Bonds (General Improvements)
425,000	5.250%, 2/1/2014	452,782
	San Antonio, Texas Water Revenue Bonds (FSA Insured)
1,000,000	5.500%, 5/15/2018[a]	1,088,610
1,000,000	5.500%, 5/15/2019[a]	1,080,110
1,000,000	5.500%, 5/15/2020[a]	1,070,710
	San Leanna Education Facilities Corporation
1,000,000	5.125%, 6/1/2027	715,330
	San Leanna Education Facilities Corporation Higher Education Revenue Bonds (Saint Edward’s University Project) (Series 2007)
1,160,000	5.125%, 6/1/2024	869,118

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

Municipal Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value
Texas (11.9%) - continued
	Southeast Texas Housing Finance Corporation Revenue Bonds (MBIA Insured)
$11,615,000	Zero Coupon, 9/1/2017[a,b]	$8,780,011
	Tarrant County, Texas College District General Obligation Bonds
1,410,000	5.375%, 2/15/2013	1,611,024
	Tarrant County, Texas Cultural Educational Facilities Finance Corporation Revenue Bonds (Texas Health Resources) (Series A)
2,000,000	5.000%, 2/15/2023	1,871,240
	Texas State Veterans Land Board General Obligation Bonds
4,315,000	0.050%, 7/1/2010[b]	4,238,797
	Westlake, Texas General Obligation Bonds
315,000	6.500%, 5/1/2013	365,945
350,000	6.500%, 5/1/2015	408,989
335,000	6.500%, 5/1/2017[b]	414,542
1,650,000	5.750%, 5/1/2024	1,733,441
2,000,000	5.800%, 5/1/2032[b]	2,405,040
	Wylie, Texas Independent School District General Obligation Bonds (PSF/GTD Insured)
430,000	6.875%, 8/15/2014[a]	483,858
745,000	6.875%, 8/15/2014[a,b]	851,475
	Wylie, Texas Independent School District Unrefunded General Obligation Bonds (PSF/GTD Insured)
3,280,000	7.000%, 8/15/2024[a]	3,505,565

	Total Texas	140,852,048

Virginia (0.9%)
	Fairfax County, Virginia Industrial Development Authority Revenue Bonds (Inova Health Systems Project)
2,500,000	5.250%, 8/15/2019	2,870,575
	Fairfax County, Virginia Water Authority Water Revenue Bonds
3,625,000	5.000%, 4/1/2021	4,147,109
	Tobacco Settlement Authority, Virginia Tobacco Settlement Revenue Bonds
3,240,000	5.250%, 6/1/2019[b]	3,385,476

	Total Virginia	10,403,160

Washington (4.8%)
	Energy Northwest, Washington Electric Revenue Bonds (Columbia Generating) (Series A) (MBIA Insured)
1,000,000	5.750%, 7/1/2018[a]	1,090,470
	Franklin County, Washington School District Bonds (MBIA Insured)
6,000,000	5.250%, 12/1/2022[a]	6,293,040

Principal Amount	Long-Term Fixed Income (99.2%)	Value
Washington (4.8%) - continued
	King County, Washington Sewer Revenue Bonds (Series B) (FSA Insured)
$10,000,000	5.500%, 1/1/2013[a]	$11,016,700
	Tobacco Settlement Authority, Washington Tobacco Settlement Revenue Bonds
7,925,000	6.500%, 6/1/2026	7,006,255
	Washington State Economic Development Finance Authority Lease Revenue Bonds (MBIA Insured)
5,620,000	5.000%, 6/1/2030[a]	5,300,953
	Washington State General Obligation Bonds (Series 93A)
40,000	5.750%, 10/1/2012[b]	42,548
2,430,000	5.750%, 10/1/2012	2,583,527
	Washington State General Obligation Bonds (Series A and AT-6)
955,000	6.250%, 2/1/2011	997,497
	Washington State General Obligation Bonds (Series A)
5,000,000	6.750%, 2/1/2015	5,740,850
	Washington State General Obligation Bonds (Series A) (FSA Insured)
5,000,000	5.000%, 7/1/2021[a]	5,417,650
	Washington State General Obligation Bonds (Series B and AT-7)
2,000,000	6.000%, 6/1/2012	2,284,500
	Washington State Health Care Facilities Authority Revenue Bond
5,000,000	7.375%, 3/1/2038[c]	4,962,800
	Washington State Health Care Facilities Authority Revenue Bonds (Series A)
1,000,000	5.000%, 12/1/2030	765,910
	Washington State Health Care Facilities Authority Revenue Bonds (Swedish Health Services) (AMBAC Insured)
2,000,000	5.125%, 11/15/2018[a]	2,003,040
	Washington State Housing Finance Commission Nonprofit Housing Revenue Bonds (Crista Ministries Projects) (Series A)
1,000,000	5.350%, 7/1/2014	1,002,710

	Total Washington	56,508,450

West Virginia (0.3%)
	West Virginia State Water Development Authority Revenue Bonds (Series B- II) (FGIC Insured)
3,465,000	5.000%, 11/1/2033[a]	3,092,131

	Total West Virginia	3,092,131

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

Municipal Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value
Wisconsin (1.0%)
	Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Aurora Health Care) (Series B)
$1,500,000	5.500%, 2/15/2015	$1,345,785
	Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Eagle River Memorial Hospital, Inc. Project)
1,000,000	5.750%, 8/15/2020	1,019,140
	Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Marshfield Clinic) (Series B)
2,000,000	6.000%, 2/15/2025	1,537,720
	Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Watertown Memorial Hospital, Inc.)
2,000,000	5.500%, 8/15/2029	1,710,200
	Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Wheaton Franciscan Services)
6,000,000	5.750%, 8/15/2025[b]	6,848,580

	Total Wisconsin	12,461,425

Wyoming (1.3%)
	Kemmerer, Wyoming Pollution Control Term Revenue Bonds (Exxon Project)
1,215,000	0.030%, 11/1/2014	1,215,000
	Lincoln County, Wyoming Pollution Control Revenue Bonds (Exxon Project) (Series A)
2,805,000	0.030%, 11/1/2014	2,805,000
	Lincoln County, Wyoming Pollution Control Revenue Bonds (Exxon Project) (Series B)
300,000	0.030%, 11/1/2014	300,000
	Lincoln County, Wyoming Pollution Control Revenue Bonds (Exxon Project) (Series C)
1,200,000	0.030%, 11/1/2014	1,200,000
	Lincoln County, Wyoming Pollution Control Revenue Bonds (Exxon Project) (Series D)
640,000	0.030%, 11/1/2014	640,000
	Wyoming Municipal Power Agency Power Supply System Revenue Bonds (Series A)
3,270,000	5.375%, 1/1/2042	2,951,142

Principal Amount	Long-Term Fixed Income (99.2%)	Value
Wyoming (1.3%) - continued
	Wyoming State Farm Loan Board Capital Facilities Revenue Bonds
$5,825,000	5.750%, 10/1/2020	$6,761,078

	Total Wyoming	15,872,220

	Total Long-Term Fixed Income (cost $1,162,632,116	1,175,693,132

Principal Amount	Short-Term Investments (0.7%)[e]	Value
	Federal Home Loan Bank Discount Notes
2,000,000	0.050%, 2/3/2009	1,999,992
	Federal Home Loan Mortgage Corporation Discount Notes
3,500,000	0.070%, 2/3/2009	3,499,980
2,305,000	0.030%, 2/6/2009	2,304,988

	Total Short-Term Investments (at amortized cost)	7,804,960

	Total Investments (cost $1,170,437,076) 99.9%	$1,183,498,092

	Other Assets and Liabilities, Net 0.1%	1,493,041

	Total Net Assets 100.0%	$1,184,991,133

a	To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or Government agency identified.
b	Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principals and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.
e	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$62,355,058
Gross unrealized depreciation	(49,294,042)

Net unrealized appreciation (depreciation)	$13,061,016
Cost for federal income tax purposes	$1,170,437,076

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

Municipal Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

The following table is a summary of the inputs used, as of January 30, 2009, in valuing the Municipal Bond Fund's assets carried at fair value as discussed in the Notes to Schedule of Investments.

Level	Investments in Securities	Other Financial Instruments*
Level 1	$—	$—
Level 2	1,183,498,092	—
Level 3	—	—

Totals (Level 1,2,3)	$1,183,498,092	$—

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

Income Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Principal Amount	Bank Loans (0.8%)[a]	Value
Consumer Cyclical (0.2%)
	General Motors Corporation, Term Loan
$3,719,033	5.159%, 11/29/2013[b,c]	$1,599,185

	Total Consumer Cyclical	1,599,185

Consumer Non-Cyclical (0.2%)
	HCA, Inc., Term Loan
1,881,874	3.709%, 11/18/2013	1,555,105

	Total Consumer Non- Cyclical	1,555,105

Utilities (0.4%)
	NRG Energy, Inc., Term Loan
1,708,957	2.660%, 2/1/2013	1,581,639
841,043	2.959%, 2/1/2013	778,386

	Total Utilities	2,360,025

	Total Bank Loans (cost $5, 592, 746)	5, 514, 315

Principal Amount	Long-Term Fixed Income (101.8%)	Value
Asset-Backed Securities (4.2%)
	Bear Stearns Mortgage Funding Trust
1,765,576	0.529%, 2/25/2009[d]	319,156
	Capitalsource Commercial Loan Trust
2,188,401	0.489%, 2/20/2009[d,e]	1,723,565
	Countrywide Asset-Backed Certificates
2,902,512	5.549%, 4/25/2036[f]	2,379,935
	Credit Based Asset Servicing and Securitization, LLC
965,066	0.499%, 2/25/2009[d]	930,929
	Discover Card Master Trust
3,000,000	5.650%, 3/16/2020	2,553,156
	First Franklin Mortgage Loan Asset-Backed Certificates
2,214,396	0.479%, 2/25/2009[d]	2,052,116
	First Horizon ABS Trust
1,787,402	0.549%, 2/25/2009[d,f]	596,125
	Ford Credit Floor Plan Master Owner Trust
5,000,000	0.513%, 2/17/2009[d]	4,840,730
	GMAC Mortgage Corporation Loan Trust
419,283	0.489%, 2/25/2009[d,f]	388,993
5,555,679	0.569%, 2/25/2009[d,f]	2,023,528
5,029,333	0.569%, 2/25/2009[d,f]	1,142,337
	IndyMac Seconds Asset- Backed Trust
3,210,339	0.559%, 2/25/2009[d,f]	1,379,891
	Merna Re, Ltd.
7,250,000	3.209%, 3/31/2009[d,g]	6,801,950
	Residential Funding Mortgage Securities II
716,049	0.519%, 2/25/2009[d,f]	693,550

	Total Asset-Backed Securities	27,825,961

Basic Materials (2.1%)
	ArcelorMittal
3,500,000	6.125%, 6/1/2018	2,738,435

Principal Amount	Long-Term Fixed Income (101.8%)	Value
Basic Materials (2.1%) - continued
	E.I. Du Pont de Nemours & Company
$1,900,000	5.875%, 1/15/2014	$2,030,967
1,400,000	6.000%, 7/15/2018	1,436,469
	Freeport-McMoRan Copper & Gold, Inc.
1,000,000	7.084%, 4/1/2009[d]	710,000

	Georgia-Pacific Corporation
2,505,000	9.500%, 12/1/2011	2,442,375
	Precision Castparts Corporation
2,000,000	5.600%, 12/15/2013	1,786,494
	Rio Tinto Finance, Ltd.
2,700,000	6.500%, 7/15/2018	2,266,623

	Total Basic Materials	13,411,363

Capital Goods (3.4%)
	Caterpillar Financial Services Corporation
1,200,000	5.450%, 4/15/2018	1,118,795
	Caterpillar, Inc.
2,100,000	7.900%, 12/15/2018	2,353,569
	CRH America, Inc.
1,600,000	6.000%, 9/30/2016	1,103,080
3,000,000	8.125%, 7/15/2018	2,278,197
	Honeywell International, Inc.
3,800,000	5.300%, 3/1/2018	3,802,542
	John Deere Capital Corporation
2,800,000	5.350%, 4/3/2018	2,661,140
2,100,000	5.750%, 9/10/2018	2,067,576
	Lockheed Martin Corporation
1,170,000	6.150%, 9/1/2036	1,160,718
	Owens Corning, Inc.
1,200,000	7.000%, 12/1/2036	745,822
	Systems 2001 Asset Trust, LLC
2,094,075	6.664%, 9/15/2013[e]	1,980,016
	United Technologies Corporation
3,000,000	4.875%, 5/1/2015	3,027,633

	Total Capital Goods	22,299,088

Collateralized Mortgage Obligations (4.1%)
	Banc of America Mortgage Securities, Inc.
5,682,496	4.805%, 9/25/2035	4,445,178
	Citigroup Mortgage Loan Trust, Inc.
126,736	5.536%, 3/25/2036	125,052
	Countrywide Alternative Loan Trust
4,169,238	6.000%, 1/25/2037	2,829,591
	HomeBanc Mortgage Trust
2,285,635	5.975%, 4/25/2037	1,263,412
	J.P. Morgan Mortgage Trust
4,622,995	5.005%, 7/25/2035	3,244,270
	Merrill Lynch Mortgage Investors, Inc.
3,779,543	4.869%, 6/25/2035	2,935,261
	Thornburg Mortgage Securities Trust
3,094,684	0.479%, 2/25/2009[d]	3,046,556
	Wachovia Mortgage Loan Trust, LLC
3,316,478	5.564%, 5/20/2036	2,467,599

Principal Amount	Long-Term Fixed Income (101.8%)	Value
Collateralized Mortgage Obligations (4.1%) - continued
	Washington Mutual Alternative Loan Trust
$4,355,448	2.803%, 2/1/2009[d]	$1,478,933
	Washington Mutual Mortgage Pass-Through Certificates
1,860,427	0.679%, 2/25/2009[d]	1,020,325
2,471,623	4.834%, 9/25/2035	1,958,329
	Zuni Mortgage Loan Trust
2,211,729	0.519%, 2/25/2009[d]	2,114,786

	Total Collateralized Mortgage Obligations	26,929,292

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

Income Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Commercial Mortgage-Backed Securities (9.1%)
	Banc of America Commercial Mortgage, Inc.
2,000,000	5.118%, 7/11/2043	1,925,498
	Banc of America Large Loan Trust
1,470,140	0.443%, 2/15/2009[d,g]	1,173,053
4,000,000	0.543%, 2/15/2009[d,g]	3,039,124
	Bear Stearns Commercial Mortgage Securities, Inc.
3,000,000	0.483%, 2/15/2009[d,e]	2,287,860
3,000,000	5.835%, 9/11/2042	1,298,181
	Citigroup Commercial Mortgage Trust
7,500,000	0.473%, 2/17/2009[d,g]	4,635,338
	Commercial Mortgage Pass- Through Certificates
180,131	0.433%, 2/15/2009[d,g]	162,327
4,000,000	0.463%, 2/15/2009[d,e]	2,326,440
7,000,000	0.513%, 2/15/2009[d,e]	4,195,520
	Credit Suisse Mortgage Capital Certificates
4,000,000	0.503%, 2/15/2009[d,g]	2,691,788
	Crown Castle International Corporation
6,500,000	5.245%, 11/15/2036[g]	5,687,500
	Greenwich Capital Commercial Funding Corporation
6,200,000	5.867%, 12/10/2049	2,923,982
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
2,750,000	4.302%, 1/15/2038	2,413,603
5,878,061	5.284%, 5/15/2047	5,020,940
5,000,000	5.819%, 6/15/2049	3,093,415
	Merrill Lynch Mortgage Trust
6,500,000	4.747%, 5/12/2043	5,332,229
5,500,000	5.265%, 1/12/2044	2,885,938
	Wachovia Bank Commercial Mortgage Trust
10,000,000	0.453%, 2/15/2009[d,e]	6,353,950
2,000,000	5.765%, 7/15/2045	1,474,846
	Washington Mutual Asset Securities Corporation
739,443	3.830%, 1/25/2035[g]	704,076

	Total Commercial Mortgage- Backed Securities	59,625,608

Principal Amount	Long-Term Fixed Income (101.8%)	Value
Communications Services (11.7%)
	Alltel Corporation
$750,000	7.000%, 3/15/2016	$772,500
	AT&T, Inc.
1,900,000	6.700%, 11/15/2013	2,051,392
2,475,000	5.500%, 2/1/2018	2,458,719
1,225,000	6.500%, 9/1/2037	1,229,997
1,000,000	6.400%, 5/15/2038	989,696
2,000,000	6.550%, 2/15/2039	1,992,640
	British Telecom plc
1,925,000	9.125%, 12/15/2030	1,942,300
	Citizens Communications Company
3,690,000	6.250%, 1/15/2013	3,468,600
	Comcast Corporation
3,520,000	6.500%, 1/15/2015	3,553,612
2,700,000	5.900%, 3/15/2016	2,631,995
3,000,000	5.700%, 5/15/2018[h]	2,916,837
1,300,000	6.400%, 5/15/2038	1,240,799
	Cox Communications, Inc.
4,000,000	4.625%, 6/1/2013	3,635,048
770,000	5.450%, 12/15/2014	710,243
2,100,000	9.375%, 1/15/2019[g]	2,258,936

	Deutsche Telekom International Finance BV
3,500,000	6.750%, 8/20/2018	3,769,140
	Intelsat Subsidiary Holding Company, Ltd.
3,150,000	8.875%, 1/15/2015[g]	2,898,000
	New Cingular Wireless Services, Inc.
765,000	8.750%, 3/1/2031	901,912
	News America, Inc.
1,350,000	6.400%, 12/15/2035	1,247,778
1,225,000	6.650%, 11/15/2037	1,139,277
	R.R. Donnelley & Sons
1,900,000	11.250%, 2/1/2019	1,863,037
	Rogers Cable, Inc.
700,000	6.750%, 3/15/2015	704,656
1,420,000	8.750%, 5/1/2032	1,451,334
	Rogers Communications, Inc.
2,250,000	6.800%, 8/15/2018	2,340,405
	Rogers Wireless Communications, Inc.
1,300,000	8.000%, 12/15/2012	1,303,250
2,000,000	6.375%, 3/1/2014	1,946,234
1,800,000	7.500%, 3/15/2015	1,831,090
	Telecom Italia Capital SA
3,550,000	5.250%, 11/15/2013	3,192,440
1,750,000	5.250%, 10/1/2015	1,489,397
	Telefonica Emisones SAU
2,600,000	6.221%, 7/3/2017	2,734,784
	Thomson Reuters Corporation
2,500,000	6.500%, 7/15/2018	2,317,813
	Time Warner Cable, Inc.
2,000,000	5.850%, 5/1/2017	1,858,252
1,950,000	6.750%, 7/1/2018	1,904,345
1,700,000	8.750%, 2/14/2019	1,893,055
	Time Warner Entertainment Company, LP
1,150,000	8.375%, 3/15/2023	1,159,014
	Verizon Communications, Inc.
1,500,000	5.500%, 2/15/2018	1,464,150
1,500,000	8.750%, 11/1/2018	1,747,140

Principal Amount	Long-Term Fixed Income (101.8%)	Value
Communications Services (11.7%) - continued
$3,100,000	8.950%, 3/1/2039	$3,818,363

	Total Communications Services	76,828,180

Consumer Cyclical (3.5%)
	D.R. Horton, Inc.
3,500,000	5.375%, 6/15/2012	2,800,000
	Ford Motor Credit Company
4,250,000	7.375%, 10/28/2009	3,809,300
	Host Marriott, LP
1,500,000	6.375%, 3/15/2015	1,200,000
	JC Penney & Company, Inc.
700,000	7.950%, 4/1/2017	561,380
	Macy's Retail Holdings, Inc.
2,600,000	7.875%, 7/15/2015	1,993,532
	McDonald's Corporation
2,300,000	5.800%, 10/15/2017	2,506,154
1,400,000	6.300%, 3/1/2038	1,522,751
	MGM MIRAGE
3,160,000	13.000%, 11/15/2013[g,h]	2,875,600
	Nissan Motor Acceptance Corporation
2,650,000	5.625%, 3/14/2011[g]	2,595,990
	SLM Private Credit Student Loan Trust
1,286,679	2.006%, 3/16/2009[d]	1,212,857
	Wal-Mart Stores, Inc.
1,930,000	5.875%, 4/5/2027	1,973,946

	Total Consumer Cyclical	23,051,510

Consumer Non-Cyclical (5.6%)
	Altria Group, Inc.
1,750,000	9.700%, 11/10/2018	1,915,037

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

Income Fund

Schedule of Investments as of January 30, 2009

(unaudited)

1,500,000	9.950%, 11/10/2038	1,605,400
	AmerisourceBergen Corporation
2,000,000	5.875%, 9/15/2015	1,824,306
	AstraZeneca plc
2,700,000	5.400%, 9/15/2012	2,869,603
	Baxter International, Inc.
2,215,000	5.900%, 9/1/2016	2,378,961
	Bottling Group, LLC
3,000,000	6.950%, 3/15/2014	3,433,779
	Bunge Limited Finance Corporation
3,800,000	5.350%, 4/15/2014	2,953,364
	Cargill, Inc.
3,500,000	5.600%, 9/15/2012[g]	3,409,833
	Community Health Systems, Inc.
2,400,000	8.875%, 7/15/2015	2,310,000
	General Mills, Inc.
1,000,000	5.650%, 9/10/2012	1,036,507
2,400,000	5.200%, 3/17/2015	2,395,210
	Kellogg Company
3,400,000	4.250%, 3/6/2013	3,430,389
	Kroger Company
1,500,000	6.400%, 8/15/2017	1,520,593
875,000	6.150%, 1/15/2020	870,836
	PepsiCo, Inc.
700,000	7.900%, 11/1/2018	868,113
	Safeway, Inc.
900,000	6.350%, 8/15/2017	909,362
Principal Amount	Long-Term Fixed Income (101.8%)	Value
Consumer Non-Cyclical (5.6%) - continued
	Schering-Plough Corporation
$2,000,000	6.000%, 9/15/2017	$2,061,652
	Wyeth
910,000	5.950%, 4/1/2037	970,938

	Total Consumer Non-Cyclical	36,763,883

Energy (7.9%)
	Apache Corporation
2,200,000	5.250%, 4/15/2013	2,248,809
	CenterPoint Energy Resources Corporation
3,650,000	6.125%, 11/1/2017	3,053,871
	Chesapeake Energy Corporation
1,900,000	6.500%, 8/15/2017	1,548,500
	Energy Transfer Partners, LP
3,350,000	6.700%, 7/1/2018	2,996,304
	Enterprise Products Operating, LP
3,100,000	5.600%, 10/15/2014	2,888,462
2,250,000	6.300%, 9/15/2017	2,075,335
	EOG Resources, Inc.
1,500,000	5.875%, 9/15/2017	1,503,000
	Magellan Midstream Partners, LP
1,800,000	6.450%, 6/1/2014	1,675,512
	Marathon Oil Corporation
1,600,000	6.000%, 10/1/2017	1,426,782
	Nexen, Inc.
735,000	5.650%, 5/15/2017	624,059
1,925,000	6.400%, 5/15/2037	1,418,032
	Oneok Partners, LP
1,750,000	6.850%, 10/15/2037	1,405,590
	PetroHawk Energy Corporation
550,000	10.500%, 8/1/2014[g]	523,875
	Petroleos Mexicanos
1,300,000	8.000%, 5/3/2019[c,g]	1,296,750
	Plains All American Pipeline, LP
1,850,000	6.500%, 5/1/2018	1,549,258
	Premcor Refining Group, Inc.
1,500,000	6.125%, 5/1/2011	1,511,085
1,850,000	6.750%, 5/1/2014	1,770,252

	Quicksilver Resources, Inc.
2,200,000	8.250%, 8/1/2015	1,771,000
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
2,550,000	5.298%, 9/30/2020[g]	1,866,064
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
900,000	5.832%, 9/30/2016[g]	749,331
	Southern Natural Gas Company
2,000,000	5.900%, 4/1/2017[g]	1,745,000
	Southern Star Central Corporation
2,400,000	6.750%, 3/1/2016	2,100,000
	Transcontinental Gas Pipe Corporation
2,000,000	8.875%, 7/15/2012	2,065,000
600,000	6.400%, 4/15/2016	575,137
	Transocean, Inc.
3,100,000	6.000%, 3/15/2018	2,936,512
	Western Oil Sands, Inc.
4,600,000	8.375%, 5/1/2012	4,697,226
	XTO Energy, Inc.
1,900,000	5.300%, 6/30/2015	1,716,861

Principal Amount	Long-Term Fixed Income (101.8%)	Value
Energy (7.9%) - continued
$1,500,000	6.750%, 8/1/2037	$1,363,520
600,000	6.375%, 6/15/2038	541,140

	Total Energy	51,642,267

Financials (24.5%)
	Ace INA Holdings, Inc.
775,000	5.800%, 3/15/2018	726,062
	American Express Bank
	FSB/Salt Lake City, UT
1,250,000	6.000%, 9/13/2017	1,163,136
	American Express Centurion Bank
1,450,000	5.550%, 10/17/2012	1,393,318
	American Express Credit Corporation
1,750,000	7.300%, 8/20/2013	1,790,271
	American International Group, Inc.
3,000,000	8.250%, 8/15/2018[g]	2,457,975
	Associates Corporation of North America
2,200,000	6.950%, 11/1/2018	1,978,046
	Australia & New Zealand Banking Group, Ltd.
1,400,000	6.200%, 7/19/2013[g]	1,357,055
	AXA SA
2,600,000	6.463%, 12/14/2018[g]	1,140,282
	Bank of America Corporation
500,000	6.000%, 9/1/2017	468,177
4,375,000	8.125%, 5/15/2018	2,270,144
	Bear Stearns Companies, Inc.
1,200,000	6.950%, 8/10/2012	1,258,076
2,200,000	6.400%, 10/2/2017	2,212,819
	BNP Paribas SA
2,100,000	5.186%, 6/29/2015[g]	953,138
	Capital One Capital III
1,650,000	7.686%, 8/15/2036	828,594
	Capital One Capital IV
1,600,000	6.745%, 2/17/2037	802,274
	Capital One Financial Corporation
930,000	6.150%, 9/1/2016	665,816
	Capmark Financial Group, Inc.
3,500,000	6.300%, 5/10/2017	1,157,398
	Chubb Corporation
1,750,000	5.750%, 5/15/2018	1,720,747
	CIGNA Corporation
2,250,000	6.350%, 3/15/2018	1,978,488

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

Income Fund

Schedule of Investments as of January 30, 2009

(unaudited)

	CIT Group, Inc.
1,150,000	4.750%, 12/15/2010	991,019
600,000	5.400%, 2/13/2012	487,265
2,903,000	7.625%, 11/30/2012	2,430,612
	Citigroup Capital XXI
1,100,000	8.300%, 12/21/2057	570,383
	Citigroup, Inc.
1,900,000	5.000%, 9/15/2014	1,537,009
3,750,000	8.400%, 4/30/2018	1,369,613
	CME Group, Inc.
3,700,000	5.400%, 8/1/2013	3,720,450
	Corestates Capital Trust I
1,000,000	8.000%, 12/15/2026[g]	775,100
	Coventry Health Care, Inc.
1,200,000	5.875%, 1/15/2012	954,216
1,000,000	6.125%, 1/15/2015	679,767

Principal Amount	Long-Term Fixed Income (101.8%)	Value
Financials (24.5%) - continued
$600,000	5.950%, 3/15/2017	$371,644
	Credit Agricole SA
2,400,000	6.637%, 5/31/2017[g]	1,168,090
	Credit Suisse/New York, NY
2,500,000	6.000%, 2/15/2018	2,290,345
	Endurance Specialty Holdings, Ltd.
2,800,000	6.150%, 10/15/2015	2,310,473
	ERP Operating, LP
1,500,000	5.125%, 3/15/2016	1,191,570
	Fifth Third Bancorp
1,700,000	5.450%, 1/15/2017	1,362,825
	Fifth Third Bank
2,000,000	4.200%, 2/23/2010	1,983,406
	General Electric Capital Corporation
7,000,000	2.200%, 6/8/2012	6,942,397
1,630,000	5.625%, 9/15/2017	1,500,945
700,000	6.150%, 8/7/2037	574,748
350,000	5.875%, 1/14/2038	278,354
925,000	6.875%, 1/10/2039	819,578
2,500,000	6.375%, 11/15/2067	1,619,438
	General Motors Acceptance Corporation, LLC
474,000	6.000%, 12/15/2011[g]	350,660
	Goldman Sachs Group, Inc.
3,500,000	5.125%, 1/15/2015	3,153,703
1,400,000	6.150%, 4/1/2018	1,278,390
1,700,000	7.500%, 2/15/2019[c]	1,687,250
700,000	6.750%, 10/1/2037	532,099
	HSBC Capital Funding, LP/Jersey Channel Islands
2,500,000	9.547%, 6/30/2010[g]	1,924,598
	HSBC Holdings plc
815,000	6.500%, 5/2/2036	743,580
1,300,000	6.800%, 6/1/2038	1,232,137
	International Lease Finance Corporation
2,095,000	5.750%, 6/15/2011	1,626,516
1,900,000	5.300%, 5/1/2012	1,401,330
	J.P. Morgan Chase & Company
1,700,000	5.750%, 1/2/2013	1,715,077
4,500,000	7.900%, 4/30/2018	3,420,225
	Keybank National Association
1,750,000	5.500%, 9/17/2012	1,652,180
850,000	5.450%, 3/3/2016	713,903
	KeyCorp
800,000	6.500%, 5/14/2013	769,534
	Lehman Brothers Holdings, Inc.
3,500,000	5.625%, 1/24/2013[i]	490,000
	Liberty Property, LP
1,830,000	5.500%, 12/15/2016	1,271,393
	Lincoln National Corporation
2,220,000	7.000%, 5/17/2066	1,025,751
	Merrill Lynch & Company, Inc.
2,750,000	5.450%, 2/5/2013	2,610,492
3,000,000	6.875%, 4/25/2018	2,888,148

850,000	6.110%, 1/29/2037	655,446
2,000,000	7.750%, 5/14/2038	1,895,474
	MetLife Capital Trust X
2,200,000	9.250%, 4/8/2038[g]	1,580,979
	MetLife, Inc.
2,600,000	6.817%, 8/15/2018	2,641,200

Principal Amount	Long-Term Fixed Income (101.8%)	Value
Financials (24.5%) - continued
	Mitsubishi UFG Capital Finance, Ltd.
$4,420,000	6.346%, 7/25/2016	$3,120,259
	Morgan Stanley
5,350,000	6.625%, 4/1/2018	4,895,855
	National City Bank
1,900,000	5.800%, 6/7/2017	1,720,296
	Nationwide Health Properties, Inc.
3,850,000	6.250%, 2/1/2013	3,293,821
	Preferred Term Securities XXIII, Ltd.
3,250,819	2.196%, 3/23/2009[d,e]	1,357,217
	ProLogis
2,050,000	5.500%, 4/1/2012	1,282,771
1,400,000	5.625%, 11/15/2015	747,730
1,000,000	6.625%, 5/15/2018	524,676
	Prudential Financial, Inc.
1,600,000	6.000%, 12/1/2017	1,378,859
725,000	5.900%, 3/17/2036	507,445
725,000	5.700%, 12/14/2036	518,976
	Prudential Financial, Inc., Convertible
3,300,000	0.366%, 3/15/2009[d]	3,168,000
	QBE Insurance Group, Ltd.
1,120,000	9.750%, 3/14/2014[g]	1,110,436
	RBS Capital Trust I
2,250,000	5.512%, 9/30/2014	490,646
	Regency Centers, LP
1,500,000	5.875%, 6/15/2017	1,026,971
	Regions Financial Corporation
1,700,000	6.375%, 5/15/2012	1,573,440
	Reinsurance Group of America, Inc.
3,100,000	5.625%, 3/15/2017	2,243,538
	Resona Bank, Ltd.
4,000,000	5.850%, 4/15/2016[g]	2,139,888
	Simon Property Group, LP
1,485,000	5.750%, 12/1/2015	1,132,642
	SLM Corporation
2,875,000	5.400%, 10/25/2011	2,417,737
1,400,000	8.450%, 6/15/2018	1,191,036
	SMFG Preferred Capital GBP 1, Ltd.
2,340,000	6.078%, 1/25/2017[g]	1,563,471
	Swiss RE Capital I, LP
2,600,000	6.854%, 5/25/2016[g]	903,139
	Travelers Companies, Inc.
550,000	6.250%, 6/15/2037	510,189
	Travelers Property Casualty Corporation
2,000,000	5.000%, 3/15/2013	1,981,250
	United Health Group
1,500,000	6.500%, 6/15/2037	1,259,118
	Verizon Wireless Capital, LLC
1,900,000	5.550%, 2/1/2014[g]	1,887,783
	Wachovia Bank NA
2,420,000	4.875%, 2/1/2015	2,213,702
	Wachovia Capital Trust III, 5.800%
2,225,000	5.800%, 3/15/2011	1,134,750
	WEA Finance, LLC
1,900,000	7.125%, 4/15/2018[g,h]	1,519,126

Principal Amount	Long-Term Fixed Income (101.8%)	Value
Financials (24.5%) - continued
	WellPoint, Inc.
$2,500,000	5.000%, 12/15/2014	$2,326,443

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

Income Fund

Schedule of Investments as of January 30, 2009

(unaudited)

	Wells Fargo & Company
2,700,000	5.625%, 12/11/2017	2,644,931
700,000	7.980%, 3/15/2018[h]	434,000
	Wells Fargo Capital XIII
3,500,000	7.700%, 3/26/2013	2,509,447
	Wells Fargo Capital XV
2,600,000	9.750%, 9/26/2013[h]	2,444,000
	Willis North America, Inc.
2,940,000	6.200%, 3/28/2017	2,031,364

	Total Financials	160,716,080

Mortgage-Backed Securities (8.8%)
	Federal National Mortgage Association Conventional 30-Yr. Pass-Through
44,000,000	5.500%, 2/1/2039[c]	45,031,272
6,000,000	6.000%, 2/1/2039[c]	6,183,750
6,000,000	6.500%, 2/1/2039[c]	6,249,372

	Total Mortgage-Backed Securities	57,464,394

Technology (1.4%)
	Hewlett-Packard Company
2,100,000	4.500%, 3/1/2013	2,186,350
1,500,000	5.500%, 3/1/2018	1,555,224
	International Business Machines Corporation
2,700,000	7.625%, 10/15/2018	3,195,707
1,800,000	8.000%, 10/15/2038	2,257,448

	Total Technology	9,194,729

Transportation (3.8%)
	Burlington Northern Santa Fe Corporation
1,800,000	7.000%, 12/15/2025	1,756,386
	Continental Airlines, Inc.
378,306	7.875%, 7/2/2018	223,201
2,250,000	5.983%, 4/19/2022	1,721,250
	Delta Air Lines, Inc.
4,500,000	7.111%, 9/18/2011	3,982,500
	FedEx Corporation
4,090,398	6.720%, 1/15/2022	3,714,906
	Kansas City Southern de Mexico SA de CV
3,650,000	7.375%, 6/1/2014	3,139,000
	Northwest Airlines, Inc.
5,050,000	6.841%, 4/1/2011	4,444,000
	Piper Jaffray Equipment Trust Securities
2,814,037	6.750%, 4/1/2011[e]	2,138,668
	Union Pacific Corporation
2,800,000	5.450%, 1/31/2013	2,759,671
1,400,000	5.700%, 8/15/2018	1,341,421

	Total Transportation	25,221,003

U.S. Government (5.1%)
	Federal Home Loan Banks
4,200,000	3.625%, 10/18/2013	4,381,062

Principal Amount	Long-Term Fixed Income (101.8%)	Value
U.S. Government (5.1%) - continued
	Federal Home Loan Mortgage Corporation
$7,500,000	4.125%, 9/27/2013[h]	$8,038,208
3,250,000	5.000%, 12/14/2018	3,061,464
	Federal National Mortgage Association
7,000,000	5.250%, 8/1/2012[j]	7,232,680
	U.S. Treasury Notes
3,800,000	2.750%, 2/28/2013[h]	3,984,064
6,210,000	4.000%, 8/15/2018[h]	6,817,413

	Total U.S. Government	33,514,891

Utilities (6.6%)
	AES Corporation
3,700,000	8.000%, 6/1/2020[g]	3,367,000
	Cleveland Electric Illuminating Company
1,065,000	5.700%, 4/1/2017	929,170

	Columbus Southern Power Company
1,600,000	6.050%, 5/1/2018	1,513,837
	Commonwealth Edison Company
1,885,000	5.400%, 12/15/2011	1,912,087
2,170,000	7.500%, 7/1/2013	2,246,644
1,000,000	6.150%, 9/15/2017	990,453
	Consolidated Natural Gas Company
1,100,000	5.000%, 12/1/2014	1,045,876
	Dominion Resources, Inc.
1,600,000	8.875%, 1/15/2019	1,815,360
	DTE Energy Company
1,500,000	6.375%, 4/15/2033	1,071,704
	Exelon Corporation
2,000,000	4.900%, 6/15/2015	1,686,912
	Florida Power Corporation
1,000,000	6.400%, 6/15/2038	1,065,206
	Illinois Power Company
2,000,000	6.125%, 11/15/2017	1,813,900
	ITC Holdings Corporation
2,000,000	5.875%, 9/30/2016[g]	1,841,022
2,500,000	6.050%, 1/31/2018[g]	2,305,262
	MidAmerican Energy Holdings Company
1,600,000	6.125%, 4/1/2036	1,499,067
2,200,000	6.500%, 9/15/2037	2,163,885
	Nevada Power Company
1,700,000	6.750%, 7/1/2037	1,536,545
	Nisource Finance Corporation
1,700,000	6.400%, 3/15/2018	1,200,509
	NRG Energy, Inc.
1,500,000	7.250%, 2/1/2014	1,432,500
1,000,000	7.375%, 2/1/2016	952,500
	Ohio Edison Company
950,000	6.875%, 7/15/2036	829,227
	Power Contract Financing, LLC
685,988	6.256%, 2/1/2010[e]	666,300
	Power Receivables Finance, LLC
1,377,620	6.290%, 1/1/2012[e]	1,348,470
	Progress Energy, Inc.
725,000	7.000%, 10/30/2031	683,507
	PSEG Power, LLC
3,200,000	5.000%, 4/1/2014	2,857,069

Principal Amount	Long-Term Fixed Income (101.8%)	Value
Utilities (6.6%) - continued
	Southwestern Public Service Company
$1,730,000	6.000%, 10/1/2036	$1,432,751
	TXU Corporation
750,000	5.550%, 11/15/2014	390,488
	Union Electric Company
1,600,000	6.400%, 6/15/2017	1,530,669
	Virginia Electric and Power Company
700,000	5.950%, 9/15/2017	716,800
700,000	6.350%, 11/30/2037	701,950

	Total Utilities	43,546,670

	Total Long-Term Fixed Income (cost $776,422,119)	668,034,919

Shares	Preferred Stock (<0.1%)	Value
Financials (<0.1%)
238,000	Federal National Mortgage Association, 8.250%	261,800
100	Preferred Blocker, Inc., 7.000%[g,k]	24,956

	Total Financials	286,756

	Total Preferred Stock (cost $4,506,904)	286,756

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

Income Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Shares	Collateral Held for Securities Loaned (4.8%)	Value
31,655,156	Thrivent Financial Securities Lending Trust	31,655,156

	Total Collateral Held for Securities Loaned (cost $31,655,156)	31,655,156

Shares or Principal Amount	Short-Term Investments (7.3%)[l]	Value
	BP Capital Markets plc
5,415,000	0.230%, 2/2/2009	5,414,931
	Federal Home Loan Bank Discount Notes
5,000,000	0.110%, 2/11/2009	4,999,832
10,000,000	0.120%, 2/13/2009	9,999,567
15,000,000	0.190%, 2/17/2009	14,998,654
700,000	0.250%, 5/14/2009[m]	699,499
	Federal National Mortgage Association Discount Notes
9,850,000	0.398%, 5/14/2009[j,m]	9,838,904
1,666,855	Thrivent Money Market Fund	1,666,855

	Total Short-Term Investments (at amortized cost)	47,618,242

	Total Investments (cost $865,795,167) 114.7%	$753,109,388

	Other Assets and Liabilities, Net (14.7%)	(96,427,921)

	Total Net Assets 100.0%	$656,681,467

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
e	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Fund owned as of January 30, 2009.

Security	Acquisition Date	Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$3,000,000
Capitalsource Commercial Loan Trust	4/15/2007	$2,188,401
Commercial Mortgage Pass-Through Certificates	5/2/2007	$7,000,000
Commercial Mortgage Pass-Through Certificates	10/18/2006	$4,000,000
Piper Jaffray Equipment Trust Securities	9/13/2006	$2,797,793
Power Contract Financing, LLC	6/11/2003	$685,880
Power Receivables Finance, LLC	9/30/2003	$1,377,215
Preferred Term Securities XXIII, Ltd.	9/14/2006	$3,250,819
Systems 2001 Asset Trust, LLC	6/4/2001	$2,094,076
Wachovia Bank Commercial Mortgage Trust	4/25/2007	$10,000,356

f	All or a portion of the security is insured or guaranteed.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 30, 2009, the value of these investments was $73,484,495 or 11.2% of total net assets.
h	All or a portion of the security is on loan.
i	In bankruptcy.
j	At January 30, 2009, $3,091,128 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
m	At January 30, 2009, $7,591,726 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$9,970,048
Gross unrealized depreciation	(122,655,827)

Net unrealized appreciation (depreciation)	($112,685,779)

Cost for federal income tax purposes	$865,795,167

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

Income Fund

Schedule of Investments as of January 30, 2009

(unaudited)

The following table is a summary of the inputs used, as of January 30, 2009, in valuing the Income Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Level	Investments in Securities	Other Financial Instruments*
Level 1	$33,583,811	($2,915,354)
Level 2	693,169,291	(4,524,782)
Level 3	26,356,286	–

Totals (Level 1,2,3)	$753,109,388	($7,440,136)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund as discussed in the Notes to Schedule of Investments.

	Investments in Securities	Other Financial Instruments*
Value October 31, 2008	$2,086,842	$–
Accrued Discounts/Premiums	(17,084)	–
Realized Gain/(Loss)	(146)	–
Change in Unrealized Gain/(Loss)	266,403	–
Net Purchases/Sales	(21,557)	–
Transfers In and/or Out of Level 3	24,041,828	–

Value January 30, 2009	$26,356,286	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	155	March 2009	$33,531,331	$33,731,875	$200,544
5-Yr. U.S. Treasury Bond Futures	(185)	March 2009	(21,285,280)	(21,861,798)	(576,518)
10-Yr. U.S. Treasury Bond Futures	(555)	March 2009	(65,154,719)	(68,082,893)	(2,928,174)
20-Yr. U.S. Treasury Bond Futures	165	March 2009	20,517,222	20,906,016	388,794
Total Futures					($2,915,354)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDS Macy’s, 5 Year, at 5.55%; Bank of America	Buy	12/20/2013	$3,700,000	$–	$111,487	$111,487
CDX HY, Series 10, 5 Year, at 5.00%; Bank of America	Sell	6/20/2013	12,830,000	1,052,238	(2,859,490)	(1,755,258)
CDX HY, Series 11, 5 Year, at 5.00%; Bank of America	Sell	12/20/2013	9,405,000	1,651,944	(2,437,277)	(875,093)
CDX IG, Series 10, 5 Year, at 1.55%; Bank of America	Sell	6/20/2013	5,758,400	62,756	(136,137)	(77,449)
LCDX N.A., Series 9, 5 Year, at 2.25%; J.P. Morgan Chase and Co.	Sell	12/20/2012	8,730,000	224,438	(2,107,139)	(1,928,469)
Total Credit Default Swaps					($7,428,556)	($4,524,782)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

Income Fund

Schedule of Investments as of January 30, 2009

(unaudited)

1	As the buyer of protection, Income Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Income Fund could be required to make as the seller or receive as the buyer of protection.
3	The market value for credit indices (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. In the case when protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held at January 30, 2009	Value January 30, 2009	Income Earned November 1, 2008 - January 30, 2009
Money Market	$6,179,037	$19,862,908	$24,375,090	1,666,855	$1,666,855	$43,462
Thrivent Financial Securities Lending Trust	21,097,170	67,693,112	57,135,126	31,655,156	31,655,156	100,191
Total Value and Income Earned	27,276,207				33,322,011	143,653

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

Core Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (110.2%)	Value
Asset-Backed Securities (9.8%)
	Americredit Automobile Receivables Trust
$3,459,017	0.510%, 2/6/2009[a,b]	$3,085,326
	Associates Manufactured Housing Contract Pass-Through Certificates
738,488	7.900%, 3/15/2027	745,809
	Bear Stearns Mortgage Funding Trust
1,765,576	0.529%, 2/25/2009[b]	319,156
	Countrywide Asset-Backed Certificates
2,031,758	5.549%, 4/25/2036[a]	1,665,954
	Credit Based Asset Servicing and Securitization, LLC
1,286,755	0.499%, 2/25/2009[b]	1,241,239
1,657,672	5.501%, 12/25/2036	1,305,524
	Discover Card Master Trust
2,100,000	5.650%, 3/16/2020[c]	1,787,209
	First Franklin Mortgage Loan Asset-Backed Certificates
1,845,330	0.479%, 2/25/2009[b]	1,710,097
	First Horizon ABS Trust
2,846,653	0.519%, 2/25/2009[a,b]	1,690,633
2,383,203	0.549%, 2/25/2009[a,b]	794,834
	GMAC Mortgage Corporation Loan Trust
251,570	0.489%, 2/25/2009[a,b]	233,396
3,418,879	0.569%, 2/25/2009[a,b]	1,245,248
4,191,111	0.569%, 2/25/2009[a,b]	951,948
	Green Tree Financial Corporation
771,205	7.650%, 10/15/2027	777,776
	Merna Re, Ltd.
2,300,000	3.209%, 3/31/2009[b,d]	2,157,860
	PG&E Energy Recovery Funding, LLC
148,432	3.870%, 6/25/2011	148,831
	Popular ABS Mortgage Pass-Through Trust
562,128	4.000%, 12/25/2034	537,369
	Renaissance Home Equity Loan Trust
5,000,000	5.608%, 5/25/2036	4,376,330
	Residential Asset Securities Corporation
219,935	4.160%, 7/25/2030	213,084
	Residential Funding Mortgage Securities II
572,839	0.519%, 2/25/2009[a,b]	554,840
	SLM Student Loan Trust
449,379	1.169%, 4/27/2009[b]	445,929
	Wachovia Asset Securitization, Inc.
3,410,758	0.529%, 2/25/2009[a,b,e]	1,283,345

	Total Asset-Backed Securities	27,271,737

Basic Materials (0.9%)
	ArcelorMittal
1,000,000	6.125%, 6/1/2018	782,410
	Precision Castparts Corporation
2,000,000	5.600%, 12/15/2013	1,786,494

	Total Basic Materials	2,568,904

Principal Amount	Long-Term Fixed Income (110.2%)	Value
Capital Goods (1.9%)
	Caterpillar Financial Services Corporation
$365,000	5.850%, 9/1/2017	$353,547
	Caterpillar, Inc.
750,000	7.900%, 12/15/2018	840,560

	General Dynamics Corporation
750,000	5.250%, 2/1/2014	781,239
	Honeywell International, Inc.
775,000	5.300%, 3/1/2018	775,518
	John Deere Capital Corporation
1,500,000	5.350%, 1/17/2012[c]	1,527,072
	United Technologies Corporation
1,150,000	4.875%, 5/1/2015	1,160,593

	Total Capital Goods	5,438,529

Collateralized Mortgage Obligations (7.9%)
	Banc of America Mortgage Securities, Inc.
3,551,560	4.805%, 9/25/2035[c]	2,778,236
	Chaseflex Trust
1,376,350	6.500%, 2/25/2035	1,001,703
	Countrywide Alternative Loan Trust
2,219,424	6.000%, 1/25/2037[c]	1,506,285
	HomeBanc Mortgage Trust
2,285,635	5.975%, 4/25/2037	1,263,412
	J.P. Morgan Alternative Loan Trust
3,232,382	5.802%, 3/25/2036	1,730,530
	Merrill Lynch Mortgage Investors, Inc.
3,149,619	4.869%, 6/25/2035	2,446,051
	Thornburg Mortgage Securities Trust
2,475,747	0.479%, 2/25/2009[b]	2,437,245
2,403,836	0.499%, 2/25/2009[b]	2,001,744
	Washington Mutual Mortgage Pass-Through Certificates
2,471,623	4.834%, 9/25/2035	1,958,329
1,786,060	5.871%, 8/25/2046	1,550,315
	Wells Fargo Mortgage Backed Securities Trust
2,703,191	6.000%, 7/25/2037[c]	1,758,764
	Zuni Mortgage Loan Trust
1,474,486	0.519%, 2/25/2009[b]	1,409,857

	Total Collateralized Mortgage Obligations	21,842,471

Commercial Mortgage-Backed Securities (10.5%)
	Bear Stearns Commercial Mortgage Securities, Inc.
5,000,000	0.483%, 2/15/2009[b,e]	3,813,100
1,750,000	5.835%, 9/11/2042	757,272
	Citigroup Commercial Mortgage Trust
17,396	0.403%, 2/15/2009[b,d]	15,165
	Commercial Mortgage Pass-Through Certificates
150,109	0.433%, 2/15/2009[b,d]	135,273
4,000,000	0.463%, 2/15/2009[b,e]	2,326,440

Principal Amount	Long-Term Fixed Income (110.2%)	Value
Commercial Mortgage-Backed Securities (10.5%) - continued
	Credit Suisse Mortgage Capital Certificates
$4,000,000	0.503%, 2/15/2009[b,d]	$2,691,788
	Crown Castle International Corporation
2,000,000	5.245%, 11/15/2036[d]	1,750,000
	Greenwich Capital Commercial Funding Corporation
3,500,000	5.867%, 12/10/2049	1,650,635
	GS Mortgage Securities Corporation II
3,000,000	0.560%, 2/6/2009[b,d]	2,004,789

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

Core Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

	J.P. Morgan Chase Commercial Mortgage Securities Corporation
3,624,804	5.284%, 5/15/2047	3,096,246
2,500,000	5.819%, 6/15/2049	1,546,708
	Merrill Lynch Mortgage Trust
3,500,000	4.747%, 5/12/2043	2,871,200
3,250,000	5.265%, 1/12/2044	1,705,327
	TIAA Real Estate CDO, Ltd.
3,500,000	5.806%, 8/15/2039	2,773,929
	Wachovia Bank Commercial Mortgage Trust
3,125,000	5.765%, 7/15/2045[c]	2,304,447

	Total Commercial Mortgage-Backed Securities	29,442,319

Communications Services (3.7%)
	AT&T, Inc.
600,000	6.700%, 11/15/2013	647,808
300,000	6.500%, 9/1/2037[c]	301,224
	British Telecom plc
500,000	9.125%, 12/15/2030	504,493
	Citizens Communications Company
850,000	6.250%, 1/15/2013	799,000
	Comcast Corporation
1,300,000	6.500%, 1/15/2015	1,312,414
	Cox Communications, Inc.
875,000	9.375%, 1/15/2019[d]	941,223
	New Cingular Wireless Services, Inc.
520,000	8.750%, 3/1/2031	613,064
	News America, Inc.
510,000	6.400%, 12/15/2035	471,383
	Rogers Cable, Inc.
975,000	6.750%, 3/15/2015	981,486
130,000	8.750%, 5/1/2032	132,869
	Telecom Italia Capital SA
1,175,000	5.250%, 10/1/2015	1,000,024
	Time Warner Cable, Inc.
750,000	6.750%, 7/1/2018	732,440
400,000	8.750%, 2/14/2019	445,425
	Verizon Communications, Inc.
990,000	5.550%, 2/15/2016	978,991
450,000	8.950%, 3/1/2039	554,278

	Total Communications Services	10,416,122

Principal Amount	Long-Term Fixed Income (110.2%)	Value
Consumer Cyclical (2.1%)
	Ford Motor Credit Company
$1,500,000	7.375%, 10/28/2009	$1,344,459
	McDonald’s Corporation
525,000	6.300%, 3/1/2038[c]	571,031
	MGM MIRAGE
1,310,000	13.000%, 11/15/2013[d]	1,192,100
	Nissan Motor Acceptance Corporation
750,000	4.625%, 3/8/2010[d]	741,086
1,110,000	5.625%, 3/14/2011[d]	1,087,377
	Wal-Mart Stores, Inc.
800,000	5.875%, 4/5/2027	818,216

	Total Consumer Cyclical	5,754,269

Consumer Non-Cyclical (3.2%)
	Altria Group, Inc.
725,000	9.700%, 11/10/2018	793,373
	Baxter International, Inc.
765,000	5.900%, 9/1/2016	821,628
	Bottling Group, LLC
1,375,000	6.950%, 3/15/2014	1,573,815
	HCA, Inc.
850,000	9.250%, 11/15/2016	811,750
	Johnson & Johnson Company
750,000	5.950%, 8/15/2037[c]	826,000
	Kroger Company
800,000	6.400%, 8/15/2017	810,983

	President and Fellows of Harvard College
1,500,000	5.000%, 1/15/2014[d]	1,568,055
	Schering-Plough Corporation
1,200,000	6.000%, 9/15/2017	1,236,991
	Wyeth
340,000	5.950%, 4/1/2037	362,768

	Total Consumer Non-Cyclical	8,805,363

Energy (3.5%)
	Apache Corporation
1,400,000	5.250%, 4/15/2013	1,431,060
	CenterPoint Energy Resources Corporation
1,150,000	6.125%, 11/1/2017	962,179
	ConocoPhillips
750,000	4.750%, 2/1/2014	756,300
	Enterprise Products Operating, LP
1,000,000	9.750%, 1/31/2014	1,087,447
	EOG Resources, Inc.
1,000,000	5.875%, 9/15/2017	1,002,000
	Forest Oil Corporation
1,000,000	7.250%, 6/15/2019[d]	832,500
	Nexen, Inc.
900,000	5.650%, 5/15/2017	764,154
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
1,200,000	5.298%, 9/30/2020[d]	878,148
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
375,000	5.832%, 9/30/2016[d]	312,221
	Transocean, Inc.
770,000	6.000%, 3/15/2018	729,392
	XTO Energy, Inc.
800,000	5.500%, 6/15/2018	734,469

Principal Amount	Long-Term Fixed Income (110.2%)	Value
Energy (3.5%) - continued
$200,000	6.375%, 6/15/2038	$180,380

	Total Energy	9,670,250

Financials (12.1%)
	Ace INA Holdings, Inc.
775,000	5.800%, 3/15/2018	726,062
	American Express Bank FSB/Salt Lake City, UT
500,000	6.000%, 9/13/2017	465,254
	American Express Company
400,000	7.000%, 3/19/2018	397,622
	American International Group, Inc.
650,000	8.250%, 8/15/2018[d]	532,561
	Australia & New Zealand Banking Group, Ltd.
1,000,000	6.200%, 7/19/2013[d]	969,325
	Bank of America Corporation
900,000	6.000%, 9/1/2017	842,719
200,000	8.125%, 5/15/2018	103,778
	Bear Stearns Companies, Inc.
775,000	6.950%, 8/10/2012	812,508
800,000	6.400%, 10/2/2017	804,662
	Capmark Financial Group, Inc.
1,150,000	5.875%, 5/10/2012	436,604
400,000	6.300%, 5/10/2017	132,274
	CIT Group, Inc.
1,175,000	7.625%, 11/30/2012	983,799
	Citigroup, Inc.
500,000	6.500%, 8/19/2013	477,754
775,000	5.000%, 9/15/2014	626,938
1,000,000	8.400%, 4/30/2018	365,230
	Corestates Capital Trust I
1,250,000	8.000%, 12/15/2026[d]	968,875
	Fifth Third Bancorp
850,000	5.450%, 1/15/2017	681,413

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

Core Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

	General Electric Capital Corporation
450,000	5.625%, 9/15/2017	414,371
300,000	6.875%, 1/10/2039	265,809
	Goldman Sachs Group, Inc.
1,500,000	5.125%, 1/15/2015	1,351,587
750,000	7.500%, 2/15/2019[f]	744,375
550,000	6.750%, 10/1/2037	418,078
	Goldman Sachs Group, Inc., Convertible
2,000,000	1.000%, 1/31/2015[g]	1,598,840
1,850,000	1.000%, 5/7/2015[g]	1,442,315
	HSBC Holdings plc
575,000	6.500%, 5/2/2036	524,612
	International Lease Finance Corporation
765,000	5.750%, 6/15/2011	593,931
	Lehman Brothers Holdings, Inc.
1,500,000	5.250%, 2/6/2012[h]	210,000
	Liberty Property, LP
630,000	5.500%, 12/15/2016	437,693
	Lincoln National Corporation
850,000	7.000%, 5/17/2066	392,743
	Merrill Lynch & Company, Inc.
1,125,000	5.450%, 2/5/2013	1,067,929
675,000	6.875%, 4/25/2018	649,833

Principal Amount	Long-Term Fixed Income (110.2%)	Value
Financials (12.1%) - continued
	Mitsubishi UFG Capital Finance, Ltd.
$1,595,000	6.346%, 7/25/2016	$1,125,976
	Nationwide Health Properties, Inc.
1,375,000	6.250%, 2/1/2013	1,176,365
	ProLogis
2,000,000	5.500%, 4/1/2012	1,251,484
	Prudential Financial, Inc.
775,000	6.100%, 6/15/2017	651,257
390,000	5.700%, 12/14/2036	279,173
	Prudential Financial, Inc., Convertible
1,075,000	0.366%, 3/15/2009[b]	1,032,000
	Reinsurance Group of America, Inc.
950,000	5.625%, 3/15/2017	687,536
	Royal Bank of Scotland Group plc
1,325,000	6.990%, 10/5/2017[d]	370,911
	State Street Capitol Trust II
1,200,000	8.250%, 3/15/2011	912,444
	Swiss RE Capital I, LP
850,000	6.854%, 5/25/2016[d]	295,257
	Travelers Companies, Inc.
350,000	6.250%, 6/15/2037	324,666
	United Health Group
550,000	6.500%, 6/15/2037	461,677
	Verizon Wireless Capital, LLC
750,000	5.550%, 2/1/2014[d]	745,177
	Wachovia Bank NA
770,000	4.875%, 2/1/2015	704,360
	Wachovia Capital Trust III, 5.800%
1,895,000	5.800%, 3/15/2011[c]	966,450
	Wells Fargo & Company
775,000	4.375%, 1/31/2013	754,379
300,000	5.625%, 12/11/2017	293,881
	Wells Fargo Capital XV
900,000	9.750%, 9/26/2013	846,000
	Willis North America, Inc.
760,000	6.200%, 3/28/2017	525,114

	Total Financials	33,843,601

Foreign (0.6%)
	Corporacion Andina de Fomento
2,000,000	5.750%, 1/12/2017[c]	1,615,734

	Total Foreign	1,615,734

Mortgage-Backed Securities (30.0%)
	Federal National Mortgage Association Conventional 30-Yr. Pass-Through
70,000,000	5.500%, 2/1/2039[f]	71,640,660
6,200,000	6.000%, 2/1/2039[f]	6,389,875
5,500,000	6.500%, 2/1/2039[f]	5,728,591

	Total Mortgage-Backed Securities	83,759,126

Technology (1.0%)
	Hewlett-Packard Company
775,000	6.125%, 3/1/2014	849,329

Principal Amount	Long-Term Fixed Income (110.2%)	Value
Technology (1.0%) - continued
	International Business Machines Corporation
$800,000	7.625%, 10/15/2018	$946,876
	Oracle Corporation
1,000,000	5.750%, 4/15/2018	1,040,458

	Total Technology	2,836,663

Transportation (2.4%)
	Burlington Northern Santa Fe Corporation
575,000	7.000%, 12/15/2025	561,068
	Continental Airlines, Inc.
1,150,000	5.983%, 4/19/2022	879,750
	Delta Air Lines, Inc.
1,550,000	7.111%, 9/18/2011	1,371,750
	FedEx Corporation
1,085,637	6.720%, 1/15/2022	985,977
	Southwest Airlines Company
1,812,641	6.150%, 8/1/2022	1,475,484
	Union Pacific Corporation
1,550,000	6.125%, 1/15/2012	1,552,559

	Total Transportation	6,826,588

U.S. Government (14.3%)
	Federal Home Loan Banks
5,000,000	5.330%, 3/6/2012	5,019,000
2,000,000	3.625%, 10/18/2013	2,086,220
	Federal Home Loan Mortgage Corporation
2,000,000	5.000%, 12/14/2018	1,883,978
	Federal National Mortgage Association
4,000,000	4.625%, 5/1/2013	4,017,800
	U.S. Treasury Bonds
575,000	4.375%, 2/15/2038	651,727
	U.S. Treasury Notes
600,000	2.750%, 2/28/2013	629,063
4,275,000	3.875%, 5/15/2018	4,642,385
1,580,000	4.000%, 8/15/2018	1,734,543
775,000	3.750%, 11/15/2018	834,582
	U.S. Treasury Notes, TIPS
18,617,940	2.000%, 7/15/2014	18,513,214

	Total U.S. Government	40,012,512

U.S. Municipals (3.2%)
	California Infrastructure & Economic Bank Revenue Bonds
3,000,000	5.000%, 7/1/2036[i]	3,412,980
	Little Rock, Arkansas Sewer Revenue Bonds
3,000,000	5.000%, 10/1/2037	2,809,260

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

Core Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

	Missouri Joint Municipal Electric Utility Commission Revenue Bonds (Power Project)
3,000,000	5.000%, 1/1/2032	2,640,180

	Total U.S. Municipals	8,862,420

Utilities (3.1%)
	Cleveland Electric Illuminating Company
825,000	5.700%, 4/1/2017[c]	719,780

Principal Amount	Long-Term Fixed Income (110.2%)	Value
Utilities (3.1%) - continued
	Commonwealth Edison Company
$965,000	5.400%, 12/15/2011	$978,867
	Electricite de France
900,000	5.500%, 1/26/2014[d]	935,175
	Exelon Corporation
1,500,000	6.750%, 5/1/2011	1,488,945
	ITC Holdings Corporation
775,000	6.050%, 1/31/2018[d]	714,631
	MidAmerican Energy Holdings Company
775,000	6.500%, 9/15/2037	762,278
	Potomac Electric Power Company
600,000	7.900%, 12/15/2038	689,958
	Power Receivables Finance, LLC
688,810	6.290%, 1/1/2012[e]	674,235
	Union Electric Company
1,150,000	6.400%, 6/15/2017	1,100,168
	Virginia Electric & Power Company
515,000	6.000%, 1/15/2036	493,264

	Total Utilities	8,557,301

	Total Long-Term Fixed Income (cost $353,195,023)	307,523,909

Shares	Preferred Stock (0.2%)	Value
Financials (0.2%)
68,717	Credit Suisse XLF Equity-Linked Note, Convertible, 11.100%[g,j]	632,196
56,005	Federal National Mortgage Association, 8.250%	61,606

	Total Financials	693,802

	Total Preferred Stock (cost $1,610,783)	693,802

Contracts	Options Purchased (0.2%)	Value
	Put on U.S. Treasury Bond Futures
85	$123.00, expires 2/20/2009	$130,156
255	$120.50, expires 4/18/2009	490,843

	Total Options Purchased (cost $569,458)	620,999

Shares or Principal Amount	Short-Term Investments (20.9%)[k]	Value
	Federal Home Loan Bank Discount Notes
11,985,000	0.145%, 2/11/2009[c]	11,984,469
17,695,000	0.115%, 2/12/2009	17,694,322
10,940,000	0.120%, 2/13/2009[c]	10,939,526
7,005,000	0.170%, 2/17/2009	7,004,437
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.150%, 2/17/2009[c]	4,999,646

	Federal National Mortgage Association Discount Notes
4,500,000	0.392%, 5/14/2009[l,m]	4,494,980

Shares or Principal Amount	Short-Term Investments (20.9%)[k]	Value
1,063,356	Thrivent Money Market Fund	$1,063,356

	Total Short-Term Investments (at amortized cost)	58,180,736

	Total Investments (cost $413,556,000) 131.5%	$367,019,446

	Other Assets and Liabilities, Net (31.5%)	(87,925,820)

	Total Net Assets 100.0%	$279,093,626

a	All or a portion of the security is insured or guaranteed.
b	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
c	All or a portion of the security was earmarked to cover options.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 30, 2009, the value of these investments was $21,839,497 or 7.8% of total net assets.
e	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Core Bond Fund owned as of January 30, 2009.

Security	Acquisition Date	Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$5,000,000
Commercial Mortgage Pass-Through Certificates	10/18/2006	4,000,000
Power Receivables Finance, LLC	9/30/2003	688,608
Wachovia Asset Securitization, Inc.	3/16/2007	3,410,758

f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	These securities are Equity-Linked Structured Securities.
h	In bankruptcy.
i	Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principals and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
l	At January 30, 2009, $1,298,550 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

Core Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

m	At January 30, 2009, $2,337,389 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:

TIPS	-	Treasury Inflation Protected Security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$3,790,110
Gross unrealized depreciation	(50,326,664)

Net unrealized appreciation (depreciation)	($46,536,554)

Cost for federal income tax purposes	$413,556,000

The following table is a summary of the inputs used, as of January 30, 2009, in valuing the Core Bond Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Level	Investments in Securities	Other Financial Instruments*

Level 1	$1,745,961	($280,627)
Level 2	355,440,774	(1,413,666)
Level 3	9,832,711	–

Totals (Level 1,2,3)	$367,019,446	($1,694,293)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Core Bond Fund as discussed in the Notes to Schedule of Investments.

	Investments in Securities	Other Financial Instruments*
Value October 31, 2008	$3,744,370	$–
Accrued Discounts/Premiums	(3,538)	–
Realized Gain/(Loss)	(208,204)	–
Change in Unrealized Gain/(Loss)	59,257	–
Net Purchases/Sales	105,316	–
Transfers In and/or Out of Level 3	6,135,510	–

Value January 30, 2009	$9,832,711	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures	Number of Contracts Long/ (Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
2-Yr. U.S. Treasury Bond Futures	(140)	March 2009	($30,193,636)	($30,467,500)	($273,864)
5-Yr. U.S. Treasury Bond Futures	(130)	March 2009	(14,957,486)	(15,362,344)	(404,858)
20-Yr. U.S. Treasury Bond Futures	(80)	March 2009	(10,558,506)	(10,136,250)	422,256
Total Futures					($256,466)

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/ (Loss)
10-Yr. U.S. Treasury Bond Futures	85	$121.00	February 2009	($63,750)	($24,161)
10-Yr. U.S. Treasury Bond Futures	255	118.50	April 2009	(294,079)	0
Total Call Options Written				($357,829)	($24,161)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

Core Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 10, 5 Year, at 5.00%; Bank of America	Sell	6/20/2013	$3,960,000	$248,889	($891,501)	($663,444)
CDX HY, Series 10, 5 Year, at 5.00%; Bank of America	Sell	6/20/2013	990,000	88,194	(222,875)	(141,517)
CDX HY, Series 10, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Sell	6/20/2013	1,980,000	106,945	(445,751)	(324,707)
CDX HY, Series 11, 5 Year, at 5.00%; Bank of America	Sell	12/20/2013	2,970,000	530,000	(769,666)	(263,979)
CDX IG, Series 10, 5 Year, at 1.55%; Bank of America	Sell	6/20/2013	1,488,400	16,221	(35,188)	(20,019)
Total Credit Default Swaps					($2,364,981)	($1,413,666)

1	As the buyer of protection, Core Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Core Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Core Bond Fund could be required to make as the seller or receive as the buyer of protection.
3	The market value for credit indices (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. In the case when protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Core Bond Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held at January 30, 2009	Value January 30, 2009	Income Earned November 1, 2008 - January 30, 2009
Money Market	$11,588,686	$31,222,114	$41,747,444	1,063,356	$1,063,356	$51,406
Thrivent Financial Securities Lending Trust	1,605,479	17,574,531	19,180,010	–	–	5,368
Total Value and Income Earned	13,194,165				1,063,356	56,774

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

Limited Maturity Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Principal Amount	Bank Loans (0.4%)[a]	Value
Utilities (0.4%)
	NRG Energy, Inc., Term Loan
$1,172,813	2.660%, 2/1/2013	$1,085,439
577,187	2.959%, 2/1/2013	534,186

	Total Utilities	1,619,625

	Total Bank Loans (cost $1,578,840)	1,619,625

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Asset-Backed Securities (23.3%)
	Americredit Automobile Receivables Trust
1,037,705	0.510%, 2/6/2009[b,c]	925,598
1,659,076	3.430%, 7/6/2011[b]	1,569,091
2,500,000	5.490%, 7/6/2012[b]	2,329,145
	Bank of America Credit Card Trust
4,500,000	4.070%, 7/16/2012	4,454,523
	BMW Vehicle Lease Trust
4,000,000	4.590%, 8/15/2013	3,884,120
	Cabela’s Master Credit Card Trust
4,500,000	4.310%, 12/16/2013[d]	4,262,332
	Capital Auto Receivables Asset Trust
2,641,176	5.380%, 7/15/2010	2,566,235
3,243,420	4.980%, 5/15/2011	3,169,551
	Carmax Auto Owner Trust
3,750,000	0.733%, 2/17/2009[c]	3,521,168
	Citibank Credit Card Issuance Trust
3,475,000	4.850%, 2/10/2011[e]	3,476,480
	CNH Equipment Trust
3,000,000	0.933%, 2/17/2009[c]	2,890,857
2,224,037	4.400%, 5/16/2011	2,173,324
	Countrywide Asset-Backed Certificates
1,161,005	5.549%, 4/25/2036[b]	951,974
2,269,000	5.683%, 10/25/2046	1,896,162
	Countrywide Home Loans Asset-Backed Securities
2,000,000	6.085%, 6/25/2021[b]	525,002
	CPL Transition Funding, LLC
770,580	5.560%, 1/15/2012	782,815
	Credit Acceptance Auto Dealer Loan Trust
684,218	5.320%, 10/15/2012[b,d]	678,526
	Credit Based Asset Servicing and Securitization, LLC
1,740,555	5.501%, 12/25/2036	1,370,800
	DaimlerChrysler Auto Trust
614,516	5.330%, 8/8/2010	610,925
4,500,000	5.000%, 2/8/2012	4,260,717
	Discover Card Master Trust
4,500,000	5.100%, 10/15/2013	4,360,838
	Drive Auto Receivables Trust
216,568	5.300%, 7/15/2011[b,d]	215,853
	First Franklin Mortgage Loan Asset-Backed Certificates
86,028	5.500%, 3/25/2036[f,g]	9
	First Horizon ABS Trust
643,616	0.519%, 2/25/2009[b,c]	351,920
	Ford Credit Auto Owner Trust
1,500,000	5.150%, 11/15/2011	1,431,837

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Asset-Backed Securities (23.3%) - continued
	GMAC Mortgage Corporation Loan Trust
$209,641	0.489%, 2/25/2009[b,c]	$194,496
2,564,160	0.569%, 2/25/2009[b,c]	933,936
1,257,333	0.569%, 2/25/2009[b,c]	285,584
2,500,000	5.750%, 10/25/2036[b]	1,750,230
	Harley Davidson Motorcycle Trust
3,500,000	0.683%, 2/17/2009[c]	3,389,288
635,400	5.240%, 1/15/2012	627,334
337,349	3.200%, 5/15/2012	321,055
	Honda Auto Receivables Owner Trust
2,000,000	4.470%, 1/18/2012	1,995,040
	Household Home Equity Loan Trust
3,500,000	5.320%, 3/20/2036	3,218,460
2,000,000	5.660%, 3/20/2036	1,789,168
	Merna Re, Ltd.
3,500,000	3.209%, 3/31/2009[c,d]	3,283,700
	Merrill Auto Trust Securitization
4,000,000	5.500%, 3/15/2012	3,995,728
	Mortgage Equity Conversion Asset Trust
2,934,353	1.370%, 2/25/2009[c,f]	2,780,593
2,936,087	1.390%, 2/25/2009[c,f]	2,779,006
	Nissan Auto Receivables Owner Trust
3,363	4.740%, 9/15/2009	3,364
3,000,000	5.030%, 5/16/2011[e]	3,014,997
3,500,000	4.280%, 7/15/2013	3,428,422
	Nomura Asset Acceptance Corporation
74,935	0.529%, 2/25/2009[c,d]	61,720
	PG&E Energy Recovery Funding, LLC
164,925	3.870%, 6/25/2011	165,368
	Popular ABS Mortgage Pass-Through Trust
140,532	4.000%, 12/25/2034	134,342
	Renaissance Home Equity Loan Trust
2,000,000	5.608%, 5/25/2036	1,750,532
	Residential Asset Mortgage Products, Inc.
1,131,411	4.547%, 12/25/2034	785,742
	Residential Asset Securities Corporation
539,464	5.010%, 4/25/2033	415,350
	Residential Funding Mortgage Securities
2,385,540	4.470%, 7/25/2018[b]	2,180,188
	Santander Drive Auto Receivables Trust
1,465,443	5.050%, 9/15/2011[b]	1,435,715
	SLM Student Loan Trust
134,814	1.169%, 4/27/2009[c]	133,779
	USAA Auto Owner Trust
4,000,000	4.500%, 10/15/2013	3,908,860
	Wachovia Asset Securitization, Inc.
1,279,034	0.529%, 2/25/2009[b,c,f]	481,255

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Asset-Backed Securities (23.3%) - continued
	Wachovia Auto Loan Owner Trust
$1,350,637	5.230%, 8/22/2011[d]	$1,342,192
	Wachovia Auto Owner Trust
4,500,000	4.810%, 9/20/2012	4,422,951

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

Limited Maturity Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

	Washington Mutual Master Note Trust
4,000,000	0.363%, 2/17/2009[c],[d]	3,446,032

	Total Asset-Backed Securities	107,114,229

Basic Materials (1.1%)
	ArcelorMittal
1,000,000	5.375%, 6/1/2013	839,316
	E.I. Du Pont de Nemours & Company
1,650,000	5.875%, 1/15/2014	1,763,735
	Lubrizol Corporation
1,000,000	4.625%, 10/1/2009	999,326
	Nucor Corporation
1,300,000	5.000%, 6/1/2013[e]	1,319,592

	Total Basic Materials	4,921,969

Capital Goods (3.1%)
	Caterpillar Financial Services Corporation
500,000	4.850%, 12/7/2012	502,547
1,650,000	6.200%, 9/30/2013	1,730,730
	General Dynamics Corporation
1,150,000	5.250%, 2/1/2014	1,197,900
	John Deere Capital Corporation
1,000,000	4.400%, 7/15/2009	1,010,067
800,000	5.350%, 1/17/2012	814,438
5,000,000	2.875%, 6/19/2012[h]	5,070,870
	Litton Industries, Inc.
1,650,000	8.000%, 10/15/2009	1,665,475
	Lockheed Martin Corporation
1,250,000	4.121%, 3/14/2013[e]	1,274,669
	Textron Financial Corporation
1,100,000	5.125%, 2/3/2011	936,779

	Total Capital Goods	14,203,475

Collateralized Mortgage Obligations (6.1%)
	American Home Mortgage Assets Trust
2,047,694	2.973%, 2/1/2009[c]	664,020
	Banc of America Mortgage Securities, Inc.
1,065,468	4.805%, 9/25/2035	833,471
	Bear Stearns Adjustable Rate Mortgage Trust
1,402,964	4.625%, 8/25/2010[c]	1,132,651
	Chase Mortgage Finance Corporation
1,563,345	4.568%, 2/25/2037	1,223,086
	Chaseflex Trust
2,357,485	6.500%, 2/25/2035[e]	1,715,770
	Citigroup Mortgage Loan Trust, Inc.
84,490	5.536%, 3/25/2036	83,368

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Collateralized Mortgage Obligations (6.1%) - continued
	Commercial Mortgage Acceptance Corporation
$581,264	7.030%, 6/15/2031	$580,415
	Countrywide Alternative Loan Trust
1,725,492	5.500%, 2/25/2036	1,143,746
1,389,746	6.000%, 1/25/2037	943,197
	Countrywide Home Loans, Inc.
1,505,938	5.329%, 3/20/2036	817,473
1,574,352	5.803%, 9/20/2036	795,515
	Deutsche Alt-A Securities, Inc.
2,502,945	2.823%, 2/1/2009[c]	1,090,951
	HomeBanc Mortgage Trust
1,306,077	5.975%, 4/25/2037	721,950
	Impac CMB Trust
465,066	0.709%, 2/25/2009[c]	181,992

	J.P. Morgan Alternative Loan Trust
2,421,054	5.802%, 3/25/2036	1,296,167
	J.P. Morgan Mortgage Trust
2,311,498	5.005%, 7/25/2035	1,622,135
	Merrill Lynch Mortgage Investors, Inc.
2,241,899	4.869%, 6/25/2035	1,741,099
	Residential Accredit Loans, Inc.
1,211,760	5.596%, 9/25/2035	677,850
	Thornburg Mortgage Securities Trust
901,438	0.499%, 2/25/2009[c]	750,654
	Wachovia Mortgage Loan Trust, LLC
1,263,420	5.564%, 5/20/2036	940,038
	Washington Mutual Alternative Loan Trust
2,874,596	2.803%, 2/1/2009[c]	976,096
1,956,071	2.973%, 2/1/2009[c]	689,040
	Washington Mutual Mortgage Pass-Through Certificates
2,062,593	2.731%, 2/1/2009[c]	606,312
845,649	0.679%, 2/25/2009[c]	463,784
741,487	4.834%, 9/25/2035	587,499
	Washington Mutual, Inc.
2,385,583	2.793%, 2/1/2009[c]	811,463
2,468,846	2.873%, 2/1/2009[c]	858,958
	Wells Fargo Mortgage Backed Securities Trust
3,500,000	3.742%, 9/25/2034	3,456,036
532,470	4.950%, 3/25/2036	363,233
639,183	5.093%, 3/25/2036	472,135

	Total Collateralized Mortgage Obligations	28,240,104

Commercial Mortgage-Backed Securities (10.7%)
	Banc of America Commercial Mortgage, Inc.
2,600,000	5.001%, 9/10/2010	2,492,539
157,081	4.037%, 11/10/2039	156,824
	Banc of America Large Loan Trust
2,940,281	0.443%, 2/15/2009[c,d]	2,346,106
3,000,000	0.543%, 2/15/2009[c,d,e]	2,279,343

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Commercial Mortgage-Backed Securities (10.7%) - continued
	Bear Stearns Commercial Mortgage Securities, Inc.
$2,000,000	0.483%, 2/15/2009[c,f]	$1,525,240
3,016,022	3.869%, 2/11/2041	3,007,218
3,391,060	5.422%, 9/11/2042	3,205,502
	Chase Commercial Mortgage Securities Corporation
1,500,000	7.928%, 7/15/2032	1,523,037
	Commercial Mortgage Pass-Through Certificates
45,033	0.433%, 2/15/2009[c,d]	40,582
1,000,000	0.463%, 2/15/2009[c,f]	581,610
3,000,000	0.513%, 2/15/2009[c,f]	1,798,080
	Credit Suisse First Boston Mortgage Securities Corporation
3,000,000	4.609%, 2/15/2038	2,868,921
3,928,825	3.382%, 5/15/2038	3,707,247
	Credit Suisse Mortgage Capital Certificates
1,500,000	0.503%, 2/15/2009[c,d]	1,009,421
	Crown Castle International Corporation
2,620,000	5.245%, 11/15/2036[d]	2,292,500
	General Electric Commercial Mortgage Corporation
865,638	4.591%, 7/10/2045	856,496

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

Limited Maturity Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,500,000	4.302%, 1/15/2038	1,316,511
311,272	2.790%, 1/12/2039	309,773
4,000,000	5.198%, 12/15/2044	3,717,020
	LB-UBS Commercial Mortgage Trust
698	3.323%, 3/15/2027	697
1,061,808	4.207%, 11/15/2027	1,043,116
1,678,317	4.567%, 6/15/2029	1,672,594
4,500,000	4.187%, 8/15/2029	4,403,606
571,155	4.741%, 9/15/2040	568,237
	TIAA Real Estate CDO, Ltd.
4,000,000	5.806%, 8/15/2039	3,170,204
	Wachovia Bank Commercial Mortgage Trust
2,411,972	3.894%, 11/15/2035	2,405,486
	Washington Mutual Asset Securities Corporation
1,197,898	3.830%, 1/25/2035[d]	1,140,602

	Total Commercial Mortgage-Backed Securities	49,438,512

Communications Services (3.9%)
	Alltel Corporation
1,325,000	7.000%, 7/1/2012	1,364,750
1,600,000	6.500%, 11/1/2013	1,600,000
	Ameritech Capital Funding Corporation
1,200,000	6.250%, 5/18/2009	1,210,388
	AT&T, Inc.
750,000	4.950%, 1/15/2013	764,452
1,300,000	6.700%, 11/15/2013	1,403,584

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Communications Services (3.9%) - continued
	British Telecom plc
$1,000,000	8.625%, 12/15/2010	$1,049,943
	Comcast Cable Communications, Inc.
900,000	6.875%, 6/15/2009	908,883
	Cox Communications, Inc.
750,000	7.875%, 8/15/2009	747,454
600,000	4.625%, 1/15/2010	595,201
	GTE Corporation
1,050,000	7.510%, 4/1/2009	1,057,328
	Rogers Cable, Inc.
1,120,000	7.875%, 5/1/2012	1,167,107
	SBC Communications, Inc.
1,000,000	4.125%, 9/15/2009	1,013,166
	Telecom Italia Capital SA
600,000	6.200%, 7/18/2011	579,480
	Thomson Reuters Corporation
1,000,000	5.950%, 7/15/2013	982,322
	Time Warner Cable, Inc.
1,100,000	5.400%, 7/2/2012	1,066,305
1,000,000	6.200%, 7/1/2013	984,390
1,000,000	8.250%, 2/14/2014	1,062,503
	Verizon Communications, Inc.
650,000	4.350%, 2/15/2013	642,617

	Total Communications Services	18,199,873

Consumer Cyclical (3.1%)
	CVS Caremark Corporation
1,300,000	2.503%, 3/2/2009[c]	1,239,824
	CVS Corporation
1,200,000	4.000%, 9/15/2009	1,200,069
	D.R. Horton, Inc.
900,000	8.000%, 2/1/2009	900,056
	Ford Motor Credit Company
2,000,000	7.375%, 10/28/2009	1,792,612
	May Department Stores Company
900,000	4.800%, 7/15/2009	892,012
	McDonald’s Corporation
1,275,000	4.300%, 3/1/2013	1,312,986

	MGM MIRAGE
1,840,000	13.000%, 11/15/2013[d,h]	1,674,400
	Nissan Motor Acceptance Corporation
1,200,000	4.625%, 3/8/2010[d]	1,185,737
	SLM Private Credit Student Loan Trust
857,786	2.006%, 3/16/2009[c]	808,571
	Wal-Mart Stores, Inc.
700,000	3.000%, 2/3/2014	696,640
	Walt Disney Company
2,600,000	1.153%, 4/16/2009[c,e]	2,554,131

	Total Consumer Cyclical	14,257,038

Consumer Non-Cyclical (3.5%)
	Abbott Laboratories
700,000	5.150%, 11/30/2012	746,033
	Altria Group, Inc.
1,300,000	8.500%, 11/10/2013	1,429,429
	AstraZeneca plc
625,000	5.400%, 9/15/2012	664,260

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Consumer Non-Cyclical (3.5%) - continued
	Bottling Group, LLC
$1,650,000	6.950%, 3/15/2014	$1,888,578
	Cargill, Inc.
1,000,000	5.200%, 1/22/2013[d,e]	957,013
	Diageo Capital plc
1,500,000	7.375%, 1/15/2014	1,645,005
	H. J. Heinz Company
1,700,000	15.590%, 12/1/2011[d]	1,897,166
	Kellogg Company
1,250,000	5.125%, 12/3/2012	1,308,059
	Kroger Company
1,225,000	7.250%, 6/1/2009[h]	1,237,047
	Philip Morris International, Inc.
1,800,000	6.875%, 3/17/2014	1,971,904
	President and Fellows of Harvard College
2,500,000	5.000%, 1/15/2014[d]	2,613,425

	Total Consumer Non-Cyclical	16,357,919

Energy (2.5%)
	ConocoPhillips
1,250,000	4.750%, 2/1/2014	1,260,500
	Energy Transfer Partners, LP
1,000,000	6.000%, 7/1/2013	941,632
	Enterprise Products Operating, LP
500,000	4.625%, 10/15/2009	495,371
1,300,000	9.750%, 1/31/2014	1,413,681
	Hess Corporation
1,000,000	7.000%, 2/15/2014	1,014,201
	Occidental Petroleum Corporation
1,000,000	7.000%, 11/1/2013	1,096,187
	Petroleos Mexicanos
1,000,000	8.000%, 5/3/2019[d,i]	997,500
	Premcor Refining Group, Inc.
900,000	6.125%, 5/1/2011	906,651
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
625,000	5.832%, 9/30/2016[d]	520,369
	Sempra Energy
1,600,000	7.950%, 3/1/2010	1,644,414
	Transocean, Inc.
650,000	5.250%, 3/15/2013	627,786
	Western Oil Sands, Inc.
650,000	8.375%, 5/1/2012	663,738

	Total Energy	11,582,030

Financials (23.9%)
	Allstate Life Global Funding Trust
1,000,000	5.375%, 4/30/2013	1,008,775

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

	American Express Centurion Bank
1,000,000	5.200%, 11/26/2010	966,897
	American Express Company
5,000,000	3.150%, 12/9/2011	5,125,640
1,650,000	5.875%, 5/2/2013	1,596,819
	Australia & New Zealand Banking Group, Ltd.
1,650,000	6.200%, 7/19/2013[d]	1,599,386
	Bank of America Corporation
5,000,000	2.100%, 4/30/2012[e]	4,949,845

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Financials (23.9%) - continued
	Bank of New York Mellon Corporation
$1,600,000	4.950%, 11/1/2012[e]	$1,629,245
	BB&T Corporation
430,000	6.500%, 8/1/2011	440,990
	Bear Stearns Companies, Inc.
1,000,000	4.550%, 6/23/2010	1,017,592
	Berkshire Hathaway Finance Corporation
650,000	5.000%, 8/15/2013	670,529
	Capmark Financial Group, Inc.
850,000	5.875%, 5/10/2012	322,708
	CIT Group, Inc.
1,100,000	5.200%, 11/3/2010	961,973
500,000	7.625%, 11/30/2012	418,638
	Citigroup, Inc.
1,600,000	5.125%, 2/14/2011	1,534,085
5,000,000	2.125%, 4/30/2012[e]	4,952,180
1,000,000	5.500%, 4/11/2013	914,774
1,650,000	8.400%, 4/30/2018	602,630
	CME Group, Inc.
1,300,000	5.400%, 8/1/2013	1,307,185
	Corestates Capital Trust I
300,000	8.000%, 12/15/2026[d]	232,530
	Credit Suisse New York, NY
1,000,000	5.000%, 5/15/2013	968,696
	Developers Diversified Realty Corporation
600,000	4.625%, 8/1/2010	437,417
	Fifth Third Bancorp
675,000	6.250%, 5/1/2013	645,435
	General Electric Capital Corporation
900,000	5.200%, 2/1/2011	912,874
5,000,000	2.200%, 6/8/2012[e]	4,958,855
1,000,000	4.800%, 5/1/2013	975,235
	Goldman Sachs Group, Inc.
3,500,000	1.578%, 3/23/2009[c]	3,407,117
900,000	6.875%, 1/15/2011	909,076
5,000,000	3.250%, 6/15/2012[h]	5,131,175
650,000	7.500%, 2/15/2019[i]	645,125
	Goldman Sachs Group, Inc., Convertible
2,500,000	1.000%, 1/31/2015[j]	1,998,550
1,250,000	1.000%, 5/7/2015[j]	974,538
	HSBC USA, Inc.
5,000,000	3.125%, 12/16/2011	5,118,980
	International Lease Finance Corporation
950,000	5.750%, 6/15/2011	737,561
1,650,000	5.000%, 9/15/2012	1,210,915
	J.P. Morgan Chase & Company
1,650,000	6.750%, 2/1/2011	1,705,620
705,000	5.600%, 6/1/2011	721,580
5,000,000	3.125%, 12/1/2011	5,143,450
	Keybank National Association
5,000,000	3.200%, 6/15/2012[h]	5,129,730
	Lehman Brothers Holdings E-Capital Trust I
1,500,000	3.019%, 8/19/2065[k]	150
	Lehman Brothers Holdings, Inc.
800,000	5.250%, 2/6/2012[k]	112,000

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Financials (23.9%) - continued
	Lincoln National Corporation
$550,000	5.650%, 8/27/2012	$515,202
	Merrill Lynch & Company, Inc.
3,500,000	3.079%, 2/5/2009[c,e]	3,386,663
1,000,000	6.150%, 4/25/2013[e]	965,032
	Metropolitan Life Global Funding
1,320,000	5.125%, 4/10/2013[d]	1,263,363
	Monumental Global Funding, Ltd.
670,000	5.500%, 4/22/2013[d]	609,564
	Morgan Stanley
1,750,000	1.374%, 4/15/2009[c]	1,736,978
650,000	5.050%, 1/21/2011	631,192
650,000	5.250%, 11/2/2012[h]	611,877
	Nations Bank Capital Trust IV
2,700,000	8.250%, 4/15/2027	2,100,708
	Northern Trust Company
1,000,000	5.500%, 8/15/2013	1,031,146
	Protective Life Secured Trust
1,000,000	4.000%, 10/7/2009	971,171
	Prudential Financial, Inc., Convertible
2,175,000	0.366%, 3/15/2009[c]	2,088,000
	Rio Tinto Finance. Ltd.
1,000,000	5.875%, 7/15/2013	879,723
	Simon Property Group, LP
1,700,000	4.600%, 6/15/2010	1,573,778
	Sovereign Bank
3,400,000	2.750%, 1/17/2012	3,438,226
	State Street Capitol Trust II
1,000,000	8.250%, 3/15/2011	760,370
	Suntrust Bank
5,000,000	3.000%, 11/16/2011	5,104,055
	Swedbank AB
3,400,000	3.000%, 12/22/2011[d]	3,453,856
	UnitedHealth Group, Inc.
1,000,000	5.500%, 11/15/2012	1,001,450
	Verizon Wireless Capital, LLC
1,000,000	5.550%, 2/1/2014[d]	993,570
	Wachovia Capital Trust III, 5.800%
300,000	5.800%, 3/15/2011	153,000
	Wachovia Corporation
700,000	6.150%, 3/15/2009	700,704
1,000,000	5.500%, 5/1/2013	1,030,663
	Wells Fargo & Company
1,000,000	2.096%, 3/16/2009[c]	993,364
325,000	4.375%, 1/31/2013	316,352
	Wells Fargo Capital XIII
1,000,000	7.700%, 3/26/2013	716,985
	Wells Fargo Capital XV
1,000,000	9.750%, 9/26/2013[h]	940,000

	Total Financials	110,063,492

Foreign (0.4%)
	Corporacion Andina de Fomento
2,500,000	5.750%, 1/12/2017	2,019,667

	Total Foreign	2,019,667

Mortgage-Backed Securities (2.2%)
	Federal National Mortgage Association
3,373,534	6.000%, 8/1/2024	3,487,883

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

Limited Maturity Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Mortgage-Backed Securities (2.2%) - continued
	Federal National Mortgage Association Conventional 30-Yr. Pass-Through
$1,000,000	6.000%, 2/1/2039[i]	$1,030,625
5,500,000	6.500%, 2/1/2039[i]	5,728,591

	Total Mortgage-Backed Securities	10,247,099

Technology (0.5%)
	Hewlett-Packard Company
1,300,000	4.500%, 3/1/2013	1,353,455
	Sun Microsystems, Inc.
300,000	7.650%, 8/15/2009	298,125
	Xerox Corporation
900,000	5.500%, 5/15/2012	834,552

	Total Technology	2,486,132

Transportation (1.0%)
	Delta Air Lines, Inc.
625,000	7.111%, 9/18/2011	553,125
	FedEx Corporation
700,000	3.500%, 4/1/2009	699,495
	Norfolk Southern Corporation
1,400,000	6.200%, 4/15/2009	1,401,974
	Northwest Airlines, Inc.
1,085,000	6.841%, 4/1/2011	954,800
	Union Pacific Corporation
500,000	6.125%, 1/15/2012	500,826
400,000	5.450%, 1/31/2013	394,239

	Total Transportation	4,504,459

U.S. Government (10.8%)
	Federal Farm Credit Bank
5,000,000	2.000%, 1/17/2012	4,984,115
	Federal Home Loan Banks
5,000,000	3.625%, 9/16/2011[h]	5,214,895
4,000,000	3.625%, 10/18/2013	4,172,440
	Federal National Mortgage Association
5,000,000	4.625%, 5/1/2013[e]	5,022,250
	U.S. Treasury Notes
9,000,000	2.125%, 1/31/2010	9,137,106
1,000,000	0.875%, 12/31/2010[h]	999,453
725,000	2.750%, 2/28/2013[h]	760,118
2,500,000	1.500%, 12/31/2013	2,463,477
	U.S. Treasury Notes, TIPS
16,925,400	2.000%, 7/15/2014[h]	16,830,195

	Total U.S. Government	49,584,049

U.S. Municipals (0.9%)
	Denver, Colorado City & County Airport Revenue Bonds
2,500,000	5.250%, 11/15/2032	2,539,100
	Houston, Texas Utility System Revenue Bonds
650,000	5.000%, 5/15/2011	688,155

Principal Amount	Long-Term Fixed Income (99.3%)	Value
U.S. Municipals (0.9%) - continued
	South Carolina State Public Service Authority Revenue Bonds
$650,000	5.750%, 1/1/2014[l]	$687,232

	Total U.S. Municipals	3,914,487

Utilities (2.3%)
	Carolina Power & Light, Inc.
1,300,000	5.950%, 3/1/2009	1,301,232
	Centerpoint Energy Houston Electric, LLC
700,000	7.000%, 3/1/2014[e]	720,590

	Cleveland Electric Illuminating Company
235,000	7.430%, 11/1/2009	237,704
	Duke Energy Carolinas, LLC
1,300,000	5.750%, 11/15/2013	1,391,468
	Electricite de France
1,500,000	5.500%, 1/26/2014[d]	1,558,624
	National Rural Utilities Cooperative Finance Corporation
1,350,000	5.500%, 7/1/2013	1,373,034
	Oncor Electric Delivery Company
1,300,000	5.950%, 9/1/2013[d]	1,271,413
	Pacific Gas & Electric Company
500,000	3.600%, 3/1/2009	499,989
	Power Receivables Finance, LLC
229,603	6.290%, 1/1/2012[f]	224,745
	Public Service Company of Colorado
330,000	7.875%, 10/1/2012	371,154
	Virginia Electric & Power Company
1,000,000	4.500%, 12/15/2010	1,004,317
640,000	5.100%, 11/30/2012	648,550

	Total Utilities	10,602,820

	Total Long-Term Fixed Income (cost $496,318,262)	457,737,354

Shares	Preferred Stock (0.1%)	Value
Financials (0.1%)
46,750	Credit Suisse XLF Equity-Linked Note, Convertible, 11.100%[j,m]	430,100
72,400	Federal National Mortgage Association, 8.250%	79,640

	Total Financials	509,740

	Total Preferred Stock (cost $2,100,709)	509,740

Contracts	Options Purchased (0.1%)	Value
	Put on U.S. Treasury Bond Futures
130	$123.00, expires 2/20/2009	$199,062
220	$120.50, expires 4/18/2009	423,473

	Total Options Purchased (cost $543,706)	622,535

Shares	Collateral Held for Securities Loaned (10.3%)	Value
47,414,345	Thrivent Financial Securities Lending Trust	$47,414,345

	Total Collateral Held for Securities Loaned (cost $47,414,345)	47,414,345

Shares or Principal Amount	Short-Term Investments (2.6%)[n]	Value
	Federal National Mortgage Association Discount Notes
3,700,000	0.408%, 5/14/2009[o,p]	3,695,708
	Park Avenue Receivables Corporation
4,195,000	0.250%, 2/2/2009[b]	4,194,942

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

Limited Maturity Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

4,108,592	Thrivent Money Market Fund	4,108,592

	Total Short-Term Investments (at amortized cost)	11,999,242

	Total Investments (cost $559,955,104) 112.8%	$519,902,841

	Other Assets and Liabilities, Net (12.8%)	(58,881,146)

	Total Net Assets 100.0%	$461,021,695

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 30, 2009, the value of these investments was $43,226,825 or 9.4% of total net assets.
e	All or a portion of the security was earmarked to cover options.
f	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Fund owned as of January 30, 2009.

Security	Acquisition Date	Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$2,000,000
Commercial Mortgage Pass-Through Certificates	5/2/2007	3,000,000
Commercial Mortgage Pass-Through Certificates	10/18/2006	1,000,000
First Franklin Mortgage Loan Asset-Backed Certificates	4/19/2006	85,895
Mortgage Equity Conversion Asset Trust	1/18/2007	2,936,087
Mortgage Equity Conversion Asset Trust	2/14/2007	2,934,353
Power Receivables Finance, LLC	9/30/2003	229,536
Wachovia Asset Securitization, Inc.	3/16/2007	1,279,034

g	Defaulted security.
h	All or a portion of the security is on loan.
i	Denotes investments purchased on a when-issued or delayed delivery basis.
j	These securities are Equity-Linked Structured Securities.
k	In bankruptcy.
l	Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principals and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.
m	Non-income producing security.
n	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
o	At January 30, 2009, $1,498,260 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts.
p	At January 30, 2009, $2,097,564 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

    Definitions:

TIPS	-	Treasury Inflation Protected Security.
LIBOR	-	London Interbank Offered Rate.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$5,847,185
Gross unrealized depreciation	(45,899,448)

Net unrealized appreciation (depreciation)	($40,052,263)

Cost for federal income tax purposes	$559,955,104

The following table is a summary of the inputs used, as of January 30, 2009, in valuing the Limited Maturity Bond Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Level	Investments in Securities	Other Financial Instruments*
Level 1	$52,225,112	($861,655)
Level 2	451,630,817	(1,193,610)
Level 3	16,046,912	–

Totals (Level 1,2,3)	$519,902,841	($2,055,265)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Limited Maturity Bond Fund as discussed in the Notes to Schedule of Investments.

	Investments in Securities	Other Financial Instruments*
Value October 31, 2008	$11,423,364	$–
Accrued Discounts/Premiums	(3,162)	–
Realized Gain/(Loss)	(362,330)	–
Change in Unrealized Gain/(Loss)	31,355	–
Net Purchases/Sales	(2,231,694)	–
Transfers In and/or Out of Level 3	7,189,379	–

Value January 30, 2009	$16,046,912	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

Limited Maturity Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(115)	March 2009	($24,866,603)	($25,026,875)	($160,272)
5-Yr. U.S. Treasury Bond Futures	(630)	March 2009	(73,641,833)	(74,448,284)	(806,451)
10-Yr. U.S. Treasury Bond Futures	65	March 2009	8,031,123	7,973,672	(57,451)
20-Yr. U.S. Treasury Bond Futures	(45)	March 2009	(5,901,113)	(5,701,641)	199,472
Total Futures					($824,702)

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
10-Yr. U.S. Treasury Bond Futures	130	$121.00	February 2009	($97,500)	($36,953)
10-Yr. U.S. Treasury Bond Futures	220	118.50	April 2009	(253,715)	–
Total Call Options Written				($351,215)	($36,953)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 10, 5 Year, at 5.00%; Bank of America	Sell	6/20/2013	$990,000	$88,194	($222,875)	($141,517)
CDX HY, Series 10, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Sell	6/20/2013	1,980,000	106,944	(445,751)	(324,707)
CDX HY, Series 11, 5 Year, at 5.00%; Bank of America	Sell	12/20/2013	4,455,000	795,000	(1,154,500)	(395,969)
CDX IG, Series 10, 5 Year, at 1.55%; Bank of America	Sell	6/20/2013	2,440,000	26,592	(57,685)	(32,817)
LCDX N.A., Series 8, 5 Year, at 1.20%; Bank of America	Sell	6/20/2012	1,581,000	21,375	(333,032)	(340,929)
LCDX N.A., Series 8, 5 Year, at 1.20%; J.P. Morgan Chase and Co.	Sell	6/20/2012	1,581,000	21,375	(333,032)	(339,941)
Total Credit Default Swaps					($2,546,875)	($1,575,880)

Interest Rate Swaps and Counterparty	Fund Receives	Fund Pays	Termination Date	Notional Principal Amount	Upfront Payments Received (Made)	Value	Unrealized Gain/(Loss)
Bank of America, N.A., 2 Year	5.306%	3 Month LIBOR	6/29/2009	$15,000,000	N/A	$243,949	$243,949
Bank of America, N.A., 2 Year	5.275%	3 Month LIBOR	5/29/2009	11,000,000	N/A	138,321	138,321
Total Interest Rate Swaps						$382,270	$382,270

1	As the buyer of protection, Limited Maturity Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Limited Maturity Bond Fund could be required to make as the seller or receive as the buyer of protection.
3	The market value for credit indices (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. In the case when protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

Limited Maturity Bond Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held at January 30, 2009	Value January 30, 2009	Income Earned November 1, 2008 - January 30, 2009
Money Market	$7,923,037	$18,598,148	$22,412,593	4,108,592	$4,108,592	$16,378
Thrivent Financial Securities Lending Trust	52,879,250	79,476,240	84,941,145	47,414,345	47,414,345	158,906
Total Value and Income Earned	60,802,287				51,522,937	175,284

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

Money Market Fund

Schedule of Investments as of January 30, 2009

(unaudited)

Principal Amount	Certificates of Deposit (2.4%)[a]	Value
Banking-Domestic (2.4%)
	Bank of New York Mellon
$3,870,000	5.410%, 5/15/2009	$3,884,207
	Chase Bank USA
16,985,000	0.400%, 3/30/2009	16,985,000
	U.S. Bank NA
13,500,000	2.950%, 3/11/2009	13,500,000

	Total Banking-Domestic	34,369,207

	Total Certificates of Deposit	34,369,207

Principal Amount	Commercial Paper (65.1%)[a]	Value
Banking-Domestic (3.6%)
	Bank of America Corporation
5,015,000	1.600%, 2/12/2009	5,012,325
16,890,000	2.955%, 3/17/2009	16,827,613
	Rabobank USA Finance Corporation
16,975,000	0.490%, 4/3/2009	16,960,675
	River Fuel Company No. 2, Inc.
3,687,000	1.250%, 4/30/2009[b]	3,675,606
	River Fuel Company No. 3, Inc.
2,721,000	1.300%, 4/30/2009[b]	2,712,433
	River Fuel Trust No. 1
7,675,000	2.160%, 4/30/2009[b]	7,634,016

	Total Banking-Domestic	52,822,668

Basic Industry (0.5%)
	BASF AG
8,150,000	2.000%, 3/5/2009	8,135,059

	Total Basic Industry	8,135,059

Brokerage (2.8%)
	Citigroup Funding, Inc.
20,560,000	1.000%, 3/27/2009[b]	20,528,589
20,460,000	1.000%, 3/30/2009[b]	20,427,037

	Total Brokerage	40,955,626

Consumer Cyclical (0.9%)
	Toyota Credit Puerto Rico
13,510,000	2.700%, 3/23/2009	13,458,324

	Total Consumer Cyclical	13,458,324

Education (0.4%)
	Northwestern University
5,435,000	2.450%, 2/2/2009	5,434,260

	Total Education	5,434,260

Energy (1.0%)
	Total Capital SA
13,941,000	0.300%, 2/2/2009	13,940,768

	Total Energy	13,940,768

Finance (26.8%)
	Barton Capital Corporation
3,612,000	0.350%, 2/3/2009[b]	3,611,895
20,500,000	0.750%, 4/8/2009[b]	20,471,385
17,200,000	0.450%, 4/13/2009[b]	17,184,520
17,050,000	0.450%, 4/17/2009[b]	17,033,802
	Bryant Park Funding, LLC
4,750,000	1.600%, 2/17/2009[b]	4,746,411
	Enterprise Funding Corporation
17,060,000	1.400%, 2/23/2009[b]	17,044,741

Principal Amount	Commercial Paper (65.1%)[a]	Value
Finance (26.8%) - continued
$20,475,000	0.500%, 4/13/2009[b]	$20,454,525
	General Electric Capital Corporation
17,000,000	0.650%, 6/29/2009[b]	16,954,265
20,400,000	0.620%, 7/20/2009[b]	20,340,273

	HSBC Finance Corporation
16,885,000	2.950%, 3/11/2009	16,831,038
	ING US Funding, LLC
16,880,000	2.975%, 3/12/2009	16,824,202
	Kitty Hawk Funding Corporation
13,873,000	0.750%, 3/23/2009[b]	13,858,260
	Old Line Funding Corporation
10,200,000	2.600%, 2/20/2009[b]	10,185,267
10,360,000	1.650%, 3/20/2009[b]	10,337,208
13,640,000	1.000%, 3/25/2009[b]	13,619,919
20,510,000	0.450%, 4/20/2009[b]	20,489,746
	Ranger Funding Company, LLC
16,970,000	1.550%, 2/24/2009[b]	16,952,464
13,650,000	0.500%, 4/6/2009[b]	13,637,677
20,475,000	0.500%, 4/13/2009[b]	20,454,525
	Thunder Bay Funding, Inc.
12,435,000	1.600%, 2/20/2009[b]	12,423,947
10,300,000	1.500%, 3/13/2009[b]	10,282,404
10,260,000	1.000%, 3/20/2009[b]	10,246,320
	Yorktown Capital, LLC
17,000,000	1.600%, 2/24/2009[b]	16,981,867
10,230,000	0.400%, 3/6/2009[b]	10,226,135
20,475,000	0.500%, 4/13/2009[b]	20,454,525
17,000,000	0.650%, 5/14/2009[b]	16,968,385

	Total Finance	388,615,706

Insurance (2.0%)
	Swiss Reinsurance Company
15,129,000	1.581%, 2/12/2009	15,121,027
13,510,000	3.020%, 3/16/2009	13,460,133

	Total Insurance	28,581,160

U.S. Government (23.8%)
	Federal Home Loan Bank Discount Notes
10,230,000	2.550%, 2/17/2009	10,217,681
6,750,000	2.750%, 3/2/2009	6,734,532
10,185,000	1.100%, 3/26/2009	10,168,195
11,280,000	2.544%, 4/14/2009	11,221,803
5,450,000	2.000%, 4/16/2009	5,427,292
8,890,000	1.150%, 12/4/2009	8,802,816
	Federal Home Loan Mortgage Corporation Discount Notes
30,580,000	2.604%, 2/24/2009	30,526,904
2,000,000	3.000%, 3/2/2009	1,995,000
20,430,000	1.950%, 3/18/2009	20,379,095
16,930,000	3.050%, 3/30/2009	16,846,808
6,800,000	2.250%, 3/31/2009	6,774,925
16,970,000	1.800%, 5/18/2009	16,879,210
6,810,000	2.150%, 5/26/2009	6,763,229
20,400,000	0.540%, 7/29/2009	20,345,226
10,200,000	0.560%, 9/1/2009	10,166,204
13,600,000	0.570%, 9/30/2009	13,547,889
10,525,000	0.680%, 11/9/2009	10,468,937
6,800,000	1.100%, 2/26/2010[c]	6,800,000
	Federal National Mortgage Association Discount Notes
16,900,000	2.250%, 2/17/2009	16,882,044

Principal Amount	Commercial Paper (65.1%)[a]	Value
U.S. Government (23.8%) - continued
$6,400,000	2.700%, 2/27/2009	$6,387,040
13,600,000	2.700%, 3/16/2009	13,555,120
17,000,000	2.500%, 3/18/2009	16,945,695
10,245,000	3.000%, 3/19/2009	10,204,874
6,850,000	2.000%, 4/22/2009	6,819,175
6,450,000	2.870%, 5/1/2009	6,403,721
16,990,000	1.730%, 5/20/2009	16,901,005
9,800,000	0.540%, 9/8/2009	9,767,660
20,400,000	0.550%, 9/14/2009	20,329,563
6,800,000	0.560%, 9/21/2009	6,775,354

	Total U.S. Government	345,036,997

U.S. Municipal (3.3%)
	Alaska Housing Financing Corporation
16,499,000	3.000%, 3/12/2009	16,444,003

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

Money Market Fund

Schedule of Investments as of January 30, 2009

(unaudited)

11,111,000	2.950%, 4/13/2009	11,045,445
20,522,000	2.250%, 4/23/2009	20,416,825

	Total U.S. Municipal	47,906,273

	Total Commercial Paper	944,886,841

Principal Amount	U.S. Government (3.6%)[a]	Value
	Federal Home Loan Banks
40,980,000	3.750%, 8/18/2009	41,658,366
	Federal Home Loan Mortgage Corporation
10,250,000	4.875%, 2/17/2009	10,260,248

	Total U.S. Government	51,918,614

Principal Amount	Variable Rate Notes (31.6%)[a]	Value
Banking-Domestic (10.4%)
	Bank of America Corporation
10,000,000	2.906%, 2/6/2009[d]	10,000,000
	Bank of America NA
10,140,000	1.625%, 4/3/2009[d]	10,140,000
	Barclays Bank plc NY
10,120,000	2.685%, 2/11/2009[d]	10,120,000
	Bear Stearns & Company, Inc.
10,200,000	1.558%, 3/30/2009[b,d]	10,191,005
	Branch Banking and Trust Company
13,515,000	2.610%, 3/4/2009[b,d]	13,515,000
	Deutsche Bank AG/NY
13,530,000	1.735%, 3/23/2009[b,d]	13,530,000
	HSBC Bank USA NA
6,825,000	2.329%, 3/10/2009[d]	6,802,688
	Rabobank Nederland NV/NY
13,690,000	2.129%, 2/13/2009[d,e]	13,690,000
	Royal Bank of Canada NY
13,510,000	1.735%, 4/1/2009[d]	13,510,000
	Svenska Handelsbanken NY
20,230,000	2.519%, 2/26/2009[d]	20,230,000
	Wachovia Bank
10,130,000	1.635%, 4/6/2009[b,d]	10,130,000
	Wells Fargo & Company
19,225,000	0.483%, 2/17/2009[d,e]	19,225,000

	Total Banking-Domestic	151,083,693

Principal Amount	Variable Rate Notes (31.6%)[a]	Value
Banking-Foreign (3.5%)
	ING Bank NV
$13,520,000	1.716%, 3/26/2009[d,e]	$13,520,000
	Royal Bank of Canada
10,150,000	2.449%, 2/17/2009[d,e]	10,150,000
	Societe Generale
10,120,000	2.620%, 3/4/2009[d,e]	10,120,000
	Svenska Handelsbanken AB
16,900,000	1.509%, 4/27/2009[d,e]	16,900,000

	Total Banking-Foreign	50,690,000

Brokerage (1.4%)
	Citigroup Funding, Inc.
20,390,000	1.274%, 4/30/2009[b,d]	20,403,824

	Total Brokerage	20,403,824

Consumer Cyclical (2.8%)
	American Honda Finance Corporation
10,150,000	2.989%, 2/5/2009[d,e]	10,150,000
4,760,000	2.246%, 3/9/2009[d,e]	4,760,260
18,230,000	1.541%, 4/8/2009[d,e]	18,230,000
6,760,000	1.290%, 4/14/2009[d,e]	6,760,000

	Total Consumer Cyclical	39,900,260

Finance (2.1%)
	Bear Stearns & Company, Inc.
17,050,000	0.523%, 2/2/2009[b,d]	17,012,678
	Procter & Gamble International Funding SCA
13,530,000	2.309%, 2/19/2009[d]	13,530,000

	Total Finance	30,542,678

Insurance (1.2%)
	Allstate Life Global Funding Trust
16,900,000	1.775%, 3/20/2009[d]	16,900,000

	Total Insurance	16,900,000

U.S. Government (10.2%)
	Federal Home Loan Banks
15,620,000	3.003%, 2/1/2009[d]	15,621,829
10,200,000	0.750%, 2/2/2009[d]	10,200,000
6,750,000	0.780%, 2/2/2009[d]	6,750,000
10,200,000	0.406%, 2/9/2009[d]	10,200,000
16,970,000	2.361%, 2/18/2009[d]	16,970,000
10,670,000	2.038%, 2/20/2009[d]	10,638,052
13,600,000	0.485%, 2/21/2009[d]	13,600,000
	Federal Home Loan Mortgage Corporation
10,200,000	0.680%, 2/2/2009[d]	10,200,000
13,600,000	0.780%, 2/2/2009[d]	13,600,000
13,585,000	0.336%, 2/9/2009[d]	13,581,613
10,200,000	0.329%, 2/18/2009[d]	10,190,217
	Federal National Mortgage Association
17,000,000	1.244%, 4/13/2009[d]	16,990,871

	Total U.S. Government	148,542,582

	Total Variable Rate Notes	458,063,037

	Total Investments (at amortized cost) 102.7%	$1,489,237,699

	Other Assets and Liabilities, Net (2.7)%	(38,510,846)

	Total Net Assets 100.0%	$1,450,726,853

a	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 30, 2009, the value of these investments was $123,505,260 or 8.5% of total net assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Cost for federal income tax purposes	$1,489,237,699

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Money Market Fund

Schedule of Investments as of January 30, 2009

(unaudited)

The following table is a summary of the inputs used, as of January 30, 2009, in valuing the Money Market Fund's assets carried at fair value as discussed in the Notes to Schedule of Investments.

Level	Investments in Securities	Other Financial Instruments*
Level 1	$–	$–
Level 2	1,489,237,699	–
Level 3	–	–

Totals (Level 1,2,3)	$1,489,237,699	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

Notes to Schedule of Investments

As of January 30, 2009

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board of Trustees and the change in value, if any, is recorded as unrealized gains or losses. Mutual funds are valued at the net asset value at the close of each business day.

For all Funds, other than Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in Money Market Fund are determined once per week using prices supplied by the Funds’ independent pricing service. Money Market Fund and the Funds’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

In September 2006, the FASB issued FASB Statement No. 157 – Fair Value Measurements (FAS 157). The objective of the statement is to improve the consistency and comparability of fair value measurements used in financial reporting. FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value requirements. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments.

Fair Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Options – The Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. Risks of loss may exceed amounts recognized on an open position.

Financial Futures Contracts – The Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is

124

Notes to Schedule of Investments

As of January 30, 2009

(unaudited)

either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin on a given open position.

Swap Agreements – Certain Funds enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on an open position. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. Periodic payments are recorded as realized gains or losses. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Periodic payments and receipts and payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held with the Trust’s custodian, or a third party, in connection with these agreements.

Credit Default Swaps – A credit default swap is an agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static portfolios of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or the indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost efficient and diversified structure. In the event that a position would default, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Fund’s Schedule of Investments for additional information as of January 30, 2009.

Total Rate of Return Swaps – A total rate of return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset plus any capital gains and losses over the payment period. The underlying asset is typically an index, loan or a basket of assets. Total rate of return swaps provide the Funds with the additional flexibility of gaining exposure to a market or securities index by using the most cost-effective vehicle available.

Interest Rate Swaps – An interest rate swap is an agreement between two parties to exchange cash flows based on the difference between two interest rates. Typically, one party pays a fixed-rate for a specific period while the other pays a variable-rate based on an underlying index for the same period. Interest rate swaps allow the Funds to manage exposure to interest rate fluctuations.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

125

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: March 30, 2009	THRIVENT MUTUAL FUNDS

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 30, 2009	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: March 30, 2009	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer